     As filed with the Securities and Exchange Commission on April 4, 2014


                                           REGISTRATION STATEMENT NOS. 333-96519
                                                                       811-03927
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-6
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 20


                                     And/Or
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               AMENDMENT NO. 113


                                   -----------
                MetLife of CT Fund UL for Variable Life Insurance
                           (Exact name of Registrant)
                    MetLife Insurance Company of Connecticut
                               (Name of Depositor)

            1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910

              (Address of Depositor's Principal Executive Offices) Depositor's Telephone Number, including area code: (860) 308-1000


                              MARIE C. SWIFT, ESQ.
                       Metropolitan Life Insurance Company
                               One Financial Center
                           Boston, Massachusetts 02111
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box):

[ ]   immediately upon filing pursuant to paragraph (b)


[X]   on April 28, 2014 pursuant to paragraph (b)


[ ]   ___ days after filing pursuant to paragraph (a)(1)

[ ]   on ______ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

__    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being registered: Flexible Premium Variable Life Insurance Policies

================================================================================

This registration statement incorporates by reference the prospectuses and supplements dated April 29, 2013, April 30, 2012, May 1, 2011, May 1, 2010, May 1, 2009 and April 28, 2008 for the MetLife Variable Life Policy, each as filed in Post-Effective Amendment No. 19 filed April 4, 2013, Post-Effective Amendment No. 18 filed April 5, 2012, Post-Effective Amendment No. 17 filed April 6, 2011, Post-Effective Amendment No. 16 filed April 7, 2010, Post-Effective Amendment No. 15 filed April 9, 2009 and Post-Effective Amendment No. 13 filed April 7, 2008, respectively, to the Registration Statement on Form N-6, File No. 333-96519.

                             METLIFE VARIABLE LIFE

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

                     APRIL 28, 2014 PROSPECTUS SUPPLEMENT


                           ISSUED TO INDIVIDUALS BY:
METLIFE INSURANCE COMPANY OF CONNECTICUT -- METLIFE OF CT FUND UL FOR VARIABLE
                                LIFE INSURANCE

This prospectus supplement updates certain information contained in your last prospectus dated April 28, 2008, as annually and periodically supplemented, for MetLife Variable Life, a flexible premium variable life insurance policy issued by MetLife Insurance Company of Connecticut (the "Company"). Please keep this prospectus supplement for future reference. The Company no longer offers the Policies to new purchasers. It does continue to accept additional premium payments from existing policy owners.

You can build Cash Value by investing in a variety of INVESTMENT OPTIONS, which, in turn, invest in professionally managed Mutual Funds (THE FUNDS, listed below). A fixed rate option (THE FIXED ACCOUNT) is also available. Except for amounts in the Fixed Account, the value of your Policy will vary based on the performance of the Funds you select. The following Funds are available under all Policies (please see "The Funds" section for additional Funds that may be available depending on when you purchased your Policy):

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
  American Funds Global Growth Fund
  American Funds Growth Fund
  American Funds Growth-Income Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
  Contrafund(R) Portfolio -- Service Class
  Mid Cap Portfolio -- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2

  Templeton Foreign VIP Fund

GOLDMAN SACHS VARIABLE INSURANCE TRUST -- INSTITUTIONAL SHARES
  Goldman Sachs Strategic Growth Fund
JANUS ASPEN SERIES -- SERVICE SHARES
  Enterprise Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  ClearBridge Variable Aggressive Growth Portfolio -- Class I


  ClearBridge Variable Equity Income Portfolio -- Class II
  ClearBridge Variable Large Cap Growth Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE INCOME TRUST
  Western Asset Variable High Income Portfolio
MET INVESTORS SERIES TRUST
  Clarion Global Real Estate Portfolio -- Class A

  ClearBridge Aggressive Growth Portfolio -- Class A

  Invesco Comstock Portfolio -- Class B
  Invesco Small Cap Growth Portfolio -- Class A


  Lord Abbett Bond Debenture Portfolio -- Class A

  MetLife Asset Allocation 100 Portfolio -- Class B

  MFS(R) Emerging Markets Equity Portfolio -- Class B
  PIMCO Inflation Protected Bond Portfolio -- Class A
  PIMCO Total Return Portfolio -- Class B
  Pioneer Fund Portfolio -- Class A
  Pioneer Strategic Income Portfolio -- Class A
  T. Rowe Price Large Cap Value Portfolio -- Class B
  Third Avenue Small Cap Value Portfolio -- Class B
METROPOLITAN SERIES FUND
  BlackRock Capital Appreciation Portfolio -- Class A


  BlackRock Money Market Portfolio -- Class A


  Frontier Mid Cap Growth Portfolio -- Class D

  MetLife Asset Allocation 20 Portfolio -- Class B
  MetLife Asset Allocation 40 Portfolio -- Class B
  MetLife Asset Allocation 60 Portfolio -- Class B
  MetLife Asset Allocation 80 Portfolio -- Class B

  MetLife Stock Index Portfolio -- Class A
  MFS(R) Total Return Portfolio -- Class F
  MFS(R) Value Portfolio -- Class A
  Russell 2000(R) Index Portfolio -- Class A
  T. Rowe Price Large Cap Growth Portfolio -- Class B
  T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management U.S. Government Portfolio -- Class A

  WMC Balanced Portfolio -- Class A
  WMC Core Equity Opportunities Portfolio -- Class A

PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
  Pioneer Mid Cap Value VCT Portfolio
THE MERGER FUND VL
VANGUARD VARIABLE INSURANCE FUND
  Mid-Cap Index Portfolio
  Total Stock Market Index Portfolio


Certain Funds may have been subject to a name change, merger or substitution. Please see "Additional Information Regarding Funds" for more information.


The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                           FUND CHARGES AND EXPENSES

The next two tables describe the Fund charges and expenses that you will indirectly pay periodically during the time that you own the Policy. The Investment Options purchase shares of the Funds at net asset value. The net asset value already reflects the deduction of each Fund's Total Operating Expenses. Therefore you are indirectly bearing the costs of Fund expenses.


The first table below shows the minimum and maximum fees and expenses, as a percentage of average daily net assets, charged by any of the Funds as of December 31, 2013. Certain Funds may impose a redemption fee in the future. The second table shows each Fund's fees and expenses, as a percentage of average daily net assets, as of December 31, 2013, unless otherwise noted. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund. Current prospectuses for the Fund can be obtained by calling 1-800-334-4298.


MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES


                                                                            MINIMUM   MAXIMUM
                                                                          --------- ---------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, including management fees,
distribution and/or service (12b-1) fees, and other expenses)............   0.18%     2.96%


FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                                DISTRIBUTION                               TOTAL                  NET TOTAL
                                                   AND/OR                                 ANNUAL     FEE WAIVER    ANNUAL
                                     MANAGEMENT   SERVICE     OTHER   ACQUIRED FUND FEES OPERATING AND/OR EXPENSE OPERATING
FUND                                    FEE     (12B-1) FEES EXPENSES    AND EXPENSES    EXPENSES  REIMBURSEMENT  EXPENSES
----                                 ---------- ------------ -------- ------------------ --------- -------------- ---------
AMERICAN FUNDS INSURANCE SERIES(R)
  -- CLASS 2
 American Funds Global Growth
   Fund.............................    0.52%       0.25%      0.03%           --          0.80%          --        0.80%
 American Funds Growth Fund.........    0.33%       0.25%      0.02%           --          0.60%          --        0.60%
 American Funds Growth-Income
   Fund.............................    0.27%       0.25%      0.02%           --          0.54%          --        0.54%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
 Contrafund(R) Portfolio -- Service
   Class............................    0.55%       0.10%      0.09%           --          0.74%          --        0.74%
 Equity-Income Portfolio -- Initial
   Class+...........................    0.45%         --       0.10%         0.02%         0.57%          --        0.57%
 High Income Portfolio -- Initial
   Class+...........................    0.56%         --       0.12%           --          0.68%          --        0.68%
 Mid Cap Portfolio -- Service
   Class 2..........................    0.55%       0.25%      0.09%           --          0.89%          --        0.89%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST --
  CLASS 2
 Franklin Small-Mid Cap Growth
   VIP Fund+........................    0.77%       0.25%      0.03%           --          1.05%          --        1.05%
 Templeton Foreign VIP Fund.........    0.64%       0.25%      0.14%           --          1.03%          --        1.03%
GOLDMAN SACHS VARIABLE INSURANCE
  TRUST -- INSTITUTIONAL SHARES
 Goldman Sachs Strategic Growth
   Fund.............................    0.75%         --       0.09%           --          0.84%        0.04%       0.80%

                                                 DISTRIBUTION                               TOTAL                  NET TOTAL
                                                    AND/OR                                 ANNUAL     FEE WAIVER    ANNUAL
                                      MANAGEMENT   SERVICE     OTHER   ACQUIRED FUND FEES OPERATING AND/OR EXPENSE OPERATING
FUND                                     FEE     (12B-1) FEES EXPENSES    AND EXPENSES    EXPENSES  REIMBURSEMENT  EXPENSES
----                                  ---------- ------------ -------- ------------------ --------- -------------- ---------
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio................    0.64%       0.25%      0.05%           --          0.94%          --        0.94%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
 ClearBridge Variable Aggressive
   Growth Portfolio -- Class I.......    0.75%         --       0.04%           --          0.79%        0.00%       0.79%
 ClearBridge Variable Equity
   Income Portfolio -- Class II......    0.75%       0.25%      0.06%           --          1.06%        0.00%       1.06%
 ClearBridge Variable Large Cap
   Growth Portfolio -- Class I.......    0.75%         --       0.10%           --          0.85%        0.00%       0.85%
 ClearBridge Variable Large Cap
   Value Portfolio -- Class I+.......    0.65%         --       0.08%           --          0.73%        0.00%       0.73%
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
 Western Asset Variable High
   Income Portfolio..................    0.60%         --       0.14%           --          0.74%        0.00%       0.74%
MET INVESTORS SERIES TRUST
 Clarion Global Real Estate
   Portfolio -- Class A..............    0.60%         --       0.05%           --          0.65%          --        0.65%
 ClearBridge Aggressive Growth
   Portfolio -- Class A..............    0.59%         --       0.02%           --          0.61%        0.00%       0.61%
 Invesco Comstock Portfolio --
   Class B...........................    0.57%       0.25%      0.02%           --          0.84%        0.02%       0.82%
 Invesco Small Cap Growth
   Portfolio -- Class A..............    0.85%         --       0.02%           --          0.87%        0.02%       0.85%
 Lord Abbett Bond Debenture
   Portfolio -- Class A..............    0.51%         --       0.03%           --          0.54%          --        0.54%
 MetLife Asset Allocation 100
   Portfolio -- Class B..............    0.07%       0.25%      0.01%         0.70%         1.03%          --        1.03%
 MFS(R) Emerging Markets Equity
   Portfolio -- Class A+.............    0.87%         --       0.15%           --          1.02%        0.01%       1.01%
 MFS(R) Emerging Markets Equity
   Portfolio -- Class B..............    0.87%       0.25%      0.15%           --          1.27%        0.01%       1.26%
 MFS(R) Research International
   Portfolio -- Class B+.............    0.68%       0.25%      0.07%           --          1.00%        0.06%       0.94%
 Morgan Stanley Mid Cap Growth
   Portfolio -- Class B+.............    0.64%       0.25%      0.05%           --          0.94%        0.01%       0.93%
 Oppenheimer Global Equity
   Portfolio -- Class A+.............    0.67%         --       0.08%           --          0.75%        0.03%       0.72%
 Oppenheimer Global Equity
   Portfolio -- Class B+.............    0.67%       0.25%      0.08%           --          1.00%        0.03%       0.97%
 PIMCO Inflation Protected Bond
   Portfolio -- Class A..............    0.47%         --       0.08%           --          0.55%        0.00%       0.55%
 PIMCO Total Return Portfolio --
   Class B...........................    0.48%       0.25%      0.03%           --          0.76%          --        0.76%
 Pioneer Fund Portfolio --
   Class A...........................    0.65%         --       0.05%           --          0.70%        0.04%       0.66%
 Pioneer Strategic Income Portfolio
   -- Class A........................    0.57%         --       0.06%           --          0.63%          --        0.63%
 T. Rowe Price Large Cap Value
   Portfolio -- Class B..............    0.57%       0.25%      0.02%           --          0.84%          --        0.84%

                                                DISTRIBUTION                               TOTAL                  NET TOTAL
                                                   AND/OR                                 ANNUAL     FEE WAIVER    ANNUAL
                                     MANAGEMENT   SERVICE     OTHER   ACQUIRED FUND FEES OPERATING AND/OR EXPENSE OPERATING
FUND                                    FEE     (12B-1) FEES EXPENSES    AND EXPENSES    EXPENSES  REIMBURSEMENT  EXPENSES
----                                 ---------- ------------ -------- ------------------ --------- -------------- ---------
 Third Avenue Small Cap Value
   Portfolio -- Class B.............    0.73%       0.25%      0.03%           --          1.01%        0.02%       0.99%
METROPOLITAN SERIES FUND
 BlackRock Capital Appreciation
   Portfolio -- Class A.............    0.69%         --       0.02%           --          0.71%        0.01%       0.70%
 BlackRock Money Market
   Portfolio -- Class A.............    0.33%         --       0.02%           --          0.35%        0.02%       0.33%
 Frontier Mid Cap Growth Portfolio
   -- Class D.......................    0.72%       0.10%      0.03%           --          0.85%        0.01%       0.84%
 Jennison Growth Portfolio --
   Class A+.........................    0.60%         --       0.02%           --          0.62%        0.07%       0.55%
 MetLife Asset Allocation 20
   Portfolio -- Class B.............    0.09%       0.25%      0.02%         0.52%         0.88%        0.01%       0.87%
 MetLife Asset Allocation 40
   Portfolio -- Class B.............    0.07%       0.25%      0.01%         0.57%         0.90%          --        0.90%
 MetLife Asset Allocation 60
   Portfolio -- Class B.............    0.06%       0.25%        --          0.62%         0.93%          --        0.93%
 MetLife Asset Allocation 80
   Portfolio -- Class B.............    0.06%       0.25%      0.01%         0.66%         0.98%          --        0.98%
 MetLife Stock Index Portfolio --
   Class A..........................    0.25%         --       0.02%           --          0.27%        0.01%       0.26%
 MFS(R) Total Return Portfolio --
   Class F..........................    0.55%       0.20%      0.04%           --          0.79%          --        0.79%
 MFS(R) Value Portfolio --
   Class A..........................    0.70%         --       0.02%           --          0.72%        0.14%       0.58%
 Russell 2000(R) Index Portfolio --
   Class A..........................    0.25%         --       0.06%         0.11%         0.42%        0.00%       0.42%
 T. Rowe Price Large Cap Growth
   Portfolio -- Class B.............    0.60%       0.25%      0.03%           --          0.88%        0.01%       0.87%
 T. Rowe Price Small Cap Growth
   Portfolio -- Class B.............    0.48%       0.25%      0.04%           --          0.77%          --        0.77%
 Western Asset Management U.S.
   Government Portfolio --
   Class A..........................    0.47%         --       0.02%           --          0.49%        0.01%       0.48%
 WMC Balanced Portfolio --
   Class A..........................    0.46%         --       0.05%           --          0.51%        0.00%       0.51%
 WMC Core Equity Opportunities
   Portfolio -- Class A.............    0.70%         --       0.02%           --          0.72%        0.11%       0.61%
PIONEER VARIABLE CONTRACTS TRUST --
  CLASS II
 Pioneer Mid Cap Value VCT
   Portfolio........................    0.65%       0.25%      0.06%           --          0.96%          --        0.96%
THE MERGER FUND VL..................    1.25%         --       1.71%           --          2.96%        1.31%       1.65%
VANGUARD VARIABLE INSURANCE FUND
 Mid-Cap Index Portfolio............    0.22%         --       0.03%           --          0.25%          --        0.25%
 Total Stock Market Index
   Portfolio........................      --          --         --          0.18%         0.18%          --        0.18%

--------------

+   Not available under all Policies. Availability depends on Policy issue date.

The information shown in the table above was provided by the Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Fund's 2014 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Fund, but that the expenses of the Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Fund's board of directors or trustees, are not shown.

Certain Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



                                                  INVESTMENT                           INVESTMENT
          FUNDING OPTION                           OBJECTIVE                       ADVISER/SUBADVISER
------------------------------------ -------------------------------------- ----------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
 American Funds Global Growth        Seeks long-term growth of capital.     Capital Research and Management
   Fund                                                                     Company
 American Funds Growth Fund          Seeks growth of capital.               Capital Research and Management
                                                                            Company
 American Funds Growth-Income        Seeks long-term growth of capital and  Capital Research and Management
   Fund                              income.                                Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
 Contrafund(R) Portfolio -- Service  Seeks long-term capital appreciation.  Fidelity Management & Research
   Class                                                                    Company
                                                                            Subadviser: FMR Co., Inc.
 Equity-Income Portfolio -- Initial  Seeks reasonable income. The fund      Fidelity Management & Research
   Class+                            will also consider the potential for   Company
                                     capital appreciation. The fund's goal  Subadviser: FMR Co., Inc.
                                     is to achieve a yield which exceeds
                                     the composite yield on the securities
                                     comprising the S&P 500(R) Index.
 High Income Portfolio -- Initial    Seeks a high level of current income,  Fidelity Management & Research
   Class+                            while also considering growth of       Company
                                     capital.                               Subadviser: FMR Co., Inc.
 Mid Cap Portfolio -- Service        Seeks long-term growth of capital.     Fidelity Management & Research
   Class 2                                                                  Company
                                                                            Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST --
  CLASS 2
 Franklin Small-Mid Cap Growth       Seeks long-term capital growth.        Franklin Advisers, Inc.
   VIP Fund+
 Templeton Foreign VIP Fund          Seeks long-term capital growth.        Templeton Investment Counsel, LLC
GOLDMAN SACHS VARIABLE INSURANCE
  TRUST -- INSTITUTIONAL SHARES
 Goldman Sachs Strategic Growth      Seeks long-term growth of capital.     Goldman Sachs Asset Management,
   Fund                                                                     L.P.
JANUS ASPEN SERIES -- SERVICE
  SHARES
 Enterprise Portfolio                Seeks long-term growth of capital.     Janus Capital Management LLC

                                                INVESTMENT                             INVESTMENT
         FUNDING OPTION                          OBJECTIVE                          ADVISER/SUBADVISER
--------------------------------- ---------------------------------------- -------------------------------------
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
 ClearBridge Variable Aggressive  Seeks capital appreciation.              Legg Mason Partners Fund Advisor,
   Growth Portfolio -- Class I                                             LLC
                                                                           Subadviser: ClearBridge Investments,
                                                                           LLC
 ClearBridge Variable Equity      Seeks a high level of current income.    Legg Mason Partners Fund Advisor,
   Income Portfolio -- Class II   Long-term capital appreciation is a      LLC
                                  secondary objective.                     Subadviser: ClearBridge Investments,
                                                                           LLC
 ClearBridge Variable Large Cap   Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
   Growth Portfolio -- Class I                                             LLC
                                                                           Subadviser: ClearBridge Investments,
                                                                           LLC
 ClearBridge Variable Large Cap   Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
   Value Portfolio -- Class I+    Current income is a secondary            LLC
                                  objective.                               Subadviser: ClearBridge Investments,
                                                                           LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
 Western Asset Variable High      Seeks high current income as its         Legg Mason Partners Fund Advisor,
   Income Portfolio               primary objective and capital            LLC
                                  appreciation as its secondary            Subadvisers: Western Asset
                                  objective.                               Management Company; Western
                                                                           Asset Management Company Limited
MET INVESTORS SERIES TRUST
 Clarion Global Real Estate       Seeks total return through investment    MetLife Advisers, LLC
   Portfolio -- Class A           in real estate securities, emphasizing   Subadviser: CBRE Clarion Securities
                                  both capital appreciation and current    LLC
                                  income.
 ClearBridge Aggressive Growth    Seeks capital appreciation.              MetLife Advisers, LLC
   Portfolio -- Class A                                                    Subadviser: ClearBridge Investments,
                                                                           LLC
 Invesco Comstock Portfolio --    Seeks capital growth and income.         MetLife Advisers, LLC
   Class B                                                                 Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth         Seeks long-term growth of capital.       MetLife Advisers, LLC
   Portfolio -- Class A                                                    Subadviser: Invesco Advisers, Inc.
 Lord Abbett Bond Debenture       Seeks high current income and the        MetLife Advisers, LLC
   Portfolio -- Class A           opportunity for capital appreciation to  Subadviser: Lord, Abbett & Co. LLC produce a high total return.
 MetLife Asset Allocation 100     Seeks growth of capital.                 MetLife Advisers, LLC
   Portfolio -- Class B
 MFS(R) Emerging Markets Equity   Seeks capital appreciation.              MetLife Advisers, LLC
   Portfolio -- Class A+                                                   Subadviser: Massachusetts Financial
                                                                           Services Company
 MFS(R) Emerging Markets Equity   Seeks capital appreciation.              MetLife Advisers, LLC
   Portfolio -- Class B                                                    Subadviser: Massachusetts Financial
                                                                           Services Company
 MFS(R) Research International    Seeks capital appreciation.              MetLife Advisers, LLC
   Portfolio -- Class B+                                                   Subadviser: Massachusetts Financial
                                                                           Services Company

                                                INVESTMENT                              INVESTMENT
         FUNDING OPTION                          OBJECTIVE                          ADVISER/SUBADVISER
--------------------------------- ---------------------------------------- --------------------------------------
 Morgan Stanley Mid Cap Growth    Seeks capital appreciation.              MetLife Advisers, LLC
   Portfolio -- Class B+                                                   Subadviser: Morgan Stanley
                                                                           Investment Management Inc.
 Oppenheimer Global Equity        Seeks capital appreciation.              MetLife Advisers, LLC
   Portfolio -- Class A+                                                   Subadviser: OppenheimerFunds, Inc.
 Oppenheimer Global Equity        Seeks capital appreciation.              MetLife Advisers, LLC
   Portfolio -- Class B+                                                   Subadviser: OppenheimerFunds, Inc.
 PIMCO Inflation Protected Bond   Seeks maximum real return,               MetLife Advisers, LLC
   Portfolio -- Class A           consistent with preservation of capital  Subadviser: Pacific Investment
                                  and prudent investment management.       Management Company LLC
 PIMCO Total Return Portfolio --  Seeks maximum total return,              MetLife Advisers, LLC
   Class B                        consistent with the preservation of      Subadviser: Pacific Investment
                                  capital and prudent investment           Management Company LLC
                                  management.
 Pioneer Fund Portfolio --        Seeks reasonable income and capital      MetLife Advisers, LLC
   Class A                        growth.                                  Subadviser: Pioneer Investment
                                                                           Management, Inc.
 Pioneer Strategic Income         Seeks a high level of current income.    MetLife Advisers, LLC
   Portfolio -- Class A                                                    Subadviser: Pioneer Investment
                                                                           Management, Inc.
 T. Rowe Price Large Cap Value    Seeks long-term capital appreciation     MetLife Advisers, LLC
   Portfolio -- Class B           by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                  believed to be undervalued. Income       Inc.
                                  is a secondary objective.
 Third Avenue Small Cap Value     Seeks long-term capital appreciation.    MetLife Advisers, LLC
   Portfolio -- Class B                                                    Subadviser: Third Avenue
                                                                           Management LLC
METROPOLITAN SERIES FUND
 BlackRock Capital Appreciation   Seeks long-term growth of capital.       MetLife Advisers, LLC
   Portfolio -- Class A                                                    Subadviser: BlackRock Advisors, LLC
 BlackRock Money Market           Seeks a high level of current income     MetLife Advisers, LLC
   Portfolio -- Class A           consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                  capital.
 Frontier Mid Cap Growth          Seeks maximum capital appreciation.      MetLife Advisers, LLC
   Portfolio -- Class D                                                    Subadviser: Frontier Capital
                                                                           Management Company, LLC
 Jennison Growth Portfolio --     Seeks long-term growth of capital.       MetLife Advisers, LLC
   Class A+                                                                Subadviser: Jennison Associates LLC
 MetLife Asset Allocation 20      Seeks a high level of current income,    MetLife Advisers, LLC
   Portfolio -- Class B           with growth of capital as a secondary
                                  objective.
 MetLife Asset Allocation 40      Seeks high total return in the form of   MetLife Advisers, LLC
   Portfolio -- Class B           income and growth of capital, with a
                                  greater emphasis on income.
 MetLife Asset Allocation 60      Seeks a balance between a high level     MetLife Advisers, LLC
   Portfolio -- Class B           of current income and growth of
                                  capital, with a greater emphasis on
                                  growth of capital.
 MetLife Asset Allocation 80      Seeks growth of capital.                 MetLife Advisers, LLC
   Portfolio -- Class B

                                                   INVESTMENT                              INVESTMENT
          FUNDING OPTION                            OBJECTIVE                          ADVISER/SUBADVISER
------------------------------------ ---------------------------------------- --------------------------------------
 MetLife Stock Index Portfolio --    Seeks to track the performance of the    MetLife Advisers, LLC
   Class A                           Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                     Stock Price Index.                       Management, LLC
 MFS(R) Total Return Portfolio --    Seeks a favorable total return through   MetLife Advisers, LLC
   Class F                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                              Services Company
 MFS(R) Value Portfolio -- Class A   Seeks capital appreciation.              MetLife Advisers, LLC
                                                                              Subadviser: Massachusetts Financial
                                                                              Services Company
 Russell 2000(R) Index Portfolio --  Seeks to track the performance of the    MetLife Advisers, LLC
   Class A                           Russell 2000(R) Index.                   Subadviser: MetLife Investment
                                                                              Management, LLC
 T. Rowe Price Large Cap Growth      Seeks long-term growth of capital.       MetLife Advisers, LLC
   Portfolio -- Class B                                                       Subadviser: T. Rowe Price Associates,
                                                                              Inc.
 T. Rowe Price Small Cap Growth      Seeks long-term capital growth.          MetLife Advisers, LLC
   Portfolio -- Class B                                                       Subadviser: T. Rowe Price Associates,
                                                                              Inc.
 Western Asset Management U.S.       Seeks to maximize total return           MetLife Advisers, LLC
   Government Portfolio --           consistent with preservation of capital  Subadviser: Western Asset
   Class A                           and maintenance of liquidity.            Management Company
 WMC Balanced Portfolio --           Seeks long-term capital appreciation     MetLife Advisers, LLC
   Class A                           with some current income.                Subadviser: Wellington Management
                                                                              Company, LLP
 WMC Core Equity Opportunities       Seeks to provide a growing stream of     MetLife Advisers, LLC
   Portfolio -- Class A              income over time and, secondarily,       Subadviser: Wellington Management
                                     long-term capital appreciation and       Company, LLP
                                     current income.
PIONEER VARIABLE CONTRACTS
  TRUST -- CLASS II
 Pioneer Mid Cap Value VCT           Seeks capital appreciation by            Pioneer Investment Management, Inc.
   Portfolio                         investing in a diversified portfolio of
                                     securities consisting primarily of
                                     common stocks.
THE MERGER FUND VL                   Seeks to achieve capital growth by       Westchester Capital Management,
                                     engaging in merger arbitrage.            LLC
VANGUARD VARIABLE INSURANCE FUND
 Mid-Cap Index Portfolio             Seeks to track the performance of a      The Vanguard Group, Inc.
                                     benchmark index that measures the
                                     investment return of mid-
                                     capitalization stocks.
 Total Stock Market Index            Seeks to track the performance of a      The Vanguard Group, Inc.
   Portfolio                         benchmark index that measures the
                                     investment return of the overall stock
                                     market.

--------------
+   Not available under all Policies. Availability depends on Policy issue date.

                    ADDITIONAL INFORMATION REGARDING FUNDS


Certain Funds were subject to a name change, merger or substitution. The chart below identifies the former name and new name of each of these Funds, and, where applicable, the former name and new name of the trust of which the Fund is part.



FUND NAME CHANGES



              FORMER NAME                             NEW NAME
 -------------------------------------  -------------------------------------
 MET INVESTORS SERIES TRUST             MET INVESTORS SERIES TRUST
   Janus Forty Portfolio                  ClearBridge Aggressive Growth
                                           Portfolio II
   MetLife Aggressive Strategy            MetLife Asset Allocation 100
    Portfolio                              Portfolio
 METROPOLITAN SERIES FUND               METROPOLITAN SERIES FUND
   BlackRock Diversified Portfolio        WMC Balanced Portfolio
   Davis Venture Value Portfolio          WMC Core Equity Opportunities
                                           Portfolio
   MetLife Conservative Allocation        MetLife Asset Allocation 20
    Portfolio                              Portfolio
   MetLife Conservative to Moderate       MetLife Asset Allocation 40
    Allocation Portfolio                   Portfolio
   MetLife Moderate Allocation            MetLife Asset Allocation 60
    Portfolio                              Portfolio
   MetLife Moderate to Aggressive         MetLife Asset Allocation 80
    Allocation Portfolio                   Portfolio
 FRANKLIN TEMPLETON VARIABLE INSURANCE  FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST                         PRODUCTS TRUST
   Franklin Small-Mid Cap Growth          Franklin Small-Mid Cap Growth VIP
    Securities Fund                        Fund
   Templeton Foreign Securities Fund      Templeton Foreign VIP Fund



FUND MERGER

The following former Fund merged with and into the new Fund.



              FORMER FUND                             NEW FUND
 -------------------------------------  -------------------------------------
 MET INVESTORS SERIES TRUST             MET INVESTORS SERIES TRUST
   ClearBridge Aggressive Growth          ClearBridge Aggressive Growth
    Portfolio II                           Portfolio



FUND SUBSTITUTION

The following former Fund was replaced by the new Fund.



              FORMER FUND                             NEW FUND
 -------------------------------------  -------------------------------------
 LEGG MASON PARTNERS VARIABLE EQUITY
   TRUST                                MET INVESTORS SERIES TRUST
   ClearBridge Variable All Cap Value     T. Rowe Price Large Cap Value
    Portfolio (Class I)                    Portfolio (Class E)



            DESCRIPTION OF THE COMPANY, SEPARATE ACCOUNT AND FUNDS
--------------------------------------------------------------------------------

                             THE INSURANCE COMPANY

METLIFE INSURANCE COMPANY OF CONNECTICUT is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

In 2013, MetLife, Inc. announced its plans to merge the Company, MetLife Investors Insurance Company (MetLife Investors), MetLife Investors USA Insurance Company (MetLife Investors USA), and Exeter Reassurance Company, Ltd. (Exeter Reassurance), to create one larger U.S.-based and U.S.-regulated life insurance company. MetLife

Investors and MetLife Investors USA, like the Company, are U.S. insurance companies that issue variable insurance products in addition to other products. Exeter Reassurance is a direct subsidiary of MetLife, Inc. that mainly reinsures guarantees associated with variable annuity products issued by U.S. insurance companies that are direct or indirect subsidiaries of MetLife, Inc. The Company, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. These mergers are expected to occur towards the end of 2014, subject to regulatory approvals.

                                 DISTRIBUTION

MetLife Investors Distribution Company's principal executive office address has changed from 5 Park Plaza, Suite 1900, Irvine, CA 92614 to 1095 Avenue of the Americas, New York, NY 10036.


                     CHARGES AGAINST THE SEPARATE ACCOUNT

We are waiving a portion of the Mortality and Expense Risk Charge for Investment Options investing in certain Funds. We are waiving 0.15% for the Investment Option investing in the Western Asset Management U.S. Government Portfolio (Class A). For the Investment Options investing in the following Funds, we are waiving an amount equal to the excess, if any, of the Fund's expenses over the following percentages: 0.65% for the PIMCO Inflation Protected Bond Portfolio (Class A), 0.265% for the MetLife Stock Index Portfolio (Class A), 1.10% for the Third Avenue Small Cap Value Portfolio (Class B), 1.10% for the MFS Research International Portfolio (Class B), 0.84% for the T. Rowe Price Small Cap Growth Portfolio (Class B), 0.68% for the Jennison Growth Portfolio (Class A), 0.62% for the Oppenheimer Global Equity Portfolio (Class A), 0.87% for the Oppenheimer Global Equity Portfolio (Class
B), 0.84% for the Invesco Comstock Portfolio (Class B), and 1.22% for the T. Rowe Price Large Cap Growth Portfolio (Class B).

                                   TRANSFERS
--------------------------------------------------------------------------------



RESTRICTIONS ON TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Policy Owners to transfer Cash Value may dilute the value of a Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Fund and the reflection of that change in the Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Funds, which in turn may adversely affect Policy Owners and other persons who may have an interest in the Policies (e.g. beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Funds (i.e. American Funds Global Growth Fund, Clarion Global Real Estate Portfolio, Fidelity(R) VIP High Income Portfolio, Franklin Small-Mid Cap Growth VIP Fund, Invesco Small Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Russell 2000(R) Index Portfolio, Templeton Foreign VIP Fund, T. Rowe Price Small Cap Growth Portfolio, Third Avenue Small Cap Value Portfolio and Western Asset Variable High Income Portfolio -- the "Monitored Funds") and we monitor transfer activity in those Monitored Funds. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Funds. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Funds within given periods of time. For example, we currently monitor transfer activity to determine if for each of the Monitored Funds, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Policy that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. WE DO NOT BELIEVE THAT OTHER FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE FUNDS. We may change the Monitored Funds at any time without notice in our sole discretion.


As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Funds under our current frequent transfer policies and procedures. Further, American

Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Policy, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Funds that exceeds our current transfer limits, we will exercise our contractual right to revise, suspend or eliminate transfer privileges, including limiting the acceptable mode of requesting transfers, and thereafter will only accept transfer requests via regular U.S. mail and will reject transfer requests requested via facsimile, telephone or Internet. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Policy Owners. We may, among other things:

    . reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or

    . reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Policy Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Policy Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Policy. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Policy Owners and other persons with interests in the Policies. We do not accommodate frequent transfers in any Fund and there are no arrangements in place to permit any Policy Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Funds, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Policy Owners, and to execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Policy Owners who violate the frequent transfer policies established by the Fund.

In addition, Policy Owners and other persons with interests in the Policies should be aware that the purchase and redemption orders received by the Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance products and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Funds (and thus Policy Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds. If a Fund believes that an omnibus order reflects one or more transfer requests from Policy Owners engaged in frequent trading, the Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Policy Owner.

You should read the Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the underlying Funds and may disrupt fund management strategy, requiring a Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Funds except where the manager of a particular underlying Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some fund managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Policy Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above.



                          FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The effect of federal income taxes on the economic benefits provided under the Policy depends on a variety of factors, including but not limited to, the tax status of the Policy Owner and the tax treatment of the Policy (whether it is a Modified Endowment Contract). This tax treatment is highly complex. The following SUMMARY PROVIDES A GENERAL DESCRIPTION OF THE MATERIAL FEDERAL TAX CONSEQUENCES to the Policy owner and Beneficiary of buying, holding and exchanging rights under the Policy. This discussion is only a brief general summary and does not purport to be complete or cover all situations and is not intended as tax or legal advice. This discussion is based upon the Company's understanding of the federal income tax laws as currently interpreted by the U.S. Treasury ("Treasury") and the Internal Revenue Service (IRS). The Company cannot guarantee that those laws or interpretations will remain unchanged.

IT SHOULD BE UNDERSTOOD THAT THIS IS NOT AN EXHAUSTIVE DISCUSSION OF ALL TAX QUESTIONS THAT MIGHT ARISE UNDER THE POLICIES. NO ATTEMPT HAS BEEN MADE TO ADDRESS ANY FEDERAL ESTATE TAX, FOREIGN OR STATE AND LOCAL TAX CONSIDERATIONS THAT MAY ARISE IN CONNECTION WITH A POLICY. FOR COMPLETE INFORMATION, A QUALIFIED TAX OR LEGAL ADVISER SHOULD BE CONSULTED.

IRS Circular 230 Notice: The tax information contained herein is not intended to (and cannot) be used by anyone to avoid IRS penalties. It is intended to support the sale of the Policy. You should seek tax advice based on your particular circumstances from an independent tax adviser.

                     POTENTIAL BENEFITS OF LIFE INSURANCE

A life insurance contract, including the Policy, is a unique financial instrument that along with providing protection for premature death, also provides a number of potential tax advantages including:

    . INCOME TAX-FREE DEATH BENEFITS (e.g., the Death Benefit under the Policy, including the portion attributable to the increase in value based on the Investment Options, may pass to your Beneficiary free of income taxes if the requirements of IRC Section 101 are satisfied.)

    . INCOME TAX-FREE GROWTH OF POLICY CASH VALUES (e.g., within the Policy, any increase in value based on the Investment Options may be tax-deferred until withdrawn -- including tax-free transfers among the Investment Options, and as mentioned above, will not be subject to federal income taxes if paid as a Death Benefit.)

    . INCOME TAX-FREE ACCESS TO CASH VALUE THROUGH LOANS AND/OR WITHDRAWALS (e.g., under certain circumstances, such as where you adhere to certain premium limits, a Policy Owner may access cash from the Policy through a withdrawal, up to the tax basis, or a loan without facing tax consequences.)

Whether and how these benefits may be utilized is largely governed by IRC Sections 7702, 7702A, 817 and 101. These federal tax laws were passed to ensure that the tax advantages of life insurance are not abused.

In sum, these federal tax laws, among numerous other things, establish the following:

    .  A definition of a life insurance contract

    .  Diversification requirements for separate account assets

    . Limitations on policy owner's control over the assets in a separate account

    . Guidelines to determine the maximum amount of premium that may be paid into a policy

    .  Limitations on withdrawals from a policy

    . Qualification testing for all life insurance policies that have cash value features.

                           TAX STATUS OF THE POLICY

DEFINITION OF LIFE INSURANCE

In order for this Policy to offer some or all of the tax advantages described above, it must meet the definition of a life insurance contract under
SECTION 7702 OF THE IRC. Complying with either the cash value accumulation test or the guideline premium test set forth in IRC Section 7702 will satisfy this definition. This Policy uses the guideline premium test. Guidance as to how IRC
Section 7702 and the guideline premium test are to be applied, however, is limited. If a Policy were determined not to be a life insurance contract for purposes of IRC Section 7702, such Policy would not provide the tax advantages normally described above.

The Company believes that it is reasonable to conclude that the Policy meets the IRC Section 7702 definition of a life insurance contract. The Company reserves the right to make changes in the Policy if such changes are deemed necessary to attempt to assure its qualification as a life insurance contract for tax purposes. The death benefit under a Policy will never be less than the minimum amount required for the Policy to be treated as life insurance under section 7702 of the Internal Revenue Code, as in effect on the date the Policy was issued.

DIVERSIFICATION

In addition to meeting the definition of a life insurance contract in IRC
Section 7702 of the IRC, to qualify as life insurance for federal income tax purposes, separate account investments (or the investments of a Fund, the shares of which are owned by separate accounts of insurance companies) underlying the Policy must also be "adequately diversified" pursuant to
SECTION 817(H) of the IRC. If fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status, or to non-qualified plans, there could be adverse consequences under the diversification rules.

The Separate Account, through the funds, intends to comply with these requirements. Although the Company does not control the funds, the Company intends to monitor the investments of the mutual funds to ensure compliance with these diversification requirements.

INVESTOR CONTROL

In certain circumstances, owners of variable life insurance contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their policy or contract rather than the insurance company. In those circumstances, a proportionate share of the income and gains from the separate account assets would be includable in the variable contract owner's gross income each year.

The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets IF THE CONTRACT OWNER POSSESSES INCIDENTS OF OWNERSHIP IN THOSE SEPARATE ACCOUNT ASSETS, such as the ability to exercise investment control over the assets. While we believe that the Policy does not give the Policy Owner investment control over the separate account assets, we reserve the right to modify the Policy as necessary to prevent a Policy Owner from being treated as the owner of the separate account assets supporting the Policy.

                       TAX TREATMENT OF POLICY BENEFITS

The remaining tax discussion assumes that the Policy qualifies as a life insurance contract for federal income tax purposes.

IN GENERAL

The Company believes that the DEATH BENEFIT UNDER THE POLICY WILL BE EXCLUDABLE FROM THE GROSS INCOME OF THE BENEFICIARY under IRC Section 101(a)(1); unless the Policy has been transferred for value and no exception to the transfer for value rules set forth in the IRC Section 101 (a) (2) applies.

In the case of employer-owned life insurance as defined in IRC Section 101(j), the amount excludable from gross income is limited to premiums paid unless the policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the policy is issued. Certain specified exceptions are based on the status of an employee as highly compensated, a director or recently employed. There are also exceptions for policy proceeds paid to an employee's heirs. These exceptions only apply if proper notice is given to the insured employee and consent is received from the insured employee before the issuance of the policy. These rules apply to policies issued
August 18, 2006 and later and also apply to policies issued before August 18, 2006 after a material increase in the Death Benefit or other material change. An IRS reporting requirement applies to employer-owned life insurance subject to these rules. Because these rules are complex and will affect the tax treatment of Death Benefits, it is advisable to consult tax counsel.

In addition, the Policy Owner will generally not be deemed to be in constructive receipt of the Cash Value, including increments thereof, until there is a distribution or a deemed distribution. (See discussion of "Modified Endowment Contracts" below.) Depending on the circumstances, the exchange of one life insurance policy for another, a change in the policy's face amount, a change in the policy's death benefit option, a payment of an increased level of premiums, a policy loan, a partial or full surrender, a lapse with outstanding Indebtedness, a change in ownership, or an assignment of the policy may have federal income tax consequences. Furthermore, such actions may have Federal gift and estate, as well as state and local tax consequences that will depend upon the financial situation and other circumstances of each owner or beneficiary. You should consult your tax or legal adviser for further advice on all tax issues.


THE TAX CONSEQUENCES OF DISTRIBUTION FROM, AND LOANS TAKEN FROM OR SECURED BY, A POLICY DEPEND ON WHETHER THE POLICY IS CLASSIFIED AS A "MODIFIED ENDOWMENT CONTRACT."

MODIFIED ENDOWMENT CONTRACTS

Special tax considerations apply to "Modified Endowment Contracts" (MEC). A MEC is defined under tax law as ANY POLICY THAT SATISFIES THE PRESENT DEFINITION OF A LIFE INSURANCE CONTRACT UNDER IRC SECTION 7702 BUT WHICH FAILS TO SATISFY A 7-PAY TEST SET FORTH IN IRC SECTION 7702A. A contract fails to satisfy the 7-pay test if the cumulative amount of premiums paid under the contract at any time during the first seven contract years exceeds the sum of the net level premiums that would have been paid on or before such time had the contract provided for paid-up future benefits after the payment of seven level annual premiums. If a material change in the contract occurs either during the first seven contract years, or later, a new seven-year testing period is begun to determine whether the policy constitutes a MEC. A decrease to the stated amount of the Policy may cause a re-test under the 7-pay test and could cause your Policy to become a MEC.

Any POLICY ISSUED IN EXCHANGE FOR A MEC will be subject to the tax treatment accorded to MECs. However, in general, any policy received in exchange for a life insurance contract that is not a MEC will generally not be treated as a MEC if the face amount of the policy is greater than or equal to the death benefit of the policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the policy to become a MEC.


The IRS has promulgated a procedure for the correction of inadvertent modified endowment contracts.


LOANS AND PARTIAL WITHDRAWALS from, as well as collateral assignments of, policies that are MECs will be treated as distributions to the policy owner for tax purposes. All pre-death distributions (including loans, partial withdrawals and collateral assignments) from MECs will be included in gross income on an income-first basis to the extent of any income in the policy (the contract value less the policy owner's investment in the policy) immediately before the distribution.

The law also imposes an additional 10% TAX ON PRE-DEATH DISTRIBUTIONS (including loans, collateral assignments, partial withdrawals and complete surrenders) FROM MECS to the extent they are included in income, unless a specific exception to the penalty applies. The penalty does not apply to amounts which are distributed on or after the date on which the taxpayer attains age 59 1/2, because the taxpayer is disabled, or as substantially equal periodic payments over the taxpayer's life (or life expectancy) or over the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. The foregoing exceptions generally do not apply to corporate Policy owners.

If a Policy becomes a MEC, distributions that occur during the contract year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC (and therefore not taxable at the time of the distribution) could later become taxable as a distribution from a MEC if due to subsequent changes to the Policy, it later becomes a MEC.

For purposes of applying the MEC rules, all MECs that are issued by the Company (or its affiliates) to the same owner during any calendar year will be treated as one MEC contract for purposes of determining the amount includable in the owner's gross income at the time of a distribution from any such contract.

The death benefit of a modified endowment contract remains excludable from the gross income of the beneficiary to the extent described above in "Tax Treatment of Policy Benefits." Furthermore, no part of the investment growth of the cash value of a MEC is includable in the gross income of the owner unless the contract matures, is distributed or partially surrendered, is pledged, collaterally assigned, or borrowed against, or otherwise terminates with income in the contract prior to death. A full surrender of a MEC after age 59 1/2 will have the same tax consequences as life insurance policies generally as described above in "Tax Treatment of Policy Benefits."

Due to the complexity of the MEC tax rules, a policy owner should consult a qualified tax or legal adviser as to the potential MEC consequences before taking any actions with respect to the Policy.

DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS

Distributions from a policy that is not classified as a modified endowment contract are generally TREATED AS FIRST RECOVERING THE INVESTMENT IN THE POLICY (DESCRIBED BELOW) AND THEN, ONLY AFTER THE RETURN OF ALL SUCH INVESTMENT IN THE POLICY, AS DISTRIBUTING TAXABLE INCOME. An exception to this general rule occurs in the cases of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the policy in the first 15 years after the policy is issued where, as a result of that action, a cash distribution to the owner is made by the Company in order for the policy to continue complying with the IRC Section 7702 definitional limits. In that case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the policy) under rules prescribed in IRC Section 7702.

Loans from, or secured by, a policy that is not a MEC are generally not treated as taxable distributions. Instead, such loans are generally treated as indebtedness of the owner. However, the tax consequences of some Policy loans are uncertain. You should consult a tax or legal adviser as to those consequences. Upon a complete surrender or lapse of a policy that is not a MEC, or when benefits are paid at such a policy's maturity date, if the amount received plus the amount of indebtedness discharged exceeds the total investment in the policy, the excess generally will be treated as ordinary income subject to tax.

Finally, neither distributions (including distributions upon surrender or lapse) nor loans from or secured by, a policy that is not a MEC, are subject to the 10 percent additional tax previously referred to above regardless of when they are made. Certain changes to the policy may cause the policy to become a MEC. Therefore, a policy owner should consult a tax or legal advisor before effecting any change to a policy that is not a modified endowment contract.

TREATMENT OF LOAN INTEREST

If there is any borrowing under which the Policy is pledged as security or otherwise serves as collateral, the interest paid on loans will generally not be tax deductible. Ownership of the Policy by a corporation, trust or other non-natural person could jeopardize some (or all) of such entity's interest deduction even where such entity's indebtedness is in no way connected to the Policy, unless the insured is an employee, officer, director or 20% owner.


ACCELERATION OF DEATH BENEFIT RIDER

Payments received under the Acceleration of Death Benefit Rider should be excludable from the gross income of the beneficiary except in certain business contexts. However, you should consult a qualified tax adviser about the consequences of adding this rider to a Policy or requesting payment under this rider.


INVESTMENT IN THE POLICY

Investment in the policy generally includes the aggregate amount of premiums or other consideration paid for the policy, reduced by non-taxable distributions.

BUSINESS USES OF POLICY

Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. In the case of a business owned Policy, the provisions of IRC Section 101(j) may limit the amount of the Death Benefit excludable from gross income unless a specified exception applies and a notice and consent requirement is satisfied, as discussed above. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax or legal adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses and the IRS has issued new guidelines on split dollar arrangements. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax or legal adviser.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Policy Owners since the Company is the owner of the assets from which the tax benefits are derived.

                           OTHER TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a Beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

In general, current rules provide for a $5 million estate, gift and generation-skipping transfer tax exemption (as indexed for inflation) and a top tax rate of 40 percent.

The complexity of the tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

                              INSURABLE INTEREST

The Policy Owner must have an insurable interest in the life of the Insured in order for the Policy to be valid under applicable state law and for the Policy to be treated as a life insurance policy for federal income tax purposes. State laws on this subject vary widely, but typically require that the Policy Owner have a lawful and substantial economic interest in the continued life of the person insured, which interest must exist at the time the insurance is procured, but not necessarily at the time of the Insured's death. If no recognized insurable interest exists in a given situation, the Policy may be deemed void as against public policy under the state law and not entitled to treatment as a life insurance contract for federal income tax purposes. It is the responsibility of the Policy Owner, not the life insurance carrier, to determine the existence of insurable interest in the life of the Insured under applicable state law.

                          THE COMPANY'S INCOME TAXES

The Company is taxed as a life insurance company under federal income tax law. Presently, the Company does not expect to incur any income tax on the earnings or the realized capital gains retained to meet the Company's obligations under the Policy. Based on these expectations, no charge is being made currently to the income of the Separate Account for federal income taxes that may be attributable to the Separate Account. However, the Company may assess a charge against the Investment Options for federal income taxes in the event that the Company incurs income or other tax liability attributable to the Separate Account under future tax law.

Under present laws, the Company may incur state and local taxes in certain states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes (including such taxes), if any, attributable to the Separate Account.

                            ALTERNATIVE MINIMUM TAX

Please consult your tax or legal adviser for alternative minimum tax rules as they may impact your Policy.


                             FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Investment Options of the Separate Account, MetLife of CT Fund UL for Variable Life Insurance, and the consolidated financial statements and related financial statement schedules of MetLife Insurance Company of Connecticut, can be found in the Statement of Additional Information ("SAI"). The financial statements of the Company only bear on the Company's ability to meet its obligations under the Policies and should not be considered as bearing on the investment performance of the Separate Account. Also included in the SAI are the financial statements of MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd., and pro forma financial statements of the Company, due to the mergers expected to occur towards the end of 2014.



 Book 47                                                       April 28, 2014

                             METLIFE VARIABLE LIFE

                  PART B: STATEMENT OF ADDITIONAL INFORMATION

                                     DATED


                                APRIL 28, 2014


                                      FOR

               METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE

                                   ISSUED BY

                   METLIFE INSURANCE COMPANY OF CONNECTICUT

This Statement of Additional Information ("SAI") is not a prospectus. This SAI contains additional information about the Policies listed above and MetLife Insurance Company of Connecticut (the "Company," "we," "our," and "us"). The Company no longer offers the Policies to new purchasers. It does continue to accept additional premium payments from existing policy owners. You should read this SAI in conjunction with the prospectus dated April 28, 2008, as supplemented, for MetLife Variable Life. The defined terms used in this SAI are as defined in the prospectuses.

Copies of the prospectuses may be obtained by writing to MetLife Insurance Company of Connecticut, 1300 Hall Boulevard, Bloomfield, CT 06002-2910, or by calling 1-800-334-4298 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                               TABLE OF CONTENTS



            GENERAL INFORMATION AND HISTORY.................... 3

             The Depositor..................................... 3

             State Regulation.................................. 3

             The Registrant.................................... 3

             Registration Statements........................... 3

             The Custodian..................................... 3

            UNDERWRITING AND DISTRIBUTION AGREEMENTS........... 3

             Distribution and Principal Underwriting Agreement. 3

             Compensation...................................... 4

            VALUATION OF ASSETS................................ 4

             Investment Options................................ 4

             Cash Value........................................ 5

             Accumulation Unit Value........................... 5

            CALCULATION OF MONEY MARKET YIELD.................. 5

            ADDITIONAL INFORMATION ABOUT POLICY CHARGES........ 6

             Special Purchase Plans............................ 6

             Underwriting Procedures........................... 6

             Increases and Decreases in Stated Amount.......... 6

            INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...... 6

            FINANCIAL STATEMENTS............................... 7

                        GENERAL INFORMATION AND HISTORY


THE DEPOSITOR. MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states of the United States except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, CT 06002-2910.


The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. On December 7, 2007, the operations of the Company and MetLife Life and Annuity Company of Connecticut ("MLACC") were combined through a merger, with the Company as the surviving company after the merger.


In 2013, MetLife, Inc. announced its plans to merge the Company, MetLife Investors Insurance Company (MetLife Investors), MetLife Investors USA Insurance Company (MetLife Investors USA), and Exeter Reassurance Company, Ltd. (Exeter Reassurance), to create one larger U.S.-based and U.S.-regulated life insurance company. MetLife Investors and MetLife Investors USA, like the Company, are U.S. insurance companies that issue variable insurance products in addition to other products. Exeter Reassurance is a direct subsidiary of MetLife, Inc. that mainly reinsures guarantees associated with variable annuity products issued by U.S. insurance companies that are direct or indirect subsidiaries of MetLife, Inc. The Company, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. These mergers are expected to occur towards the end of 2014, subject to regulatory approvals.


STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE REGISTRANT. Effective December 8, 2008, the Company combined MetLife of CT Fund UL II for Variable Life Insurance, MetLife of CT Variable Life Insurance Separate Account One, MetLife of CT Variable Life Insurance Separate Account Two and MetLife of CT Variable Life Insurance Separate Account Three, with and into MetLife of CT Fund UL for Variable Life Insurance ("Fund UL"). Fund UL was established under the laws of Connecticut on November 10, 1983. Fund UL is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940 and qualifies as a "separate account." Separate Accounts are primarily designed to keep policy assets separate from other company assets.

REGISTRATION STATEMENTS. Registration Statements have been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered. The Registration Statements, their amendments and exhibits, contain information beyond that found in the prospectuses and the SAI.

THE CUSTODIAN. The Company holds title to the assets in the Separate Account.

                   UNDERWRITING AND DISTRIBUTION AGREEMENTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Information about the distribution of the Policies is contained in the prospectus (see
"Distribution & Compensation"). Additional information is provided below.

MetLife Investors Distribution Company ("MLIDC") serves as the principal underwriter and distributor of the securities offered through this prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by the Company and its affiliated companies.

MLIDC's principal executive offices are located at 1095 Avenue of the Americas, New York, NY 10036. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA").


The following table shows the amount of commissions paid to and the amount of commissions retained by MLIDC or its predecessors over the past three years.

                        MLIDC UNDERWRITING COMMISSIONS


                           UNDERWRITING COMMISSIONS   AMOUNT OF UNDERWRITING
                             PAID TO MLIDC BY THE    COMMISSIONS RETAINED BY
           YEAR                    COMPANY                    MLIDC
 ------------------------  ------------------------  ------------------------
   2013...................        $1,151,081                    $0
   2012...................        $1,595,380                    $0
   2011...................        $2,010,740                    $0


The Policies were offered on a continuous basis. MLIDC entered into selling agreements with broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may have offered the Policies but are exempt from registration. Applications for the Policies were solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable life insurance products.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC are paid compensation for the promotion and sale of the Policies. Registered representatives who solicit sales of the Policies typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and on-cash compensation and other benefits. Compensation paid on the Policies, as well as other incentives or payments, are not assessed as an additional direct charge to Policy owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policies and from profits on payments received by the Company and MLIDC from the Funds.

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.

                              VALUATION OF ASSETS

INVESTMENT OPTIONS: The value of the assets of each Investment Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CASH VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of an Investment Option from one valuation period to the next. The net investment factor for an Investment Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Investment Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of an Investment Option is equal to (a) minus (b), divided by (c) where:

       (a) = investment income plus capital gains and losses (whether realized or unrealized);

       (b) = any deduction for applicable taxes (presently zero); and

       (c) = the value of the assets of the Investment Option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. An Investment Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the accumulation unit for each Investment Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Investment Option and takes into account the investment performance, expenses and the deduction of certain expenses.

                       CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Investment Option for a 7-day period, as described below. On a Policy-specific basis, the effective yield is computed at each month-end according to the following formula:

      Effective Yield = ((Base Return + 1) to the power of (365 / 7)) - 1

Where:

Base Return = (AUV Change - Policy Charge Adjustment) / Prior AUV.

AUV Change = Current AUV - Prior AUV.

Policy Charge Adjustment = Average AUV X Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Policy Fee X (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Investment Option for the same 7-day period, determined on an unadjusted basis (which does not deduct Policy-level charges), according to the same formula but where:

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Policy, the yield for the Investment Option will be lower than the yield for the corresponding Fund. The yields on amounts held in the Investment Option normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Investment Option is affected by changes in interest rates on money market securities, average portfolio maturity of the Fund, the types and qualities of portfolio securities held by the Fund's and the Fund's operating expenses. Yields on amounts held in the Investment Option may also be presented for periods other than a 7-day period.

                  ADDITIONAL INFORMATION ABOUT POLICY CHARGES

SPECIAL PURCHASE PLANS. We reserve the right to waive all or a part of any fee we charge under the Policy (excluding Fund expenses). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue; type and frequency of administrative and sales service provided; or any other factor we determine relevant. Any fee modification will not discriminate unfairly against protected classes of individuals and will be done according to our rules in effect at the time the Policy is issued.

UNDERWRITING PROCEDURES. The Policy's cost of insurance depends on the insured's sex, issue age, risk class and length of time the Policy has been in force. The rates will vary depending on tobacco use and other risk factors. Guaranteed cost of insurance rates are based on the Insured's attained age and are equal to the 1980 Insurance Commissioners Standard Ordinary Male and Female Mortality Tables. The maximum rates for the tables-rated substandard insureds are based on a multiple (shown in the schedule pages of the Policy) of the above rates. We may add flat extra ratings to reflect higher mortality risk. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose Policies have been in effect for the same length of time.

The cost of insurance rates, Policy charges, and payment options for Policies issued in Montana, and perhaps other states are issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males.

INCREASES AND DECREASES IN STATED AMOUNT. For certain Policies, after the first Policy Year, you may request in writing to change the Stated Amount. When your Stated Amount changes, your Policy charges and possibly your Death Benefit will also change. If you increase or decrease your Stated Amount your Policy may become a modified endowment contract (MEC) under federal tax law (please see the Federal Income Taxes section of the Prospectus for more information and consult your tax adviser for information on the impact a modified endowment contract may effect you).

Under some circumstances you will need to provide evidence that the insured(s) is still insurable. Any change in Stated Amount will be effective on either the next or prior Monthly Deduction Date after the change has been approved by us.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Investment Options of MetLife of CT Fund UL for Variable Life Insurance included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements and related financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of Exeter Reassurance Company, LTD ("Exeter"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unmodified opinion and includes other matters related to a change in Exeter's presentation of insurance liabilities and to Exeter being a member of a controlled group). Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of MetLife Investors Insurance Company ("MLI"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unmodified opinion and includes an other matter paragraph related to MLI being a member of a controlled group). Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.


                             FINANCIAL STATEMENTS


The financial statements and financial highlights comprising each of the Investment Options of the Separate Account, MetLife of CT Fund UL for Variable Life Insurance, and the consolidated financial statements and related financial statement schedules of MetLife Insurance Company of Connecticut, follow this page of the SAI. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Policies and should not be considered as bearing on the investment performance of the Separate Account. Also included in the SAI are the financial statements of MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd., and pro forma financial statements of the Company, due to the mergers expected to occur towards the end of 2014.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Policy Owners of
MetLife of CT Fund UL for Variable Life Insurance and Board of Directors of
MetLife Insurance Company of Connecticut

We have audited the accompanying statements of assets and liabilities of MetLife of CT Fund UL for Variable Life Insurance (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Investment Options listed in Note 2 as of December 31, 2013, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2013, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Investment Options constituting the Separate Account of the Company as of December 31, 2013, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 27, 2014

This page is intentionally left blank.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2013


                                              AMERICAN FUNDS         AMERICAN FUNDS         AMERICAN FUNDS          FIDELITY VIP
                                               GLOBAL GROWTH             GROWTH              GROWTH-INCOME           CONTRAFUND
                                             INVESTMENT OPTION      INVESTMENT OPTION      INVESTMENT OPTION      INVESTMENT OPTION
                                           --------------------   --------------------   --------------------   --------------------
ASSETS:
   Investments at fair value.............  $         21,424,919   $         50,163,392   $         29,330,035   $         26,280,703
   Due from MetLife Insurance Company
     of Connecticut......................                    --                     --                     --                     --
                                           --------------------   --------------------   --------------------   --------------------
        Total Assets.....................            21,424,919             50,163,392             29,330,035             26,280,703
                                           --------------------   --------------------   --------------------   --------------------
LIABILITIES:
   Accrued fees..........................                    47                     26                     43                     56
   Due to MetLife Insurance Company
     of Connecticut......................                     1                      5                      1                     --
                                           --------------------   --------------------   --------------------   --------------------
        Total Liabilities................                    48                     31                     44                     56
                                           --------------------   --------------------   --------------------   --------------------

NET ASSETS...............................  $         21,424,871   $         50,163,361   $         29,329,991   $         26,280,647
                                           ====================   ====================   ====================   ====================



 The accompanying notes are an integral part of these financial statements.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                                                                                              FTVIPT FRANKLIN
                                             FIDELITY VIP          FIDELITY VIP          FIDELITY VIP          SMALL-MID CAP
                                             EQUITY-INCOME          HIGH INCOME             MID CAP          GROWTH SECURITIES
                                           INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                         --------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value...........  $         18,094,833  $          3,267,439  $         12,568,235  $           7,605,738
   Due from MetLife Insurance Company
     of Connecticut....................                    --                    --                    --                     --
                                         --------------------  --------------------  --------------------  ---------------------
        Total Assets...................            18,094,833             3,267,439            12,568,235              7,605,738
                                         --------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Accrued fees........................                    47                    62                    78                     66
   Due to MetLife Insurance Company
     of Connecticut....................                    --                    --                    --                      1
                                         --------------------  --------------------  --------------------  ---------------------
        Total Liabilities..............                    47                    62                    78                     67
                                         --------------------  --------------------  --------------------  ---------------------

NET ASSETS.............................  $         18,094,786  $          3,267,377  $         12,568,157  $           7,605,671
                                         ====================  ====================  ====================  =====================


                                                                  FTVIPT TEMPLETON
                                           FTVIPT TEMPLETON          GLOBAL BOND          GOLDMAN SACHS          JANUS ASPEN
                                          FOREIGN SECURITIES         SECURITIES         STRATEGIC GROWTH         ENTERPRISE
                                           INVESTMENT OPTION      INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                         ---------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value...........  $          23,549,430  $          2,554,497  $          4,189,143  $          6,924,388
   Due from MetLife Insurance Company
     of Connecticut....................                     --                    --                    --                    --
                                         ---------------------  --------------------  --------------------  --------------------
        Total Assets...................             23,549,430             2,554,497             4,189,143             6,924,388
                                         ---------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees........................                     29                    91                    45                    80
   Due to MetLife Insurance Company
     of Connecticut....................                      2                    --                     1                     2
                                         ---------------------  --------------------  --------------------  --------------------
        Total Liabilities..............                     31                    91                    46                    82
                                         ---------------------  --------------------  --------------------  --------------------

NET ASSETS.............................  $          23,549,399  $          2,554,406  $          4,189,097  $          6,924,306
                                         =====================  ====================  ====================  ====================


                                                LMPVET                LMPVET
                                         CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                           AGGRESSIVE GROWTH       ALL CAP VALUE
                                           INVESTMENT OPTION     INVESTMENT OPTION
                                         --------------------  --------------------
ASSETS:
   Investments at fair value...........  $         16,860,962  $         28,027,594
   Due from MetLife Insurance Company
     of Connecticut....................                    --                    --
                                         --------------------  --------------------
        Total Assets...................            16,860,962            28,027,594
                                         --------------------  --------------------
LIABILITIES:
   Accrued fees........................                    48                   155
   Due to MetLife Insurance Company
     of Connecticut....................                     2                    44
                                         --------------------  --------------------
        Total Liabilities..............                    50                   199
                                         --------------------  --------------------

NET ASSETS.............................  $         16,860,912  $         28,027,395
                                         ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                                LMPVET                LMPVET                LMPVET                LMPVET
                                         CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE   VARIABLE LIFESTYLE
                                             EQUITY INCOME       LARGE CAP GROWTH       LARGE CAP VALUE       ALLOCATION 50%
                                           INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                         --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value...........  $          2,118,706  $         10,419,715  $         10,042,895  $              4,093
   Due from MetLife Insurance Company
     of Connecticut....................                    --                    --                    --                    --
                                         --------------------  --------------------  --------------------  --------------------
        Total Assets...................             2,118,706            10,419,715            10,042,895                 4,093
                                         --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees........................                    60                   125                   179                    60
   Due to MetLife Insurance Company
     of Connecticut....................                     1                     2                    27                     1
                                         --------------------  --------------------  --------------------  --------------------
        Total Liabilities..............                    61                   127                   206                    61
                                         --------------------  --------------------  --------------------  --------------------

NET ASSETS.............................  $          2,118,645  $         10,419,588  $         10,042,689  $              4,032
                                         ====================  ====================  ====================  ====================


                                                LMPVET               LMPVET            LMPVIT WESTERN
                                          VARIABLE LIFESTYLE   VARIABLE LIFESTYLE      ASSET VARIABLE       MIST BLACKROCK
                                            ALLOCATION 70%       ALLOCATION 85%          HIGH INCOME          HIGH YIELD
                                           INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
                                         --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value...........  $            103,893  $           263,988  $         9,268,257  $            123,988
   Due from MetLife Insurance Company
     of Connecticut....................                    --                   --                   --                    --
                                         --------------------  -------------------  -------------------  --------------------
        Total Assets...................               103,893              263,988            9,268,257               123,988
                                         --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees........................                    88                   54                  189                    54
   Due to MetLife Insurance Company
     of Connecticut....................                    14                   --                   17                    --
                                         --------------------  -------------------  -------------------  --------------------
        Total Liabilities..............                   102                   54                  206                    54
                                         --------------------  -------------------  -------------------  --------------------

NET ASSETS.............................  $            103,791  $           263,934  $         9,268,051  $            123,934
                                         ====================  ===================  ===================  ====================



                                             MIST CLARION        MIST CLEARBRIDGE
                                          GLOBAL REAL ESTATE   AGGRESSIVE GROWTH II
                                           INVESTMENT OPTION     INVESTMENT OPTION
                                         --------------------  --------------------
ASSETS:
   Investments at fair value...........  $          5,877,776  $         31,328,689
   Due from MetLife Insurance Company
     of Connecticut....................                    --                    --
                                         --------------------  --------------------
        Total Assets...................             5,877,776            31,328,689
                                         --------------------  --------------------
LIABILITIES:
   Accrued fees........................                    84                    94
   Due to MetLife Insurance Company
     of Connecticut....................                     2                     2
                                         --------------------  --------------------
        Total Liabilities..............                    86                    96
                                         --------------------  --------------------

NET ASSETS.............................  $          5,877,690  $         31,328,593
                                         ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                              MIST HARRIS
                                                OAKMARK            MIST INVESCO          MIST INVESCO      MIST LOOMIS SAYLES
                                             INTERNATIONAL           COMSTOCK          SMALL CAP GROWTH      GLOBAL MARKETS
                                           INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
                                         --------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value...........  $             15,750  $          4,730,614  $         2,764,028  $          6,003,154
   Due from MetLife Insurance Company
     of Connecticut....................                    --                    --                   --                    --
                                         --------------------  --------------------  -------------------  --------------------
        Total Assets...................                15,750             4,730,614            2,764,028             6,003,154
                                         --------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees........................                    36                    66                  203                    78
   Due to MetLife Insurance Company
     of Connecticut....................                    --                     1                    2                     1
                                         --------------------  --------------------  -------------------  --------------------
        Total Liabilities..............                    36                    67                  205                    79
                                         --------------------  --------------------  -------------------  --------------------

NET ASSETS.............................  $             15,714  $          4,730,547  $         2,763,823  $          6,003,075
                                         ====================  ====================  ===================  ====================


                                                                                           MIST MFS              MIST MFS
                                           MIST LORD ABBETT        MIST METLIFE            EMERGING              RESEARCH
                                            BOND DEBENTURE      AGGRESSIVE STRATEGY     MARKETS EQUITY         INTERNATIONAL
                                           INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                         --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value...........  $          7,331,617  $         3,032,741   $          8,707,846  $          8,721,050
   Due from MetLife Insurance Company
     of Connecticut....................                    --                   --                     --                    --
                                         --------------------  --------------------  --------------------  --------------------
        Total Assets...................             7,331,617            3,032,741              8,707,846             8,721,050
                                         --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees........................                    58                  138                    119                   136
   Due to MetLife Insurance Company
     of Connecticut....................                     1                    2                      1                    36
                                         --------------------  --------------------  --------------------  --------------------
        Total Liabilities..............                    59                  140                    120                   172
                                         --------------------  --------------------  --------------------  --------------------

NET ASSETS.............................  $          7,331,558  $         3,032,601   $          8,707,726  $          8,720,878
                                         ====================  ====================  ====================  ====================


                                                 MIST
                                            MORGAN STANLEY       MIST OPPENHEIMER
                                            MID CAP GROWTH         GLOBAL EQUITY
                                           INVESTMENT OPTION     INVESTMENT OPTION
                                         --------------------  --------------------
ASSETS:
   Investments at fair value...........  $            277,911  $         22,704,360
   Due from MetLife Insurance Company
     of Connecticut....................                    --                    --
                                         --------------------  --------------------
        Total Assets...................               277,911            22,704,360
                                         --------------------  --------------------
LIABILITIES:
   Accrued fees........................                    58                   154
   Due to MetLife Insurance Company
     of Connecticut....................                     1                     3
                                         --------------------  --------------------
        Total Liabilities..............                    59                   157
                                         --------------------  --------------------

NET ASSETS.............................  $            277,852  $         22,704,203
                                         ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                              MIST PIMCO
                                               INFLATION            MIST PIMCO               MIST              MIST PIONEER
                                            PROTECTED BOND         TOTAL RETURN          PIONEER FUND        STRATEGIC INCOME
                                           INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                         --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value...........  $          4,477,617  $         36,242,815  $          1,885,944  $         14,201,436
   Due from MetLife Insurance Company
     of Connecticut....................                    --                    --                    --                    --
                                         --------------------  --------------------  --------------------  --------------------
        Total Assets...................             4,477,617            36,242,815             1,885,944            14,201,436
                                         --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees........................                   166                    60                   211                   196
   Due to MetLife Insurance Company
     of Connecticut....................                     1                    --                     3                    25
                                         --------------------  --------------------  --------------------  --------------------
        Total Liabilities..............                   167                    60                   214                   221
                                         --------------------  --------------------  --------------------  --------------------

NET ASSETS.............................  $          4,477,450  $         36,242,755  $          1,885,730  $         14,201,215
                                         ====================  ====================  ====================  ====================


                                                 MIST                                         MSF
                                             T. ROWE PRICE       MIST THIRD AVENUE    BARCLAYS AGGREGATE       MSF BLACKROCK
                                            LARGE CAP VALUE       SMALL CAP VALUE         BOND INDEX            BOND INCOME
                                           INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                         --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value...........  $          4,872,903  $         13,350,922  $             25,139  $            605,202
   Due from MetLife Insurance Company
     of Connecticut....................                    --                    --                    --                    --
                                         --------------------  --------------------  --------------------  --------------------
        Total Assets...................             4,872,903            13,350,922                25,139               605,202
                                         --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees........................                   109                    79                     6                   144
   Due to MetLife Insurance Company
     of Connecticut....................                     2                     1                    --                    10
                                         --------------------  --------------------  --------------------  --------------------
        Total Liabilities..............                   111                    80                     6                   154
                                         --------------------  --------------------  --------------------  --------------------

NET ASSETS.............................  $          4,872,792  $         13,350,842  $             25,133  $            605,048
                                         ====================  ====================  ====================  ====================



                                             MSF BLACKROCK         MSF BLACKROCK
                                         CAPITAL APPRECIATION       DIVERSIFIED
                                           INVESTMENT OPTION     INVESTMENT OPTION
                                         --------------------  --------------------
ASSETS:
   Investments at fair value...........  $         29,468,595  $         11,774,050
   Due from MetLife Insurance Company
     of Connecticut....................                    --                    --
                                         --------------------  --------------------
        Total Assets...................            29,468,595            11,774,050
                                         --------------------  --------------------
LIABILITIES:
   Accrued fees........................                   210                   105
   Due to MetLife Insurance Company
     of Connecticut....................                    39                    --
                                         --------------------  --------------------
        Total Liabilities..............                   249                   105
                                         --------------------  --------------------

NET ASSETS.............................  $         29,468,346  $         11,773,945
                                         ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013



                                             MSF BLACKROCK           MSF DAVIS           MSF FRONTIER          MSF JENNISON
                                             MONEY MARKET          VENTURE VALUE        MID CAP GROWTH            GROWTH
                                           INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                         --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value...........  $         25,619,990  $          4,894,985  $          3,350,357  $         21,811,702
   Due from MetLife Insurance Company
     of Connecticut....................                    --                    --                    --                     2
                                         --------------------  --------------------  --------------------  --------------------
        Total Assets...................            25,619,990             4,894,985             3,350,357            21,811,704
                                         --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees........................                   165                    85                   148                   172
   Due to MetLife Insurance Company
     of Connecticut....................                    17                     1                    40                    --
                                         --------------------  --------------------  --------------------  --------------------
        Total Liabilities..............                   182                    86                   188                   172
                                         --------------------  --------------------  --------------------  --------------------

NET ASSETS.............................  $         25,619,808  $          4,894,899  $          3,350,169  $         21,811,532
                                         ====================  ====================  ====================  ====================


                                              MSF METLIFE           MSF METLIFE                                 MSF METLIFE
                                             CONSERVATIVE         CONSERVATIVE TO         MSF METLIFE           MODERATE TO
                                              ALLOCATION        MODERATE ALLOCATION   MODERATE ALLOCATION  AGGRESSIVE ALLOCATION
                                           INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                         --------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value...........  $          1,118,325  $          1,751,962  $          7,174,134  $          6,579,653
   Due from MetLife Insurance Company
     of Connecticut....................                    --                    --                    --                    --
                                         --------------------  --------------------  --------------------  ---------------------
        Total Assets...................             1,118,325             1,751,962             7,174,134             6,579,653
                                         --------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Accrued fees........................                   147                   123                   164                   140
   Due to MetLife Insurance Company
     of Connecticut....................                     1                     1                     2                     2
                                         --------------------  --------------------  --------------------  ---------------------
        Total Liabilities..............                   148                   124                   166                   142
                                         --------------------  --------------------  --------------------  ---------------------

NET ASSETS.............................  $          1,118,177  $          1,751,838  $          7,173,968  $          6,579,511
                                         ====================  ====================  ====================  =====================



                                              MSF METLIFE             MSF MFS
                                              STOCK INDEX          TOTAL RETURN
                                           INVESTMENT OPTION     INVESTMENT OPTION
                                         --------------------  --------------------
ASSETS:
   Investments at fair value...........  $         51,405,478  $         31,160,341
   Due from MetLife Insurance Company
     of Connecticut....................                    --                    --
                                         --------------------  --------------------
        Total Assets...................            51,405,478            31,160,341
                                         --------------------  --------------------
LIABILITIES:
   Accrued fees........................                    51                   225
   Due to MetLife Insurance Company
     of Connecticut....................                     1                    55
                                         --------------------  --------------------
        Total Liabilities..............                    52                   280
                                         --------------------  --------------------

NET ASSETS.............................  $         51,405,426  $         31,160,061
                                         ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013



                                                                    MSF MSCI            MSF NEUBERGER       MSF RUSSELL 2000
                                             MSF MFS VALUE         EAFE INDEX          BERMAN GENESIS             INDEX
                                           INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                         -------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value...........  $        21,457,832  $          2,812,543  $              5,553  $        15,467,518
   Due from MetLife Insurance Company
     of Connecticut....................                   --                    --                    --                   --
                                         -------------------  --------------------  --------------------  -------------------
        Total Assets...................           21,457,832             2,812,543                 5,553           15,467,518
                                         -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees........................                  204                    22                    18                  126
   Due to MetLife Insurance Company
     of Connecticut....................                    4                     1                    --                   --
                                         -------------------  --------------------  --------------------  -------------------
        Total Liabilities..............                  208                    23                    18                  126
                                         -------------------  --------------------  --------------------  -------------------

NET ASSETS.............................  $        21,457,624  $          2,812,520  $              5,535  $        15,467,392
                                         ===================  ====================  ====================  ===================


                                                                                      MSF WESTERN ASSET
                                           MSF T. ROWE PRICE     MSF T. ROWE PRICE       MANAGEMENT            PIONEER VCT
                                           LARGE CAP GROWTH      SMALL CAP GROWTH      U.S. GOVERNMENT        MID CAP VALUE
                                           INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION
                                         --------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value...........  $          7,460,091  $        11,265,365  $         13,311,568  $          5,221,948
   Due from MetLife Insurance Company
     of Connecticut....................                    --                   --                    --                    --
                                         --------------------  -------------------  --------------------  --------------------
        Total Assets...................             7,460,091           11,265,365            13,311,568             5,221,948
                                         --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees........................                    88                   99                   137                    80
   Due to MetLife Insurance Company
     of Connecticut....................                    24                    1                     1                    --
                                         --------------------  -------------------  --------------------  --------------------
        Total Liabilities..............                   112                  100                   138                    80
                                         --------------------  -------------------  --------------------  --------------------

NET ASSETS.............................  $          7,459,979  $        11,265,265  $         13,311,430  $          5,221,868
                                         ====================  ===================  ====================  ====================



                                                                   VANGUARD VIF
                                         THE MERGER FUND VL        MID-CAP INDEX
                                          INVESTMENT OPTION      INVESTMENT OPTION
                                         --------------------  --------------------
ASSETS:
   Investments at fair value...........  $         3,506,892   $          5,349,977
   Due from MetLife Insurance Company
     of Connecticut....................                   --                     --
                                         --------------------  --------------------
        Total Assets...................            3,506,892              5,349,977
                                         --------------------  --------------------
LIABILITIES:
   Accrued fees........................                   65                    157
   Due to MetLife Insurance Company
     of Connecticut....................                    2                      2
                                         --------------------  --------------------
        Total Liabilities..............                   67                    159
                                         --------------------  --------------------

NET ASSETS.............................  $         3,506,825   $          5,349,818
                                         ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2013


                                                                                                                 VANGUARD VIF TOTAL
                                                                                                                 STOCK MARKET INDEX
                                                                                                                  INVESTMENT OPTION
                                                                                                                --------------------
ASSETS:
   Investments at fair value.................................................................................   $          9,877,949
   Due from MetLife Insurance Company
     of Connecticut..........................................................................................                     --
                                                                                                                --------------------
        Total Assets.........................................................................................              9,877,949
                                                                                                                --------------------
LIABILITIES:
   Accrued fees..............................................................................................                    188
   Due to MetLife Insurance Company
     of Connecticut..........................................................................................                      2
                                                                                                                --------------------
        Total Liabilities....................................................................................                    190
                                                                                                                --------------------

NET ASSETS...................................................................................................   $          9,877,759
                                                                                                                ====================



 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2013



                                                  AMERICAN FUNDS        AMERICAN FUNDS        AMERICAN FUNDS
                                                   GLOBAL GROWTH            GROWTH             GROWTH-INCOME
                                                 INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $            247,114  $            425,077  $            359,235
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................               154,372               360,506               203,072
      Administrative charges.................                 6,955                20,013                 7,847
                                               --------------------  --------------------  --------------------
         Total expenses......................               161,327               380,519               210,919
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......                85,787                44,558               148,316
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                    --                    --                    --
      Realized gains (losses) on sale of
         investments.........................             1,126,374             1,915,159               879,271
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......             1,126,374             1,915,159               879,271
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             3,794,828             9,852,674             6,470,360
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................             4,921,202            11,767,833             7,349,631
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          5,006,989  $         11,812,391  $          7,497,947
                                               ====================  ====================  ====================


                                                   FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                                    CONTRAFUND           EQUITY-INCOME          HIGH INCOME
                                                 INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $            233,990  $            423,063  $            188,840
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................               181,238               105,941                21,871
      Administrative charges.................                 9,990                 6,572                 1,262
                                               --------------------  --------------------  --------------------
         Total expenses......................               191,228               112,513                23,133
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......                42,762               310,550               165,707
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                 6,860             1,118,483                    --
      Realized gains (losses) on sale of
         investments.........................               449,289               146,616              (19,031)
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......               456,149             1,265,099              (19,031)
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             5,630,354             2,277,665                23,820
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................             6,086,503             3,542,764                 4,789
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          6,129,265  $          3,853,314  $            170,496
                                               ====================  ====================  ====================

                                                                        FTVIPT FRANKLIN
                                                   FIDELITY VIP          SMALL-MID CAP       FTVIPT TEMPLETON
                                                      MID CAP          GROWTH SECURITIES    FOREIGN SECURITIES
                                                 INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $             31,240  $                 --  $            491,859
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................                83,445                52,516               165,226
      Administrative charges.................                 3,484                 2,899                10,738
                                               --------------------  --------------------  --------------------
         Total expenses......................                86,929                55,415               175,964
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......              (55,689)              (55,415)               315,895
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............             1,494,031               432,555                    --
      Realized gains (losses) on sale of
         investments.........................               248,520               208,653               175,845
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......             1,742,551               641,208               175,845
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             1,658,521             1,526,553             3,771,455
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................             3,401,072             2,167,761             3,947,300
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          3,345,383  $          2,112,346  $          4,263,195
                                               ====================  ====================  ====================

                                                 FTVIPT TEMPLETON
                                                    GLOBAL BOND
                                                    SECURITIES
                                                 INVESTMENT OPTION
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $            367,768
                                               --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................                37,366
      Administrative charges.................                 2,256
                                               --------------------
         Total expenses......................                39,622
                                               --------------------
           Net investment income (loss)......               328,146
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                91,207
      Realized gains (losses) on sale of
         investments.........................               291,073
                                               --------------------
           Net realized gains (losses).......               382,280
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................             (711,065)
                                               --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................             (328,785)
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $              (639)
                                               ====================

(a) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                                               LMPVET                LMPVET
                                                 GOLDMAN SACHS         JANUS ASPEN      CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               STRATEGIC GROWTH        ENTERPRISE         AGGRESSIVE GROWTH       ALL CAP VALUE
                                               INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                              -------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            15,357  $            22,874   $            40,501   $           358,791
                                              -------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................               30,771               48,574               111,460               199,191
      Administrative charges................                2,882                1,415                 5,434                22,254
                                              -------------------  -------------------  --------------------  --------------------
        Total expenses......................               33,653               49,989               116,894               221,445
                                              -------------------  -------------------  --------------------  --------------------
           Net investment income (loss).....             (18,296)             (27,115)              (76,393)               137,346
                                              -------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........              144,273                   --               780,085             1,885,625
      Realized gains (losses) on sale of
        investments.........................              248,316              495,292               707,394               626,742
                                              -------------------  -------------------  --------------------  --------------------
           Net realized gains (losses)......              392,589              495,292             1,487,479             2,512,367
                                              -------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................              674,899            1,202,162             4,018,130             4,308,132
                                              -------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................            1,067,488            1,697,454             5,505,609             6,820,499
                                              -------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         1,049,192  $         1,670,339   $         5,429,216   $         6,957,845
                                              ===================  ===================  ====================  ====================

                                                     LMPVET                LMPVET                LMPVET                LMPVET
                                              CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE   VARIABLE LIFESTYLE
                                                  EQUITY INCOME       LARGE CAP GROWTH       LARGE CAP VALUE       ALLOCATION 50%
                                                INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             30,875  $             48,711  $            151,293  $                132
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                14,656                75,467                69,931                   411
      Administrative charges................                    64                 4,169                 7,631                   201
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                14,720                79,636                77,562                   612
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                16,155              (30,925)                73,731                 (480)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --             1,024,917               449,290                    --
      Realized gains (losses) on sale of
        investments.........................                75,776               883,472               113,386                20,776
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                75,776             1,908,389               562,676                20,776
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               362,695             1,163,977             1,895,315              (12,615)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               438,471             3,072,366             2,457,991                 8,161
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            454,626  $          3,041,441  $          2,531,722  $              7,681
                                              ====================  ====================  ====================  ====================

                                                     LMPVET                LMPVET
                                               VARIABLE LIFESTYLE    VARIABLE LIFESTYLE
                                                 ALLOCATION 70%        ALLOCATION 85%
                                                INVESTMENT OPTION     INVESTMENT OPTION
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $              1,562  $              4,034
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                   843                 1,820
      Administrative charges................                   413                   956
                                              --------------------  --------------------
        Total expenses......................                 1,256                 2,776
                                              --------------------  --------------------
           Net investment income (loss).....                   306                 1,258
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --                    --
      Realized gains (losses) on sale of
        investments.........................                 5,696                 1,893
                                              --------------------  --------------------
           Net realized gains (losses)......                 5,696                 1,893
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                13,619                50,434
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................                19,315                52,327
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $             19,621  $             53,585
                                              ====================  ====================

(a) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                 LMPVIT WESTERN
                                                 ASSET VARIABLE        MIST BLACKROCK         MIST CLARION        MIST CLEARBRIDGE
                                                   HIGH INCOME           HIGH YIELD        GLOBAL REAL ESTATE   AGGRESSIVE GROWTH II
                                                INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            667,566  $              8,647  $            421,494  $            219,816
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                68,971                   640                44,391               196,627
      Administrative charges................                 5,372                    41                 2,430                12,622
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                74,343                   681                46,821               209,249
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....               593,223                 7,966               374,673                10,567
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --                 3,395                    --                    --
      Realized gains (losses) on sale of
        investments.........................                11,373                   830              (73,834)               506,314
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                11,373                 4,225              (73,834)               506,314
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               121,068               (1,252)             (121,345)             6,597,910
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               132,441                 2,973             (195,179)             7,104,224
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            725,664  $             10,939  $            179,494  $          7,114,791
                                              ====================  ====================  ====================  ====================

                                                   MIST HARRIS
                                                     OAKMARK            MIST INVESCO          MIST INVESCO       MIST LOOMIS SAYLES
                                                  INTERNATIONAL           COMSTOCK          SMALL CAP GROWTH       GLOBAL MARKETS
                                                INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                389  $             43,766  $              9,606  $            151,171
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                   116                30,740                17,342                32,586
      Administrative charges................                    57                 1,237                 1,511                   895
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                   173                31,977                18,853                33,481
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                   216                11,789               (9,247)               117,690
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --                    --               130,545                    --
      Realized gains (losses) on sale of
        investments.........................                   101               194,898               106,130               156,711
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                   101               194,898               236,675               156,711
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                 3,383               998,624               540,941               618,726
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................                 3,484             1,193,522               777,616               775,437
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $              3,700  $          1,205,311  $            768,369  $            893,127
                                              ====================  ====================  ====================  ====================


                                                MIST LORD ABBETT        MIST METLIFE
                                                 BOND DEBENTURE      AGGRESSIVE STRATEGY
                                                INVESTMENT OPTION     INVESTMENT OPTION
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            505,354  $             20,316
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                57,345                19,307
      Administrative charges................                 2,172                   972
                                              --------------------  --------------------
        Total expenses......................                59,517                20,279
                                              --------------------  --------------------
           Net investment income (loss).....               445,837                    37
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --                    --
      Realized gains (losses) on sale of
        investments.........................                86,679                38,937
                                              --------------------  --------------------
           Net realized gains (losses)......                86,679                38,937
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................              (22,891)               644,232
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................                63,788               683,169
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            509,625  $            683,206
                                              ====================  ====================

(a) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                   MIST MFS             MIST MFS                MIST
                                                   EMERGING             RESEARCH           MORGAN STANLEY       MIST OPPENHEIMER
                                                MARKETS EQUITY        INTERNATIONAL        MID CAP GROWTH         GLOBAL EQUITY
                                               INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           109,089  $            193,148  $              1,474  $           421,992
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               66,449                63,028                 1,847              125,417
      Administrative charges...............                2,474                 6,731                     3                8,945
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................               68,923                69,759                 1,850              134,362
                                             -------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....               40,166               123,389                 (376)              287,630
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                    --                    --                   --
      Realized gains (losses) on sale of
        investments........................             (41,246)                21,600                11,498              363,896
                                             -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....             (41,246)                21,600                11,498              363,896
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (520,630)             1,203,828                67,611            4,262,428
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            (561,876)             1,225,428                79,109            4,626,324
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (521,710)  $          1,348,817  $             78,733  $         4,913,954
                                             ===================  ====================  ====================  ===================

                                                  MIST PIMCO
                                                   INFLATION           MIST PIMCO               MIST              MIST PIONEER
                                                PROTECTED BOND        TOTAL RETURN          PIONEER FUND        STRATEGIC INCOME
                                               INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                             --------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            128,587  $         1,559,231  $             58,016  $            771,965
                                             --------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................                40,656              294,597                13,031               118,545
      Administrative charges...............                 2,995               14,343                 2,745                10,132
                                             --------------------  -------------------  --------------------  --------------------
        Total expenses.....................                43,651              308,940                15,776               128,677
                                             --------------------  -------------------  --------------------  --------------------
           Net investment income (loss)....                84,936            1,250,291                42,240               643,288
                                             --------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               305,999              725,434                    --                43,998
      Realized gains (losses) on sale of
        investments........................             (153,054)              301,787                98,500               276,785
                                             --------------------  -------------------  --------------------  --------------------
           Net realized gains (losses).....               152,945            1,027,221                98,500               320,783
                                             --------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             (800,834)          (3,343,170)               347,869             (875,294)
                                             --------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (647,889)          (2,315,949)               446,369             (554,511)
                                             --------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (562,953)  $       (1,065,658)  $            488,609  $             88,777
                                             ====================  ===================  ====================  ====================

                                                    MIST
                                                T. ROWE PRICE       MIST THIRD AVENUE
                                               LARGE CAP VALUE       SMALL CAP VALUE
                                              INVESTMENT OPTION     INVESTMENT OPTION
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            63,021  $            104,732
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................               31,299                88,882
      Administrative charges...............                1,237                 4,557
                                             -------------------  --------------------
        Total expenses.....................               32,536                93,439
                                             -------------------  --------------------
           Net investment income (loss)....               30,485                11,293
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                    --
      Realized gains (losses) on sale of
        investments........................               55,595               141,783
                                             -------------------  --------------------
           Net realized gains (losses).....               55,595               141,783
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            1,082,902             2,970,658
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,138,497             3,112,441
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,168,982  $          3,123,734
                                             ===================  ====================

(a) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                      MSF
                                              BARCLAYS AGGREGATE      MSF BLACKROCK         MSF BLACKROCK        MSF BLACKROCK
                                                  BOND INDEX           BOND INCOME      CAPITAL APPRECIATION      DIVERSIFIED
                                               INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
                                              -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $             1,215  $            24,057   $           210,062  $           271,715
                                              -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                  182                4,836               187,377               76,344
      Administrative charges................                   --                2,415                20,468                2,304
                                              -------------------  -------------------  --------------------  -------------------
        Total expenses......................                  182                7,251               207,845               78,648
                                              -------------------  -------------------  --------------------  -------------------
           Net investment income (loss).....                1,033               16,806                 2,217              193,067
                                              -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                   --               14,663                    --                   --
      Realized gains (losses) on sale of
        investments.........................                 (47)                6,122             1,116,457              294,001
                                              -------------------  -------------------  --------------------  -------------------
           Net realized gains (losses)......                 (47)               20,785             1,116,457              294,001
                                              -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................              (2,019)             (50,278)             6,367,799            1,486,130
                                              -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................              (2,066)             (29,493)             7,484,256            1,780,131
                                              -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           (1,033)  $          (12,687)   $         7,486,473  $         1,973,198
                                              ===================  ===================  ====================  ===================


                                                  MSF BLACKROCK           MSF DAVIS           MSF FRONTIER          MSF JENNISON
                                                  MONEY MARKET          VENTURE VALUE        MID CAP GROWTH            GROWTH
                                                INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                 --  $             55,296  $             35,560  $             77,666
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................               217,675                30,182                23,431               130,362
      Administrative charges................                14,515                 1,106                 1,173                 8,064
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................               232,190                31,288                24,604               138,426
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             (232,190)                24,008                10,956              (60,760)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --                66,042                73,173               190,636
      Realized gains (losses) on sale of
        investments.........................                    --                73,877                88,409               160,015
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                    --               139,919               161,582               350,651
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                    --               991,222               657,991             5,601,890
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................                    --             1,131,141               819,573             5,952,541
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          (232,190)  $          1,155,149  $            830,529  $          5,891,781
                                              ====================  ====================  ====================  ====================

                                                   MSF METLIFE           MSF METLIFE
                                                  CONSERVATIVE         CONSERVATIVE TO
                                                   ALLOCATION        MODERATE ALLOCATION
                                                INVESTMENT OPTION     INVESTMENT OPTION
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             52,754  $             41,253
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                12,237                12,980
      Administrative charges................                   784                 1,109
                                              --------------------  --------------------
        Total expenses......................                13,021                14,089
                                              --------------------  --------------------
           Net investment income (loss).....                39,733                27,164
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                 8,635                17,025
      Realized gains (losses) on sale of
        investments.........................                28,506                31,451
                                              --------------------  --------------------
           Net realized gains (losses)......                37,141                48,476
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................              (48,715)                82,525
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................              (11,574)               131,001
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $             28,159  $            158,165
                                              ====================  ====================

(a) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                         MSF METLIFE
                                                   MSF METLIFE           MODERATE TO            MSF METLIFE
                                               MODERATE ALLOCATION  AGGRESSIVE ALLOCATION       STOCK INDEX
                                                INVESTMENT OPTION     INVESTMENT OPTION      INVESTMENT OPTION
                                              --------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            124,253  $             80,651   $            866,029
                                              --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                50,787                42,991                357,188
      Administrative charges................                 3,150                 1,106                 26,496
                                              --------------------  ---------------------  --------------------
        Total expenses......................                53,937                44,097                383,684
                                              --------------------  ---------------------  --------------------
           Net investment income (loss).....                70,316                36,554                482,345
                                              --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                50,695                    --                702,721
      Realized gains (losses) on sale of
        investments.........................                87,066                86,982              1,432,699
                                              --------------------  ---------------------  --------------------
           Net realized gains (losses)......               137,761                86,982              2,135,420
                                              --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               819,518             1,070,914              9,963,447
                                              --------------------  ---------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               957,279             1,157,896             12,098,867
                                              --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          1,027,595  $          1,194,450   $         12,581,212
                                              ====================  =====================  ====================


                                                     MSF MFS                                  MSF MSCI            MSF NEUBERGER
                                                  TOTAL RETURN          MSF MFS VALUE        EAFE INDEX          BERMAN GENESIS
                                                INVESTMENT OPTION     INVESTMENT OPTION   INVESTMENT OPTION   INVESTMENT OPTION (a)
                                              --------------------  -------------------  -------------------  ---------------------
INVESTMENT INCOME:
      Dividends.............................  $            712,858  $           188,188  $             6,214   $                --
                                              --------------------  -------------------  -------------------  ---------------------
EXPENSES:
      Mortality and expense risk
        charges.............................               221,545              130,587                4,300                    26
      Administrative charges................                22,268                8,874                  112                    13
                                              --------------------  -------------------  -------------------  ---------------------
        Total expenses......................               243,813              139,461                4,412                    39
                                              --------------------  -------------------  -------------------  ---------------------
           Net investment income (loss).....               469,045               48,727                1,802                  (39)
                                              --------------------  -------------------  -------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --              319,541                   --                    --
      Realized gains (losses) on sale of
        investments.........................               237,933              377,304                5,178                    38
                                              --------------------  -------------------  -------------------  ---------------------
           Net realized gains (losses)......               237,933              696,845                5,178                    38
                                              --------------------  -------------------  -------------------  ---------------------
      Change in unrealized gains (losses)
        on investments......................             4,117,236            3,852,446              166,483                 1,185
                                              --------------------  -------------------  -------------------  ---------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             4,355,169            4,549,291              171,661                 1,223
                                              --------------------  -------------------  -------------------  ---------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          4,824,214  $         4,598,018  $           173,463   $             1,184
                                              ====================  ===================  ===================  =====================


                                                       MSF            MSF T. ROWE PRICE     MSF T. ROWE PRICE
                                               RUSSELL 2000 INDEX     LARGE CAP GROWTH      SMALL CAP GROWTH
                                                INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                              --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            250,142  $              2,324  $             12,772
                                              --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................               113,039                39,803                75,880
      Administrative charges................                 8,145                 1,369                 4,654
                                              --------------------  --------------------  --------------------
        Total expenses......................               121,184                41,172                80,534
                                              --------------------  --------------------  --------------------
           Net investment income (loss).....               128,958              (38,848)              (67,762)
                                              --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --                    --               518,914
      Realized gains (losses) on sale of
        investments.........................               862,276               196,216               331,561
                                              --------------------  --------------------  --------------------
           Net realized gains (losses)......               862,276               196,216               850,475
                                              --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             3,660,004             1,670,622             2,675,367
                                              --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             4,522,280             1,866,838             3,525,842
                                              --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          4,651,238  $          1,827,990  $          3,458,080
                                              ====================  ====================  ====================

(a) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                MSF WESTERN ASSET
                                                   MANAGEMENT            PIONEER VCT                                VANGUARD VIF
                                                 U.S. GOVERNMENT        MID CAP VALUE      THE MERGER FUND VL       MID-CAP INDEX
                                                INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            292,040  $             37,979  $              9,132  $             45,576
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                82,716                36,516                27,013                32,700
      Administrative charges................                 7,892                   918                 2,546                 2,376
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                90,608                37,434                29,559                35,076
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....               201,432                   545              (20,427)                10,500
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --                    --                    --               142,426
      Realized gains (losses) on sale of
        investments.........................                33,759                84,604               (4,028)               167,616
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                33,759                84,604               (4,028)               310,042
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             (426,694)             1,269,955               123,978               961,147
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             (392,935)             1,354,559               119,950             1,271,189
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          (191,503)  $          1,355,104  $             99,523  $          1,281,689
                                              ====================  ====================  ====================  ====================


                                               VANGUARD VIF TOTAL
                                               STOCK MARKET INDEX
                                                INVESTMENT OPTION
                                              --------------------
INVESTMENT INCOME:
      Dividends.............................  $            119,199
                                              --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                62,671
      Administrative charges................                 5,256
                                              --------------------
        Total expenses......................                67,927
                                              --------------------
           Net investment income (loss).....                51,272
                                              --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........               275,391
      Realized gains (losses) on sale of
        investments.........................               211,176
                                              --------------------
           Net realized gains (losses)......               486,567
                                              --------------------
      Change in unrealized gains (losses)
        on investments......................             1,758,301
                                              --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             2,244,868
                                              --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          2,296,140
                                              ====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                          AMERICAN FUNDS GLOBAL GROWTH          AMERICAN FUNDS GROWTH
                                                INVESTMENT OPTION                 INVESTMENT OPTION
                                        --------------------------------  ---------------------------------
                                             2013             2012              2013              2012
                                        ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        85,787  $        17,238  $         44,558  $      (20,113)
   Net realized gains (losses)........        1,126,374          244,492         1,915,159          761,804
   Change in unrealized gains
     (losses) on investments..........        3,794,828        3,264,901         9,852,674        5,877,993
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        5,006,989        3,526,631        11,812,391        6,619,684
                                        ---------------  ---------------  ----------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners...............          865,424          921,314         1,740,937        1,918,579
   Net transfers (including
     fixed account)...................      (2,141,279)        (326,472)       (3,417,403)      (2,299,758)
   Policy charges.....................        (805,485)        (814,055)       (1,753,532)      (1,803,115)
   Transfers for policy benefits
     and terminations.................        (689,756)        (987,393)       (1,318,606)      (1,766,006)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions...........      (2,771,096)      (1,206,606)       (4,748,604)      (3,950,300)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................        2,235,893        2,320,025         7,063,787        2,669,384
NET ASSETS:
   Beginning of year..................       19,188,978       16,868,953        43,099,574       40,430,190
                                        ---------------  ---------------  ----------------  ---------------
   End of year........................  $    21,424,871  $    19,188,978  $     50,163,361  $    43,099,574
                                        ===============  ===============  ================  ===============

                                          AMERICAN FUNDS GROWTH-INCOME         FIDELITY VIP CONTRAFUND
                                                INVESTMENT OPTION                 INVESTMENT OPTION
                                        --------------------------------  ---------------------------------
                                              2013             2012             2013             2012
                                        ---------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       148,316  $       189,546  $        42,762  $         83,079
   Net realized gains (losses)........          879,271          210,608          456,149            23,104
   Change in unrealized gains
     (losses) on investments..........        6,470,360        3,062,348        5,630,354         2,721,755
                                        ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        7,497,947        3,462,502        6,129,265         2,827,938
                                        ---------------  ---------------  ---------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners...............        1,481,381        1,605,760          721,343           784,338
   Net transfers (including
     fixed account)...................      (1,028,557)        (335,078)          460,423         (943,424)
   Policy charges.....................      (1,114,667)      (1,198,637)        (842,891)         (836,541)
   Transfers for policy benefits
     and terminations.................      (1,267,077)      (1,103,050)        (525,839)         (656,326)
                                        ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions...........      (1,928,920)      (1,031,005)        (186,964)       (1,651,953)
                                        ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets.................        5,569,027        2,431,497        5,942,301         1,175,985
NET ASSETS:
   Beginning of year..................       23,760,964       21,329,467       20,338,346        19,162,361
                                        ---------------  ---------------  ---------------  ----------------
   End of year........................  $    29,329,991  $    23,760,964  $    26,280,647  $     20,338,346
                                        ===============  ===============  ===============  ================

                                            FIDELITY VIP EQUITY-INCOME          FIDELITY VIP HIGH INCOME
                                                 INVESTMENT OPTION                  INVESTMENT OPTION
                                        ---------------------------------  ---------------------------------
                                              2013             2012              2013             2012
                                        ---------------   ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       310,550   $       333,726  $       165,707   $       167,083
   Net realized gains (losses)........        1,265,099           805,108         (19,031)          (61,080)
   Change in unrealized gains
     (losses) on investments..........        2,277,665         1,010,313           23,820           317,969
                                        ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        3,853,314         2,149,147          170,496           423,972
                                        ---------------   ---------------  ---------------   ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners...............          788,400           750,413          455,809           302,940
   Net transfers (including
     fixed account)...................          582,634           256,015         (63,983)          (49,487)
   Policy charges.....................      (1,061,122)       (1,053,323)        (482,512)         (487,434)
   Transfers for policy benefits
     and terminations.................        (655,480)       (1,064,525)        (219,251)         (141,024)
                                        ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions...........        (345,568)       (1,111,420)        (309,937)         (375,005)
                                        ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets.................        3,507,746         1,037,727        (139,441)            48,967
NET ASSETS:
   Beginning of year..................       14,587,040        13,549,313        3,406,818         3,357,851
                                        ---------------   ---------------  ---------------   ---------------
   End of year........................  $    18,094,786   $    14,587,040  $     3,267,377   $     3,406,818
                                        ===============   ===============  ===============   ===============

                                               FIDELITY VIP MID CAP
                                                 INVESTMENT OPTION
                                        ---------------------------------
                                              2013             2012
                                        ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (55,689)   $      (38,458)
   Net realized gains (losses)........        1,742,551           871,856
   Change in unrealized gains
     (losses) on investments..........        1,658,521           392,848
                                        ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        3,345,383         1,226,246
                                        ---------------   ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners...............          518,519           560,659
   Net transfers (including
     fixed account)...................        (275,486)         (189,267)
   Policy charges.....................        (452,944)         (448,362)
   Transfers for policy benefits
     and terminations.................        (445,336)         (457,261)
                                        ---------------   ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions...........        (655,247)         (534,231)
                                        ---------------   ---------------
     Net increase (decrease)
        in net assets.................        2,690,136           692,015
NET ASSETS:
   Beginning of year..................        9,878,021         9,186,006
                                        ---------------   ---------------
   End of year........................  $    12,568,157   $     9,878,021
                                        ===============   ===============

(a) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                          FTVIPT FRANKLIN SMALL-MID CAP           FTVIPT TEMPLETON
                                                GROWTH SECURITIES                FOREIGN SECURITIES
                                                INVESTMENT OPTION                 INVESTMENT OPTION
                                        --------------------------------  --------------------------------
                                             2013             2012              2013             2012
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (55,415)  $      (49,793)  $       315,895  $       395,250
   Net realized gains (losses)........          641,208          505,966          175,845         (94,781)
   Change in unrealized gains
     (losses) on investments..........        1,526,553          103,704        3,771,455        2,693,484
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        2,112,346          559,877        4,263,195        2,993,953
                                        ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners...............          148,739          171,239          560,511          669,364
   Net transfers (including
     fixed account)...................        (168,760)         (22,177)        (269,252)          213,326
   Policy charges.....................        (231,184)        (228,030)        (622,738)        (626,469)
   Transfers for policy benefits
     and terminations.................        (127,221)        (280,284)        (433,812)        (508,637)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions...........        (378,426)        (359,252)        (765,291)        (252,416)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................        1,733,920          200,625        3,497,904        2,741,537
NET ASSETS:
   Beginning of year..................        5,871,751        5,671,126       20,051,495       17,309,958
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $     7,605,671  $     5,871,751  $    23,549,399  $    20,051,495
                                        ===============  ===============  ===============  ===============

                                                FTVIPT TEMPLETON
                                             GLOBAL BOND SECURITIES        GOLDMAN SACHS STRATEGIC GROWTH
                                                INVESTMENT OPTION                 INVESTMENT OPTION
                                        --------------------------------  --------------------------------
                                              2013            2012              2013             2012
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       328,146  $       415,312  $      (18,296)  $       (6,289)
   Net realized gains (losses)........          382,280           59,895          392,589           82,929
   Change in unrealized gains
     (losses) on investments..........        (711,065)          528,983          674,899          520,957
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............            (639)        1,004,190        1,049,192          597,597
                                        ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners...............          121,796           94,774           90,283           96,838
   Net transfers (including
     fixed account)...................      (4,920,198)           62,642        (354,007)           74,886
   Policy charges.....................        (315,183)        (360,871)        (136,594)        (142,866)
   Transfers for policy benefits
     and terminations.................        (176,520)        (123,227)        (107,903)        (162,459)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions...........      (5,290,105)        (326,682)        (508,221)        (133,601)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................      (5,290,744)          677,508          540,971          463,996
NET ASSETS:
   Beginning of year..................        7,845,150        7,167,642        3,648,126        3,184,130
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $     2,554,406  $     7,845,150  $     4,189,097  $     3,648,126
                                        ===============  ===============  ===============  ===============

                                                                             LMPVET CLEARBRIDGE VARIABLE
                                             JANUS ASPEN ENTERPRISE               AGGRESSIVE GROWTH
                                                INVESTMENT OPTION                 INVESTMENT OPTION
                                        --------------------------------  --------------------------------
                                             2013              2012            2013              2012
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (27,115)  $      (45,612)  $      (76,393)  $      (51,079)
   Net realized gains (losses)........          495,292          294,244        1,487,479        1,042,184
   Change in unrealized gains
     (losses) on investments..........        1,202,162          564,601        4,018,130          981,810
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        1,670,339          813,233        5,429,216        1,972,915
                                        ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners...............          288,987          261,910          461,909          511,601
   Net transfers (including
     fixed account)...................           37,056         (98,756)          336,883        (512,762)
   Policy charges.....................        (317,559)        (319,395)        (524,107)        (547,365)
   Transfers for policy benefits
     and terminations.................        (367,528)        (300,086)        (971,585)        (745,838)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions...........        (359,044)        (456,327)        (696,900)      (1,294,364)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................        1,311,295          356,906        4,732,316          678,551
NET ASSETS:
   Beginning of year..................        5,613,011        5,256,105       12,128,596       11,450,045
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $     6,924,306  $     5,613,011  $    16,860,912  $    12,128,596
                                        ===============  ===============  ===============  ===============

                                           LMPVET CLEARBRIDGE VARIABLE
                                                  ALL CAP VALUE
                                                INVESTMENT OPTION
                                        --------------------------------
                                             2013              2012
                                        ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       137,346  $       177,070
   Net realized gains (losses)........        2,512,367          190,637
   Change in unrealized gains
     (losses) on investments..........        4,308,132        2,820,184
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        6,957,845        3,187,891
                                        ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners...............          760,843          896,569
   Net transfers (including
     fixed account)...................        (675,701)      (2,000,977)
   Policy charges.....................      (1,170,478)      (1,228,780)
   Transfers for policy benefits
     and terminations.................      (1,271,515)      (1,496,462)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions...........      (2,356,851)      (3,829,650)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets.................        4,600,994        (641,759)
NET ASSETS:
   Beginning of year..................       23,426,401       24,068,160
                                        ---------------  ---------------
   End of year........................  $    28,027,395  $    23,426,401
                                        ===============  ===============

(a) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                           LMPVET CLEARBRIDGE VARIABLE      LMPVET CLEARBRIDGE VARIABLE
                                                  EQUITY INCOME                  LARGE CAP GROWTH
                                                INVESTMENT OPTION                INVESTMENT OPTION
                                        --------------------------------  --------------------------------
                                              2013            2012             2013              2012
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        16,155  $        38,695  $      (30,925)  $      (17,003)
   Net realized gains (losses)........           75,776           32,634        1,908,389        1,031,862
   Change in unrealized gains
     (losses) on investments..........          362,695          171,660        1,163,977          595,301
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          454,626          242,989        3,041,441        1,610,160
                                        ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners...............           96,770          133,420          443,720          515,248
   Net transfers (including
     fixed account)...................          (6,012)         (23,982)        (464,302)         (92,587)
   Policy charges.....................        (106,273)        (142,991)        (689,819)        (663,461)
   Transfers for policy benefits
     and terminations.................        (209,424)        (218,073)      (1,368,750)        (543,137)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions...........        (224,939)        (251,626)      (2,079,151)        (783,937)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................          229,687          (8,637)          962,290          826,223
NET ASSETS:
   Beginning of year..................        1,888,958        1,897,595        9,457,298        8,631,075
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $     2,118,645  $     1,888,958  $    10,419,588  $     9,457,298
                                        ===============  ===============  ===============  ===============

                                           LMPVET CLEARBRIDGE VARIABLE        LMPVET VARIABLE LIFESTYLE
                                                 LARGE CAP VALUE                   ALLOCATION 50%
                                                INVESTMENT OPTION                 INVESTMENT OPTION
                                        --------------------------------  --------------------------------
                                             2013             2012             2013             2012
                                        ---------------  ---------------  --------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        73,731  $       123,338  $        (480)   $           849
   Net realized gains (losses)........          562,676        (147,766)          20,776            14,836
   Change in unrealized gains
     (losses) on investments..........        1,895,315        1,354,202        (12,615)             4,420
                                        ---------------  ---------------  --------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        2,531,722        1,329,774           7,681            20,105
                                        ---------------  ---------------  --------------   ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners...............          351,996          378,432              --                --
   Net transfers (including
     fixed account)...................           15,366        (323,146)              --          (75,503)
   Policy charges.....................        (631,356)        (703,171)         (8,672)          (48,086)
   Transfers for policy benefits
     and terminations.................      (1,394,424)        (652,870)        (95,940)           (8,256)
                                        ---------------  ---------------  --------------   ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions...........      (1,658,418)      (1,300,755)       (104,612)         (131,845)
                                        ---------------  ---------------  --------------   ---------------
     Net increase (decrease)
        in net assets.................          873,304           29,019        (96,931)         (111,740)
NET ASSETS:
   Beginning of year..................        9,169,385        9,140,366         100,963           212,703
                                        ---------------  ---------------  --------------   ---------------
   End of year........................  $    10,042,689  $     9,169,385  $        4,032   $       100,963
                                        ===============  ===============  ==============   ===============

                                            LMPVET VARIABLE LIFESTYLE         LMPVET VARIABLE LIFESTYLE
                                                 ALLOCATION 70%                    ALLOCATION 85%
                                                INVESTMENT OPTION                 INVESTMENT OPTION
                                        --------------------------------  --------------------------------
                                              2013             2012            2013             2012
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $           306  $         1,077  $         1,258  $         1,128
   Net realized gains (losses)........            5,696            6,734            1,893            3,039
   Change in unrealized gains
     (losses) on investments..........           13,619            9,318           50,434           25,837
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............           19,621           17,129           53,585           30,004
                                        ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners...............               --               --               --               --
   Net transfers (including
     fixed account)...................            (391)            (441)            (297)            (284)
   Policy charges.....................         (26,370)         (36,249)          (6,347)         (11,097)
   Transfers for policy benefits
     and terminations.................            (202)         (13,876)             (79)         (15,991)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions...........         (26,963)         (50,566)          (6,723)         (27,372)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................          (7,342)         (33,437)           46,862            2,632
NET ASSETS:
   Beginning of year..................          111,133          144,570          217,072          214,440
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $       103,791  $       111,133  $       263,934  $       217,072
                                        ===============  ===============  ===============  ===============

                                          LMPVIT WESTERN ASSET VARIABLE
                                                   HIGH INCOME
                                                INVESTMENT OPTION
                                        ---------------------------------
                                              2013             2012
                                        ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       593,223  $        661,534
   Net realized gains (losses)........           11,373          (49,456)
   Change in unrealized gains
     (losses) on investments..........          121,068           740,980
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          725,664         1,353,058
                                        ---------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners...............          307,076           381,369
   Net transfers (including
     fixed account)...................          172,676         (105,402)
   Policy charges.....................        (481,565)         (506,194)
   Transfers for policy benefits
     and terminations.................        (492,159)         (366,478)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions...........        (493,972)         (596,705)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets.................          231,692           756,353
NET ASSETS:
   Beginning of year..................        9,036,359         8,280,006
                                        ---------------  ----------------
   End of year........................  $     9,268,051  $      9,036,359
                                        ===============  ================

(a) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012



                                           MIST BLACKROCK HIGH YIELD       MIST CLARION GLOBAL REAL ESTATE
                                               INVESTMENT OPTION                  INVESTMENT OPTION
                                        --------------------------------  --------------------------------
                                             2013              2012             2013            2012
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $         7,966  $         7,875  $       374,673  $        74,444
   Net realized gains (losses)........            4,225            2,012         (73,834)         (60,818)
   Change in unrealized gains
     (losses) on investments..........          (1,252)            7,881        (121,345)        1,132,537
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............           10,939           17,768          179,494        1,146,163
                                        ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners...............            3,639            3,578          237,726          232,122
   Net transfers (including
     fixed account)...................              503              407          214,654          405,148
   Policy charges.....................          (7,656)          (7,597)        (268,181)        (244,625)
   Transfers for policy benefits
     and terminations.................          (8,480)          (1,397)        (243,487)        (253,737)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions...........         (11,994)          (5,009)         (59,288)          138,908
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................          (1,055)           12,759          120,206        1,285,071
NET ASSETS:
   Beginning of year..................          124,989          112,230        5,757,484        4,472,413
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $       123,934  $       124,989  $     5,877,690  $     5,757,484
                                        ===============  ===============  ===============  ===============

                                                MIST CLEARBRIDGE                  MIST HARRIS OAKMARK
                                              AGGRESSIVE GROWTH II                   INTERNATIONAL
                                                INVESTMENT OPTION                  INVESTMENT OPTION
                                        ---------------------------------  ---------------------------------
                                              2013              2012             2013             2012
                                        ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $         10,567  $      (88,141)  $           216  $             75
   Net realized gains (losses)........           506,314          103,720              101             (196)
   Change in unrealized gains
     (losses) on investments..........         6,597,910        5,064,757            3,383             3,044
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............         7,114,791        5,080,336            3,700             2,923
                                        ----------------  ---------------  ---------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners...............         1,607,944        1,766,561               --                --
   Net transfers (including
     fixed account)...................         (396,295)        (125,929)               --                --
   Policy charges.....................       (1,897,908)      (1,939,546)            (975)             (808)
   Transfers for policy benefits
     and terminations.................       (1,401,958)      (2,256,389)             (13)               (9)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions...........       (2,088,217)      (2,555,303)            (988)             (817)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets.................         5,026,574        2,525,033            2,712             2,106
NET ASSETS:
   Beginning of year..................        26,302,019       23,776,986           13,002            10,896
                                        ----------------  ---------------  ---------------  ----------------
   End of year........................  $     31,328,593  $    26,302,019  $        15,714  $         13,002
                                        ================  ===============  ===============  ================


                                              MIST INVESCO COMSTOCK         MIST INVESCO SMALL CAP GROWTH
                                                INVESTMENT OPTION                 INVESTMENT OPTION
                                        --------------------------------  --------------------------------
                                              2013             2012            2013              2012
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        11,789  $        19,481  $       (9,247)  $      (15,463)
   Net realized gains (losses)........          194,898          120,346          236,675          208,775
   Change in unrealized gains
     (losses) on investments..........          998,624          402,096          540,941          123,321
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        1,205,311          541,923          768,369          316,633
                                        ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners...............          207,010          205,212          100,062           97,181
   Net transfers (including
     fixed account)...................          110,018         (14,750)          236,342        (104,539)
   Policy charges.....................        (156,365)        (152,935)        (106,603)         (98,644)
   Transfers for policy benefits
     and terminations.................        (169,030)        (185,214)        (208,011)         (90,261)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions...........          (8,367)        (147,687)           21,790        (196,263)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................        1,196,944          394,236          790,159          120,370
NET ASSETS:
   Beginning of year..................        3,533,603        3,139,367        1,973,664        1,853,294
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $     4,730,547  $     3,533,603  $     2,763,823  $     1,973,664
                                        ===============  ===============  ===============  ===============

                                                MIST LOOMIS SAYLES
                                                  GLOBAL MARKETS
                                                 INVESTMENT OPTION
                                        ---------------------------------
                                              2013             2012
                                        ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        117,690  $       119,299
   Net realized gains (losses)........           156,711          160,573
   Change in unrealized gains
     (losses) on investments..........           618,726          643,107
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............           893,127          922,979
                                        ----------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners...............           159,122          178,426
   Net transfers (including
     fixed account)...................         (180,564)        (101,377)
   Policy charges.....................         (296,951)        (333,192)
   Transfers for policy benefits
     and terminations.................         (286,343)        (919,134)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions...........         (604,736)      (1,175,277)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets.................           288,391        (252,298)
NET ASSETS:
   Beginning of year..................         5,714,684        5,966,982
                                        ----------------  ---------------
   End of year........................  $      6,003,075  $     5,714,684
                                        ================  ===============

(a) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                               MIST LORD ABBETT                    MIST METLIFE
                                                BOND DEBENTURE                  AGGRESSIVE STRATEGY
                                               INVESTMENT OPTION                 INVESTMENT OPTION
                                        --------------------------------  -------------------------------
                                             2013              2012            2013            2012
                                        ---------------  ---------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       445,837  $       367,226  $           37  $       (3,989)
   Net realized gains (losses)........           86,679           86,004          38,937            6,012
   Change in unrealized gains
     (losses) on investments..........         (22,891)          272,024         644,232          364,809
                                        ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          509,625          725,254         683,206          366,832
                                        ---------------  ---------------  --------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners...............          423,860          445,394         228,898          258,479
   Net transfers (including
     fixed account)...................        (101,552)        1,519,804        (18,038)        (133,872)
   Policy charges.....................        (432,264)        (374,271)       (145,280)        (156,513)
   Transfers for policy benefits
     and terminations.................        (466,916)        (285,372)       (139,494)        (168,359)
                                        ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions...........        (576,872)        1,305,555        (73,914)        (200,265)
                                        ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
        in net assets.................         (67,247)        2,030,809         609,292          166,567
NET ASSETS:
   Beginning of year..................        7,398,805        5,367,996       2,423,309        2,256,742
                                        ---------------  ---------------  --------------  ---------------
   End of year........................  $     7,331,558  $     7,398,805  $    3,032,601  $     2,423,309
                                        ===============  ===============  ==============  ===============

                                                MIST MFS EMERGING                MIST MFS RESEARCH
                                                 MARKETS EQUITY                    INTERNATIONAL
                                                INVESTMENT OPTION                INVESTMENT OPTION
                                        --------------------------------  -------------------------------
                                              2013            2012             2013             2012
                                        ---------------  ---------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        40,166  $        15,508  $      123,389  $        71,286
   Net realized gains (losses)........         (41,246)         (51,834)          21,600        (224,032)
   Change in unrealized gains
     (losses) on investments..........        (520,630)        1,460,733       1,203,828        1,160,000
                                        ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        (521,710)        1,424,407       1,348,817        1,007,254
                                        ---------------  ---------------  --------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners...............          412,117          468,174         203,641          273,262
   Net transfers (including
     fixed account)...................          540,194        (285,045)       1,081,870        (357,615)
   Policy charges.....................        (423,417)        (486,913)       (317,071)        (373,775)
   Transfers for policy benefits
     and terminations.................        (246,670)        (474,278)       (634,337)        (310,323)
                                        ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions...........          282,224        (778,062)         334,103        (768,451)
                                        ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
        in net assets.................        (239,486)          646,345       1,682,920          238,803
NET ASSETS:
   Beginning of year..................        8,947,212        8,300,867       7,037,958        6,799,155
                                        ---------------  ---------------  --------------  ---------------
   End of year........................  $     8,707,726  $     8,947,212  $    8,720,878  $     7,037,958
                                        ===============  ===============  ==============  ===============

                                               MIST MORGAN STANLEY                MIST OPPENHEIMER
                                                 MID CAP GROWTH                     GLOBAL EQUITY
                                                INVESTMENT OPTION                 INVESTMENT OPTION
                                        --------------------------------  --------------------------------
                                             2013             2012             2013             2012
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $         (376)  $       (1,894)  $       287,630  $       157,501
   Net realized gains (losses)........           11,498            4,699          363,896         (90,696)
   Change in unrealized gains
     (losses) on investments..........           67,611           16,671        4,262,428        3,350,841
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............           78,733           19,476        4,913,954        3,417,646
                                        ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners...............           10,025           14,533          867,604          900,784
   Net transfers (including
     fixed account)...................           17,894         (34,842)        (101,977)            1,415
   Policy charges.....................          (8,888)         (10,701)      (1,330,094)      (1,304,333)
   Transfers for policy benefits
     and terminations.................         (29,103)         (18,398)        (952,744)      (1,213,583)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions...........         (10,072)         (49,408)      (1,517,211)      (1,615,717)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................           68,661         (29,932)        3,396,743        1,801,929
NET ASSETS:
   Beginning of year..................          209,191          239,123       19,307,460       17,505,531
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $       277,852  $       209,191  $    22,704,203  $    19,307,460
                                        ===============  ===============  ===============  ===============

                                              MIST PIMCO INFLATION
                                                 PROTECTED BOND
                                                INVESTMENT OPTION
                                        --------------------------------
                                             2013             2012
                                        ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        84,936  $       131,744
   Net realized gains (losses)........          152,945          414,226
   Change in unrealized gains
     (losses) on investments..........        (800,834)         (82,307)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        (562,953)          463,663
                                        ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners...............          492,211          392,573
   Net transfers (including
     fixed account)...................        (125,990)          763,455
   Policy charges.....................        (498,750)        (535,846)
   Transfers for policy benefits
     and terminations.................        (558,912)        (577,366)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions...........        (691,441)           42,816
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets.................      (1,254,394)          506,479
NET ASSETS:
   Beginning of year..................        5,731,844        5,225,365
                                        ---------------  ---------------
   End of year........................  $     4,477,450  $     5,731,844
                                        ===============  ===============

(a) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012



                                             MIST PIMCO TOTAL RETURN              MIST PIONEER FUND
                                                INVESTMENT OPTION                 INVESTMENT OPTION
                                        --------------------------------  --------------------------------
                                              2013            2012              2013            2012
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     1,250,291  $       846,864  $        42,240  $         8,854
   Net realized gains (losses)........        1,027,221          534,205           98,500           77,472
   Change in unrealized gains
     (losses) on investments..........      (3,343,170)        1,634,199          347,869           56,772
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............      (1,065,658)        3,015,268          488,609          143,098
                                        ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners...............        1,533,653        1,701,689           64,934           70,840
   Net transfers (including
     fixed account)...................          961,636          964,069         (62,934)          130,132
   Policy charges.....................      (1,537,321)      (1,750,398)        (135,525)        (164,362)
   Transfers for policy benefits
     and terminations.................      (1,885,209)      (2,038,663)         (88,945)        (161,740)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions...........        (927,241)      (1,123,303)        (222,470)        (125,130)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................      (1,992,899)        1,891,965          266,139           17,968
NET ASSETS:
   Beginning of year..................       38,235,654       36,343,689        1,619,591        1,601,623
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $    36,242,755  $    38,235,654  $     1,885,730  $     1,619,591
                                        ===============  ===============  ===============  ===============

                                                                                 MIST T. ROWE PRICE
                                         MIST PIONEER STRATEGIC INCOME             LARGE CAP VALUE
                                               INVESTMENT OPTION                  INVESTMENT OPTION
                                        --------------------------------  --------------------------------
                                             2013              2012             2013             2012
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       643,288  $       532,640  $        30,485  $        20,333
   Net realized gains (losses)........          320,783          230,377           55,595          (5,262)
   Change in unrealized gains
     (losses) on investments..........        (875,294)          631,756        1,082,902          498,486
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............           88,777        1,394,773        1,168,982          513,557
                                        ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners...............          687,956          857,022          233,350          226,889
   Net transfers (including
     fixed account)...................        (272,845)        1,642,049          290,918         (51,306)
   Policy charges.....................        (874,691)        (842,614)        (152,686)        (139,952)
   Transfers for policy benefits
     and terminations.................        (753,255)        (615,843)        (140,446)        (120,987)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions...........      (1,212,835)        1,040,614          231,136         (85,356)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................      (1,124,058)        2,435,387        1,400,118          428,201
NET ASSETS:
   Beginning of year..................       15,325,273       12,889,886        3,472,674        3,044,473
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $    14,201,215  $    15,325,273  $     4,872,792  $     3,472,674
                                        ===============  ===============  ===============  ===============

                                                MIST THIRD AVENUE              MSF BARCLAYS AGGREGATE
                                                 SMALL CAP VALUE                     BOND INDEX
                                                INVESTMENT OPTION                 INVESTMENT OPTION
                                        --------------------------------  --------------------------------
                                             2013             2012              2013             2012
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        11,293  $      (73,460)  $         1,033  $         1,037
   Net realized gains (losses)........          141,783         (23,891)             (47)              146
   Change in unrealized gains
     (losses) on investments..........        2,970,658        1,510,893          (2,019)            (112)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        3,123,734        1,413,542          (1,033)            1,071
                                        ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners...............          424,871          455,481              251            1,106
   Net transfers (including
     fixed account)...................          902,135        (111,199)            1,229            2,492
   Policy charges.....................        (390,769)        (359,044)          (1,587)          (1,708)
   Transfers for policy benefits
     and terminations.................        (296,633)        (244,481)          (8,486)            (843)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions...........          639,604        (259,243)          (8,593)            1,047
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................        3,763,338        1,154,299          (9,626)            2,118
NET ASSETS:
   Beginning of year..................        9,587,504        8,433,205           34,759           32,641
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $    13,350,842  $     9,587,504  $        25,133  $        34,759
                                        ===============  ===============  ===============  ===============


                                             MSF BLACKROCK BOND INCOME
                                                 INVESTMENT OPTION
                                        ---------------------------------
                                              2013             2012
                                        ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        16,806   $         8,877
   Net realized gains (losses)........           20,785            26,006
   Change in unrealized gains
     (losses) on investments..........         (50,278)             5,913
                                        ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............         (12,687)            40,796
                                        ---------------   ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners...............               --                 5
   Net transfers (including
     fixed account)...................           64,776            90,354
   Policy charges.....................         (51,806)          (59,667)
   Transfers for policy benefits
     and terminations.................         (33,167)         (132,000)
                                        ---------------   ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions...........         (20,197)         (101,308)
                                        ---------------   ---------------
     Net increase (decrease)
        in net assets.................         (32,884)          (60,512)
NET ASSETS:
   Beginning of year..................          637,932           698,444
                                        ---------------   ---------------
   End of year........................  $       605,048   $       637,932
                                        ===============   ===============

(a) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                  MSF BLACKROCK
                                              CAPITAL APPRECIATION           MSF BLACKROCK DIVERSIFIED
                                                INVESTMENT OPTION                INVESTMENT OPTION
                                        --------------------------------  --------------------------------
                                              2013            2012             2013              2012
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $         2,217  $     (137,308)  $       193,067  $       165,441
   Net realized gains (losses)........        1,116,457        1,475,416          294,001          256,925
   Change in unrealized gains
     (losses) on investments..........        6,367,799        1,751,731        1,486,130          707,649
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        7,486,473        3,089,839        1,973,198        1,130,015
                                        ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners...............        1,757,195        1,938,675          665,471          732,275
   Net transfers (including
     fixed account)...................         (53,602)        (870,226)          203,323           89,625
   Policy charges.....................      (2,027,905)      (2,152,269)        (767,539)        (791,912)
   Transfers for policy benefits
     and terminations.................      (1,103,054)      (2,399,311)        (548,098)      (1,112,032)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions...........      (1,427,366)      (3,483,131)        (446,843)      (1,082,044)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................        6,059,107        (393,292)        1,526,355           47,971
NET ASSETS:
   Beginning of year..................       23,409,239       23,802,531       10,247,590       10,199,619
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $    29,468,346  $    23,409,239  $    11,773,945  $    10,247,590
                                        ===============  ===============  ===============  ===============


                                           MSF BLACKROCK MONEY MARKET          MSF DAVIS VENTURE VALUE
                                                INVESTMENT OPTION                 INVESTMENT OPTION
                                        -------------------------------  ---------------------------------
                                             2013             2012             2013             2012
                                        ---------------  --------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (232,190)  $    (271,331)  $        24,008   $         1,748
   Net realized gains (losses)........               --              --          139,919            13,205
   Change in unrealized gains
     (losses) on investments..........               --              --          991,222           345,264
                                        ---------------  --------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        (232,190)       (271,331)        1,155,149           360,217
                                        ---------------  --------------  ---------------   ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners...............        3,387,553       3,642,054          180,554           204,991
   Net transfers (including
     fixed account)...................        2,096,488       2,140,395          345,914           135,536
   Policy charges.....................      (3,560,985)     (3,699,282)        (139,291)         (130,119)
   Transfers for policy benefits
     and terminations.................      (6,086,661)     (6,837,748)         (90,586)         (141,594)
                                        ---------------  --------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions...........      (4,163,605)     (4,754,581)          296,591            68,814
                                        ---------------  --------------  ---------------   ---------------
     Net increase (decrease)
        in net assets.................      (4,395,795)     (5,025,912)        1,451,740           429,031
NET ASSETS:
   Beginning of year..................       30,015,603      35,041,515        3,443,159         3,014,128
                                        ---------------  --------------  ---------------   ---------------
   End of year........................  $    25,619,808  $   30,015,603  $     4,894,899   $     3,443,159
                                        ===============  ==============  ===============   ===============


                                           MSF FRONTIER MID CAP GROWTH           MSF JENNISON GROWTH
                                                INVESTMENT OPTION                 INVESTMENT OPTION
                                        --------------------------------  --------------------------------
                                              2013             2012            2013             2012
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        10,956  $      (23,551)  $      (60,760)  $      (89,338)
   Net realized gains (losses)........          161,582           57,369          350,651          265,727
   Change in unrealized gains
     (losses) on investments..........          657,991          222,180        5,601,890        (521,424)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          830,529          255,998        5,891,781        (345,035)
                                        ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners...............          173,382          232,294        1,229,961          818,900
   Net transfers (including
     fixed account)...................         (76,688)         (81,673)        (143,745)       16,434,080
   Policy charges.....................        (170,513)        (189,970)      (1,355,523)        (969,102)
   Transfers for policy benefits
     and terminations.................        (117,589)        (157,707)        (819,925)        (632,862)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions...........        (191,408)        (197,056)      (1,089,232)       15,651,016
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................          639,121           58,942        4,802,549       15,305,981
NET ASSETS:
   Beginning of year..................        2,711,048        2,652,106       17,008,983        1,703,002
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $     3,350,169  $     2,711,048  $    21,811,532  $    17,008,983
                                        ===============  ===============  ===============  ===============

                                                   MSF METLIFE
                                             CONSERVATIVE ALLOCATION
                                                INVESTMENT OPTION
                                        --------------------------------
                                              2013             2012
                                        ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        39,733  $        39,973
   Net realized gains (losses)........           37,141           58,936
   Change in unrealized gains
     (losses) on investments..........         (48,715)           22,594
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............           28,159          121,503
                                        ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners...............          432,615           55,369
   Net transfers (including
     fixed account)...................        (906,869)          271,573
   Policy charges.....................         (99,694)        (101,196)
   Transfers for policy benefits
     and terminations.................            (346)         (48,398)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions...........        (574,294)          177,348
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets.................        (546,135)          298,851
NET ASSETS:
   Beginning of year..................        1,664,312        1,365,461
                                        ---------------  ---------------
   End of year........................  $     1,118,177  $     1,664,312
                                        ===============  ===============

(a) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                           MSF METLIFE CONSERVATIVE TO
                                               MODERATE ALLOCATION        MSF METLIFE MODERATE ALLOCATION
                                                INVESTMENT OPTION                INVESTMENT OPTION
                                        --------------------------------  ---------------------------------
                                              2013            2012             2013              2012
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        27,164  $        30,589  $        70,316  $        85,599
   Net realized gains (losses)........           48,476           30,143          137,761           51,061
   Change in unrealized gains
     (losses) on investments..........           82,525           90,348          819,518          545,036
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          158,165          151,080        1,027,595          681,696
                                        ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners...............          114,269           86,723          215,924          214,558
   Net transfers (including
     fixed account)...................           48,964          201,295          476,309        (185,350)
   Policy charges.....................        (130,615)        (120,842)        (419,951)        (396,456)
   Transfers for policy benefits
     and terminations.................         (30,573)        (169,752)         (43,668)         (31,806)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions...........            2,045          (2,576)          228,614        (399,054)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................          160,210          148,504        1,256,209          282,642
NET ASSETS:
   Beginning of year..................        1,591,628        1,443,124        5,917,759        5,635,117
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $     1,751,838  $     1,591,628  $     7,173,968  $     5,917,759
                                        ===============  ===============  ===============  ===============

                                             MSF METLIFE MODERATE TO
                                              AGGRESSIVE ALLOCATION            MSF METLIFE STOCK INDEX
                                                INVESTMENT OPTION                 INVESTMENT OPTION
                                        --------------------------------  --------------------------------
                                             2013             2012             2013             2012
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        36,554  $        63,073  $       482,345  $       453,796
   Net realized gains (losses)........           86,982           99,481        2,135,420        2,070,543
   Change in unrealized gains
     (losses) on investments..........        1,070,914          563,393        9,963,447        3,682,512
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        1,194,450          725,947       12,581,212        6,206,851
                                        ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners...............          403,986          499,351        2,025,496        2,298,927
   Net transfers (including
     fixed account)...................          341,187        (859,081)        (578,728)      (5,393,129)
   Policy charges.....................        (327,679)        (340,266)      (2,764,831)      (3,108,264)
   Transfers for policy benefits
     and terminations.................        (139,767)        (275,107)      (2,071,019)      (1,707,026)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions...........          277,727        (975,103)      (3,389,082)      (7,909,492)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................        1,472,177        (249,156)        9,192,130      (1,702,641)
NET ASSETS:
   Beginning of year..................        5,107,334        5,356,490       42,213,296       43,915,937
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $     6,579,511  $     5,107,334  $    51,405,426  $    42,213,296
                                        ===============  ===============  ===============  ===============


                                              MSF MFS TOTAL RETURN                  MSF MFS VALUE
                                                INVESTMENT OPTION                 INVESTMENT OPTION
                                        --------------------------------  --------------------------------
                                              2013             2012            2013              2012
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       469,045  $       524,118  $        48,727  $        61,189
   Net realized gains (losses)........          237,933         (82,501)          696,845          109,145
   Change in unrealized gains
     (losses) on investments..........        4,117,236        2,334,448        3,852,446          811,836
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        4,824,214        2,776,065        4,598,018          982,170
                                        ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners...............        1,559,705        1,611,110          535,037          240,865
   Net transfers (including
     fixed account)...................          373,566        (675,964)        8,728,955        2,074,889
   Policy charges.....................      (1,795,383)      (1,890,593)        (655,956)        (320,195)
   Transfers for policy benefits
     and terminations.................      (1,495,901)      (1,609,335)        (628,904)        (102,112)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions...........      (1,358,013)      (2,564,782)        7,979,132        1,893,447
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................        3,466,201          211,283       12,577,150        2,875,617
NET ASSETS:
   Beginning of year..................       27,693,860       27,482,577        8,880,474        6,004,857
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $    31,160,061  $    27,693,860  $    21,457,624  $     8,880,474
                                        ===============  ===============  ===============  ===============


                                               MSF MSCI EAFE INDEX
                                                INVESTMENT OPTION
                                        ---------------------------------
                                              2013             2012
                                        ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $         1,802   $         3,773
   Net realized gains (losses)........            5,178           (3,781)
   Change in unrealized gains
     (losses) on investments..........          166,483            29,176
                                        ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          173,463            29,168
                                        ---------------   ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners...............           79,125             9,224
   Net transfers (including
     fixed account)...................        2,453,481            44,469
   Policy charges.....................         (65,740)          (40,151)
   Transfers for policy benefits
     and terminations.................         (33,084)                --
                                        ---------------   ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions...........        2,433,782            13,542
                                        ---------------   ---------------
     Net increase (decrease)
        in net assets.................        2,607,245            42,710
NET ASSETS:
   Beginning of year..................          205,275           162,565
                                        ---------------   ---------------
   End of year........................  $     2,812,520   $       205,275
                                        ===============   ===============

(a) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                          MSF NEUBERGER                                             MSF T. ROWE PRICE
                                         BERMAN GENESIS        MSF RUSSELL 2000 INDEX               LARGE CAP GROWTH
                                        INVESTMENT OPTION         INVESTMENT OPTION                 INVESTMENT OPTION
                                        -----------------  -------------------------------  --------------------------------
                                            2013 (a)            2013             2012            2013              2012
                                        -----------------  --------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......   $          (39)   $      128,958  $        48,642  $      (38,848)  $      (18,313)
   Net realized gains (losses)........                38          862,276          107,818          196,216           59,097
   Change in unrealized gains
     (losses) on investments..........             1,185        3,660,004        1,963,128        1,670,622          328,128
                                        -----------------  --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............             1,184        4,651,238        2,119,588        1,827,990          368,912
                                        -----------------  --------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners...............                --          552,044          613,025          209,339          161,544
   Net transfers (including
     fixed account)...................             4,606      (2,404,493)      (1,710,278)        3,387,181          287,835
   Policy charges.....................             (247)        (645,774)        (738,748)        (260,777)        (120,658)
   Transfers for policy benefits
     and terminations.................               (8)        (681,399)        (481,598)        (259,711)        (150,368)
                                        -----------------  --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions...........             4,351      (3,179,622)      (2,317,599)        3,076,032          178,353
                                        -----------------  --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................             5,535        1,471,616        (198,011)        4,904,022          547,265
NET ASSETS:
   Beginning of year..................                --       13,995,776       14,193,787        2,555,957        2,008,692
                                        -----------------  --------------  ---------------  ---------------  ---------------
   End of year........................   $         5,535   $   15,467,392  $    13,995,776  $     7,459,979  $     2,555,957
                                        =================  ==============  ===============  ===============  ===============

                                                MSF T. ROWE PRICE            MSF WESTERN ASSET MANAGEMENT
                                                SMALL CAP GROWTH                    U.S. GOVERNMENT
                                                INVESTMENT OPTION                  INVESTMENT OPTION
                                        ---------------------------------  --------------------------------
                                              2013             2012             2013              2012
                                        ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (67,762)  $       (67,779)  $       201,432  $       199,784
   Net realized gains (losses)........          850,475         1,058,502           33,759           53,211
   Change in unrealized gains
     (losses) on investments..........        2,675,367           147,554        (426,694)          123,904
                                        ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        3,458,080         1,138,277        (191,503)          376,899
                                        ---------------  ----------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners...............          306,459           323,634          615,620          616,466
   Net transfers (including
     fixed account)...................          213,460         (503,060)        (170,400)        (182,840)
   Policy charges.....................        (352,168)         (335,025)        (755,823)        (838,351)
   Transfers for policy benefits
     and terminations.................        (399,706)         (338,711)        (352,200)        (472,732)
                                        ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions...........        (231,955)         (853,162)        (662,803)        (877,457)
                                        ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................        3,226,125           285,115        (854,306)        (500,558)
NET ASSETS:
   Beginning of year..................        8,039,140         7,754,025       14,165,736       14,666,294
                                        ---------------  ----------------  ---------------  ---------------
   End of year........................  $    11,265,265  $      8,039,140  $    13,311,430  $    14,165,736
                                        ===============  ================  ===============  ===============


                                            PIONEER VCT MID CAP VALUE            THE MERGER FUND VL
                                                INVESTMENT OPTION                 INVESTMENT OPTION
                                        --------------------------------  --------------------------------
                                             2013             2012              2013             2012
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $           545  $         3,043  $      (20,427)  $      (30,207)
   Net realized gains (losses)........           84,604         (63,671)          (4,028)           37,307
   Change in unrealized gains
     (losses) on investments..........        1,269,955          483,270          123,978           46,789
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        1,355,104          422,642           99,523           53,889
                                        ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners...............          286,751          331,147           48,062           48,507
   Net transfers (including
     fixed account)...................        (590,015)           57,933           79,884          101,419
   Policy charges.....................        (275,771)        (271,789)         (83,113)         (94,164)
   Transfers for policy benefits
     and terminations.................         (96,933)        (272,371)          (8,948)        (170,988)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions...........        (675,968)        (155,080)           35,885        (115,226)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................          679,136          267,562          135,408         (61,337)
NET ASSETS:
   Beginning of year..................        4,542,732        4,275,170        3,371,417        3,432,754
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $     5,221,868  $     4,542,732  $     3,506,825  $     3,371,417
                                        ===============  ===============  ===============  ===============

(a) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                                                        VANGUARD VIF TOTAL STOCK
                                                                     VANGUARD VIF MID-CAP INDEX               MARKET INDEX
                                                                          INVESTMENT OPTION                 INVESTMENT OPTION
                                                                  --------------------------------  --------------------------------
                                                                        2013             2012            2013              2012
                                                                  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).................................  $        10,500  $         9,926  $        51,272  $        33,309
   Net realized gains (losses)..................................          310,042          157,188          486,567          292,283
   Change in unrealized gains
     (losses) on investments....................................          961,147          319,249        1,758,301          368,675
                                                                  ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.........................................        1,281,689          486,363        2,296,140          694,267
                                                                  ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.........................................          226,196          226,859          490,229          372,735
   Net transfers (including
     fixed account).............................................          931,269          259,989        1,228,602        2,005,084
   Policy charges...............................................        (220,768)        (211,571)        (364,442)        (224,680)
   Transfers for policy benefits
     and terminations...........................................        (510,899)        (357,527)        (443,557)        (319,349)
                                                                  ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.....................................          425,798         (82,250)          910,832        1,833,790
                                                                  ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...........................................        1,707,487          404,113        3,206,972        2,528,057
NET ASSETS:
   Beginning of year............................................        3,642,331        3,238,218        6,670,787        4,142,730
                                                                  ---------------  ---------------  ---------------  ---------------
   End of year..................................................  $     5,349,818  $     3,642,331  $     9,877,759  $     6,670,787
                                                                  ===============  ===============  ===============  ===============

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
           OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


MetLife of CT Fund UL for Variable Life Insurance (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Company's Board of Directors on November 10, 1983 to support operations of the Company with respect to certain variable life insurance policies (the "Policies"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the State of Connecticut Insurance Department.

In the second quarter of 2013, MetLife, Inc. announced its plans to merge into the Company, as the surviving entity, two United States ("U.S.")-based life insurance companies and an offshore reinsurance subsidiary to create one larger U.S.-based and U.S.-regulated life insurance company, which is expected to be renamed and domiciled in Delaware (the "Mergers"). The companies to be merged into the Company consist of MetLife Investors USA Insurance Company and MetLife Investors Insurance Company, each a U.S. insurance company that issues variable annuity products in addition to other products, and Exeter Reassurance Company, Ltd. ("Exeter"), a reinsurance company that mainly reinsures guarantees associated with variable annuity products. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. The Mergers are expected to occur in the fourth quarter of 2014, subject to regulatory approvals.

The Separate Account is divided into Investment Options, each of which is treated as an individual accounting entity for financial reporting purposes. Each Investment Option invests in shares of the corresponding fund or portfolio (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

American Funds Insurance Series ("American Funds")         Legg Mason Partners Variable Income Trust
Fidelity Variable Insurance Products ("Fidelity VIP")        ("LMPVIT")
Franklin Templeton Variable Insurance Products Trust       Met Investors Series Trust ("MIST")*
   ("FTVIPT")                                              Metropolitan Series Fund ("MSF")*
Goldman Sachs Variable Insurance Trust ("Goldman           Pioneer Variable Contracts Trust ("Pioneer VCT")
   Sachs")                                                 The Merger Fund VL
Janus Aspen Series ("Janus Aspen")                         Vanguard Variable Insurance Fund ("Vanguard VIF")
Legg Mason Partners Variable Equity Trust
   ("LMPVET")

*See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Investment Options of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF INVESTMENT OPTIONS


Premium payments, less any applicable charges, applied to the Separate Account are invested in one or more Investment Options in accordance with the selection made by the policy owner. The following Investment Options had net assets as of December 31, 2013:

American Funds Global Growth Investment Option          FTVIPT Franklin Small-Mid Cap Growth Securities
American Funds Growth Investment Option                    Investment Option
American Funds Growth-Income Investment Option          FTVIPT Templeton Foreign Securities Investment Option
Fidelity VIP Contrafund Investment Option               FTVIPT Templeton Global Bond Securities Investment
Fidelity VIP Equity-Income Investment Option               Option
Fidelity VIP High Income Investment Option              Goldman Sachs Strategic Growth Investment Option
Fidelity VIP Mid Cap Investment Option                  Janus Aspen Enterprise Investment Option

         METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF INVESTMENT OPTIONS -- (CONCLUDED)


LMPVET ClearBridge Variable Aggressive Growth          MIST Pioneer Strategic Income Investment Option
   Investment Option                                   MIST T. Rowe Price Large Cap Value Investment
LMPVET ClearBridge Variable All Cap Value                Option
   Investment Option                                   MIST Third Avenue Small Cap Value Investment
LMPVET ClearBridge Variable Equity Income                Option
   Investment Option                                   MSF Barclays Aggregate Bond Index Investment
LMPVET ClearBridge Variable Large Cap Growth             Option
   Investment Option                                   MSF BlackRock Bond Income Investment Option
LMPVET ClearBridge Variable Large Cap Value            MSF BlackRock Capital Appreciation Investment
   Investment Option                                     Option
LMPVET Variable Lifestyle Allocation 50%               MSF BlackRock Diversified Investment Option
   Investment Option                                   MSF BlackRock Money Market Investment Option
LMPVET Variable Lifestyle Allocation 70%               MSF Davis Venture Value Investment Option
   Investment Option                                   MSF Frontier Mid Cap Growth Investment Option
LMPVET Variable Lifestyle Allocation 85%               MSF Jennison Growth Investment Option
   Investment Option                                   MSF MetLife Conservative Allocation Investment
LMPVIT Western Asset Variable High Income                Option
   Investment Option                                   MSF MetLife Conservative to Moderate Allocation
MIST BlackRock High Yield Investment Option              Investment Option
MIST Clarion Global Real Estate Investment Option      MSF MetLife Moderate Allocation Investment Option
MIST ClearBridge Aggressive Growth II Investment       MSF MetLife Moderate to Aggressive Allocation
   Option                                                Investment Option
MIST Harris Oakmark International Investment Option    MSF MetLife Stock Index Investment Option
MIST Invesco Comstock Investment Option                MSF MFS Total Return Investment Option
MIST Invesco Small Cap Growth Investment Option        MSF MFS Value Investment Option
MIST Loomis Sayles Global Markets Investment           MSF MSCI EAFE Index Investment Option
   Option                                              MSF Neuberger Berman Genesis Investment Option (b)
MIST Lord Abbett Bond Debenture Investment Option      MSF Russell 2000 Index Investment Option
MIST MetLife Aggressive Strategy Investment Option     MSF T. Rowe Price Large Cap Growth Investment
MIST MFS Emerging Markets Equity Investment              Option
   Option (a)                                          MSF T. Rowe Price Small Cap Growth Investment
MIST MFS Research International Investment Option        Option
MIST Morgan Stanley Mid Cap Growth Investment          MSF Western Asset Management U.S. Government
   Option                                                Investment Option
MIST Oppenheimer Global Equity Investment              Pioneer VCT Mid Cap Value Investment Option
   Option (a)                                          The Merger Fund VL Investment Option
MIST PIMCO Inflation Protected Bond Investment         Vanguard VIF Mid-Cap Index Investment Option
   Option                                              Vanguard VIF Total Stock Market Index Investment
MIST PIMCO Total Return Investment Option                Option
MIST Pioneer Fund Investment Option

(a) This Investment Option invests in two or more share classes within the underlying fund or portfolio of the Trusts.

(b) This Investment Option began operations during the year ended December 31, 2013.

         METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3. PORTFOLIO CHANGES


The following Investment Options ceased operations during the year ended December 31, 2013:

MIST MLA Mid Cap Investment Option                    MSF FI Value Leaders Investment Option
MIST RCM Technology Investment Option                 MSF Oppenheimer Global Equity Investment Option

The operations of the Investment Options were affected by the following changes that occurred during the year ended December 31, 2013:

NAME CHANGES:

Former Name                                               New Name

Legg Mason ClearBridge Variable Aggressive Growth         ClearBridge Variable Aggressive Growth Portfolio
   Portfolio
Legg Mason ClearBridge Variable Equity Income             ClearBridge Variable Equity Income Portfolio
   Builder Portfolio
Legg Mason ClearBridge Variable Fundamental All           ClearBridge Variable All Cap Value Portfolio
   Cap Value Portfolio
Legg Mason ClearBridge Variable Large Cap Growth          ClearBridge Variable Large Cap Growth Portfolio
   Portfolio
Legg Mason ClearBridge Variable Large Cap Value           ClearBridge Variable Large Cap Value Portfolio
   Portfolio
Legg Mason Western Asset Variable High Income             Western Asset Variable High Income Portfolio
   Portfolio
(MIST) Janus Forty Portfolio                              (MIST) ClearBridge Aggressive Growth Portfolio II
(MIST) Met/Templeton Growth Portfolio (a)                 (MIST) Oppenheimer Global Equity Portfolio (a)
(MIST) Van Kampen Comstock Portfolio                      (MIST) Invesco Comstock Portfolio
(MSF) Barclays Capital Aggregate Bond Index               (MSF) Barclays Aggregate Bond Index Portfolio
   Portfolio
(MSF) BlackRock Aggressive Growth Portfolio               (MSF) Frontier Mid Cap Growth Portfolio
(MSF) BlackRock Legacy Large Cap Growth Portfolio         (MSF) BlackRock Capital Appreciation Portfolio

MERGERS:

Former Portfolio                                        New Portfolio

(MIST) MLA Mid Cap Portfolio                            (MSF) Neuberger Berman Genesis Portfolio
(MIST) RCM Technology Portfolio                         (MSF) T. Rowe Price Large Cap Growth Portfolio
(MSF) FI Value Leaders Portfolio                        (MSF) MFS Value Portfolio
(MSF) Oppenheimer Global Equity Portfolio (a)           (MIST) Met/Templeton Growth Portfolio (a)

(a) At the close of business on April 26, 2013, the (MSF) Oppenheimer Global Equity Portfolio merged with and into the (MIST) Met/Templeton Growth Portfolio. Concurrently, Oppenheimer Funds, Inc. became the subadviser of the (MIST) Met/Templeton Growth Portfolio, the portfolio's investment objective and principal investment strategies changed, and the portfolio's name was changed to (MIST) Oppenheimer Global Equity Portfolio. Pursuant to these changes, (MSF) Oppenheimer Global Equity Portfolio was deemed to be the accounting and performance survivor of the merger for financial reporting purposes, and therefore, the results of MIST Oppenheimer Global Equity Investment Option presented in the financial statements reflect the historical results of MSF Oppenheimer Global Equity Investment Option prior to the merger, and the combined results thereafter.

         METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable life separate accounts registered as unit investment trusts.


SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.


SECURITY VALUATION
An Investment Option's investment in shares of a fund or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Investment Options.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Investment Option invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.


FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Policies. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Policies.

         METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


PREMIUM PAYMENTS
The Company deducts a sales charge for certain Policies and a state premium tax charge from premiums before amounts are allocated to the Separate Account. In the case of certain Policies, the Company also deducts a federal income tax charge before amounts are allocated to the Separate Account. This federal income tax charge is imposed in connection with certain Policies to recover a portion of the federal income tax adjustment attributable to policy acquisition expenses. Net premiums are reported as premium payments received from policy owners on the statements of changes in net assets of the applicable Investment Options and are credited as accumulation units.


NET TRANSFERS
Funds transferred by the policy owner into or out of Investment Options within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Investment Options.


USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values which are recorded as expenses in the accompanying statements of operations of the applicable Investment Options:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Policies will exceed the amounts realized from the administrative charges assessed against the Policies.

      Administrative Charge -- The Company has responsibility for the administration of the Policies and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each policy and the Separate Account.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2013:

     -------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                              0.20% - 0.90%
     -------------------------------------------------------------------------------------------------------------------------
      Administrative Charge                                                                                   0.00% - 0.40%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular policy. The range of effective rates disclosed above excludes waivers granted to certain Investment Options.

Policy charges are assessed on a monthly basis and generally include: cost of insurance ("COI") charges, administrative charges, a policy fee, and charges for benefits provided by rider, if any. The COI charge is the primary charge under the policy for the death benefit provided by the Company which may vary by policy based on underwriting criteria.

         METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


Depending on the policy, administrative charges are as follows: $0 to $20 for every $1,000 of the policy face amount for the first 3 to 6 policy years, plus $0.00 to $0.39 for every $1,000 of initial stated policy face amount per month for the first 3 to 6 policy years, or 0% to .40% annually and/or $5 per month if the initial premium is less than $25,000. In addition, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period that ranges from $1.63 to $42.20.

MetLife Advisers, LLC, which acts in the capacity of investment adviser to the portfolios of the MIST and MSF Trusts, is an affiliate of the Company.

         METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                           FOR THE YEAR ENDED
                                                                        AS OF DECEMBER 31, 2013             DECEMBER 31, 2013
                                                                   -------------------------------  -------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                       SHARES          COST ($)      PURCHASES ($)   FROM SALES ($)
                                                                   -------------     -------------  --------------   --------------
     American Funds Global Growth Investment Option..............        716,073        13,967,775      1,465,179         4,150,441
     American Funds Growth Investment Option.....................        643,615        32,466,788      2,087,690         6,791,707
     American Funds Growth-Income Investment Option..............        581,945        20,012,534      1,788,848         3,569,417
     Fidelity VIP Contrafund Investment Option...................        767,544        19,538,961      2,402,027         2,539,326
     Fidelity VIP Equity-Income Investment Option................        776,936        16,629,178      3,334,790         2,251,277
     Fidelity VIP High Income Investment Option..................        563,352         3,400,526        657,345           801,537
     Fidelity VIP Mid Cap Investment Option......................        353,040        10,392,864      2,213,378         1,430,242
     FTVIPT Franklin Small-Mid Cap Growth Securities
       Investment Option.........................................        280,035         5,376,145        885,847           887,112
     FTVIPT Templeton Foreign Securities Investment Option.......      1,365,976        19,481,211      1,685,540         2,134,929
     FTVIPT Templeton Global Bond Securities Investment Option...        133,394         2,350,804        623,712         5,494,406
     Goldman Sachs Strategic Growth Investment Option............        237,480         2,540,758        330,207           712,456
     Janus Aspen Enterprise Investment Option....................        121,908         3,540,407        742,855         1,128,991
     LMPVET ClearBridge Variable Aggressive Growth
       Investment Option.........................................        632,207         9,019,685      1,735,363         1,728,552
     LMPVET ClearBridge Variable All Cap Value
       Investment Option.........................................      1,123,350        22,054,410      2,737,858         3,071,605
     LMPVET ClearBridge Variable Equity Income
       Investment Option.........................................        147,132         1,631,326        223,019           431,809
     LMPVET ClearBridge Variable Large Cap Growth
       Investment Option.........................................        470,628         7,327,276      2,107,140         3,192,248
     LMPVET ClearBridge Variable Large Cap Value
       Investment Option.........................................        524,433         8,576,563        966,950         2,102,256
     LMPVET Variable Lifestyle Allocation 50% Investment Option..            288             3,232            143           105,222
     LMPVET Variable Lifestyle Allocation 70% Investment Option..          7,394            74,290          1,714            28,348
     LMPVET Variable Lifestyle Allocation 85% Investment Option..         15,990           192,091          4,036             9,499
     LMPVIT Western Asset Variable High Income
       Investment Option.........................................      1,524,384         9,475,285      1,450,612         1,351,292
     MIST BlackRock High Yield Investment Option.................         13,978           112,543         14,817            15,443
     MIST Clarion Global Real Estate Investment Option...........        527,628         6,136,334      1,497,799         1,182,382
     MIST ClearBridge Aggressive Growth II Investment Option.....        314,324        22,802,539        900,452         2,978,073
     MIST Harris Oakmark International Investment Option.........            823            12,905            389             1,171
     MIST Invesco Comstock Investment Option.....................        325,800         2,545,342        473,732           470,289
     MIST Invesco Small Cap Growth Investment Option.............        134,634         1,907,267        573,259           430,147
     MIST Loomis Sayles Global Markets Investment Option.........        402,356         4,493,174        335,048           822,057
     MIST Lord Abbett Bond Debenture Investment Option...........        541,079         6,659,950      1,149,380         1,280,367
     MIST MetLife Aggressive Strategy Investment Option..........        226,324         2,281,776        199,505           273,366
     MIST MFS Emerging Markets Equity Investment Option..........        841,902         8,801,220      1,950,897         1,628,481
     MIST MFS Research International Investment Option...........        732,861         7,886,785      1,738,656         1,281,164
     MIST Morgan Stanley Mid Cap Growth Investment Option........         17,623           192,911         36,702            47,138
     MIST Oppenheimer Global Equity Investment Option............      1,095,774        17,131,111      1,128,767         2,358,312
     MIST PIMCO Inflation Protected Bond Investment Option.......        450,012         4,973,554      1,975,993         2,276,488
     MIST PIMCO Total Return Investment Option...................      3,102,981        34,693,471      6,112,308         5,063,771
     MIST Pioneer Fund Investment Option.........................        100,907         1,294,265        243,043           423,238
     MIST Pioneer Strategic Income Investment Option.............      1,274,815        13,052,326      2,664,528         3,189,947
     MIST T. Rowe Price Large Cap Value Investment Option........        152,517         3,659,150        600,620           338,966
     MIST Third Avenue Small Cap Value Investment Option.........        639,106         9,979,323      1,562,650           911,674
     MSF Barclays Aggregate Bond Index Investment Option.........          2,300            25,236          2,665            10,226
     MSF BlackRock Bond Income Investment Option.................          5,639           569,199        104,162            92,863
     MSF BlackRock Capital Appreciation Investment Option........        778,563        15,104,194      1,282,167         2,707,123
     MSF BlackRock Diversified Investment Option.................        571,833         8,547,192      1,033,053         1,286,749
     MSF BlackRock Money Market Investment Option................        256,200        25,619,990     13,051,183        17,446,839

(a) For the period April 29, 2013 to December 31, 2013.

         METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2013               DECEMBER 31, 2013
                                                                  ------------------------------    --------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                     SHARES           COST ($)       PURCHASES ($)    FROM SALES ($)
                                                                  -------------    -------------    --------------    --------------
     MSF Davis Venture Value Investment Option..................        113,916        3,706,923           829,019           442,340
     MSF Frontier Mid Cap Growth Investment Option..............         91,740        2,292,997           268,991           376,224
     MSF Jennison Growth Investment Option......................      1,378,742       16,603,871           830,206         1,789,455
     MSF MetLife Conservative Allocation Investment Option......         93,427        1,080,184         1,483,345         2,009,247
     MSF MetLife Conservative to Moderate Allocation
       Investment Option........................................        135,916        1,496,549           305,495           259,254
     MSF MetLife Moderate Allocation Investment Option..........        524,042        5,763,989           969,637           620,040
     MSF MetLife Moderate to Aggressive Allocation
       Investment Option........................................        458,193        4,921,043           774,942           460,653
     MSF MetLife Stock Index Investment Option..................      1,207,268       33,174,695         3,023,080         5,227,072
     MSF MFS Total Return Investment Option.....................        192,896       26,775,410         2,013,389         2,902,154
     MSF MFS Value Investment Option............................      1,208,892       17,022,051        11,543,528         3,196,032
     MSF MSCI EAFE Index Investment Option......................        203,365        2,648,431         2,545,544           110,014
     MSF Neuberger Berman Genesis Investment Option (a).........            306            4,368             4,612               282
     MSF Russell 2000 Index Investment Option...................        780,006       10,823,672         1,536,497         4,587,117
     MSF T. Rowe Price Large Cap Growth Investment Option.......        306,747        5,302,737         3,938,478           901,241
     MSF T. Rowe Price Small Cap Growth Investment Option.......        494,746        7,133,228         1,425,250         1,205,982
     MSF Western Asset Management U.S. Government
       Investment Option........................................      1,108,374       13,195,770         1,144,679         1,605,991
     Pioneer VCT Mid Cap Value Investment Option................        229,133        4,239,144           265,280           940,689
     The Merger Fund VL Investment Option.......................        321,144        3,487,477           210,785           195,348
     Vanguard VIF Mid-Cap Index Investment Option...............        257,582        3,961,756         1,383,437           804,705
     Vanguard VIF Total Stock Market Index Investment Option....        308,589        7,895,901         2,686,073         1,448,527

(a) For the period April 29, 2013 to December 31, 2013.

This page is intentionally left blank.

         METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                         AMERICAN FUNDS                                                AMERICAN FUNDS
                                          GLOBAL GROWTH              AMERICAN FUNDS GROWTH              GROWTH-INCOME
                                        INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
                                  -----------------------------  -----------------------------  -----------------------------
                                       2013           2012            2013           2012            2013           2012
                                  -------------  --------------  -------------  --------------  -------------  --------------

Units beginning of year.........     10,880,623      11,567,027     31,456,132      34,427,060     17,042,596      17,767,830
Units issued and transferred
   from other funding options...      1,332,950       1,056,218      2,370,117       2,486,196      2,172,700       2,247,476
Units redeemed and transferred
   to other funding options.....    (2,604,516)     (1,742,622)    (5,405,077)     (5,457,124)    (3,224,388)     (2,972,710)
                                  -------------  --------------  -------------  --------------  -------------  --------------
Units end of year...............      9,609,057      10,880,623     28,421,172      31,456,132     15,990,908      17,042,596
                                  =============  ==============  =============  ==============  =============  ==============



                                     FIDELITY VIP CONTRAFUND      FIDELITY VIP EQUITY-INCOME      FIDELITY VIP HIGH INCOME
                                        INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
                                  -----------------------------  -----------------------------  -----------------------------
                                       2013           2012            2013           2012            2013           2012
                                  -------------  --------------  -------------  --------------  -------------  --------------

Units beginning of year.........     11,432,131      12,375,671      6,723,711       6,367,724      1,718,343       1,878,102
Units issued and transferred
   from other funding options...      1,471,027         987,689      2,739,878       1,968,342        657,905         644,106
Units redeemed and transferred
   to other funding options.....    (1,539,293)     (1,931,229)    (1,592,438)     (1,612,355)      (681,935)       (803,865)
                                  -------------  --------------  -------------  --------------  -------------  --------------
Units end of year...............     11,363,865      11,432,131      7,871,151       6,723,711      1,694,313       1,718,343
                                  =============  ==============  =============  ==============  =============  ==============

                                                                    FTVIPT FRANKLIN SMALL-MID       FTVIPT TEMPLETON FOREIGN
                                       FIDELITY VIP MID CAP           CAP GROWTH SECURITIES                SECURITIES
                                         INVESTMENT OPTION              INVESTMENT OPTION               INVESTMENT OPTION
                                  -----------------------------  ------------------------------  ------------------------------
                                       2013           2012            2013            2012            2013            2012
                                  --------------  -------------  --------------  --------------  --------------  --------------

Units beginning of year.........       4,182,498      4,355,418       4,485,948       4,762,053      10,024,867      10,060,262
Units issued and transferred
   from other funding options...         490,911        469,540         384,744         292,214         944,552       1,145,452
Units redeemed and transferred
   to other funding options.....       (676,982)      (642,460)       (631,349)       (568,319)     (1,270,044)     (1,180,847)
                                  --------------  -------------  --------------  --------------  --------------  --------------
Units end of year...............       3,996,427      4,182,498       4,239,343       4,485,948       9,699,375      10,024,867
                                  ==============  =============  ==============  ==============  ==============  ==============


                                      FTVIPT TEMPLETON GLOBAL             GOLDMAN SACHS                    JANUS ASPEN
                                          BOND SECURITIES               STRATEGIC GROWTH                   ENTERPRISE
                                         INVESTMENT OPTION              INVESTMENT OPTION               INVESTMENT OPTION
                                  ------------------------------  -----------------------------  -----------------------------
                                       2013            2012            2013           2012            2013           2012
                                  --------------  --------------  -------------  --------------  --------------  -------------

Units beginning of year.........       2,139,161       2,144,249      2,599,093       2,692,452       7,176,822      7,860,479
Units issued and transferred
   from other funding options...       4,174,677         206,796        165,029         153,861       1,137,187        862,345
Units redeemed and transferred
   to other funding options.....     (5,020,380)       (211,884)      (481,965)       (247,220)     (1,559,434)    (1,546,002)
                                  --------------  --------------  -------------  --------------  --------------  -------------
Units end of year...............       1,293,458       2,139,161      2,282,157       2,599,093       6,754,575      7,176,822
                                  ==============  ==============  =============  ==============  ==============  =============

                                             LMPVET                         LMPVET                        LMPVET
                                      CLEARBRIDGE VARIABLE           CLEARBRIDGE VARIABLE          CLEARBRIDGE VARIABLE
                                        AGGRESSIVE GROWTH                ALL CAP VALUE                 EQUITY INCOME
                                        INVESTMENT OPTION              INVESTMENT OPTION             INVESTMENT OPTION
                                  ----------------------------  -----------------------------  ----------------------------
                                       2013           2012           2013           2012           2013           2012
                                  -------------  -------------  -------------  --------------  -------------  -------------

Units beginning of year.........      9,392,197     10,430,323     11,819,498      13,878,537      1,507,481      1,711,186
Units issued and transferred
   from other funding options...        863,104        666,603      1,554,004       2,241,012        280,783        332,216
Units redeemed and transferred
   to other funding options.....    (1,343,096)    (1,704,729)    (2,364,506)     (4,300,051)      (424,336)      (535,921)
                                  -------------  -------------  -------------  --------------  -------------  -------------
Units end of year...............      8,912,205      9,392,197     11,008,996      11,819,498      1,363,928      1,507,481
                                  =============  =============  =============  ==============  =============  =============


                                             LMPVET                        LMPVET
                                      CLEARBRIDGE VARIABLE          CLEARBRIDGE VARIABLE        LMPVET VARIABLE LIFESTYLE
                                        LARGE CAP GROWTH               LARGE CAP VALUE               ALLOCATION 50%
                                        INVESTMENT OPTION             INVESTMENT OPTION             INVESTMENT OPTION
                                  ----------------------------  ----------------------------  -----------------------------
                                      2013           2012            2013           2012           2013           2012
                                  -------------  -------------  -------------  -------------  -------------  --------------

Units beginning of year.........      8,964,014      9,777,226      5,507,525      6,178,275         58,551         138,157
Units issued and transferred
   from other funding options...      1,251,742      1,628,686        927,494      1,332,978         29,035         186,278
Units redeemed and transferred
   to other funding options.....    (3,049,936)    (2,441,898)    (1,831,425)    (2,003,728)       (85,515)       (265,884)
                                  -------------  -------------  -------------  -------------  -------------  --------------
Units end of year...............      7,165,820      8,964,014      4,603,594      5,507,525          2,071          58,551
                                  =============  =============  =============  =============  =============  ==============

                                     LMPVET VARIABLE LIFESTYLE      LMPVET VARIABLE LIFESTYLE         LMPVIT WESTERN ASSET
                                          ALLOCATION 70%                 ALLOCATION 85%               VARIABLE HIGH INCOME
                                         INVESTMENT OPTION              INVESTMENT OPTION               INVESTMENT OPTION
                                  -----------------------------  ------------------------------  -----------------------------
                                       2013           2012            2013            2012            2013           2012
                                  -------------  --------------  --------------  --------------  --------------  -------------

Units beginning of year.........         73,124         107,074         199,851         225,596       4,406,661      4,672,683
Units issued and transferred
   from other funding options...         40,777         151,585          62,100         120,700       1,239,969      1,260,445
Units redeemed and transferred
   to other funding options.....       (57,879)       (185,535)        (68,730)       (146,445)     (1,443,066)    (1,526,467)
                                  -------------  --------------  --------------  --------------  --------------  -------------
Units end of year...............         56,022          73,124         193,221         199,851       4,203,564      4,406,661
                                  =============  ==============  ==============  ==============  ==============  =============


                                                                          MIST CLARION                 MIST CLEARBRIDGE
                                    MIST BLACKROCK HIGH YIELD          GLOBAL REAL ESTATE            AGGRESSIVE GROWTH II
                                        INVESTMENT OPTION               INVESTMENT OPTION              INVESTMENT OPTION
                                  -----------------------------  -----------------------------  -----------------------------
                                       2013           2012            2013           2012            2013           2012
                                  -------------  --------------  -------------  --------------  --------------  -------------

Units beginning of year.........         21,870          23,144      3,530,488       3,421,684      13,920,004     12,850,276
Units issued and transferred
   from other funding options...          2,705           7,946        760,243         542,028       3,371,913      4,475,086
Units redeemed and transferred
   to other funding options.....        (7,179)         (9,220)      (785,105)       (433,224)     (2,656,291)    (3,405,358)
                                  -------------  --------------  -------------  --------------  --------------  -------------
Units end of year...............         17,396          21,870      3,505,626       3,530,488      14,635,626     13,920,004
                                  =============  ==============  =============  ==============  ==============  =============


(a) For the period April 29, 2013 to December 31, 2013.

         METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                        MIST HARRIS OAKMARK                                             MIST INVESCO
                                           INTERNATIONAL             MIST INVESCO COMSTOCK            SMALL CAP GROWTH
                                         INVESTMENT OPTION             INVESTMENT OPTION              INVESTMENT OPTION
                                  -----------------------------  -----------------------------  ----------------------------
                                       2013           2012            2013           2012           2013            2012
                                  --------------  -------------  -------------  --------------  -------------  -------------

Units beginning of year.........           9,214          9,671      2,065,441       2,154,381      1,181,658      1,296,274
Units issued and transferred
   from other funding options...           8,798          9,654        344,268         239,833        325,618        377,523
Units redeemed and transferred
   to other funding options.....         (9,584)       (10,111)      (339,666)       (328,773)      (317,012)      (492,139)
                                  --------------  -------------  -------------  --------------  -------------  -------------
Units end of year...............           8,428          9,214      2,070,043       2,065,441      1,190,264      1,181,658
                                  ==============  =============  =============  ==============  =============  =============


                                       MIST LOOMIS SAYLES            MIST LORD ABBETT BOND              MIST METLIFE
                                         GLOBAL MARKETS                    DEBENTURE                 AGGRESSIVE STRATEGY
                                        INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
                                  -----------------------------  ----------------------------  -----------------------------
                                       2013           2012           2013            2012           2013           2012
                                  -------------  --------------  -------------  -------------  --------------  -------------

Units beginning of year.........      2,012,535       1,848,696      3,793,142      3,092,259       1,994,436      2,142,255
Units issued and transferred
   from other funding options...      1,074,016         950,642        503,468      1,362,894         438,850        468,310
Units redeemed and transferred
   to other funding options.....      (605,939)       (786,803)      (757,866)      (662,011)       (473,340)      (616,129)
                                  -------------  --------------  -------------  -------------  --------------  -------------
Units end of year...............      2,480,612       2,012,535      3,538,744      3,793,142       1,959,946      1,994,436
                                  =============  ==============  =============  =============  ==============  =============

                                        MIST MFS EMERGING             MIST MFS RESEARCH             MIST MORGAN STANLEY
                                         MARKETS EQUITY                 INTERNATIONAL                 MID CAP GROWTH
                                        INVESTMENT OPTION             INVESTMENT OPTION              INVESTMENT OPTION
                                  ----------------------------  ----------------------------  ------------------------------
                                      2013           2012           2013           2012            2013            2012
                                  -------------  -------------  -------------  -------------  --------------  --------------

Units beginning of year.........      4,748,057      5,138,778      5,039,800      5,660,829         190,502         236,394
Units issued and transferred
   from other funding options...      1,165,517        697,544      1,597,985      1,697,856          28,544          31,975
Units redeemed and transferred
   to other funding options.....    (1,001,707)    (1,088,265)    (1,401,884)    (2,318,885)        (35,403)        (77,867)
                                  -------------  -------------  -------------  -------------  --------------  --------------
Units end of year...............      4,911,867      4,748,057      5,235,901      5,039,800         183,643         190,502
                                  =============  =============  =============  =============  ==============  ==============


                                        MIST OPPENHEIMER            MIST PIMCO INFLATION
                                          GLOBAL EQUITY                PROTECTED BOND            MIST PIMCO TOTAL RETURN
                                        INVESTMENT OPTION             INVESTMENT OPTION             INVESTMENT OPTION
                                  ----------------------------  ----------------------------  ----------------------------
                                       2013           2012           2013           2012           2013           2012
                                  -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year.........      8,287,651      7,898,308      3,806,897      3,748,262     19,506,691     20,031,316
Units issued and transferred
   from other funding options...      1,506,792      2,463,052      1,322,209      1,334,615      2,922,777      2,583,587
Units redeemed and transferred
   to other funding options.....    (1,460,167)    (2,073,709)    (1,824,980)    (1,275,980)    (3,356,593)    (3,108,212)
                                  -------------  -------------  -------------  -------------  -------------  -------------
Units end of year...............      8,334,276      8,287,651      3,304,126      3,806,897     19,072,875     19,506,691
                                  =============  =============  =============  =============  =============  =============

                                                                    MIST PIONEER STRATEGIC           MIST T. ROWE PRICE
                                         MIST PIONEER FUND                  INCOME                     LARGE CAP VALUE
                                         INVESTMENT OPTION             INVESTMENT OPTION              INVESTMENT OPTION
                                  -----------------------------  -----------------------------  ----------------------------
                                       2013           2012            2013           2012           2013            2012
                                  --------------  -------------  -------------  --------------  -------------  -------------

Units beginning of year.........         993,623      1,095,973      6,586,607       6,104,981      2,135,587      2,201,547
Units issued and transferred
   from other funding options...         433,484        752,111      1,381,855       1,900,293        561,394        204,452
Units redeemed and transferred
   to other funding options.....       (498,722)      (854,461)    (1,865,652)     (1,418,667)      (369,256)      (270,412)
                                  --------------  -------------  -------------  --------------  -------------  -------------
Units end of year...............         928,385        993,623      6,102,810       6,586,607      2,327,725      2,135,587
                                  ==============  =============  =============  ==============  =============  =============


                                        MIST THIRD AVENUE                MSF BARCLAYS                   MSF BLACKROCK
                                         SMALL CAP VALUE             AGGREGATE BOND INDEX                BOND INCOME
                                        INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
                                  -----------------------------  ----------------------------  -----------------------------
                                       2013           2012           2013            2012           2013           2012
                                  -------------  --------------  -------------  -------------  --------------  -------------

Units beginning of year.........      5,311,322       5,443,054         12,203         11,835         344,094        397,005
Units issued and transferred
   from other funding options...        882,647         477,669            646          1,468         276,364        445,782
Units redeemed and transferred
   to other funding options.....      (583,375)       (609,401)        (3,761)        (1,100)       (291,375)      (498,693)
                                  -------------  --------------  -------------  -------------  --------------  -------------
Units end of year...............      5,610,594       5,311,322          9,088         12,203         329,083        344,094
                                  =============  ==============  =============  =============  ==============  =============

                                           MSF BLACKROCK                                                MSF BLACKROCK
                                       CAPITAL APPRECIATION        MSF BLACKROCK DIVERSIFIED            MONEY MARKET
                                         INVESTMENT OPTION             INVESTMENT OPTION              INVESTMENT OPTION
                                  -----------------------------  ----------------------------  -----------------------------
                                       2013           2012            2013           2012           2013           2012
                                  --------------  -------------  -------------  -------------  --------------  -------------

Units beginning of year.........      20,250,509     22,386,599      6,313,613      6,697,068      21,498,770     24,848,567
Units issued and transferred
   from other funding options...       4,865,815      5,948,335      1,164,561      1,189,222      11,804,058      9,001,472
Units redeemed and transferred
   to other funding options.....     (5,385,404)    (8,084,425)    (1,226,992)    (1,572,677)    (14,309,864)   (12,351,269)
                                  --------------  -------------  -------------  -------------  --------------  -------------
Units end of year...............      19,730,920     20,250,509      6,251,182      6,313,613      18,992,964     21,498,770
                                  ==============  =============  =============  =============  ==============  =============



                                     MSF DAVIS VENTURE VALUE      MSF FRONTIER MID CAP GROWTH        MSF JENNISON GROWTH
                                        INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
                                  ----------------------------  ------------------------------  ----------------------------
                                      2013            2012           2013            2012           2013            2012
                                  -------------  -------------  --------------  --------------  -------------  -------------

Units beginning of year.........      2,517,009      2,449,864       3,428,027       3,674,115     10,299,051      1,829,162
Units issued and transferred
   from other funding options...        583,035        388,629       1,074,939         708,899      2,081,390     17,846,214
Units redeemed and transferred
   to other funding options.....      (387,352)      (321,484)     (1,300,412)       (954,987)    (1,967,193)    (9,376,325)
                                  -------------  -------------  --------------  --------------  -------------  -------------
Units end of year...............      2,712,692      2,517,009       3,202,554       3,428,027     10,413,248     10,299,051
                                  =============  =============  ==============  ==============  =============  =============


(a) For the period April 29, 2013 to December 31, 2013.

         METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                            MSF METLIFE            MSF METLIFE CONSERVATIVE TO            MSF METLIFE
                                      CONSERVATIVE ALLOCATION          MODERATE ALLOCATION            MODERATE ALLOCATION
                                         INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
                                  -----------------------------  ------------------------------  -----------------------------
                                       2013            2012           2013            2012            2013           2012
                                  --------------  -------------  --------------  --------------  -------------  --------------

Units beginning of year.........       1,193,469      1,063,812       1,164,628       1,165,614      4,930,887       5,276,786
Units issued and transferred
   from other funding options...       1,138,708        685,103         396,179         428,421        948,257         681,782
Units redeemed and transferred
   to other funding options.....     (1,555,915)      (555,446)       (393,221)       (429,407)      (776,671)     (1,027,681)
                                  --------------  -------------  --------------  --------------  -------------  --------------
Units end of year...............         776,262      1,193,469       1,167,586       1,164,628      5,102,473       4,930,887
                                  ==============  =============  ==============  ==============  =============  ==============


                                     MSF METLIFE MODERATE TO
                                      AGGRESSIVE ALLOCATION          MSF METLIFE STOCK INDEX         MSF MFS TOTAL RETURN
                                        INVESTMENT OPTION               INVESTMENT OPTION              INVESTMENT OPTION
                                  -----------------------------  -----------------------------  ------------------------------
                                       2013           2012            2013            2012           2013            2012
                                  -------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year.........      4,039,757       4,834,050      22,061,175     28,215,335      14,355,332      15,254,513
Units issued and transferred
   from other funding options...        809,823         776,736       3,651,917      3,419,281       2,971,806       3,601,153
Units redeemed and transferred
   to other funding options.....      (616,358)     (1,571,029)     (4,571,168)    (9,573,441)     (3,191,758)     (4,500,334)
                                  -------------  --------------  --------------  -------------  --------------  --------------
Units end of year...............      4,233,222       4,039,757      21,141,924     22,061,175      14,135,380      14,355,332
                                  =============  ==============  ==============  =============  ==============  ==============

                                                                                                 MSF NEUBERGER
                                          MSF MFS VALUE              MSF MSCI EAFE INDEX        BERMAN GENESIS
                                        INVESTMENT OPTION             INVESTMENT OPTION        INVESTMENT OPTION
                                  ----------------------------  ----------------------------  ------------------
                                      2013            2012           2013           2012           2013 (a)
                                  -------------  -------------  -------------  -------------  ------------------

Units beginning of year.........      6,322,069      4,947,196        251,599        233,703                 --
Units issued and transferred
   from other funding options...      7,317,567      2,227,494      2,369,726         72,819              3,554
Units redeemed and transferred
   to other funding options.....    (2,288,725)      (852,621)      (131,690)       (54,923)            (1,879)
                                  -------------  -------------  -------------  -------------  ------------------
Units end of year...............     11,350,911      6,322,069      2,489,635        251,599              1,675
                                  =============  =============  =============  =============  ==================


                                                                       MSF T. ROWE PRICE             MSF T. ROWE PRICE
                                      MSF RUSSELL 2000 INDEX           LARGE CAP GROWTH              SMALL CAP GROWTH
                                         INVESTMENT OPTION             INVESTMENT OPTION             INVESTMENT OPTION
                                  -----------------------------  ----------------------------  ----------------------------
                                       2013           2012           2013           2012            2013           2012
                                  --------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year.........       7,707,293      9,043,334      2,211,538      2,046,272      5,646,800      6,255,298
Units issued and transferred
   from other funding options...       1,078,679        969,922      3,996,267        487,482        720,005        432,574
Units redeemed and transferred
   to other funding options.....     (2,454,575)    (2,305,963)    (1,105,775)      (322,216)      (833,438)    (1,041,072)
                                  --------------  -------------  -------------  -------------  -------------  -------------
Units end of year...............       6,331,397      7,707,293      5,102,030      2,211,538      5,533,367      5,646,800
                                  ==============  =============  =============  =============  =============  =============

                                            MSF WESTERN
                                         ASSET MANAGEMENT
                                          U.S. GOVERNMENT          PIONEER VCT MID CAP VALUE        THE MERGER FUND VL
                                         INVESTMENT OPTION             INVESTMENT OPTION             INVESTMENT OPTION
                                  -----------------------------  ----------------------------  -----------------------------
                                       2013           2012           2013            2012           2013           2012
                                  -------------  --------------  -------------  -------------  -------------  --------------

Units beginning of year.........      7,034,590       7,303,828      2,931,149      3,016,387      2,195,691       2,275,941
Units issued and transferred
   from other funding options...      1,193,586         979,159        232,406        434,193        146,930         206,512
Units redeemed and transferred
   to other funding options.....    (1,302,397)     (1,248,397)      (625,357)      (519,431)      (124,558)       (286,762)
                                  -------------  --------------  -------------  -------------  -------------  --------------
Units end of year...............      6,925,779       7,034,590      2,538,198      2,931,149      2,218,063       2,195,691
                                  =============  ==============  =============  =============  =============  ==============



                                           VANGUARD VIF            VANGUARD VIF TOTAL STOCK
                                           MID-CAP INDEX                 MARKET INDEX
                                         INVESTMENT OPTION             INVESTMENT OPTION
                                  -----------------------------  ----------------------------
                                       2013           2012           2013            2012
                                  --------------  -------------  -------------  -------------

Units beginning of year.........       2,371,922      2,410,883      4,779,951      3,426,066
Units issued and transferred
   from other funding options...         956,210        638,798      1,840,044      2,259,504
Units redeemed and transferred
   to other funding options.....       (703,805)      (677,759)    (1,174,430)      (905,619)
                                  --------------  -------------  -------------  -------------
Units end of year...............       2,624,327      2,371,922      5,445,565      4,779,951
                                  ==============  =============  =============  =============


(a) For the period April 29, 2013 to December 31, 2013.

         METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable life products which have unique combinations of features and fees, some of which directly affect the unit values of the Investment Options. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Policies, net investment income ratios, and expense ratios, excluding expenses for the underlying fund or portfolio, for the respective stated periods in the five years ended December 31, 2013:

                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                          UNITS       HIGHEST ($)      ASSETS ($)
                                      ------------  ---------------  --------------
  American Funds Global         2013     9,609,057      1.57 - 2.40      21,424,871
     Growth Investment Option   2012    10,880,623      1.22 - 1.87      19,188,978
                                2011    11,567,027      1.00 - 1.54      16,868,953
                                2010    12,369,338      1.10 - 1.70      20,023,794
                                2009    12,325,319      0.99 - 1.53      18,245,436

  American Funds Growth         2013    28,421,172      1.50 - 1.83      50,163,361
     Investment Option          2012    31,456,132      1.16 - 1.42      43,099,574
                                2011    34,427,060      0.99 - 1.21      40,430,190
                                2010    38,283,496      1.03 - 1.27      47,458,893
                                2009    40,381,232      0.88 - 1.08      42,661,117

  American Funds Growth-Income  2013    15,990,908      1.58 - 1.94      29,329,991
     Investment Option          2012    17,042,596      1.19 - 1.46      23,760,964
                                2011    17,767,830      1.02 - 1.25      21,329,467
                                2010    17,917,304      1.04 - 1.28      22,148,578
                                2009    18,712,342      0.94 - 1.16      21,068,006

  Fidelity VIP Contrafund       2013    11,363,865      1.56 - 2.46      26,280,647
     Investment Option          2012    11,432,131      1.19 - 1.89      20,338,346
                                2011    12,375,671      1.03 - 1.64      19,162,361
                                2010    13,411,697      1.06 - 1.69      21,752,921
                                2009    13,735,333      0.91 - 1.45      19,264,743

  Fidelity VIP Equity-Income    2013     7,871,151      1.54 - 4.48      18,094,786
     Investment Option          2012     6,723,711      1.21 - 3.52      14,587,040
                                2011     6,367,724      1.04 - 3.02      13,549,313
                                2010     6,016,042      1.03 - 3.01      14,740,634
                                2009     6,300,007      1.12 - 2.63      14,023,937

  Fidelity VIP High Income      2013     1,694,313      1.52 - 2.56       3,267,377
     Investment Option          2012     1,718,343      1.44 - 2.43       3,406,818
                                2011     1,878,102      1.27 - 2.14       3,357,851
                                2010     2,046,523      1.23 - 2.07       3,815,201
                                2009     2,007,536      1.21 - 1.83       3,344,308

  Fidelity VIP Mid Cap          2013     3,996,427      1.63 - 3.82      12,568,157
     Investment Option          2012     4,182,498      1.20 - 2.83       9,878,021
                                2011     4,355,418      1.06 - 2.49       9,186,006
                                2010     4,519,021      1.19 - 2.81      11,004,319
                                2009     4,352,453      0.93 - 2.20       8,710,866

  FTVIPT Franklin Small-Mid     2013     4,239,343      1.73 - 1.85       7,605,671
     Cap Growth Securities      2012     4,485,948      1.26 - 1.35       5,871,751
     Investment Option          2011     4,762,053      1.14 - 1.23       5,671,126
                                2010     5,689,784      1.20 - 1.30       7,182,631
                                2009     6,356,861      0.95 - 1.02       6,344,238

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  American Funds Global         2013      1.22         0.40 - 0.90         28.02 - 28.66
     Growth Investment Option   2012      0.90         0.40 - 0.90         21.46 - 22.07
                                2011      1.28         0.40 - 0.90       (9.67) - (9.26)
                                2010      1.50         0.40 - 0.90         10.71 - 11.31
                                2009      1.48         0.40 - 0.90         41.01 - 41.83

  American Funds Growth         2013      0.92         0.40 - 0.90         28.94 - 29.58
     Investment Option          2012      0.78         0.40 - 0.90         16.83 - 17.42
                                2011      0.60         0.40 - 0.90       (5.19) - (4.64)
                                2010      0.72         0.40 - 0.90         17.67 - 18.17
                                2009      0.66         0.40 - 0.90         38.15 - 38.89

  American Funds Growth-Income  2013      1.35         0.40 - 0.90         32.30 - 32.97
     Investment Option          2012      1.63         0.40 - 0.90         16.42 - 17.01
                                2011      1.58         0.40 - 0.90       (2.76) - (2.21)
                                2010      1.48         0.40 - 0.90         10.44 - 10.98
                                2009      1.56         0.40 - 0.90         29.95 - 30.82

  Fidelity VIP Contrafund       2013      1.01         0.40 - 0.90         29.97 - 30.62
     Investment Option          2012      1.24         0.40 - 0.90         15.26 - 15.84
                                2011      0.91         0.40 - 0.90       (3.55) - (3.02)
                                2010      1.12         0.40 - 0.90         16.04 - 16.59
                                2009      1.33         0.40 - 0.90         34.45 - 35.22

  Fidelity VIP Equity-Income    2013      2.62         0.25 - 0.90         27.00 - 27.83
     Investment Option          2012      3.12         0.45 - 0.90         16.25 - 16.78
                                2011      2.46         0.45 - 0.90           0.07 - 0.48
                                2010      1.82         0.45 - 0.90         14.12 - 14.67
                                2009      2.28         0.60 - 0.90         29.06 - 29.42

  Fidelity VIP High Income      2013      5.53         0.25 - 0.90           5.00 - 5.68
     Investment Option          2012      5.67         0.45 - 0.90         13.20 - 13.71
                                2011      6.52         0.45 - 0.90           3.09 - 3.59
                                2010      8.09         0.45 - 0.90         12.81 - 13.31
                                2009      8.03         0.60 - 0.90         42.66 - 43.18

  Fidelity VIP Mid Cap          2013      0.28         0.40 - 0.90         34.65 - 35.33
     Investment Option          2012      0.39         0.40 - 0.90         13.53 - 14.10
                                2011      0.02         0.40 - 0.90     (11.66) - (11.20)
                                2010      0.12         0.40 - 0.90         27.44 - 28.02
                                2009      0.47         0.40 - 0.90         38.44 - 39.13

  FTVIPT Franklin Small-Mid     2013        --         0.40 - 0.90         36.92 - 37.60
     Cap Growth Securities      2012        --         0.40 - 0.90          9.85 - 10.41
     Investment Option          2011        --         0.40 - 0.90       (5.66) - (5.25)
                                2010        --         0.40 - 0.90         26.41 - 27.09
                                2009        --         0.40 - 0.90         42.32 - 42.97

         METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                         ---------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO          NET
                                             UNITS        HIGHEST ($)     ASSETS ($)
                                         ------------  ----------------  -------------
  FTVIPT Templeton Foreign         2013     9,699,375       1.30 - 2.66     23,549,399
     Securities Investment Option  2012    10,024,867       1.06 - 2.18     20,051,495
                                   2011    10,060,262       0.90 - 1.85     17,309,958
                                   2010    10,526,644       1.02 - 2.09     20,645,222
                                   2009    10,812,819       0.94 - 1.94     19,838,427

  FTVIPT Templeton Global          2013     1,293,458       1.62 - 4.20      2,554,406
     Bond Securities Investment    2012     2,139,161       1.60 - 4.14      7,845,150
     Option                        2011     2,144,249       1.39 - 3.61      7,167,642
                                   2010     1,909,984       1.41 - 3.66      6,622,644
                                   2009     1,981,051       3.07 - 3.21      6,100,419

  Goldman Sachs Strategic          2013     2,282,157       1.59 - 1.89      4,189,097
     Growth Investment Option      2012     2,599,093       1.21 - 1.44      3,648,126
                                   2011     2,692,452       1.01 - 1.21      3,184,130
                                   2010     2,894,423       1.04 - 1.25      3,550,382
                                   2009     2,733,482       0.95 - 1.14      3,060,967

  Janus Aspen Enterprise           2013     6,754,575       1.00 - 1.68      6,924,306
     Investment Option             2012     7,176,822       0.76 - 1.27      5,613,011
                                   2011     7,860,479       0.66 - 1.09      5,256,105
                                   2010     8,840,778       0.68 - 1.11      6,048,557
                                   2009     9,862,812       0.54 - 0.89      5,411,825

  LMPVET ClearBridge Variable      2013     8,912,205       1.82 - 2.04     16,860,912
     Aggressive Growth Investment  2012     9,392,197       1.24 - 1.38     12,128,596
     Option                        2011    10,430,323       1.06 - 1.17     11,450,045
                                   2010    10,934,005       1.04 - 1.15     11,804,714
                                   2009    12,000,374       0.84 - 0.92     10,432,460

  LMPVET ClearBridge Variable      2013    11,008,996       1.52 - 3.97     28,027,395
     All Cap Value Investment      2012    11,819,498       1.15 - 3.02     23,426,401
     Option                        2011    13,878,537       1.01 - 2.64     24,068,160
                                   2010    15,087,027       1.08 - 2.84     28,985,088
                                   2009    16,151,654       0.93 - 2.45     26,949,894

  LMPVET ClearBridge Variable      2013     1,363,928       1.47 - 1.62      2,118,645
     Equity Income Investment      2012     1,507,481       1.17 - 1.30      1,888,958
     Option                        2011     1,711,186       1.03 - 1.15      1,897,595
                                   2010     1,594,772       0.96 - 1.07      1,664,371
                                   2009     1,076,664       0.86 - 0.96      1,009,056

  LMPVET ClearBridge Variable      2013     7,165,820       1.42 - 1.90     10,419,588
     Large Cap Growth Investment   2012     8,964,014       1.04 - 1.37      9,457,298
     Option                        2011     9,777,226       0.87 - 1.14      8,631,075
                                   2010    10,572,298       0.88 - 1.16      9,462,037
                                   2009    11,372,908       0.81 - 1.06      9,340,618

  LMPVET ClearBridge Variable      2013     4,603,594       1.62 - 3.25     10,042,689
     Large Cap Value Investment    2012     5,507,525       1.23 - 2.47      9,169,385
     Option                        2011     6,178,275       1.06 - 2.13      9,140,366
                                   2010     6,897,359       1.01 - 2.04     10,017,834
                                   2009     7,987,973       0.93 - 1.88     11,014,021

                                                    FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------
  FTVIPT Templeton Foreign         2013       2.32        0.40 - 0.90         21.87 - 22.48
     Securities Investment Option  2012       2.98        0.40 - 0.90         17.17 - 17.76
                                   2011       1.67        0.40 - 0.90     (11.43) - (11.02)
                                   2010       1.89        0.40 - 0.90           7.45 - 7.97
                                   2009       3.31        0.40 - 0.90         35.78 - 36.57

  FTVIPT Templeton Global          2013       5.73        0.25 - 0.90           0.98 - 1.63
     Bond Securities Investment    2012       6.40        0.45 - 0.90         14.27 - 14.79
     Option                        2011       5.39        0.45 - 0.90       (1.49) - (1.07)
                                   2010       1.61        0.45 - 0.90         13.67 - 14.19
                                   2009       8.86        0.60 - 0.90         17.92 - 18.28

  Goldman Sachs Strategic          2013       0.39        0.40 - 0.90         31.23 - 31.89
     Growth Investment Option      2012       0.69        0.40 - 0.90         18.81 - 19.41
                                   2011       0.44        0.40 - 0.90       (3.50) - (3.07)
                                   2010       0.46        0.40 - 0.90          9.74 - 10.37
                                   2009       0.50        0.40 - 0.90         46.47 - 47.20

  Janus Aspen Enterprise           2013       0.37        0.25 - 0.90         30.86 - 31.71
     Investment Option             2012         --        0.40 - 0.90         15.93 - 16.52
                                   2011         --        0.40 - 0.90       (2.51) - (2.07)
                                   2010         --        0.40 - 0.90         24.32 - 25.08
                                   2009         --        0.40 - 0.90         43.12 - 43.85

  LMPVET ClearBridge Variable      2013       0.28        0.40 - 0.90         46.46 - 47.19
     Aggressive Growth Investment  2012       0.40        0.40 - 0.90         17.65 - 18.25
     Option                        2011       0.19        0.40 - 0.90           1.54 - 2.01
                                   2010       0.14        0.40 - 0.90         23.93 - 24.54
                                   2009         --        0.40 - 0.90         33.33 - 34.06

  LMPVET ClearBridge Variable      2013       1.38        0.25 - 1.30         30.46 - 31.84
     All Cap Value Investment      2012       1.60        0.40 - 1.30         13.49 - 14.52
     Option                        2011       1.30        0.40 - 1.30       (7.41) - (6.57)
                                   2010       1.71        0.40 - 1.30         15.10 - 16.13
                                   2009       1.35        0.40 - 1.30         27.72 - 28.77

  LMPVET ClearBridge Variable      2013       1.51        0.40 - 0.90         24.56 - 25.18
     Equity Income Investment      2012       2.70        0.40 - 0.90         13.05 - 13.62
     Option                        2011       3.30        0.40 - 0.90           6.75 - 7.26
                                   2010       4.65        0.40 - 0.90         11.09 - 11.70
                                   2009       3.21        0.40 - 0.90         21.57 - 22.07

  LMPVET ClearBridge Variable      2013       0.51        0.25 - 0.90         36.62 - 37.51
     Large Cap Growth Investment   2012       0.67        0.40 - 0.90         19.26 - 19.86
     Option                        2011       0.44        0.40 - 0.90       (1.47) - (1.04)
                                   2010       0.12        0.40 - 0.90           8.74 - 9.38
                                   2009       0.27        0.40 - 0.90         41.21 - 41.74

  LMPVET ClearBridge Variable      2013       1.64        0.25 - 1.30         30.66 - 32.04
     Large Cap Value Investment    2012       2.20        0.40 - 1.30         14.99 - 16.04
     Option                        2011       2.15        0.40 - 1.30           3.61 - 4.55
                                   2010       2.93        0.40 - 1.30           8.06 - 9.04
                                   2009       1.89        0.40 - 1.30         22.89 - 24.03

         METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                           AS OF DECEMBER 31
                                            ---------------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO          NET
                                                UNITS        HIGHEST ($)     ASSETS ($)
                                            ------------  ----------------  -------------
  LMPVET Variable Lifestyle           2013         2,071       1.95 - 1.99          4,032
     Allocation 50% Investment        2012        58,551       1.71 - 1.75        100,963
     Option                           2011       138,157       1.53 - 1.56        212,703
                                      2010       196,068       1.53 - 1.56        303,612
                                      2009       239,622       1.36 - 1.38        326,329

  LMPVET Variable Lifestyle           2013        56,022       1.82 - 1.87        103,791
     Allocation 70% Investment        2012        73,124       1.51 - 1.55        111,133
     Option                           2011       107,074       1.34 - 1.37        144,570
                                      2010       131,355       1.36 - 1.39        180,940
                                      2009       177,803       1.20 - 1.22        213,864

  LMPVET Variable Lifestyle           2013       193,221       1.34 - 1.37        263,934
     Allocation 85% Investment        2012       199,851       1.07 - 1.09        217,072
     Option                           2011       225,596       0.94 - 0.95        214,440
                                      2010       247,806       0.97 - 0.99        242,988
                                      2009       261,013       0.85 - 0.86        222,698

  LMPVIT Western Asset Variable       2013     4,203,564       1.74 - 2.81      9,268,051
     High Income Investment Option    2012     4,406,661       1.60 - 2.58      9,036,359
                                      2011     4,672,683       1.36 - 2.21      8,280,006
                                      2010     4,604,668       1.34 - 2.17      8,142,290
                                      2009     5,269,953       1.15 - 1.87      8,138,739

  MIST BlackRock High Yield           2013        17,396       2.15 - 8.13        123,934
     Investment Option                2012        21,870       1.98 - 7.44        124,989
                                      2011        23,144       1.72 - 6.40        112,230
                                      2010        27,077       1.70 - 6.28        132,614
                                      2009        28,673       1.49 - 5.43        120,367

  MIST Clarion Global Real Estate     2013     3,505,626       1.27 - 1.75      5,877,690
     Investment Option                2012     3,530,488       1.23 - 1.69      5,757,484
                                      2011     3,421,684       0.97 - 1.35      4,472,413
                                      2010     3,516,745       1.03 - 1.43      4,907,013
                                      2009     2,861,567       0.89 - 1.24      3,489,205

  MIST ClearBridge Aggressive         2013    14,635,626       1.23 - 8.42     31,328,593
     Growth II Investment Option      2012    13,920,004       0.96 - 6.56     26,302,019
                                      2011    12,850,276       0.79 - 5.37     23,776,986
                                      2010    13,291,990       0.86 - 5.83     29,753,456
                                      2009    13,816,471       0.79 - 5.35     29,808,328

  MIST Harris Oakmark                 2013         8,428       1.82 - 1.86         15,714
     International Investment Option  2012         9,214       1.41 - 1.44         13,002
                                      2011         9,671       1.10 - 1.13         10,896
                                      2010        10,253       1.30 - 1.33         13,590
                                      2009        11,000              1.13         12,425

  MIST Invesco Comstock               2013     2,070,043       1.75 - 2.44      4,730,547
     Investment Option                2012     2,065,441       1.30 - 1.82      3,533,603
     (Commenced 5/4/2009)             2011     2,154,381       1.10 - 1.54      3,139,367
                                      2010     2,651,603       1.12 - 1.58      3,963,360
                                      2009     2,845,457       0.98 - 1.38      3,754,380

                                                       FOR THE YEAR ENDED DECEMBER 31
                                            --------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                               INCOME          LOWEST TO          LOWEST TO
                                              RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                            -------------  ----------------  -----------------
  LMPVET Variable Lifestyle           2013       0.26        1.15 - 1.30         13.84 - 14.02
     Allocation 50% Investment        2012       1.79        1.15 - 1.30         11.63 - 11.80
     Option                           2011       2.27        1.15 - 1.30         (0.13) - 0.00
                                      2010       2.89        1.15 - 1.30         12.89 - 13.02
                                      2009       4.91        1.15 - 1.30         30.58 - 30.84

  LMPVET Variable Lifestyle           2013       1.50        1.15 - 1.30         20.25 - 20.43
     Allocation 70% Investment        2012       2.07        1.15 - 1.30         13.11 - 13.28
     Option                           2011       1.80        1.15 - 1.30       (1.83) - (1.73)
                                      2010       1.87        1.15 - 1.30         13.49 - 13.64
                                      2009       3.38        1.15 - 1.30         31.26 - 31.47

  LMPVET Variable Lifestyle           2013       1.68        1.15 - 1.30         24.86 - 25.05
     Allocation 85% Investment        2012       1.72        1.15 - 1.30         14.38 - 14.56
     Option                           2011       1.43        1.15 - 1.30       (3.60) - (3.44)
                                      2010       1.63        1.15 - 1.30         14.22 - 14.48
                                      2009       2.35        1.15 - 1.30         30.72 - 30.96

  LMPVIT Western Asset Variable       2013       7.25        0.25 - 1.30           7.80 - 8.94
     High Income Investment Option    2012       8.42        0.40 - 1.30         16.35 - 17.40
                                      2011       9.21        0.40 - 1.30           1.09 - 2.02
                                      2010       9.59        0.40 - 1.30         15.11 - 16.15
                                      2009      12.20        0.40 - 1.30         57.88 - 59.25

  MIST BlackRock High Yield           2013       6.93        0.49 - 1.30           8.35 - 9.23
     Investment Option                2012       7.16        0.49 - 1.30         15.28 - 16.22
                                      2011       7.18        0.49 - 1.30           1.18 - 2.01
                                      2010       6.66        0.49 - 1.30         14.61 - 15.54
                                      2009       5.87        0.49 - 1.30         45.30 - 46.47

  MIST Clarion Global Real Estate     2013       7.29        0.40 - 0.90           2.83 - 3.35
     Investment Option                2012       2.28        0.40 - 0.90         25.16 - 25.79
                                      2011       4.07        0.40 - 0.90       (6.10) - (5.71)
                                      2010       7.89        0.40 - 0.90         15.20 - 15.94
                                      2009       3.61        0.40 - 0.90         33.92 - 34.59

  MIST ClearBridge Aggressive         2013       0.77        0.25 - 1.30         27.44 - 28.79
     Growth II Investment Option      2012       0.45        0.40 - 1.30         21.24 - 22.34
                                      2011       1.82        0.40 - 1.30       (8.51) - (7.75)
                                      2010       1.75        0.40 - 1.30           8.30 - 9.20
                                      2009         --        0.40 - 1.30         41.32 - 42.83

  MIST Harris Oakmark                 2013       2.68        1.15 - 1.30         29.11 - 29.31
     International Investment Option  2012       1.86        1.15 - 1.30         27.79 - 27.99
                                      2011       0.03        1.15 - 1.30     (15.14) - (14.94)
                                      2010       2.08        1.15 - 1.30         15.23 - 15.32
                                      2009       8.14               1.30                 53.40

  MIST Invesco Comstock               2013       1.06        0.40 - 0.90         34.18 - 34.85
     Investment Option                2012       1.28        0.40 - 0.90         17.45 - 18.05
     (Commenced 5/4/2009)             2011       1.10        0.40 - 0.90       (2.33) - (1.79)
                                      2010       1.55        0.40 - 0.90         13.85 - 14.43
                                      2009         --        0.40 - 0.90         30.61 - 30.97

         METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                           AS OF DECEMBER 31
                                            ---------------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO          NET
                                                UNITS        HIGHEST ($)     ASSETS ($)
                                            ------------  ----------------  -------------
  MIST Invesco Small Cap              2013     1,190,264       1.94 - 2.44      2,763,823
     Growth Investment Option         2012     1,181,658       1.39 - 1.75      1,973,664
                                      2011     1,296,274       1.18 - 1.48      1,853,294
                                      2010     1,503,164       1.19 - 1.50      2,209,867
                                      2009     1,689,549       0.95 - 1.20      1,985,828

  MIST Loomis Sayles Global           2013     2,480,612       1.55 - 5.72      6,003,075
     Markets Investment Option        2012     2,012,535       1.33 - 4.90      5,714,684
                                      2011     1,848,696       1.14 - 4.21      5,966,982
                                      2010     1,713,769       1.16 - 4.29      6,850,742
                                      2009     1,781,476       3.37 - 3.52      6,097,735

  MIST Lord Abbett Bond               2013     3,538,744       1.62 - 2.18      7,331,558
     Debenture Investment Option      2012     3,793,142       1.50 - 2.03      7,398,805
                                      2011     3,092,259       1.33 - 1.80      5,367,996
                                      2010     3,331,243       1.28 - 1.73      5,600,072
                                      2009     3,406,092       1.13 - 1.54      5,126,735

  MIST MetLife Aggressive             2013     1,959,946       1.46 - 1.62      3,032,601
     Strategy Investment Option       2012     1,994,436       1.14 - 1.26      2,423,309
     (Commenced 5/2/2011)             2011     2,142,255       0.98 - 1.09      2,256,742

  MIST MFS Emerging Markets           2013     4,911,867       0.96 - 2.55      8,707,726
     Equity Investment Option         2012     4,748,057       1.02 - 2.70      8,947,212
                                      2011     5,138,778       0.86 - 2.28      8,300,867
                                      2010     5,354,229       1.06 - 2.81     11,286,548
                                      2009     5,253,950       0.86 - 2.28      9,306,452

  MIST MFS Research                   2013     5,235,901       1.17 - 2.24      8,720,878
     International Investment Option  2012     5,039,800       0.98 - 1.89      7,037,958
                                      2011     5,660,829       0.85 - 1.63      6,799,155
                                      2010     5,130,797       0.96 - 1.84      7,148,701
                                      2009     4,764,271       0.86 - 1.66      6,026,683

  MIST Morgan Stanley Mid Cap         2013       183,643       1.48 - 1.54        277,852
     Growth Investment Option         2012       190,502       1.07 - 1.11        209,191
                                      2011       236,394       0.99 - 1.02        239,123
                                      2010       195,390       1.09 - 1.11        214,042
                                      2009       181,637       0.82 - 0.84        151,539

  MIST Oppenheimer Global             2013     8,334,276       0.97 - 5.05     22,704,203
     Equity Investment Option         2012     8,287,651       0.77 - 3.99     19,307,460
                                      2011     7,898,308       0.64 - 3.30     17,505,531
                                      2010     8,104,408       0.71 - 3.62     21,952,990
                                      2009     8,788,277       0.62 - 3.13     20,880,111

  MIST PIMCO Inflation                2013     3,304,126       1.22 - 1.41      4,477,450
     Protected Bond Investment        2012     3,806,897       1.34 - 1.56      5,731,844
     Option                           2011     3,748,262       1.23 - 1.43      5,225,365
                                      2010     4,010,553       1.11 - 1.29      5,088,104
                                      2009     4,140,461       1.04 - 1.21      4,924,885

                                                       FOR THE YEAR ENDED DECEMBER 31
                                            --------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                               INCOME          LOWEST TO          LOWEST TO
                                              RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                            -------------  ----------------  -----------------
  MIST Invesco Small Cap              2013       0.41        0.25 - 1.30         38.72 - 40.18
     Growth Investment Option         2012         --        0.40 - 1.30         16.97 - 18.03
                                      2011         --        0.40 - 1.30       (2.15) - (1.26)
                                      2010         --        0.40 - 1.30         24.89 - 26.05
                                      2009         --        0.40 - 1.30         32.38 - 33.52

  MIST Loomis Sayles Global           2013       2.61        0.25 - 0.90         16.29 - 17.05
     Markets Investment Option        2012       2.65        0.45 - 0.90         16.18 - 16.71
                                      2011       2.51        0.45 - 0.90       (2.13) - (1.64)
                                      2010       3.39        0.45 - 0.90         21.29 - 21.74
                                      2009       2.45        0.60 - 0.90         39.73 - 40.15

  MIST Lord Abbett Bond               2013       6.83        0.40 - 0.90           7.20 - 7.74
     Debenture Investment Option      2012       6.62        0.40 - 0.90         12.17 - 12.74
                                      2011       6.11        0.40 - 0.90           3.88 - 4.39
                                      2010       6.19        0.40 - 0.90         12.19 - 12.73
                                      2009       7.86        0.40 - 0.90         35.90 - 36.59

  MIST MetLife Aggressive             2013       0.74        0.25 - 1.30         27.83 - 29.18
     Strategy Investment Option       2012       0.61        0.40 - 1.30         15.23 - 16.27
     (Commenced 5/2/2011)             2011         --        0.40 - 1.30     (14.31) - (13.76)

  MIST MFS Emerging Markets           2013       1.23        0.40 - 0.90       (5.83) - (5.18)
     Equity Investment Option         2012       0.96        0.40 - 0.90         17.83 - 18.62
                                      2011       1.57        0.40 - 0.90     (19.46) - (18.69)
                                      2010       1.18        0.40 - 0.90         22.55 - 23.41
                                      2009       1.90        0.40 - 0.90         67.38 - 68.55

  MIST MFS Research                   2013       2.44        0.25 - 1.30         17.72 - 18.96
     International Investment Option  2012       1.92        0.40 - 1.30         15.19 - 16.24
                                      2011       1.75        0.40 - 1.30     (19.46) - (11.10)
                                      2010       1.69        0.40 - 0.90         10.41 - 10.92
                                      2009       3.12        0.40 - 0.90         30.40 - 31.05

  MIST Morgan Stanley Mid Cap         2013       0.60        0.65 - 0.90         37.78 - 38.12
     Growth Investment Option         2012         --        0.65 - 0.90           8.30 - 8.57
                                      2011       0.42        0.65 - 0.90       (7.74) - (7.50)
                                      2010       0.01        0.65 - 0.85         31.00 - 31.16
                                      2009         --        0.65 - 0.90         55.83 - 56.30

  MIST Oppenheimer Global             2013       2.02        0.25 - 0.90         14.97 - 15.64
     Equity Investment Option         2012       1.64        0.40 - 0.90         20.08 - 20.97
                                      2011       2.00        0.40 - 0.90       (9.18) - (8.61)
                                      2010       1.52        0.40 - 0.90         14.91 - 15.65
                                      2009       2.58        0.40 - 0.90         38.34 - 39.47

  MIST PIMCO Inflation                2013       2.39        0.25 - 1.30      (10.16) - (9.21)
     Protected Bond Investment        2012       3.11        0.40 - 1.30           7.91 - 8.89
     Option                           2011       1.70        0.40 - 1.30         10.06 - 11.04
                                      2010       2.45        0.40 - 1.30           6.60 - 7.54
                                      2009       3.68        0.40 - 1.30         16.83 - 18.00

         METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                          AS OF DECEMBER 31
                                           ---------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO          NET
                                               UNITS        HIGHEST ($)     ASSETS ($)
                                           ------------  ----------------  -------------
  MIST PIMCO Total Return            2013    19,072,875       1.40 - 2.00     36,242,755
     Investment Option               2012    19,506,691       1.43 - 2.06     38,235,654
     (Commenced 5/4/2009)            2011    20,031,316       1.31 - 1.89     36,343,689
                                     2010    21,352,541       1.28 - 1.85     37,881,504
                                     2009    21,404,620       1.19 - 1.72     35,638,876

  MIST Pioneer Fund                  2013       928,385       1.51 - 2.93      1,885,730
     Investment Option               2012       993,623       1.14 - 2.22      1,619,591
                                     2011     1,095,973       1.03 - 2.02      1,601,623
                                     2010     1,295,365       1.09 - 2.13      2,005,149
                                     2009     1,580,312       0.94 - 1.84      2,100,626

  MIST Pioneer Strategic             2013     6,102,810       1.50 - 2.58     14,201,215
     Income Investment Option        2012     6,586,607       1.48 - 2.57     15,325,273
                                     2011     6,104,981       1.33 - 2.33     12,889,886
                                     2010     6,709,262       1.29 - 2.28     13,836,749
                                     2009     7,104,529       1.16 - 2.05     13,106,309

  MIST T. Rowe Price Large           2013     2,327,725       1.59 - 2.30      4,872,792
     Cap Value Investment Option     2012     2,135,587       1.19 - 1.73      3,472,674
                                     2011     2,201,547       1.02 - 1.47      3,044,473
                                     2010     2,378,561       1.06 - 1.55      3,439,821
                                     2009     2,376,377       0.91 - 1.33      2,973,253

  MIST Third Avenue Small Cap        2013     5,610,594       1.54 - 2.57     13,350,842
     Value Investment Option         2012     5,311,322       1.16 - 1.95      9,587,504
                                     2011     5,443,054       0.99 - 1.67      8,433,205
                                     2010     5,859,031       1.09 - 1.84     10,041,545
                                     2009     6,053,255       0.92 - 1.55      8,957,609

  MSF Barclays Aggregate Bond        2013         9,088              2.77         25,133
     Index Investment Option         2012        12,203              2.85         34,759
                                     2011        11,835              2.76         32,641
                                     2010        10,374              2.58         26,776
                                     2009         9,952              2.45         24,368

  MSF BlackRock Bond Income          2013       329,083       1.75 - 1.85        605,048
     Investment Option               2012       344,094       1.75 - 1.89        637,932
                                     2011       397,005       1.65 - 1.78        698,444
                                     2010       450,860       1.57 - 1.69        757,649
                                     2009       520,260       1.45 - 1.58        802,994

  MSF BlackRock Capital              2013    19,730,920       0.90 - 2.65     29,468,346
     Appreciation Investment Option  2012    20,250,509       0.68 - 1.99     23,409,239
     (Commenced 5/4/2009)            2011    22,386,599       0.60 - 1.75     23,802,531
                                     2010    24,227,249       0.66 - 1.93     29,548,015
                                     2009    26,600,272       0.56 - 1.62     27,692,590

  MSF BlackRock Diversified          2013     6,251,182       1.46 - 2.88     11,773,945
     Investment Option               2012     6,313,613       1.22 - 2.40     10,247,590
                                     2011     6,697,068       1.09 - 2.15     10,199,619
                                     2010     7,175,927       1.05 - 2.08     10,956,171
                                     2009     7,684,049       0.96 - 1.91     10,964,649

                                                     FOR THE YEAR ENDED DECEMBER 31
                                           -------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                              INCOME          LOWEST TO         LOWEST TO
                                             RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                           -------------  ----------------  ----------------
  MIST PIMCO Total Return            2013       4.16        0.40 - 0.90      (2.79) - (2.31)
     Investment Option               2012       3.07        0.40 - 0.90          8.29 - 8.83
     (Commenced 5/4/2009)            2011       2.74        0.40 - 0.90          2.24 - 2.82
                                     2010       3.58        0.40 - 0.90          7.16 - 7.67
                                     2009         --        0.40 - 0.90        12.28 - 12.63

  MIST Pioneer Fund                  2013       3.30        0.25 - 1.30        31.36 - 32.74
     Investment Option               2012       1.52        0.40 - 1.30         9.15 - 10.15
                                     2011       1.26        0.40 - 1.30      (5.83) - (4.87)
                                     2010       0.92        0.40 - 1.30        14.78 - 15.76
                                     2009       1.10        0.40 - 1.30        22.79 - 26.34

  MIST Pioneer Strategic             2013       5.14        0.25 - 1.30          0.23 - 1.29
     Income Investment Option        2012       4.70        0.40 - 1.30        10.18 - 11.18
                                     2011       4.60        0.40 - 1.30          2.29 - 3.24
                                     2010       5.09        0.40 - 1.30        10.75 - 11.73
                                     2009       5.51        0.40 - 1.30        31.38 - 32.46

  MIST T. Rowe Price Large           2013       1.49        0.40 - 1.30        32.05 - 33.24
     Cap Value Investment Option     2012       1.40        0.40 - 1.30        16.45 - 17.50
                                     2011       0.65        0.40 - 1.30      (5.22) - (4.43)
                                     2010       1.04        0.40 - 1.30        15.51 - 16.58
                                     2009       2.15        0.40 - 1.30        16.89 - 17.85

  MIST Third Avenue Small Cap        2013       0.91        0.40 - 0.90        31.26 - 31.92
     Value Investment Option         2012         --        0.40 - 0.90        16.92 - 17.51
                                     2011       1.11        0.40 - 0.90      (9.80) - (9.41)
                                     2010       1.19        0.40 - 0.90        18.80 - 19.43
                                     2009       1.17        0.40 - 0.90        25.39 - 26.00

  MSF Barclays Aggregate Bond        2013       3.97               0.60               (2.91)
     Index Investment Option         2012       3.69               0.60                 3.28
                                     2011       3.69               0.60                 6.86
                                     2010       3.63               0.60                 5.43
                                     2009       6.21               0.60                 4.53

  MSF BlackRock Bond Income          2013       3.97        1.15 - 1.30      (2.05) - (1.90)
     Investment Option               2012       2.60        1.15 - 1.30          6.15 - 6.31
                                     2011       3.94        1.15 - 1.30          5.15 - 5.33
                                     2010       3.94        1.15 - 1.30          6.89 - 7.11
                                     2009       6.75        1.15 - 1.30          6.90 - 8.22

  MSF BlackRock Capital              2013       0.82        0.25 - 1.30        32.49 - 33.88
     Appreciation Investment Option  2012       0.32        0.40 - 1.30        12.89 - 13.91
     (Commenced 5/4/2009)            2011       0.20        0.40 - 1.30     (10.12) - (9.32)
                                     2010       0.23        0.40 - 1.30        18.23 - 19.38
                                     2009         --        0.40 - 1.30        29.59 - 30.46

  MSF BlackRock Diversified          2013       2.48        0.25 - 0.90        19.51 - 20.29
     Investment Option               2012       2.33        0.40 - 0.90        11.36 - 11.92
                                     2011       2.43        0.40 - 0.90          2.92 - 3.42
                                     2010       1.92        0.40 - 0.90          8.63 - 9.24
                                     2009       2.40        0.40 - 0.90        16.21 - 16.85

         METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                         ---------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO          NET
                                             UNITS        HIGHEST ($)     ASSETS ($)
                                         ------------  ----------------  -------------
  MSF BlackRock Money Market       2013    18,992,964       0.99 - 2.07     25,619,808
     Investment Option             2012    21,498,770       1.00 - 2.08     30,015,603
                                   2011    24,848,567       1.00 - 2.09     35,041,515
                                   2010    27,241,884       1.00 - 2.11     38,879,336
                                   2009    28,685,314       1.01 - 2.12     41,575,125

  MSF Davis Venture Value          2013     2,712,692       1.48 - 1.93      4,894,899
     Investment Option             2012     2,517,009       1.11 - 1.46      3,443,159
                                   2011     2,449,864       0.99 - 1.30      3,014,128
                                   2010     1,322,146       1.04 - 1.36      1,738,768
                                   2009       882,896       0.93 - 1.22      1,052,110

  MSF Frontier Mid Cap Growth      2013     3,202,554       0.99 - 1.62      3,350,169
     Investment Option             2012     3,428,027       0.75 - 1.23      2,711,048
                                   2011     3,674,115       0.68 - 1.12      2,652,106
                                   2010     3,842,197       0.71 - 1.17      2,896,725
                                   2009     4,865,468       0.62 - 1.03      3,190,160

  MSF Jennison Growth              2013    10,413,248       1.41 - 3.97     21,811,532
     Investment Option             2012    10,299,051       1.03 - 2.91     17,008,983
                                   2011     1,829,162       0.92 - 1.09      1,703,002
                                   2010     1,858,581       0.92 - 1.09      1,736,135
                                   2009     1,652,116       0.83 - 0.98      1,390,576

  MSF MetLife Conservative         2013       776,262       1.34 - 1.48      1,118,177
     Allocation Investment Option  2012     1,193,469       1.29 - 1.42      1,664,312
                                   2011     1,063,812       1.19 - 1.31      1,365,461
                                   2010     2,958,635       1.16 - 1.28      3,727,339
                                   2009     2,734,512       1.06 - 1.17      3,158,728

  MSF MetLife Conservative to      2013     1,167,586       1.41 - 1.55      1,751,838
     Moderate Allocation           2012     1,164,628       1.27 - 1.41      1,591,628
     Investment Option             2011     1,165,614       1.15 - 1.27      1,443,124
                                   2010     1,026,859       1.14 - 1.26      1,271,626
                                   2009       968,238       1.03 - 1.14      1,089,148

  MSF MetLife Moderate             2013     5,102,473       1.36 - 1.46      7,173,968
     Allocation Investment Option  2012     4,930,887       1.16 - 1.23      5,917,759
                                   2011     5,276,786       1.04 - 1.09      5,635,117
                                   2010     4,926,721       1.07 - 1.11      5,386,326
                                   2009     4,965,318       0.96 - 0.98      4,835,319

  MSF MetLife Moderate to          2013     4,233,222       1.47 - 1.61      6,579,511
     Aggressive Allocation         2012     4,039,757       1.19 - 1.30      5,107,334
     Investment Option             2011     4,834,050       1.03 - 1.13      5,356,490
                                   2010     4,708,765       1.08 - 1.19      5,466,659
                                   2009     4,619,976       0.95 - 1.04      4,749,962

  MSF MetLife Stock Index          2013    21,141,924       1.42 - 4.91     51,405,426
     Investment Option             2012    22,061,175       1.09 - 3.74     42,213,296
                                   2011    28,215,335       0.95 - 3.25     43,915,937
                                   2010    30,625,640       0.94 - 3.21     47,806,973
                                   2009    32,277,211       0.82 - 2.82     45,241,650

                                                   FOR THE YEAR ENDED DECEMBER 31
                                         -------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                            INCOME          LOWEST TO         LOWEST TO
                                           RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                         -------------  ----------------  ----------------
  MSF BlackRock Money Market       2013         --        0.25 - 1.30      (1.29) - (0.25)
     Investment Option             2012         --        0.40 - 1.30      (1.30) - (0.40)
                                   2011         --        0.40 - 1.30      (1.29) - (0.40)
                                   2010       0.01        0.40 - 1.30      (1.30) - (0.40)
                                   2009       0.45        0.40 - 1.30        (0.88) - 0.10

  MSF Davis Venture Value          2013       1.34        0.40 - 0.90        32.50 - 33.17
     Investment Option             2012       0.82        0.40 - 0.90        11.85 - 12.41
                                   2011       0.75        0.40 - 0.90      (4.87) - (4.44)
                                   2010       0.99        0.40 - 0.90        10.96 - 11.51
                                   2009       1.42        0.40 - 0.90        30.87 - 31.54

  MSF Frontier Mid Cap Growth      2013       1.17        0.40 - 1.30        30.92 - 32.10
     Investment Option             2012         --        0.40 - 1.30         9.44 - 10.44
                                   2011       0.21        0.40 - 1.30      (4.38) - (3.55)
                                   2010         --        0.40 - 1.30        13.67 - 14.69
                                   2009       0.07        0.40 - 1.30        47.34 - 48.74

  MSF Jennison Growth              2013       0.41        0.25 - 0.90        35.77 - 36.66
     Investment Option             2012       0.04        0.40 - 0.90       (3.57) - 15.32
                                   2011       0.27        0.40 - 0.90        (0.42) - 0.09
                                   2010       0.63        0.40 - 0.90        10.56 - 11.22
                                   2009       0.19        0.40 - 0.90        38.76 - 39.40

  MSF MetLife Conservative         2013       3.42        0.40 - 1.30          2.94 - 3.87
     Allocation Investment Option  2012       3.34        0.40 - 1.30          7.76 - 8.74
                                   2011       3.01        0.40 - 1.30          1.87 - 2.77
                                   2010       3.22        0.40 - 1.30          8.63 - 9.65
                                   2009       2.60        0.40 - 1.30        18.97 - 19.98

  MSF MetLife Conservative to      2013       2.46        0.25 - 1.30         9.49 - 10.65
     Moderate Allocation           2012       2.89        0.40 - 1.30        10.01 - 11.01
     Investment Option             2011       1.98        0.40 - 1.30        (0.25) - 0.70
                                   2010       4.01        0.40 - 1.30        10.06 - 11.10
                                   2009       3.12        0.40 - 1.30        22.01 - 23.14

  MSF MetLife Moderate             2013       1.90        0.25 - 1.30        16.46 - 17.69
     Allocation Investment Option  2012       2.29        0.40 - 1.30        11.77 - 12.79
                                   2011       1.37        0.40 - 1.30      (2.71) - (1.71)
                                   2010       2.53        0.60 - 1.30        11.81 - 12.53
                                   2009       2.89        0.60 - 1.30        24.77 - 25.77

  MSF MetLife Moderate to          2013       1.41        0.25 - 1.30        22.71 - 24.00
     Aggressive Allocation         2012       1.95        0.40 - 1.30        13.89 - 14.92
     Investment Option             2011       1.37        0.40 - 1.30      (5.00) - (4.16)
                                   2010       2.13        0.40 - 1.30        13.21 - 14.16
                                   2009       2.51        0.40 - 1.30        27.47 - 28.67

  MSF MetLife Stock Index          2013       1.84        0.25 - 0.90        30.84 - 31.69
     Investment Option             2012       1.86        0.40 - 0.90        14.72 - 15.29
                                   2011       1.68        0.40 - 0.90          0.91 - 1.43
                                   2010       1.77        0.40 - 0.90        13.81 - 14.32
                                   2009       1.33        0.40 - 0.90        25.07 - 25.82

         METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ----------------  -------------
  MSF MFS Total Return           2013    14,135,380       1.45 - 3.66     31,160,061
     Investment Option           2012    14,355,332       1.22 - 3.10     27,693,860
                                 2011    15,254,513       1.10 - 2.80     27,482,577
                                 2010    15,792,137       1.09 - 2.76     29,379,378
                                 2009    17,201,009       0.99 - 2.52     29,851,245

  MSF MFS Value Investment       2013    11,350,911       1.62 - 1.95     21,457,624
     Option                      2012     6,322,069       1.20 - 1.45      8,880,474
                                 2011     4,947,196       1.03 - 1.25      6,004,857
                                 2010     5,346,044       1.03 - 1.25      6,508,727
                                 2009     5,509,094       0.93 - 1.12      6,094,000

  MSF MSCI EAFE Index            2013     2,489,635       0.97 - 1.16      2,812,520
     Investment Option           2012       251,599       0.81 - 0.94        205,275
                                 2011       233,703       0.69 - 0.80        162,565
                                 2010       221,248       0.79 - 0.92        176,530
                                 2009       179,688       0.74 - 0.75        133,572

  MSF Neuberger Berman Genesis   2013         1,675       3.23 - 3.30          5,535
     Investment Option
     (Commenced 4/29/2013)

  MSF Russell 2000 Index         2013     6,331,397       1.82 - 2.78     15,467,392
     Investment Option           2012     7,707,293       1.32 - 2.02     13,995,776
                                 2011     9,043,334       1.14 - 1.74     14,193,787
                                 2010     9,799,279       1.19 - 1.83     16,224,394
                                 2009    10,598,344       0.95 - 1.45     13,976,943

  MSF T. Rowe Price Large Cap    2013     5,102,030       0.69 - 1.75      7,459,979
     Growth Investment Option    2012     2,211,538       1.13 - 1.26      2,555,957
                                 2011     2,046,272       0.96 - 1.07      2,008,692
                                 2010     1,983,053       0.98 - 1.09      1,983,396
                                 2009     2,323,040       0.85 - 0.94      1,989,747

  MSF T. Rowe Price Small Cap    2013     5,533,367       2.02 - 2.13     11,265,265
     Growth Investment Option    2012     5,646,800       1.41 - 1.48      8,039,140
                                 2011     6,255,298       1.23 - 1.28      7,754,025
                                 2010     6,202,262       1.22 - 1.27      7,636,215
                                 2009     6,323,143       0.92 - 0.95      5,830,340

  MSF Western Asset Management   2013     6,925,779       1.17 - 2.49     13,311,430
     U.S. Government Investment  2012     7,034,590       1.18 - 2.52     14,165,736
     Option                      2011     7,303,828       1.15 - 2.44     14,666,294
                                 2010     7,980,784       1.09 - 2.33     15,575,469
                                 2009     8,960,191       1.04 - 2.21     16,552,857

  Pioneer VCT Mid Cap Value      2013     2,538,198       1.49 - 2.24      5,221,868
     Investment Option           2012     2,931,149       1.13 - 1.70      4,542,732
                                 2011     3,016,387       1.02 - 1.54      4,275,170
                                 2010     3,290,262       1.09 - 1.65      5,019,562
                                 2009     3,504,668       0.93 - 1.41      4,698,722

                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MSF MFS Total Return           2013       2.40        0.25 - 1.30         17.22 - 18.46
     Investment Option           2012       2.72        0.40 - 1.30          9.92 - 10.91
                                 2011       2.59        0.40 - 1.30           0.87 - 1.84
                                 2010       2.90        0.40 - 1.30           8.38 - 9.38
                                 2009       4.17        0.40 - 1.30         16.80 - 17.93

  MSF MFS Value Investment       2013       1.13        0.25 - 1.30         18.08 - 35.39
     Option                      2012       1.72        0.40 - 1.30         15.14 - 16.18
                                 2011       1.65        0.40 - 1.30         (0.42) - 0.49
                                 2010       1.49        0.40 - 1.30         10.03 - 11.02
                                 2009         --        0.40 - 1.30         19.19 - 20.26

  MSF MSCI EAFE Index            2013       0.74        0.25 - 0.90         20.77 - 21.56
     Investment Option           2012       2.74        0.45 - 0.90         17.26 - 17.79
                                 2011       2.31        0.45 - 0.90     (13.24) - (12.83)
                                 2010       3.19        0.45 - 0.90           7.31 - 7.65
                                 2009       4.46        0.60 - 0.90         27.41 - 27.79

  MSF Neuberger Berman Genesis   2013         --        1.15 - 1.30         25.14 - 25.26
     Investment Option
     (Commenced 4/29/2013)

  MSF Russell 2000 Index         2013       1.70        0.25 - 0.90         37.31 - 38.21
     Investment Option           2012       1.17        0.40 - 0.90         15.30 - 15.88
                                 2011       1.07        0.40 - 0.90       (4.94) - (4.44)
                                 2010       1.11        0.40 - 0.90         25.78 - 26.38
                                 2009       2.07        0.40 - 0.90         24.80 - 25.50

  MSF T. Rowe Price Large Cap    2013       0.04        0.25 - 0.90         26.69 - 38.21
     Growth Investment Option    2012         --        0.40 - 0.90         17.61 - 18.20
                                 2011         --        0.40 - 0.90       (2.24) - (1.66)
                                 2010       0.07        0.40 - 0.90         15.68 - 16.26
                                 2009       0.33        0.40 - 0.90         41.81 - 42.53

  MSF T. Rowe Price Small Cap    2013       0.13        0.40 - 0.90         42.88 - 43.59
     Growth Investment Option    2012         --        0.40 - 0.90         14.87 - 15.44
                                 2011         --        0.40 - 0.90           0.49 - 1.10
                                 2010         --        0.40 - 0.90         33.51 - 34.11
                                 2009       0.06        0.40 - 0.90         37.33 - 38.05

  MSF Western Asset Management   2013       2.14        0.05 - 0.75       (1.48) - (0.79)
     U.S. Government Investment  2012       2.09        0.20 - 0.75           2.59 - 3.32
     Option                      2011       1.52        0.20 - 0.75           4.73 - 5.46
                                 2010       2.68        0.20 - 0.75           5.01 - 5.78
                                 2009       4.57        0.20 - 0.75           3.52 - 4.22

  Pioneer VCT Mid Cap Value      2013       0.77        0.40 - 0.90         31.56 - 32.22
     Investment Option           2012       0.82        0.40 - 0.90          9.83 - 10.38
                                 2011       0.63        0.40 - 0.90       (6.70) - (6.25)
                                 2010       0.90        0.40 - 0.90         16.88 - 17.37
                                 2009       1.28        0.40 - 0.90         24.10 - 24.76

         METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                   AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                    ---------------------------------------------  -------------------------------------------------
                                                     UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                      LOWEST TO          NET          INCOME          LOWEST TO         LOWEST TO
                                        UNITS        HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                    ------------  ----------------  -------------  -------------  ----------------  ----------------
  The Merger Fund VL          2013     2,218,063       1.25 - 1.63      3,506,825       0.27        0.40 - 0.90          2.95 - 3.46
     Investment Option        2012     2,195,691       1.21 - 1.58      3,371,417         --        0.40 - 0.90          1.60 - 2.11
                              2011     2,275,941       1.19 - 1.55      3,432,754         --        0.40 - 0.90          0.00 - 0.51
                              2010     2,412,656       1.18 - 1.54      3,641,858         --        0.40 - 0.90          4.33 - 4.88
                              2009     2,659,239       1.13 - 1.48      3,867,455       3.23        0.40 - 0.90        10.81 - 11.26

  Vanguard VIF Mid-Cap Index  2013     2,624,327       1.73 - 2.14      5,349,818       1.03        0.25 - 1.30        33.19 - 34.59
     Investment Option        2012     2,371,922       1.29 - 1.60      3,642,331       1.11        0.40 - 1.30        14.31 - 15.35
                              2011     2,410,883       1.12 - 1.39      3,238,218       0.99        0.40 - 1.30      (3.28) - (2.44)
                              2010     2,537,341       1.15 - 1.43      3,534,978       0.93        0.40 - 1.30        23.76 - 24.81
                              2009     2,526,997       0.92 - 1.15      2,853,968       1.77        0.40 - 1.30        38.55 - 39.82

  Vanguard VIF Total Stock    2013     5,445,565       1.65 - 1.90      9,877,759       1.45        0.25 - 1.30        31.56 - 32.95
     Market Index Investment  2012     4,779,951       1.25 - 1.44      6,670,787       1.50        0.40 - 1.30        14.82 - 15.86
     Option                   2011     3,426,066       1.08 - 1.24      4,142,730       1.37        0.40 - 1.30        (0.50) - 0.47
                              2010     3,828,856       1.07 - 1.24      4,638,640       1.77        0.40 - 1.30        15.62 - 16.61
                              2009     3,476,727       1.03 - 1.07      3,653,456       1.91        0.60 - 1.30        26.66 - 27.51

 1 These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Option from the underlying fund or portfolio, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against policy owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying fund or portfolio in which the Investment Option invests. The investment income ratio is calculated as a weighted average ratio since the Investment Option may invest in two or more share classes, if any, within the underlying fund or portfolio of the Trusts which may have unique investment income ratios.

 2 These amounts represent annualized policy expenses of the applicable
   Investment Options, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund or portfolio have been excluded.

 3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund or portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Investment Option.

This page is intentionally left blank.

Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                    Page
                                                                                                    ----
Report of Independent Registered Public Accounting Firm............................................   2
Financial Statements at December 31, 2013 and 2012 and for the Years Ended December 31, 2013, 2012
  and 2011:
 Consolidated Balance Sheets.......................................................................   3
 Consolidated Statements of Operations.............................................................   4
 Consolidated Statements of Comprehensive Income (Loss)............................................   5
 Consolidated Statements of Stockholders' Equity...................................................   6
 Consolidated Statements of Cash Flows.............................................................   7
 Notes to the Consolidated Financial Statements....................................................   9
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies......   9
     Note 2 -- Segment Information.................................................................  29
     Note 3 -- Dispositions........................................................................  35
     Note 4 -- Insurance...........................................................................  36
     Note 5 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-
       Related Intangibles.........................................................................  42
     Note 6 -- Reinsurance.........................................................................  46
     Note 7 -- Investments.........................................................................  53
     Note 8 -- Derivatives.........................................................................  76
     Note 9 -- Fair Value..........................................................................  88
     Note 10 -- Goodwill........................................................................... 114
     Note 11 -- Debt............................................................................... 116
     Note 12 -- Equity............................................................................. 117
     Note 13 -- Other Expenses..................................................................... 122
     Note 14 -- Income Tax......................................................................... 123
     Note 15 -- Contingencies, Commitments and Guarantees.......................................... 126
     Note 16 -- Related Party Transactions......................................................... 130
     Note 17 -- Subsequent Event................................................................... 130
Financial Statement Schedules at December 31, 2013 and 2012 and for the Years Ended December 31,
  2013, 2012 and 2011:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties.... 131
 Schedule II -- Condensed Financial Information (Parent Company Only).............................. 132
 Schedule III -- Consolidated Supplementary Insurance Information.................................. 136
 Schedule IV -- Consolidated Reinsurance........................................................... 138

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut:

We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut and subsidiaries (the "Company") as of December 31, 2013 and 2012, and the related consolidated statements of operations, comprehensive income (loss), stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2013. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and subsidiaries as of December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2013, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ DELOITTE & TOUCHE LLP

New York, New York
March 28, 2014

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2013 and 2012

                (In millions, except share and per share data)

                                                                                            2013        2012
                                                                                         ----------- -----------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
   $43,477 and $46,005, respectively)................................................... $    45,252 $    50,968
 Equity securities available-for-sale, at estimated fair value (cost: $397 and $311,
   respectively)........................................................................         418         317
 Mortgage loans (net of valuation allowances of $34 and $35, respectively; includes
   $1,598 and $2,666, respectively, at estimated fair value, relating to variable
   interest entities)...................................................................       7,718       9,157
 Policy loans...........................................................................       1,219       1,216
 Real estate and real estate joint ventures.............................................         754         708
 Other limited partnership interests....................................................       2,130       1,848
 Short-term investments, principally at estimated fair value............................       2,107       2,576
 Other invested assets, principally at estimated fair value.............................       2,555       2,970
                                                                                         ----------- -----------
   Total investments....................................................................      62,153      69,760
Cash and cash equivalents, principally at estimated fair value..........................         746         895
Accrued investment income (includes $9 and $13, respectively, relating to variable
  interest entities)....................................................................         542         575
Premiums, reinsurance and other receivables.............................................      20,609      21,927
Deferred policy acquisition costs and value of business acquired........................       4,730       3,746
Current income tax recoverable..........................................................         192         135
Goodwill................................................................................         493         559
Other assets............................................................................         794         826
Separate account assets.................................................................      97,780      86,114
                                                                                         ----------- -----------
   Total assets......................................................................... $   188,039 $   184,537
                                                                                         =========== ===========
Liabilities and Stockholders' Equity
Liabilities
Future policy benefits.................................................................. $    27,991 $    27,583
Policyholder account balances...........................................................      33,453      36,976
Other policy-related balances...........................................................       3,164       3,138
Payables for collateral under securities loaned and other transactions..................       6,451       8,399
Long-term debt (includes $1,461 and $2,559, respectively, at estimated fair value,
  relating to variable interest entities)...............................................       2,251       3,350
Deferred income tax liability...........................................................       1,385       1,870
Other liabilities (includes $7 and $13, respectively, relating to variable interest
  entities).............................................................................       6,776       6,547
Separate account liabilities............................................................      97,780      86,114
                                                                                         ----------- -----------
   Total liabilities....................................................................     179,251     173,977
                                                                                         ----------- -----------
Contingencies, Commitments and Guarantees (Note 15)
Stockholders' Equity
Common stock, par value $2.50 per share; 40,000,000 shares authorized; 34,595,317
  shares issued and outstanding at December 31, 2013 and 2012...........................          86          86
Additional paid-in capital..............................................................       6,737       6,718
Retained earnings.......................................................................       1,076       1,356
Accumulated other comprehensive income (loss)...........................................         889       2,400
                                                                                         ----------- -----------
   Total stockholders' equity...........................................................       8,788      10,560
                                                                                         ----------- -----------
   Total liabilities and stockholders' equity........................................... $   188,039 $   184,537
                                                                                         =========== ===========

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                        2013      2012      2011
                                                                      --------- --------- ---------
Revenues
Premiums............................................................. $     606 $   1,261 $   1,828
Universal life and investment-type product policy fees...............     2,336     2,261     1,956
Net investment income................................................     2,852     2,952     3,074
Other revenues.......................................................       592       511       508
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.......       (9)      (52)      (42)
 Other-than-temporary impairments on fixed maturity securities
   transferred to other comprehensive income (loss)..................      (11)         3       (5)
 Other net investment gains (losses).................................       102       201        82
                                                                      --------- --------- ---------
   Total net investment gains (losses)...............................        82       152        35
 Net derivative gains (losses).......................................   (1,052)     1,003     1,096
                                                                      --------- --------- ---------
     Total revenues..................................................     5,416     8,140     8,497
                                                                      --------- --------- ---------
Expenses
Policyholder benefits and claims.....................................     1,707     2,389     2,660
Interest credited to policyholder account balances...................     1,037     1,147     1,189
Goodwill impairment..................................................        66       394        --
Other expenses.......................................................     1,659     2,720     2,981
                                                                      --------- --------- ---------
     Total expenses..................................................     4,469     6,650     6,830
                                                                      --------- --------- ---------
Income (loss) from continuing operations before provision for income
  tax................................................................       947     1,490     1,667
Provision for income tax expense (benefit)...........................       227       372       493
                                                                      --------- --------- ---------
Income (loss) from continuing operations, net of income tax..........       720     1,118     1,174
Income (loss) from discontinued operations, net of income tax........        --         8        --
                                                                      --------- --------- ---------
Net income (loss).................................................... $     720 $   1,126 $   1,174
                                                                      ========= ========= =========

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                         2013       2012      2011
                                                                      ----------- --------- ---------
Net income (loss).................................................... $       720 $   1,126 $   1,174
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........     (2,094)       850     2,074
 Unrealized gains (losses) on derivatives............................       (204)         4       347
 Foreign currency translation adjustments............................          28        88      (16)
                                                                      ----------- --------- ---------
Other comprehensive income (loss), before income tax.................     (2,270)       942     2,405
Income tax (expense) benefit related to items of other comprehensive
  income (loss)......................................................         759     (313)     (851)
                                                                      ----------- --------- ---------
Other comprehensive income (loss), net of income tax.................     (1,511)       629     1,554
                                                                      ----------- --------- ---------
Comprehensive income (loss).......................................... $     (791) $   1,755 $   2,728
                                                                      =========== ========= =========

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Stockholders' Equity
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                           Accumulated Other Comprehensive Income (Loss)
                                                           ---------------------------------------------
                                                                Net                          Foreign
                                    Additional               Unrealized      Other-Than-    Currency         Total
                             Common  Paid-in    Retained     Investment       Temporary    Translation   Stockholders'
                             Stock   Capital    Earnings   Gains (Losses)    Impairments   Adjustments      Equity
                             ------ ---------- ----------- --------------    -----------   -----------   -------------
Balance at December 31,
  2010 (1).................. $   86 $   6,719  $       424  $       393      $     (51)     $   (125)     $     7,446
Dividend paid to MetLife....                         (517)                                                      (517)
Capital contribution........                1                                                                       1
Return of capital (Note 12).             (47)                                                                    (47)
Net income (loss)...........                         1,174                                                      1,174
Other comprehensive income
  (loss), net of income tax.                                      1,591            (23)          (14)           1,554
                             ------ ---------  -----------  -----------      ----------     ---------     -----------
Balance at December 31, 2011     86     6,673        1,081        1,984            (74)         (139)           9,611
Dividend of subsidiary
  (Note 3)..................                         (347)                                                      (347)
Dividend paid to MetLife....                         (504)                                                      (504)
Capital contribution........               45                                                                      45
Net income (loss)...........                         1,126                                                      1,126
Other comprehensive income
  (loss), net of income
  tax (2)...................                                        503              36            90             629
                             ------ ---------  -----------  -----------      ----------     ---------     -----------
Balance at December 31, 2012     86     6,718        1,356        2,487            (38)          (49)          10,560
Dividend paid to MetLife....                       (1,000)                                                    (1,000)
Capital contribution........               19                                                                      19
Net income (loss)...........                           720                                                        720
Other comprehensive income
  (loss), net of income tax.                                    (1,549)              12            26         (1,511)
                             ------ ---------  -----------  -----------      ----------     ---------     -----------
Balance at December 31, 2013 $   86 $   6,737  $     1,076  $       938      $     (26)     $    (23)     $     8,788
                             ====== =========  ===========  ===========      ==========     =========     ===========

--------
(1)Includes amounts related to prior period adjustments to Retained Earnings of ($33) million. See Note 1.
(2)Includes amounts related to dividend of subsidiary. See Notes 3 and 12.

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                                           2013        2012        2011
                                                                                        ----------- ----------- -----------
Cash flows from operating activities
Net income (loss)...................................................................... $       720 $     1,126 $     1,174
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...............................................          33          31          37
  Amortization of premiums and accretion of discounts associated with investments, net.       (167)       (168)       (152)
  (Gains) losses on investments and derivatives and from sales of businesses, net......       1,108     (1,043)     (1,160)
  (Income) loss from equity method investments, net of dividends or distributions......        (78)        (42)        (23)
  Interest credited to policyholder account balances...................................       1,037       1,147       1,189
  Universal life and investment-type product policy fees...............................     (2,336)     (2,261)     (1,956)
  Goodwill impairment..................................................................          66         394          --
  Change in fair value option securities...............................................          --       (602)     (1,483)
  Change in accrued investment income..................................................          77          66          51
  Change in premiums, reinsurance and other receivables................................     (1,355)     (1,197)     (1,202)
  Change in deferred policy acquisition costs and value of business acquired, net......       (553)         182       (207)
  Change in income tax.................................................................         213         630         537
  Change in other assets...............................................................       1,836       1,499       1,386
  Change in insurance-related liabilities and policy-related balances..................       1,144       1,863       1,958
  Change in other liabilities..........................................................         847         804         406
  Other, net...........................................................................         141          53          67
                                                                                        ----------- ----------- -----------
Net cash provided by (used in) operating activities....................................       2,733       2,482         622
                                                                                        ----------- ----------- -----------
Cash flows from investing activities
  Sales, maturities and repayments of:
   Fixed maturity securities...........................................................      18,718      14,394      17,348
   Equity securities...................................................................          67          50         168
   Mortgage loans......................................................................       2,292       1,447         993
   Real estate and real estate joint ventures..........................................         104          72          26
   Other limited partnership interests.................................................         153         223         256
  Purchases of:
   Fixed maturity securities...........................................................    (15,841)    (15,706)    (17,127)
   Equity securities...................................................................       (133)        (58)        (27)
   Mortgage loans......................................................................       (882)       (807)     (1,357)
   Real estate and real estate joint ventures..........................................       (201)       (225)        (72)
   Other limited partnership interests.................................................       (363)       (341)       (378)
  Cash received in connection with freestanding derivatives............................         111         414         397
  Cash paid in connection with freestanding derivatives................................       (720)       (335)       (478)
  Dividend of subsidiary...............................................................          --        (53)          --
  Issuances of loans to affiliates.....................................................       (500)          --       (430)
  Net change in policy loans...........................................................         (3)        (13)        (13)
  Net change in short-term investments.................................................         471       (155)     (1,347)
  Net change in other invested assets..................................................        (47)        (54)        (12)
  Other, net...........................................................................           3          --           1
                                                                                        ----------- ----------- -----------
Net cash provided by (used in) investing activities.................................... $     3,229 $   (1,147) $   (2,052)
                                                                                        ----------- ----------- -----------

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (Continued)
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                                              2013        2012        2011
                                                                                           ----------- ----------- -----------
Cash flows from financing activities
  Policyholder account balances:
   Deposits............................................................................... $    13,770 $    14,785 $    20,496
   Withdrawals............................................................................    (15,899)    (15,493)    (19,404)
  Net change in payables for collateral under securities loaned and other transactions....     (1,948)         320        (24)
  Long-term debt repaid...................................................................     (1,009)       (482)       (385)
  Financing element on certain derivative instruments.....................................        (29)         180         129
  Return of capital.......................................................................          --          --        (47)
  Dividends on common stock...............................................................     (1,000)       (504)       (517)
                                                                                           ----------- ----------- -----------
Net cash provided by (used in) financing activities.......................................     (6,115)     (1,194)         248
                                                                                           ----------- ----------- -----------
Effect of change in foreign currency exchange rates on cash and cash equivalents balances.           4           9         (1)
                                                                                           ----------- ----------- -----------
Change in cash and cash equivalents.......................................................       (149)         150     (1,183)
Cash and cash equivalents, beginning of year..............................................         895         745       1,928
                                                                                           ----------- ----------- -----------
Cash and cash equivalents, end of year.................................................... $       746 $       895 $       745
                                                                                           =========== =========== ===========
Supplemental disclosures of cash flow information
  Net cash paid (received) for:
   Interest............................................................................... $       194 $       232 $       406
                                                                                           =========== =========== ===========
   Income tax............................................................................. $       (1) $     (226) $      (47)
                                                                                           =========== =========== ===========
  Non-cash transactions:
  Disposal of subsidiary: (1)
   Assets disposed........................................................................ $        -- $     4,857 $        --
   Liabilities disposed...................................................................          --     (4,567)          --
                                                                                           ----------- ----------- -----------
   Net assets disposed....................................................................          --         290          --
   Cash disposed..........................................................................          --        (53)          --
   Dividend of interests in subsidiary....................................................          --       (237)          --
                                                                                           ----------- ----------- -----------
   (Gain) loss on dividend of interests in subsidiary..................................... $        -- $        -- $        --
                                                                                           =========== =========== ===========
  Capital contribution from MetLife, Inc.................................................. $        19 $        45 $        --
                                                                                           =========== =========== ===========
  Real estate and real estate joint ventures acquired in satisfaction of debt............. $        -- $        50 $         5
                                                                                           =========== =========== ===========

--------

(1)See Note 3.

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). MetLife Insurance Company of Connecticut is a wholly-owned subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

  The Company is organized into two segments: Retail and Corporate Benefit Funding.

  In the second quarter of 2013, MetLife announced its plans to merge three U.S.-based life insurance companies and an offshore reinsurance subsidiary to create one larger U.S.-based and U.S.-regulated life insurance company (the "Mergers"). The companies to be merged are MetLife Insurance Company of Connecticut, MLI-USA and MetLife Investors Insurance Company ("MLIIC"), each a U.S. insurance company that issues variable annuity products in addition to other products, and Exeter Reassurance Company, Ltd. ("Exeter"), a reinsurance company that mainly reinsures guarantees associated with variable annuity products. MetLife Insurance Company of Connecticut, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. Effective January 1, 2014, following receipt of New York State Department of Financial Services ("Department of Financial Services") approval, MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York. Also effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with Metropolitan Life Insurance Company ("MLIC"), an affiliate, all existing New York insurance policies and annuity contracts that include a separate account feature. As a result of the reinsurance agreements, MetLife Insurance Company of Connecticut recorded a reinsurance recoverable, included in premiums, reinsurance and other receivables, of $545 million and a funds withheld liability, included in other liabilities, of $97 million, and transferred cash and investments of $448 million to MLIC. On December 31, 2013, MetLife Insurance Company of Connecticut deposited investments with an estimated fair market value of $6.3 billion into a custodial account, which became restricted to secure MetLife Insurance Company of Connecticut's remaining New York policyholder liabilities not covered by such reinsurance on January 1, 2014. In anticipation of establishing the custodial account with qualifying investments, MetLife Insurance Company of Connecticut transferred investments with an estimated fair value of $739 million and cash of $12 million to MLIC and received from MLIC qualifying investments with an estimated fair value of $751 million in the fourth quarter of 2013. See Note 7. The Mergers are expected to occur in the fourth quarter of 2014, subject to regulatory approvals.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Consolidation

   The accompanying consolidated financial statements include the accounts of MetLife Insurance Company of Connecticut and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Discontinued Operations

   The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. In order to qualify for a discontinued operation, the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company, and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

 Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

    .  such separate accounts are legally recognized;
    . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
    . investments are directed by the contractholder; and . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

   The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account. Unit-linked separate account investments that are directed by contractholders but do not meet one or more of the other above criteria are included in fair value option ("FVO") securities. See Note 3.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the statements of operations.

 Reclassifications

   Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

   Adjustments to Prior Periods

    During the fourth quarter of 2013, the Company determined to adjust certain prior period results to correct the following:

    . Certain prior years' acquisition costs related to variable annuity sales were incorrectly allocated to an affiliate. Such costs, net of deferred policy acquisition costs ("DAC"), were $57 million, $66 million, and $52 million for 2012, 2011 and 2010, respectively.

    . A DAC recoverability write-off of $111 million associated with term life and universal life secondary guarantees business sold in 2012 was not recorded as of December 31, 2012.

    . The fair value of a bifurcated embedded derivative associated with a reinsurance agreement was overstated by $23 million for 2011.

    . Policyholder benefits and claims and other expenses were overstated in 2012 by $6 million and $23 million, respectively, due to an adjustment in the modeling of dynamic lapses in certain variable annuity products.

    .  Tax valuation allowances were understated by $22 million for 2012.

    . A non-cash transaction relating to a pension closeout sale was incorrectly recorded as an increase of $312 million in net cash provided by operating activities with an offsetting impact on net cash used in investing activities for 2011.

    Management evaluated the materiality of these adjustments quantitatively and qualitatively and concluded that they were not material to any prior periods' annual or quarterly financial statements, however, unadjusted amounts as of December 31, 2012 would have had a significant effect on the results of operations for 2013 if they were recorded in 2013. Accordingly, the Company has revised its previously reported financial statements for prior annual periods for the items listed above, including the related tax impacts, as detailed below. The effects of the adjustments were immaterial to quarterly financial information reported in each of the interim condensed consolidated financial statements in 2012 and 2013, since the most significant adjustments occurred in the fourth quarter of 2012. As a result, such previously reported quarterly financial information has not been adjusted, and we do not plan to amend prior quarterly filings.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   The impact of the adjustments is shown in the tables below:

                                                                      December 31, 2012
                                                                     -------------------
                                                                         As
                                                                     Previously    As
Consolidated Balance Sheets                                           Reported  Adjusted
-------------------------------------------------------------------- ---------- --------
                                                                        (In millions)
Assets
   Premiums, reinsurance and other receivables......................  $ 22,143  $ 21,927
   Deferred policy acquisition costs and value of business acquired.  $  3,793  $  3,746
   Other assets.....................................................  $    822  $    826
   Total assets.....................................................  $184,796  $184,537
Liabilities
   Future policy benefits...........................................  $ 27,585  $ 27,583
   Deferred income tax liability....................................  $  1,938  $  1,870
   Total liabilities................................................  $174,047  $173,977
Stockholders' Equity
   Retained earnings................................................  $  1,545  $  1,356
   Total stockholders' equity.......................................  $ 10,749  $ 10,560
   Total liabilities and stockholders' equity.......................  $184,796  $184,537

                                                                                   December 31,
                                                                      ---------------------------------------
                                                                             2012                2011
                                                                      ------------------- -------------------
                                                                          As                  As
                                                                      Previously    As    Previously    As
Consolidated Statements of Operations                                  Reported  Adjusted  Reported  Adjusted
--------------------------------------------------------------------- ---------- -------- ---------- --------
                                                                                   (In millions)
Revenues
   Net derivative gains (losses).....................................   $  980    $1,003    $1,119    $1,096
   Total revenues....................................................   $8,117    $8,140    $8,520    $8,497
Expenses
   Policyholder benefits and claims..................................   $2,395    $2,389    $2,660       N/A
   Other expenses....................................................   $2,575    $2,720    $2,915    $2,981
   Total expenses....................................................   $6,511    $6,650    $6,764    $6,830
Income (loss) from continuing operations before provision for income
  tax................................................................   $1,606    $1,490    $1,756    $1,667
Provision for income tax expense (benefit)...........................   $  391    $  372    $  523    $  493
Income (loss) from continuing operations, net of income tax..........   $1,215    $1,118    $1,233    $1,174
Net income (loss)....................................................   $1,223    $1,126    $1,233    $1,174

                                                                     December 31,
                                                        ---------------------------------------
                                                               2012                2011
                                                        ------------------- -------------------
                                                            As                  As
                                                        Previously    As    Previously    As
Consolidated Statements of Comprehensive Income (Loss)   Reported  Adjusted  Reported  Adjusted
------------------------------------------------------  ---------- -------- ---------- --------
                                                                     (In millions)
             Net income (loss).........................   $1,223    $1,126    $1,233    $1,174
             Comprehensive income (loss)...............   $1,852    $1,755    $2,787    $2,728

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


                                                           As
                                                       Previously    As
      Consolidated Statements of Stockholders' Equity   Reported  Adjusted
      -----------------------------------------------  ---------- --------
                                                          (In millions)
             Retained Earnings
               Balance at December 31, 2010...........  $   457   $   424
                Net income (loss).....................  $ 1,233   $ 1,174
               Balance at December 31, 2011...........  $ 1,173   $ 1,081
                Net income (loss).....................  $ 1,223   $ 1,126
               Balance at December 31, 2012...........  $ 1,545   $ 1,356
             Total Stockholders' Equity
               Balance at December 31, 2010...........  $ 7,479   $ 7,446
               Balance at December 31, 2011...........  $ 9,703   $ 9,611
               Balance at December 31, 2012...........  $10,749   $10,560

                                                                                   December 31,
-                                                                    ---------------------------------------
                                                                            2012                 2011
                                                                     ------------------  -------------------
                                                                         As                  As
                                                                     Previously    As    Previously    As
Consolidated Statements of Cash Flows                                 Reported  Adjusted  Reported  Adjusted
-------------------------------------------------------------------  ---------- -------- ---------- --------
                                                                                  (In millions)
Cash flows from operating activities
   Net income (loss)................................................  $ 1,223   $ 1,126   $  1,233  $  1,174
   (Gains) losses on investments and derivatives and from sales of businesses, net................................................  $(1,020)  $(1,043)  $ (1,183) $ (1,160)
   Change in premiums, reinsurance and other receivables............  $(1,229)  $(1,197)  $ (1,288) $ (1,202)
   Change in deferred policy acquisition costs and value of
     business acquired, net.........................................  $    69   $   182   $   (187) $   (207)
   Change in income tax.............................................  $   649   $   630   $    567  $    537
   Change in other assets...........................................  $ 1,503   $ 1,499        N/A       N/A
   Change in insurance-related liabilities and policy-related
     balances.......................................................  $ 1,865   $ 1,863   $  2,307  $  1,958
   Other, net.......................................................      N/A       N/A   $     30  $     67
   Net cash provided by (used in) operating activities..............      N/A       N/A   $    934  $    622
Cash flows from investing activities
   Purchases of fixed maturity securities...........................      N/A       N/A   $(17,439) $(17,127)
   Net cash provided by (used in) investing activities..............      N/A       N/A   $ (2,364) $ (2,052)

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

--------------------------------------------------------------------------------------------------------
Accounting Policy                                                                                   Note
--------------------------------------------------------------------------------------------------------
Insurance                                                                                            4
--------------------------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles   5
--------------------------------------------------------------------------------------------------------
Reinsurance                                                                                          6
--------------------------------------------------------------------------------------------------------
Investments                                                                                          7
--------------------------------------------------------------------------------------------------------
Derivatives                                                                                          8
--------------------------------------------------------------------------------------------------------
Fair Value                                                                                           9
--------------------------------------------------------------------------------------------------------
Goodwill                                                                                             10
--------------------------------------------------------------------------------------------------------
Income Tax                                                                                           14
--------------------------------------------------------------------------------------------------------
Litigation Contingencies                                                                             15

 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

    Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

    The Company issues directly and assumes through reinsurance, certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

    Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policy-Related Balances

    Other policy-related balances include policy and contract claims, unearned revenue liabilities, premiums received in advance and policyholder dividends due and unpaid.

    The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC") claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premiums received in advance and applies the cash received to premiums when due.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

    Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

    Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

    .  incremental direct costs of contract acquisition, such as commissions;
    . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed;
    . other essential direct costs that would not have been incurred had a policy not been acquired or renewed; and
    . in limited circumstances, the costs of direct-response advertising, the primary purpose of which is to elicit sales to customers who could be shown to have responded specifically to the advertising and that results in probable future benefits.

   All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

   Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

  DAC and VOBA are amortized as follows:

 -----------------------------------------------------------------------------
 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 -----------------------------------------------------------------------------
 .  Nonparticipating and                Historic actual and expected future
    non-dividend-paying traditional     gross premiums.
    contracts (primarily term
    insurance)
 -----------------------------------------------------------------------------
 .  Participating, dividend-paying      Actual and expected future gross
    traditional contracts               margins.
 -----------------------------------------------------------------------------
 .  Fixed and variable universal life   Actual and expected future gross
    contracts                           profits.
 .  Fixed and variable deferred
    annuity contracts
 -----------------------------------------------------------------------------

   See Note 5 for additional information on DAC and VOBA amortization.

   The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements to determine the recoverability of the asset.

   Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

   Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Investments

  Net Investment Income and Net Investment Gains (Losses)

    Income on investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

  Fixed Maturity and Equity Securities

    The majority of the Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income on fixed maturity securities is recognized when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Prepayment fees are recognized when earned. Dividends on equity securities are recognized when declared.

    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 7 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exist, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Mortgage Loans

    The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 7.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

    Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the FVO was elected. These mortgage loans are stated at estimated fair value. Changes in estimated fair value are recognized in net investment gains (losses) for commercial mortgage loans held by CSEs.

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate

    Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income associated with such real estate is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

    Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held for sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for investments in equity securities when it has significant influence or at least 20% interest and for investments in real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments as earned or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

    The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

  Other Invested Assets

    Other invested assets consist principally of the following:

    . Freestanding derivatives with positive estimated fair values are described in "-- Derivatives" below.
    . Loans to affiliates are stated at unpaid principal balance, adjusted for any unamortized premium or discount.
    . Tax credit and renewable energy partnerships derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.
    . Leveraged leases are recorded net of non-recourse debt. Income on leveraged leases is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values for impairment.
    . Investments in joint ventures that engage in insurance underwriting activities are accounted for under the equity method.

  Securities Lending Program

    Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried in the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

 -----------------------------------------------------------------------------
 Statement of Operations Presentation:  Derivative:
 -----------------------------------------------------------------------------
 Policyholder benefits and claims       .  Economic hedges of variable
                                           annuity guarantees included in
                                           future policy benefits
 -----------------------------------------------------------------------------
 Net investment income                  .  Economic hedges of equity method
                                           investments in joint ventures
 -----------------------------------------------------------------------------

  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

    . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) -- in net derivative gains (losses), consistent with the change in fair value of the hedged item attributable to the designated risk being hedged.
    . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) -- effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of operations within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

    The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

    . the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

    . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and
    . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

    Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

 Goodwill

   Goodwill represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

   The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

   On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

 Employee Benefit Plans

  Pension, postretirement and postemployment benefits are provided to associates under plans sponsored and administered by MLIC, an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

 Income Tax

   MetLife Insurance Company of Connecticut and all of its includable subsidiaries join with MetLife and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Current taxes (and the benefits of tax attributes such as losses) are allocated to MetLife Insurance Company of Connecticut and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife has elected the "percentage method" (and 100 percent under such method) of reimbursing companies for tax attributes such as losses. As a result, 100 percent of tax attributes such as losses are reimbursed by MetLife to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes such as losses. Profitable subsidiaries pay MetLife each year the federal income tax which such profitable subsidiary would have paid that year based upon that year's taxable income. If MetLife Insurance Company of Connecticut or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by MetLife Insurance Company of Connecticut and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if MetLife Insurance Company of Connecticut or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

  . future taxable income exclusive of reversing temporary differences and carryforwards;
  .  future reversals of existing taxable temporary differences;
  . taxable income in prior carryback years; and . tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements.

 Other Accounting Policies

  Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Property, Equipment, Leasehold Improvements and Computer Software

    Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements, and from three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at both December 31, 2013 and 2012.

    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $200 million and $185 million at December 31, 2013 and 2012, respectively. Accumulated amortization of capitalized software was $97 million and $92 million at December 31, 2013 and 2012, respectively. Related amortization expense was $5 million, $10 million and $17 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  Other Revenues

    Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Foreign Currency

    Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

  Effective July 17, 2013, the Company adopted new guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate ("LIBOR"). Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the financial statements upon adoption, but may impact the selection of benchmark interest rates for hedging relationships in the future.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Effective January 1, 2013, the Company adopted new guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of accumulated OCI ("AOCI") by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 12.

  Effective January 1, 2013, the Company adopted new guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 8.

  On January 1, 2012, the Company adopted new guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred.

  On January 1, 2012, the Company adopted new guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholders' equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted new guidance on goodwill impairment testing that simplifies how an entity tests goodwill for impairment. This new guidance allows an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it needs to perform the quantitative two-step goodwill impairment test. Only if an entity determines, based on qualitative assessment, that it is more likely than not that a reporting unit's fair value is less than its carrying value will it be required to calculate the fair value of the reporting unit. The qualitative assessment is optional and the Company is permitted to bypass it for any reporting unit in any period and begin its impairment analysis with the quantitative calculation. The Company is permitted to perform the qualitative assessment in any subsequent period.

  Effective January 1, 2012, the Company adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's financial statements other than the expanded disclosures in Note 9.

Future Adoption of New Accounting Pronouncements

  In March 2013, the FASB issued new guidance regarding foreign currency (Accounting Standards Update ("ASU") 2013-05, Foreign Currency Matters (Topic
830): Parent's Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity), effective prospectively for fiscal years and interim reporting periods within those years beginning after December 15, 2013. The amendments require an entity that ceases to have a controlling financial interest in a subsidiary or group of assets within a foreign entity to apply the guidance in Subtopic 830-30, Foreign Currency Matters -- Translation of Financial Statements, to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. For an equity method investment that is a foreign entity, the partial sale guidance in section 830-30-40, Derecognition, still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

  In February 2013, the FASB issued new guidance regarding liabilities (ASU 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date), effective retrospectively for fiscal years beginning after December 15, 2013 and interim periods within those years. The amendments require an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. In addition, the amendments require an entity to disclose the nature and amount of the obligation, as well as other information about the obligation. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

2. Segment Information

  The Company is organized into two segments: Retail and Corporate Benefit Funding. In addition, the Company reports certain of its results of operations in Corporate & Other.

Retail

  The Retail segment offers a broad range of protection products and a variety of annuities primarily to individuals, and is organized into two businesses:
Annuities and Life & Other. Annuities includes a variety of variable, fixed and indexed annuities which provide for both asset accumulation and asset distribution needs. Life & Other insurance products and services include variable life, universal life, term life and whole life products, as well as individual disability income products. Additionally, through broker-dealer affiliates, the Company offers a full range of mutual funds and other securities products.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


Corporate Benefit Funding

  The Corporate Benefit Funding segment offers a broad range of annuity and investment products, including guaranteed interest products and other stable value products, income annuities, and separate account contracts for the investment management of defined benefit and defined contribution plan assets. This segment also includes structured settlements and certain products to fund company-, bank- or trust-owned life insurance used to finance non-qualified benefit programs for executives.

Corporate & Other

  Corporate & Other contains the excess capital not allocated to the segments, various start-up businesses, including direct and digital marketing products, run-off businesses, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts.

Financial Measures and Segment Accounting Policies

  Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is the Company's measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for income (loss) from continuing operations, net of income tax. The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

  Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

  Operating revenues excludes net investment gains (losses) and net derivative gains (losses). Operating expenses excludes goodwill impairments.

  The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

    . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

    . Net investment income: (i) includes amounts for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment, (ii) includes income from discontinued real estate operations, (iii) excludes post-tax operating earnings adjustments relating to insurance joint ventures accounted for under the equity method, (iv) excludes certain amounts related to contractholder-directed unit-linked investments, and
       (v) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


  The following additional adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

    . Policyholder benefits and claims excludes: (i) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (ii) benefits and hedging costs related to GMIBs ("GMIB Costs"), and (iii) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

    . Interest credited to policyholder account balances includes adjustments for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of PABs but do not qualify for hedge accounting treatment and excludes amounts related to net investment income earned on contractholder-directed unit-linked investments;

    . Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs, and (iii) Market Value Adjustments;

    . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

    . Other expenses excludes costs related to: (i) implementation of new insurance regulatory requirements, and (ii) acquisition and integration costs.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2013, 2012 and 2011 and at December 31, 2013 and 2012. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

   Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's and the Company's business.

   MetLife's economic capital model aligns segment allocated equity with emerging standards and consistent risk principles. The model applies statistics-based risk evaluation principles to the material risks to which the Company is exposed. These consistent risk principles include calibrating required economic capital shock factors to a specific confidence level and time horizon and applying an industry standard method for the inclusion of diversification benefits among risk types.

   Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, operating earnings or income
 (loss) from continuing operations, net of income tax.

   Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                                  Operating Earnings
                                                         -------------------------------------
                                                                  Corporate
                                                                   Benefit  Corporate                         Total
Year Ended December 31, 2013                              Retail   Funding   & Other   Total   Adjustments Consolidated
-------------------------------------------------------- -------- --------- --------- -------- ----------- ------------
                                                                                 (In millions)
Revenues
Premiums................................................ $    387  $   184   $    35  $    606 $       --   $      606
Universal life and investment-type product policy fees..    2,155       35        --     2,190        146        2,336
Net investment income...................................    1,614    1,162       112     2,888       (36)        2,852
Other revenues..........................................      587        5        --       592         --          592
Net investment gains (losses)...........................       --       --        --        --         82           82
Net derivative gains (losses)...........................       --       --        --        --    (1,052)      (1,052)
                                                         --------  -------   -------  -------- ----------   ----------
  Total revenues........................................    4,743    1,386       147     6,276      (860)        5,416
                                                         --------  -------   -------  -------- ----------   ----------
Expenses
Policyholder benefits and claims........................      737      749        14     1,500        207        1,707
Interest credited to policyholder account balances......      906      136        --     1,042        (5)        1,037
Goodwill impairment.....................................       --       --        --        --         66           66
Capitalization of DAC...................................    (475)      (2)      (27)     (504)         --        (504)
Amortization of DAC and VOBA............................      552        5         1       558      (508)           50
Interest expense on debt................................       --       --        68        68        122          190
Other expenses..........................................    1,816       36        71     1,923         --        1,923
                                                         --------  -------   -------  -------- ----------   ----------
  Total expenses........................................    3,536      924       127     4,587      (118)        4,469
                                                         --------  -------   -------  -------- ----------   ----------
Provision for income tax expense (benefit)..............      395      162      (86)       471      (244)          227
                                                         --------  -------   -------  -------- ----------   ----------
Operating earnings...................................... $    812  $   300   $   106     1,218
                                                         ========  =======   =======
Adjustments to:.........................................
  Total revenues........................................                                 (860)
  Total expenses........................................                                   118
  Provision for income tax (expense) benefit............                                   244
                                                                                      --------
Income (loss) from continuing operations, net of income
 tax....................................................                              $    720              $      720
                                                                                      ========              ==========

                                            Corporate
                                             Benefit  Corporate &
   At December 31, 2013            Retail    Funding     Other      Total
   ----------------------------- ---------- --------- ----------- ----------
                                                (In millions)
   Total assets................. $  146,515 $  30,822  $  10,702  $  188,039
   Separate account assets...... $   95,692 $   2,088  $      --  $   97,780
   Separate account liabilities. $   95,692 $   2,088  $      --  $   97,780

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                                   Operating Earnings
                                                         ---------------------------------------
                                                                  Corporate
                                                                   Benefit  Corporate &                         Total
Year Ended December 31, 2012                              Retail   Funding     Other     Total   Adjustments Consolidated
-------------------------------------------------------- -------- --------- ----------- -------- ----------- ------------
                                                                                  (In millions)
Revenues
Premiums................................................ $    498 $    629   $    134   $  1,261 $       --  $     1,261
Universal life and investment-type product policy fees..    2,081       29         14      2,124        137        2,261
Net investment income...................................    1,525    1,167        185      2,877         75        2,952
Other revenues..........................................      505        6         --        511         --          511
Net investment gains (losses)...........................       --       --         --         --        152          152
Net derivative gains (losses)...........................       --       --         --         --      1,003        1,003
                                                         -------- --------   --------   -------- ----------  -----------
  Total revenues........................................    4,609    1,831        333      6,773      1,367        8,140
                                                         -------- --------   --------   -------- ----------  -----------
Expenses
Policyholder benefits and claims........................      738    1,161        128      2,027        362        2,389
Interest credited to policyholder account balances......      943      162         --      1,105         42        1,147
Goodwill impairment.....................................       --       --         --         --        394          394
Capitalization of DAC...................................    (848)      (5)       (33)      (886)         --        (886)
Amortization of DAC and VOBA............................      666       10          2        678        357        1,035
Interest expense on debt................................       --       --         68         68        163          231
Other expenses..........................................    2,229       39         66      2,334          6        2,340
                                                         -------- --------   --------   -------- ----------  -----------
  Total expenses........................................    3,728    1,367        231      5,326      1,324        6,650
                                                         -------- --------   --------   -------- ----------  -----------
Provision for income tax expense (benefit)..............      332      162       (30)        464       (92)          372
                                                         -------- --------   --------   --------             -----------
Operating earnings...................................... $    549 $    302   $    132        983
                                                         ======== ========   ========
Adjustments to:
  Total revenues........................................                                   1,367
  Total expenses........................................                                 (1,324)
  Provision for income tax (expense) benefit............                                      92
                                                                                        --------
Income (loss) from continuing operations, net of income
 tax....................................................                                $  1,118             $     1,118
                                                                                        ========             ===========

                                             Corporate
                                              Benefit  Corporate
    At December 31, 2012            Retail    Funding   & Other    Total
    ----------------------------- ---------- --------- --------- ----------
                                                (In millions)

    Total assets................. $  136,074  $33,140  $  15,323 $  184,537
    Separate account assets...... $   84,106  $ 2,008  $      -- $   86,114
    Separate account liabilities. $   84,106  $ 2,008  $      -- $   86,114

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)

                                                                    Operating Earnings
                                                         -----------------------------------------
                                                                    Corporate
                                                                     Benefit  Corporate                           Total
Year Ended December 31, 2011                               Retail    Funding   & Other    Total    Adjustments Consolidated
-------------------------------------------------------- ---------- --------- --------- ---------- ----------- ------------
                                                                                   (In millions)
Revenues
Premiums................................................ $      710  $  1,071  $     47 $    1,828 $        --  $     1,828
Universal life and investment-type product policy fees..      1,764        34        36      1,834         122        1,956
Net investment income...................................      1,423     1,175       181      2,779         295        3,074
Other revenues..........................................        502         5         1        508          --          508
Net investment gains (losses)...........................         --        --        --         --          35           35
Net derivative gains (losses)...........................         --        --        --         --       1,096        1,096
                                                         ----------  --------  -------- ---------- -----------  -----------
  Total revenues........................................      4,399     2,285       265      6,949       1,548        8,497
                                                         ----------  --------  -------- ---------- -----------  -----------
Expenses
Policyholder benefits and claims........................        896     1,598        46      2,540         120        2,660
Interest credited to policyholder account balances......        988       180        --      1,168          21        1,189
Goodwill impairment.....................................         --        --        --         --          --           --
Capitalization of DAC...................................    (1,301)       (7)      (57)    (1,365)          --      (1,365)
Amortization of DAC and VOBA............................        791         4         6        801         358        1,159
Interest expense on debt................................         --        --        67         67         322          389
Other expenses..........................................      2,568        42       163      2,773          25        2,798
                                                         ----------  --------  -------- ---------- -----------  -----------
  Total expenses........................................      3,942     1,817       225      5,984         846        6,830
                                                         ----------  --------  -------- ---------- -----------  -----------
Provision for income tax expense (benefit)..............        161       164      (70)        255         238          493
                                                         ----------  --------  -------- ----------              -----------
Operating earnings...................................... $      296  $    304  $    110        710
                                                         ==========  ========  ========
Adjustments to:
  Total revenues........................................                                     1,548
  Total expenses........................................                                     (846)
  Provision for income tax (expense) benefit............                                     (238)
                                                                                        ----------
Income (loss) from continuing operations, net of income
 tax....................................................                                $    1,174              $     1,174
                                                                                        ==========              ===========

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                           Years Ended December 31,
                                          --------------------------
                                            2013     2012     2011
                                          -------- -------- --------
                                                (In millions)
           Life insurance (1)............ $  3,528 $  4,026 $  4,285
           Accident and health insurance.        6        7        7
                                          -------- -------- --------
            Total........................ $  3,534 $  4,033 $  4,292
                                          ======== ======== ========

--------

(1) Includes annuities and corporate benefit funding products.

  Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2013, 2012 and 2011.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


  The following table presents total premiums, universal life and investment-type product policy fees and other revenues associated with the Company's U.S. and foreign operations:

                                    Years Ended December 31,
                                   --------------------------
                                     2013     2012     2011
                                   -------- -------- --------
                                         (In millions)
                  U.S............. $  3,442 $  3,329 $  3,222
                  Foreign:
                   United Kingdom.       92      556      986
                   Other (1)......       --      148       84
                                   -------- -------- --------
                     Total........ $  3,534 $  4,033 $  4,292
                                   ======== ======== ========

--------

(1)See Note 3 for information on the disposition of a subsidiary.

3. Dispositions

Disposition

  In June 2012, the Company distributed all of the issued and outstanding shares of common stock of its wholly-owned subsidiary, MetLife Europe Limited ("MetLife Europe") to its stockholders as an in-kind dividend. The net book value of MetLife Europe at the time of the dividend was $290 million which was recorded as a dividend of retained earnings of $347 million and an increase to OCI of $57 million, net of income tax. As of the date of dividend, the Company no longer consolidates the assets, liabilities and operations of MetLife Europe. The net income of MetLife Europe was not material to the Company for the periods prior to the dividend. The results of MetLife Europe were reported in Corporate & Other. See Note 2 for a discussion of Corporate & Other.

Discontinued Operations

  The following table summarizes the amounts that have been reflected as discontinued operations in the consolidated statements of operations. Income
(loss) from discontinued operations includes real estate classified as held-for-sale or sold.

                                                               Year Ended December 31, 2012
                                                               ----------------------------
                                                                      (In millions)
Total revenues................................................        $                  12
Total expenses................................................                           --
                                                                      ---------------------
Income (loss) before provision for income tax.................                           12
Provision for income tax expense (benefit)....................                            4
                                                                      ---------------------
Income (loss) from discontinued operations, net of income tax.        $                   8
                                                                      =====================

  There was no income (loss) from discontinued operations, net of income tax, for both of the years ended December 31, 2013 and 2011.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


4. Insurance

Insurance Liabilities

  Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, PABs and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                            -------------------
                                              2013      2012
                                            --------- ---------
                                               (In millions)
                 Retail.................... $  35,844 $  37,642
                 Corporate Benefit Funding.    22,222    23,766
                 Corporate & Other.........     6,542     6,289
                                            --------- ---------
                  Total.................... $  64,608 $  67,697
                                            ========= =========

  See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

  Future policy benefits are measured as follows:

  Product Type:                        Measurement Assumptions:
  ---------------------------------------------------------------------------
  Participating life                   Aggregate of net level premium
                                       reserves for death and endowment
                                       policy benefits (calculated based
                                       upon the non-forfeiture interest rate
                                       of 4%, and mortality rates guaranteed
                                       in calculating the cash surrender
                                       values described in such contracts).
  ---------------------------------------------------------------------------
  Nonparticipating life                Aggregate of the present value of
                                       expected future benefit payments and
                                       related expenses less the present
                                       value of expected future net
                                       premiums. Assumptions as to mortality
                                       and persistency are based upon the
                                       Company's experience when the basis
                                       of the liability is established.
                                       Interest rate assumptions for the
                                       aggregate future policy benefit
                                       liabilities range from 2% to 7%.
  ---------------------------------------------------------------------------
  Individual and group traditional     Present value of expected future
  fixed annuities after annuitization  payments. Interest rate assumptions used in establishing such liabilities
                                       range from 4% to 8%.
  ---------------------------------------------------------------------------
  Non-medical health insurance         The net level premium method and
                                       assumptions as to future morbidity,
                                       withdrawals and interest, which
                                       provide a margin for adverse
                                       deviation. Interest rate assumptions
                                       used in establishing such liabilities
                                       range from 4% to 7%.
  ---------------------------------------------------------------------------
  Disabled lives                       Present value of benefits method and
                                       experience assumptions as to claim
                                       terminations, expenses and interest.
                                       Interest rate assumptions used in
                                       establishing such liabilities range
                                       from 3% to 7%.
  ---------------------------------------------------------------------------

  Participating business represented 3% and 2% of the Company's life insurance in-force at December 31, 2013 and 2012, respectively. Participating policies represented 32%, 24% and 10% of gross life insurance premiums for the years ended December 31, 2013, 2012 and 2011, respectively.

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 8%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in PABs and are further discussed in Note 8. Guarantees accounted for as insurance liabilities include:

Guarantee:                                    Measurement Assumptions:
-------------------------------------------------------------------------------------------------
GMDBs  .  A return of purchase payment upon   Present value of expected death benefits in
          death even if the account value is    excess of the projected account balance
          reduced to zero.                      recognizing the excess ratably over the
                                                accumulation period based on the present
                                                value of total expected assessments.

       .  An enhanced death benefit may be    Assumptions are consistent with those used
          available for an additional fee.      for amortizing DAC, and are thus subject to
                                                the same variability and risk.

                                              Investment performance and volatility
                                                assumptions are consistent with the historical
                                                experience of the appropriate underlying
                                                equity index, such as the S&P 500 Index.

                                              Benefit assumptions are based on the average
                                                benefits payable over a range of scenarios.
-------------------------------------------------------------------------------------------------
GMIBs  .  After a specified period of time    Present value of expected income benefits in
          determined at the time of issuance    excess of the projected account balance at
          of the variable annuity contract,     any future date of annuitization and
          a minimum accumulation of purchase    recognizing the excess ratably over the
          payments, even if the account         accumulation period based on present value
          value is reduced to zero, that can    of total expected assessments.
          be annuitized to receive a monthly
          income stream that is not less
          than a specified amount.
       .  Certain contracts also provide for  Assumptions are consistent with those used
          a guaranteed lump sum return of       for estimating GMDB liabilities.
          purchase premium in lieu of the
          annuitization benefit.

                                              Calculation incorporates an assumption for
                                                the percentage of the potential annuitizations
                                                that may be elected by the contractholder.
-------------------------------------------------------------------------------------------------
GMWBs. .  A return of purchase payment via    Expected value of the life contingent
          partial withdrawals, even if the      payments and expected assessments using
          account value is reduced to zero,     assumptions consistent with those used for
          provided that cumulative              estimating the GMDB liabilities.
          withdrawals in a contract year do
          not exceed a certain limit.

       .  Certain contracts include
          guaranteed withdrawals that are
          life contingent.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                    Universal and
                                                    Variable Life
                                  Annuity Contracts   Contracts
                                  ----------------- -------------
                                                      Secondary
                                   GMDBs    GMIBs    Guarantees     Total
                                  -------- -------- ------------- ---------
                                                (In millions)
    Direct
    Balance at January 1, 2011... $     79 $    281     $     896 $   1,256
    Incurred guaranteed benefits.       84      128           140       352
    Paid guaranteed benefits.....     (25)       --            --      (25)
                                  -------- --------     --------- ---------
    Balance at December 31, 2011.      138      409         1,036     1,583
    Incurred guaranteed benefits.      108      402           332       842
    Paid guaranteed benefits.....     (29)       --            --      (29)
                                  -------- --------     --------- ---------
    Balance at December 31, 2012.      217      811         1,368     2,396
    Incurred guaranteed benefits.      155      127           415       697
    Paid guaranteed benefits.....     (17)       --            --      (17)
                                  -------- --------     --------- ---------
    Balance at December 31, 2013. $    355 $    938     $   1,783 $   3,076
                                  ======== ========     ========= =========
    Ceded
    Balance at January 1, 2011... $     76 $     97     $     657 $     830
    Incurred guaranteed benefits.       59       42           110       211
    Paid guaranteed benefits.....     (21)       --            --      (21)
                                  -------- --------     --------- ---------
    Balance at December 31, 2011.      114      139           767     1,020
    Incurred guaranteed benefits.       56      129           267       452
    Paid guaranteed benefits.....     (25)       --            --      (25)
                                  -------- --------     --------- ---------
    Balance at December 31, 2012.      145      268         1,034     1,447
    Incurred guaranteed benefits.       85       31           334       450
    Paid guaranteed benefits.....     (15)       --            --      (15)
                                  -------- --------     --------- ---------
    Balance at December 31, 2013. $    215 $    299     $   1,368 $   1,882
                                  ======== ========     ========= =========
    Net
    Balance at January 1, 2011... $      3 $    184     $     239 $     426
    Incurred guaranteed benefits.       25       86            30       141
    Paid guaranteed benefits.....      (4)       --            --       (4)
                                  -------- --------     --------- ---------
    Balance at December 31, 2011.       24      270           269       563
    Incurred guaranteed benefits.       52      273            65       390
    Paid guaranteed benefits.....      (4)       --            --       (4)
                                  -------- --------     --------- ---------
    Balance at December 31, 2012.       72      543           334       949
    Incurred guaranteed benefits.       70       96            81       247
    Paid guaranteed benefits.....      (2)       --            --       (2)
                                  -------- --------     --------- ---------
    Balance at December 31, 2013. $    140 $    639     $     415 $   1,194
                                  ======== ========     ========= =========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                       -------------------
                                         2013      2012
                                       --------- ---------
                                          (In millions)
                      Fund Groupings:
                      Equity.......... $  46,559 $  39,113
                      Balanced........    41,894    37,528
                      Bond............     4,270     4,678
                      Money Market....       789       879
                                       --------- ---------
                       Total.......... $  93,512 $  82,198
                                       ========= =========

  Based on the type of guarantee, the Company defines net amount at risk ("NAR") as listed below.

 Variable Annuity Guarantees

  In the Event of Death

    Defined as the death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

  At Annuitization

    Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

 Universal and Variable Life Contracts

   Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

   The amounts in the table below include direct business, but exclude offsets from hedging or reinsurance, if any. See Note 6 for a discussion of certain living and death benefit guarantees which have been reinsured. Therefore, the NARs presented below reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


   Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows at:

                                                               December 31,
                                         ---------------------------------------------------------
                                                     2013                         2012
                                         ---------------------------- ----------------------------
                                             In the          At           In the          At
                                         Event of Death Annuitization Event of Death Annuitization
                                         -------------- ------------- -------------- -------------
                                                               (In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value............  $   100,420    $    57,041   $    89,671    $    51,411
Separate account value..................  $    95,637    $    55,805   $    84,106    $    49,778
Net amount at risk......................  $     2,230    $       562   $     3,117    $     2,316
Average attained age of contractholders.     64 years       64 years      63 years       63 years

                                                        December 31,
                                                   -----------------------
                                                      2013        2012
                                                   ----------- -----------
                                                    Secondary Guarantees
                                                   -----------------------
                                                        (In millions)
     Universal and Variable Life Contracts (1)
     Account value (general and separate account). $     6,360 $     5,812
     Net amount at risk........................... $    91,264 $    86,468
     Average attained age of policyholders........    58 years    58 years

--------

(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

Obligations Under Funding Agreements

  The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2013, 2012 and 2011, the Company issued $10.9 billion, $10.3 billion and $12.5 billion, respectively, and repaid $11.7 billion, $9.6 billion and $13.4 billion, respectively, of such funding agreements. At December 31, 2013 and 2012, liabilities for funding agreements outstanding, which are included in PABs, were $5.3 billion and $6.1 billion, respectively.

  MetLife Insurance Company of Connecticut and MLI-USA, are members of regional banks in the Federal Home Loan Bank ("FHLB") system ("FHLBanks"). Holdings of common stock of FHLBanks, included in equity securities, were as follows at:

                                           December 31,
                                       ---------------------
                                          2013       2012
                                       ---------- ----------
                                           (In millions)
                   FHLB of Boston..... $       64 $       67
                   FHLB of Pittsburgh. $       20 $       11

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


  The Company has also entered into funding agreements with FHLBanks and the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. ("Farmer Mac"). The liability for such funding agreements is included in PABs. Information related to such funding agreements was as follows at:

                                    Liability           Collateral
                               ------------------- ---------------------
                                             December 31,
                               -----------------------------------------
                                 2013      2012       2013       2012
                               --------- --------- ---------- ----------
                                             (In millions)
       FHLB of Boston (1)..... $     450 $     450 $  808 (2) $  537 (2)
       Farmer Mac (3)......... $     200 $     200 $      230 $      230
       FHLB of Pittsburgh (1). $     200 $      -- $  602 (2) $  595 (2)

--------

(1)Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank's recovery on the collateral is limited to the amount of the Company's liability to such FHLBank.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


Liabilities for Unpaid Claims and Claim Expenses

  Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                            Years Ended December 31,
                                           --------------------------
                                             2013     2012     2011
                                           -------- -------- --------
                                                 (In millions)
          Balance at January 1,........... $  1,216 $  1,079 $    978
           Less: Reinsurance recoverables.    1,124      980      878
                                           -------- -------- --------
          Net balance at January 1,.......       92       99      100
                                           -------- -------- --------
          Incurred related to:
           Current year...................        5        5        5
           Prior years (1)................        4      (2)        4
                                           -------- -------- --------
             Total incurred...............        9        3        9
                                           -------- -------- --------
          Paid related to:
           Current year...................       --       --       --
           Prior years....................     (11)     (10)     (10)
                                           -------- -------- --------
             Total paid...................     (11)     (10)     (10)
                                           -------- -------- --------
          Net balance at December 31,.....       90       92       99
           Add: Reinsurance recoverables..    1,235    1,124      980
                                           -------- -------- --------
          Balance at December 31,......... $  1,325 $  1,216 $  1,079
                                           ======== ======== ========

--------

(1)During 2013, 2012 and 2011, claims and claim adjustment expenses associated with prior years changed due to differences between the actual benefits paid and expected benefits owed during those periods.

Separate Accounts

  Separate account assets and liabilities primarily include pass-through separate accounts totaling $97.6 billion and $85.9 billion at December 31, 2013 and 2012, respectively, for which the policyholder assumes all investment risk.

  For the years ended December 31, 2013, 2012 and 2011, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles

  See Note 1 for a description of capitalized acquisition costs.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5.Deferred Policy Acquisition Costs, Value of Business Acquired and Other
  Policy-Related Intangibles (continued)


Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the historic actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5.Deferred Policy Acquisition Costs, Value of Business Acquired and Other
  Policy-Related Intangibles (continued)

cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5.Deferred Policy Acquisition Costs, Value of Business Acquired and Other
  Policy-Related Intangibles (continued)


  Information regarding DAC and VOBA was as follows:

                                                                    Years Ended December 31,
                                                                  ----------------------------
                                                                    2013      2012      2011
                                                                  --------  --------  --------
                                                                          (In millions)
DAC
Balance at January 1,............................................ $  3,079  $  3,215  $  2,718
Capitalizations..................................................      504       886     1,365
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).      484      (331)     (339)
 Other expenses..................................................     (404)     (513)     (477)
                                                                  --------  --------  --------
   Total amortization............................................       80      (844)     (816)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................       80       (19)      (49)
Disposition and other (1), (2)...................................      138      (159)       (3)
                                                                  --------  --------  --------
Balance at December 31,..........................................    3,881     3,079     3,215
                                                                  --------  --------  --------
VOBA
Balance at January 1,............................................      667     1,006     1,686
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).        5        --       (29)
 Other expenses..................................................     (135)     (191)     (314)
                                                                  --------  --------  --------
   Total amortization............................................     (130)     (191)     (343)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................      312      (148)     (337)
                                                                  --------  --------  --------
Balance at December 31,..........................................      849       667     1,006
                                                                  --------  --------  --------
Total DAC and VOBA
Balance at December 31,.......................................... $  4,730  $  3,746  $  4,221
                                                                  ========  ========  ========

--------

(1)The year ended December 31, 2013 includes $138 million that was reclassified to DAC from premiums, reinsurance and other receivables. The amounts reclassified relate to an affiliated reinsurance agreement accounted for using the deposit method of accounting and represent the DAC amortization on the expense allowances ceded on the agreement from inception. These amounts were previously included in the calculated value of the deposit receivable on this agreement and recorded within premiums, reinsurance and other receivables.

(2)See Note 3 for information on the disposition of a subsidiary.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5.Deferred Policy Acquisition Costs, Value of Business Acquired and Other
  Policy-Related Intangibles (continued)


  Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                             -----------------
                                               2013     2012
                                             -------- --------
                                               (In millions)
                  Retail.................... $  4,698 $  3,738
                  Corporate Benefit Funding.        6        8
                  Corporate & Other.........       26       --
                                             -------- --------
                   Total.................... $  4,730 $  3,746
                                             ======== ========

  Information regarding other policy-related intangibles was as follows:

                                          Years Ended December 31,
                                          -----------------------
                                           2013     2012    2011
                                          -------  ------- -------
                                               (In millions)
              Deferred Sales Inducements
              Balance at January 1,...... $   509  $   535 $   537
              Capitalization.............       6       21      79
              Amortization...............    (32)     (47)    (81)
                                          -------  ------- -------
              Balance at December 31,.... $   483  $   509 $   535
                                          =======  ======= =======
              VODA and VOCRA
              Balance at January 1,...... $   175  $   190 $   203
              Amortization...............    (16)     (15)    (13)
                                          -------  ------- -------
              Balance at December 31,.... $   159  $   175 $   190
                                          =======  ======= =======
              Accumulated amortization... $    81  $    65 $    50
                                          =======  ======= =======

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                              VOBA      VODA and VOCRA
                                         -------------- --------------
                                                 (In millions)
          2014.......................... $          176 $          17
          2015.......................... $          141 $          17
          2016.......................... $          114 $          15
          2017.......................... $           94 $          14
          2018.......................... $           78 $          13

6. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 7.

Retail

  The Company's Retail Annuities business reinsures 100% of the living and death benefit guarantees issued in connection with most of its variable annuities issued since 2006 to an affiliated reinsurer and certain portions of the living and death benefit guarantees issued in connection with its variable annuities issued prior to 2006 to affiliated and unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its fixed annuities to an affiliated reinsurer. The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  For its Retail Life & Other insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 100% of the mortality risk in excess of $100,000 per life for most new policies and reinsures up to 100% of the mortality risk for certain other policies. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company also reinsures the risk associated with secondary death benefit guarantees on certain universal life insurance policies to affiliates. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate Benefit Funding

  The Company's Corporate Benefit Funding segment has periodically engaged in reinsurance activities, on an opportunistic basis. The impact of these activities on the financial results of this segment has not been significant and there were no additional transactions during the periods presented.

Corporate & Other

  The Company also reinsures, through 100% quota share reinsurance agreements, certain run-off LTC and workers' compensation business written by the Company.

Catastrophe Coverage

  The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


Reinsurance Recoverables

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2013 and 2012, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.0 billion and $2.2 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2013 and 2012, respectively.

  At December 31, 2013, the Company had $7.5 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.7 billion, or 89%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.2 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2012, the Company had $7.2 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.5 billion, or 90%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.4 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


  The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                  Years Ended December 31,
                                                                ----------------------------
                                                                  2013      2012      2011
                                                                --------  --------  --------
                                                                        (In millions)
Premiums
 Direct premiums............................................... $  1,561  $  2,063  $  2,429
 Reinsurance assumed...........................................       10        11         7
 Reinsurance ceded.............................................     (965)     (813)     (608)
                                                                --------  --------  --------
   Net premiums................................................ $    606  $  1,261  $  1,828
                                                                ========  ========  ========
Universal life and investment-type product policy fees
 Direct universal life and investment-type product policy fees. $  3,248  $  2,972  $  2,572
 Reinsurance assumed...........................................       84        87        92
 Reinsurance ceded.............................................     (996)     (798)     (708)
                                                                --------  --------  --------
   Net universal life and investment-type product policy fees.. $  2,336  $  2,261  $  1,956
                                                                ========  ========  ========
Other revenues
 Direct other revenues......................................... $    259  $    231  $    209
 Reinsurance assumed...........................................       --        --        --
 Reinsurance ceded.............................................      333       280       299
                                                                --------  --------  --------
   Net other revenues.......................................... $    592  $    511  $    508
                                                                ========  ========  ========
Policyholder benefits and claims
 Direct policyholder benefits and claims....................... $  3,732  $  4,139  $  4,277
 Reinsurance assumed...........................................       15        23        20
 Reinsurance ceded.............................................   (2,040)   (1,773)   (1,637)
                                                                --------  --------  --------
   Net policyholder benefits and claims........................ $  1,707  $  2,389  $  2,660
                                                                ========  ========  ========
Interest credited to policyholder account balances
 Direct interest credited to policyholder account balances..... $  1,089  $  1,185  $  1,206
 Reinsurance assumed...........................................       73        71        68
 Reinsurance ceded.............................................     (125)     (109)      (85)
                                                                --------  --------  --------
   Net interest credited to policyholder account balances...... $  1,037  $  1,147  $  1,189
                                                                ========  ========  ========
Other expenses
 Direct other expenses......................................... $  1,568  $  2,562  $  2,781
 Reinsurance assumed...........................................       28        33        48
 Reinsurance ceded.............................................       63       125       152
                                                                --------  --------  --------
   Net other expenses.......................................... $  1,659  $  2,720  $  2,981
                                                                ========  ========  ========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


  The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                December 31,
                              ---------------------------------------------------------------------------------
                                                2013                                     2012
                              ---------------------------------------- ----------------------------------------
                                                               Total                                    Total
                                                              Balance                                  Balance
                                Direct   Assumed    Ceded      Sheet     Direct   Assumed    Ceded      Sheet
                              ---------- -------- ---------  --------- ---------- -------- ---------  ---------
                                                                (In millions)
Assets
Premiums, reinsurance and
 other receivables........... $      221 $     28 $  20,360  $  20,609 $      396 $     35 $  21,496  $  21,927
Deferred policy acquisition
 costs and value of business
 acquired....................      5,191      123      (584)     4,730      4,264      121      (639)     3,746
                              ---------- -------- ---------  --------- ---------- -------- ---------  ---------
  Total assets............... $    5,412 $    151 $  19,776  $  25,339 $    4,660 $    156 $  20,857  $  25,673
                              ========== ======== =========  ========= ========== ======== =========  =========
Liabilities
Other policy-related
 balances.................... $      712 $  1,641 $     811  $   3,164 $      691 $  1,592 $     855  $   3,138
Other liabilities............      1,257       10     5,509      6,776      1,396       11     5,140      6,547
                              ---------- -------- ---------  --------- ---------- -------- ---------  ---------
  Total liabilities.......... $    1,969 $  1,651 $   6,320  $   9,940 $    2,087 $  1,603 $   5,995  $   9,685
                              ========== ======== =========  ========= ========== ======== =========  =========

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $4.6 billion and $4.7 billion at December 31, 2013 and 2012, respectively. There were no deposit liabilities on reinsurance at both December 31, 2013 and 2012.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, Exeter, General American Life Insurance Company, MLIIC, MetLife Reinsurance Company of Vermont and MetLife Reinsurance Company of Delaware ("MRD"), all of which are related parties.

  Information regarding the significant effects of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                                Years Ended December 31,
                                                               -------------------------
                                                                 2013     2012     2011
                                                               -------  -------  -------
                                                                     (In millions)
Premiums
 Reinsurance assumed.......................................... $    10  $    11  $     7
 Reinsurance ceded............................................    (638)    (478)    (286)
                                                               -------  -------  -------
   Net premiums............................................... $  (628) $  (467) $  (279)
                                                               =======  =======  =======
Universal life and investment-type product policy fees
 Reinsurance assumed.......................................... $    84  $    87  $    92
 Reinsurance ceded............................................    (585)    (444)    (400)
                                                               -------  -------  -------
   Net universal life and investment-type product policy fees. $  (501) $  (357) $  (308)
                                                               =======  =======  =======
Other revenues
 Reinsurance assumed.......................................... $    --  $    --  $    --
 Reinsurance ceded............................................     332      280      299
                                                               -------  -------  -------
   Net other revenues......................................... $   332  $   280  $   299
                                                               =======  =======  =======
Policyholder benefits and claims
 Reinsurance assumed.......................................... $    13  $    21  $    18
 Reinsurance ceded............................................    (800)    (780)    (484)
                                                               -------  -------  -------
   Net policyholder benefits and claims....................... $  (787) $  (759) $  (466)
                                                               =======  =======  =======
Interest credited to policyholder account balances
 Reinsurance assumed.......................................... $    73  $    71  $    68
 Reinsurance ceded............................................    (125)    (109)     (84)
                                                               -------  -------  -------
   Net interest credited to policyholder account balances..... $   (52) $   (38) $   (16)
                                                               =======  =======  =======
Other expenses
 Reinsurance assumed.......................................... $    28  $    33  $    48
 Reinsurance ceded............................................      92      157      204
                                                               -------  -------  -------
   Net other expenses......................................... $   120  $   190  $   252
                                                               =======  =======  =======

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                      December 31,
                                                         --------------------------------------
                                                                2013                2012
                                                         ------------------  ------------------
                                                         Assumed    Ceded    Assumed    Ceded
                                                         -------- ---------  -------- ---------
                                                                      (In millions)
Assets
Premiums, reinsurance and other receivables............. $     28 $  12,710  $     35 $  14,171
Deferred policy acquisition costs and value of business
  acquired..............................................      122      (579)      121      (642)
                                                         -------- ---------  -------- ---------
 Total assets........................................... $    150 $  12,131  $    156 $  13,529
                                                         ======== =========  ======== =========
Liabilities
Other policy-related balances........................... $  1,640 $     811  $  1,592 $     855
Other liabilities.......................................        9     5,260        10     4,894
                                                         -------- ---------  -------- ---------
 Total liabilities...................................... $  1,649 $   6,071  $  1,602 $   5,749
                                                         ======== =========  ======== =========

  Effective October 1, 2012, MLI-USA entered into a reinsurance agreement to cede two blocks of business to MRD, on a 90% coinsurance with funds withheld basis. The agreement covers certain term and certain universal life policies issued in 2012 by MLI-USA and was amended in 2013 to include certain term and universal life policies issued by MLI-USA through December 31, 2013. The agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $917 million and $407 million at December 31, 2013 and 2012, respectively. MLI-USA also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $798 million and $438 million at December 31, 2013 and 2012, respectively. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and was ($14) million and $6 million at December 31, 2013 and 2012, respectively. The Company's consolidated statements of operations reflected a loss for this agreement of $50 million and $37 million for the years ended December 31, 2013 and 2012, respectively, which included net derivative gains (losses) of $20 million and ($6) million for the years ended December 31, 2013 and 2012, respectively, related to the embedded derivative.

  The Company ceded risks to affiliates related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were assets of $912 million and $3.6 billion at December 31, 2013 and 2012, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($3.0) billion, $524 million, and $1.6 billion for the years ended December 31, 2013, 2012 and 2011, respectively.

  MLI-USA ceded two blocks of business to an affiliate on a 90% coinsurance with funds withheld basis. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)

funds withheld associated with this reinsurance agreement is included within other liabilities and increased the funds withheld balance by $48 million and $546 million at December 31, 2013 and 2012, respectively. Net derivative gains (losses) associated with the embedded derivatives were $498 million, ($107) million and ($434) million for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $5.9 billion and $6.1 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2013 and 2012, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $4.4 billion and $4.6 billion at December 31, 2013 and 2012, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2013 and 2012.

7. Investments

  See Note 9 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, ABS and commercial mortgage-backed securities ("CMBS").

                                               December 31, 2013                             December 31, 2012
                                 --------------------------------------------- ---------------------------------------------
                                               Gross Unrealized                              Gross Unrealized
                                  Cost or  ------------------------- Estimated  Cost or  ------------------------- Estimated
                                 Amortized          Temporary  OTTI    Fair    Amortized          Temporary  OTTI    Fair
                                   Cost     Gains    Losses   Losses   Value     Cost     Gains    Losses   Losses   Value
                                 --------- -------- --------- ------ --------- --------- -------- --------- ------ ---------
                                                                        (In millions)
Fixed maturity securities
U.S. corporate.................. $  15,779 $  1,130 $     207 $  --  $  16,702 $  16,914 $  2,063 $      82 $  --  $  18,895
Foreign corporate...............     8,111      485        79    --      8,517     8,618      853        26    --      9,445
U.S. Treasury and agency........     8,188      334       228    --      8,294     7,678    1,186        --    --      8,864
RMBS............................     4,587      201        59    41      4,688     5,492      360        50    64      5,738
State and political subdivision.     2,147      139        62    --      2,224     2,002      354        27    --      2,329
ABS.............................     2,081       32        12    --      2,101     2,204       67        18    --      2,253
CMBS............................     1,546       62         4    --      1,604     2,221      141         6    --      2,356
Foreign government..............     1,038      103        19    --      1,122       876      214         2    --      1,088
                                 --------- -------- --------- -----  --------- --------- -------- --------- -----  ---------
 Total fixed maturity
  securities.................... $  43,477 $  2,486 $     670 $  41  $  45,252 $  46,005 $  5,238 $     211 $  64  $  50,968
                                 ========= ======== ========= =====  ========= ========= ======== ========= =====  =========
Equity securities
Non-redeemable preferred
 stock.......................... $     236 $      9 $      28 $  --  $     217 $     151 $     11 $      22 $  --  $     140
Common stock....................       161       40        --    --        201       160       18         1    --        177
                                 --------- -------- --------- -----  --------- --------- -------- --------- -----  ---------
 Total equity securities........ $     397 $     49 $      28 $  --  $     418 $     311 $     29 $      23 $  --  $     317
                                 ========= ======== ========= =====  ========= ========= ======== ========= =====  =========

   The Company held non-income producing fixed maturity securities with an estimated fair value of $30 million and $22 million with unrealized gains (losses) of $6 million and $3 million at December 31, 2013 and 2012, respectively.

 Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

   Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


 Maturities of Fixed Maturity Securities

   The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                         December 31,
                                            ---------------------------------------
                                                   2013                2012
                                            ------------------- -------------------
                                                      Estimated           Estimated
                                            Amortized   Fair    Amortized   Fair
                                              Cost      Value     Cost      Value
                                            --------- --------- --------- ---------
                                                         (In millions)
Due in one year or less.................... $   2,934 $   2,966 $   4,831 $   4,875
Due after one year through five years......     8,895     9,301     8,646     9,192
Due after five years through ten years.....     7,433     7,970     7,967     8,960
Due after ten years........................    16,001    16,622    14,644    17,594
                                            --------- --------- --------- ---------
   Subtotal................................    35,263    36,859    36,088    40,621
Structured securities (RMBS, ABS and CMBS).     8,214     8,393     9,917    10,347
                                            --------- --------- --------- ---------
       Total fixed maturity securities..... $  43,477 $  45,252 $  46,005 $  50,968
                                            ========= ========= ========= =========

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, ABS and CMBS are shown separately, as they are not due at a single maturity.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                              December 31, 2013                         December 31, 2012
                                  ----------------------------------------- -----------------------------------------
                                                       Equal to or Greater                       Equal to or Greater
                                  Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                                  -------------------- -------------------- -------------------- --------------------
                                  Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                    Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                    Value     Losses     Value     Losses     Value     Losses     Value     Losses
                                  --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                      (In millions, except number of securities)
Fixed maturity securities
U.S. corporate................... $   2,526  $   141   $    470    $   66   $    784    $   16   $    621    $   66
Foreign corporate................     1,520       70        135         9        494         8        203        18
U.S. Treasury and agency.........     3,825      228         --        --        200        --         --        --
RMBS.............................       996       35        457        65         62         6        781       108
State and political subdivision..       630       44         64        18         44         2         55        25
ABS..............................       680        5        104         7        208         1        266        17
CMBS.............................       143        4          7        --         59         1        101         5
Foreign government...............       264       19          1        --        116         2         --        --
                                  ---------  -------   --------    ------   --------    ------   --------    ------
  Total fixed maturity
   securities.................... $  10,584  $   546   $  1,238    $  165   $  1,967    $   36   $  2,027    $  239
                                  =========  =======   ========    ======   ========    ======   ========    ======
Equity securities
Non-redeemable preferred
 stock........................... $     105  $    21   $     33    $    7   $     --    $   --   $     50    $   22
Common stock.....................         3       --          7        --         10         1          7        --
                                  ---------  -------   --------    ------   --------    ------   --------    ------
  Total equity securities........ $     108  $    21   $     40    $    7   $     10    $    1   $     57    $   22
                                  =========  =======   ========    ======   ========    ======   ========    ======
Total number of securities in an
 unrealized loss position........     1,081                 297                  327                  420
                                  =========            ========             ========             ========

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)

  natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

   . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired at December 31, 2013. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), and changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities increased $436 million during the year ended December 31, 2013 from $275 million to $711 million. The increase in gross unrealized losses for the year ended December 31, 2013, was primarily attributable to an increase in interest rates, partially offset by narrowing credit spreads.

    At December 31, 2013, $61 million of the total $711 million of gross unrealized losses were from 18 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

  Investment Grade Fixed Maturity Securities

    Of the $61 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $41 million, or 67%, are related to gross unrealized losses on 13 investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads, and with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

  Below Investment Grade Fixed Maturity Securities

    Of the $61 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $20 million, or 33%, are related to gross unrealized losses on five below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to non-agency RMBS (primarily alternative residential mortgage loans) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over unemployment levels and valuations of residential real estate supporting non-agency RMBS. Management evaluates non-agency RMBS

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)

  based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security.

  Equity Securities

    Gross unrealized losses on equity securities increased $5 million during the year ended December 31, 2013 from $23 million to $28 million. Of the $28 million, $5 million were from two equity securities with gross unrealized losses of 20% or more of cost for 12 months or greater, all of which were financial services industry investment grade non-redeemable preferred stock, of which 40% were rated A or better.

Mortgage Loans

 Mortgage Loans by Portfolio Segment

  Mortgage loans are summarized as follows at:

                                                                December 31,
                                                --------------------------------------------
                                                        2013                   2012
                                                --------------------- ----------------------
                                                  Carrying     % of     Carrying     % of
                                                    Value      Total      Value      Total
                                                ------------- ------- ------------- --------
                                                (In millions)         (In millions)
Mortgage loans:
 Commercial....................................   $  4,869      63.1%   $  5,266       57.5%
 Agricultural..................................      1,285       16.6      1,260        13.8
                                                  --------    -------   --------    --------
   Subtotal (1)................................      6,154       79.7      6,526        71.3
 Valuation allowances..........................        (34)     (0.4)        (35)      (0.4)
                                                  --------    -------   --------    --------
   Subtotal mortgage loans, net................      6,120       79.3      6,491        70.9
 Commercial mortgage loans held by CSEs -- FVO.      1,598       20.7      2,666        29.1
                                                  --------    -------   --------    --------
     Total mortgage loans, net.................   $  7,718     100.0%   $  9,157      100.0%
                                                  ========    =======   ========    ========

--------

(1)Purchases of mortgage loans were $10 million and $27 million for the years ended December 31, 2013 and 2012, respectively.

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


 Mortgage Loans and Valuation Allowance by Portfolio Segment

   The carrying value prior to valuation allowance ("recorded investment") in mortgage loans, by portfolio segment, by method of evaluation of credit loss, and the related valuation allowances, by type of credit loss, were as follows at:

                                                                     December 31,
                                            ---------------------------------------------------------------
                                                         2013                            2012
                                            ------------------------------- -------------------------------
                                            Commercial Agricultural  Total  Commercial Agricultural  Total
                                            ---------- ------------ ------- ---------- ------------ -------
                                                                     (In millions)
Mortgage loans:
 Evaluated individually for credit losses..  $    72     $     4    $    76  $    76     $    --    $    76
 Evaluated collectively for credit losses..    4,797       1,281      6,078    5,190       1,260      6,450
                                             -------     -------    -------  -------     -------    -------
   Total mortgage loans....................    4,869       1,285      6,154    5,266       1,260      6,526
                                             -------     -------    -------  -------     -------    -------
Valuation allowances:
 Specific credit losses....................        7          --          7       11          --         11
 Non-specifically identified credit losses.       23           4         27       21           3         24
                                             -------     -------    -------  -------     -------    -------
   Total valuation allowances..............       30           4         34       32           3         35
                                             -------     -------    -------  -------     -------    -------
     Mortgage loans, net of valuation
       allowance...........................  $ 4,839     $ 1,281    $ 6,120  $ 5,234     $ 1,257    $ 6,491
                                             =======     =======    =======  =======     =======    =======

 Valuation Allowance Rollforward by Portfolio Segment

   The changes in the valuation allowance, by portfolio segment, were as follows:

                                        Commercial Agricultural  Total
                                        ---------- ------------ -------
                                                 (In millions)
        Balance at January 1, 2011.....  $    84      $    3    $    87
        Provision (release)............     (26)          --       (26)
        Charge-offs, net of recoveries.       --          --         --
                                         -------      ------    -------
        Balance at December 31, 2011...       58           3         61
        Provision (release)............     (26)          --       (26)
        Charge-offs, net of recoveries.       --          --         --
                                         -------      ------    -------
        Balance at December 31, 2012...       32           3         35
        Provision (release)............      (2)           1        (1)
        Charge-offs, net of recoveries.       --          --         --
                                         -------      ------    -------
        Balance at December 31, 2013...  $    30      $    4    $    34
                                         =======      ======    =======

  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)

  value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

 Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans, were as follows at:

                                    Recorded Investment
                       ----------------------------------------------
                        Debt Service Coverage Ratios
                       ------------------------------          % of     Estimated   % of
                       > 1.20x  1.00x - 1.20x < 1.00x  Total   Total   Fair Value   Total
                       -------- ------------- ------- -------- ------ ------------- ------
                                    (In millions)                     (In millions)
December 31, 2013:
Loan-to-value ratios:
Less than 65%......... $  3,754    $  125     $  107  $  3,986  81.9%   $  4,224     82.8%
65% to 75%............      700        --         27       727   14.9        736      14.4
76% to 80%............       80        13         --        93    1.9         93       1.8
Greater than 80%......       37        26         --        63    1.3         53       1.0
                       --------    ------     ------  -------- ------   --------    ------
 Total................ $  4,571    $  164     $  134  $  4,869 100.0%   $  5,106    100.0%
                       ========    ======     ======  ======== ======   ========    ======
December 31, 2012:
Loan-to-value ratios:
Less than 65%......... $  3,888    $  106     $   89  $  4,083  77.5%   $  4,459     78.5%
65% to 75%............      626        32         27       685   13.0        711      12.5
76% to 80%............      343         8         57       408    7.8        428       7.6
Greater than 80%......       39        28         23        90    1.7         81       1.4
                       --------    ------     ------  -------- ------   --------    ------
 Total................ $  4,896    $  174     $  196  $  5,266 100.0%   $  5,679    100.0%
                       ========    ======     ======  ======== ======   ========    ======

 Credit Quality of Agricultural Mortgage Loans

   The credit quality of agricultural mortgage loans, were as follows at:

                                             December 31,
                             ---------------------------------------------
                                      2013                   2012
                             ---------------------- ----------------------
                               Recorded     % of      Recorded     % of
                              Investment    Total    Investment    Total
                             ------------- -------- ------------- --------
                             (In millions)          (In millions)
      Loan-to-value ratios:
      Less than 65%.........   $  1,215       94.6%   $  1,184       94.0%
      65% to 75%............         70         5.4         76         6.0
                               --------    --------   --------    --------
       Total................   $  1,285      100.0%   $  1,260      100.0%
                               ========    ========   ========    ========

   The estimated fair value of agricultural mortgage loans was $1.3 billion at both December 31, 2013 and 2012.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


 Past Due and Interest Accrual Status of Mortgage Loans

  The Company has a high quality, well performing, mortgage loan portfolio, with 99% of all mortgage loans classified as performing at both December 31, 2013 and 2012. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no agricultural mortgage loans past due and one commercial mortgage loan in non-accrual status with a recorded investment of $22 million at December 31, 2013. The Company had no mortgage loans past due and no loans in nonaccrual status at December 31, 2012.

 Impaired Mortgage Loans

   Impaired mortgage loans, including those modified in a troubled debt restructuring, by portfolio segment, were as follows at and for the years ended:

                                                              Loans without
                      Loans with a Valuation Allowance     a Valuation Allowance           All Impaired Loans
                  ---------------------------------------- --------------------  --------------------------------------
                   Unpaid                                   Unpaid                Unpaid             Average
                  Principal  Recorded  Valuation  Carrying Principal   Recorded  Principal Carrying  Recorded  Interest
                   Balance  Investment Allowances  Value    Balance   Investment  Balance   Value   Investment  Income
                  --------- ---------- ---------- -------- ---------  ---------- --------- -------- ---------- --------
                                                             (In millions)
December 31, 2013:
Commercial.......  $   22    $     22   $      7  $    15   $    52    $    50    $   74    $   65   $    73    $   3
Agricultural (1).       4           4         --        4        --         --         4         4         2       --
                   ------    --------   --------  -------   -------    -------    ------    ------   -------    -----
  Total..........  $   26    $     26   $      7  $    19   $    52    $    50    $   78    $   69   $    75    $   3
                   ======    ========   ========  =======   =======    =======    ======    ======   =======    =====
December 31, 2012:
Commercial.......  $   76    $     76   $     11  $    65   $    --    $    --    $   76    $   65   $    67    $   2
Agricultural.....      --          --         --       --        --         --        --        --        --       --
                   ------    --------   --------  -------   -------    -------    ------    ------   -------    -----
  Total..........  $   76    $     76   $     11  $    65   $    --    $    --    $   76    $   65   $    67    $   2
                   ======    ========   ========  =======   =======    =======    ======    ======   =======    =====

--------

(1)Valuation allowance on agricultural mortgage loans was less than $1 million for the year ended December 31, 2013.

   Unpaid principal balance is generally prior to any charge-offs. Interest income recognized is primarily cash basis income. The average recorded investment for commercial and agricultural mortgage loans was $29 million and $4 million, respectively, for the year ended December 31, 2011; and interest income recognized for commercial and agricultural mortgage loans was $2 million and $0, respectively, for the year ended December 31, 2011.

 Mortgage Loans Modified in a Troubled Debt Restructuring

   For a small portion of the mortgage loan portfolio, classified as troubled debt restructurings, concessions are granted related to borrowers experiencing financial difficulties. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)

 with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

  The Company had one agricultural mortgage loan modified in a troubled debt restructuring with a pre-modification and post-modification carrying value of $4 million during the year ended December 31, 2013. There were no agricultural mortgage loans modified in a troubled debt restructuring during the year ended December 31, 2012. There were no commercial mortgage loans modified in a troubled debt restructuring during the year ended December 31, 2013. The Company had one commercial mortgage loan modified during the year ended December 31, 2012 in a troubled debt restructuring which had a carrying value after specific valuation allowance of $53 million pre-modification and $48 million post-modification.

  There were no mortgage loans during the previous 12 months modified in a troubled debt restructuring with a subsequent payment default at December 31, 2013 and 2012. Payment default is determined in the same manner as delinquency status as described above.

Other Invested Assets

  Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 8), loans to affiliates (see "-- Related Party Investment Transactions), tax credit and renewable energy partnerships and leveraged leases.

 Leveraged Leases

   Investment in leveraged leases consisted of the following at:

                                                                        December 31,
                                                                     -------------------
                                                                       2013      2012
                                                                     --------- ---------
                                                                        (In millions)
Rental receivables, net............................................. $      92 $      92
Estimated residual values...........................................        14        14
                                                                     --------- ---------
   Subtotal.........................................................       106       106
Unearned income.....................................................      (35)      (37)
                                                                     --------- ---------
       Investment in leveraged leases, net of non-recourse debt..... $      71 $      69
                                                                     ========= =========

   Rental receivables are generally due in periodic installments. The payment periods range from two to 19 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2013 and 2012, all rental receivables were performing.

   The deferred income tax liability related to leveraged leases was $63 million and $53 million at December 31, 2013 and 2012, respectively.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


   The components of income from investment in leveraged leases, excluding net investment gains (losses), were as follows:

                                                                  Years Ended December 31,
                                                                 --------------------------
                                                                   2013     2012     2011
                                                                 -------- -------- --------
                                                                       (In millions)
Income from investment in leveraged leases...................... $      2 $      5 $      8
Less: Income tax expense on leveraged leases....................        1        2        3
                                                                 -------- -------- --------
Investment income after income tax from investment in leveraged
  leases........................................................ $      1 $      3 $      5
                                                                 ======== ======== ========

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $469 million and $654 million at December 31, 2013 and 2012, respectively.

Net Unrealized Investment Gains (Losses)

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                          Years Ended December 31,
                                                                        ----------------------------
                                                                          2013     2012      2011
                                                                        -------- -------- ----------
                                                                               (In millions)
Fixed maturity securities.............................................. $  1,819 $  5,019 $    3,690
Fixed maturity securities with noncredit OTTI losses in AOCI...........     (41)     (64)      (125)
                                                                        -------- -------- ----------
 Total fixed maturity securities.......................................    1,778    4,955      3,565
Equity securities......................................................       15       12       (41)
Derivatives............................................................       39      243        239
Short-term investments.................................................        1      (2)        (2)
Other..................................................................     (71)     (17)        (5)
                                                                        -------- -------- ----------
 Subtotal..............................................................    1,762    5,191      3,756
                                                                        -------- -------- ----------
Amounts allocated from:
 Insurance liability loss recognition..................................       --    (739)      (325)
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI................................................................      (1)        4          9
 DAC and VOBA..........................................................    (274)    (671)      (509)
                                                                        -------- -------- ----------
   Subtotal............................................................    (275)  (1,406)      (825)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in AOCI...................................................       16       22         42
Deferred income tax benefit (expense)..................................    (591)  (1,358)    (1,063)
                                                                        -------- -------- ----------
Net unrealized investment gains (losses)............................... $    912 $  2,449 $    1,910
                                                                        ======== ======== ==========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                 2013           2012
                                                             ------------- --------------
                                                                    (In millions)
Balance at January 1,....................................... $        (64) $        (125)
Noncredit OTTI losses and subsequent changes recognized (1).            11            (3)
Securities sold with previous noncredit OTTI loss...........            21             35
Subsequent changes in estimated fair value..................           (9)             29
                                                             ------------- --------------
Balance at December 31,..................................... $        (41) $         (64)
                                                             ============= ==============

--------

(1)Noncredit OTTI losses and subsequent changes recognized, net of DAC, were $7 million and $5 million for the years ended December 31, 2013 and 2012, respectively.

  The changes in net unrealized investment gains (losses) were as follows:

                                                                       Years Ended December 31,
                                                                    ------------------------------
                                                                       2013       2012      2011
                                                                    ---------- ---------- --------
                                                                            (In millions)
Balance at January 1,.............................................. $    2,449 $    1,910 $    342
Fixed maturity securities on which noncredit OTTI losses have been
  recognized.......................................................         23         61     (39)
Unrealized investment gains (losses) during the year...............    (3,452)      1,374    3,138
Unrealized investment gains (losses) relating to:
 Insurance liability gain (loss) recognition.......................        739      (414)    (292)
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI............................................................        (5)        (5)        4
 DAC and VOBA......................................................        397      (162)    (390)
 Deferred income tax benefit (expense) related to noncredit OTTI
   losses recognized in AOCI.......................................        (6)       (20)       12
 Deferred income tax benefit (expense).............................        767      (295)    (865)
                                                                    ---------- ---------- --------
Balance at December 31,............................................ $      912 $    2,449 $  1,910
                                                                    ========== ========== ========
Change in net unrealized investment gains (losses)................. $  (1,537) $      539 $  1,568
                                                                    ========== ========== ========

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholders' equity, other than the U.S. government and its agencies, at both December 31, 2013 and 2012.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


Securities Lending

  Elements of the securities lending program are presented below at:

                                                             December 31,
                                                         ---------------------
                                                            2013       2012
                                                         ---------- ----------
                                                             (In millions)
 Securities on loan: (1)
  Amortized cost........................................ $    5,931 $    6,154
  Estimated fair value.................................. $    5,984 $    7,339
 Cash collateral on deposit from counterparties (2)..... $    6,140 $    7,502
 Security collateral on deposit from counterparties (3). $       -- $       51
 Reinvestment portfolio -- estimated fair value......... $    6,145 $    7,533

--------

(1)Included within fixed maturity securities, short-term investments, cash and cash equivalents and equity securities.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

Invested Assets on Deposit and Pledged as Collateral

  Invested assets on deposit and pledged as collateral are presented below at estimated fair value for cash and cash equivalents, short-term investments and fixed maturity securities and at carrying value for mortgage loans at:

                                                                 December 31,
                                                             ---------------------
                                                                2013       2012
                                                             ---------- ----------
                                                                 (In millions)
Invested assets on deposit (regulatory deposits) (1)........ $       56 $       58
Invested assets pledged as collateral (2)...................      1,901      1,569
                                                             ---------- ----------
 Total invested assets on deposit and pledged as collateral. $    1,957 $    1,627
                                                             ========== ==========

--------

(1)See Note 1 for information about invested assets that became restricted under the MetLife Insurance Company of Connecticut plan to withdraw its New York license on January 1, 2014.

(2)The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4) and derivative transactions (see Note 8).

    See "-- Securities Lending" for securities on loan.

Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)

are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

  The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                     ---------------------
                                                        2013       2012
                                                     ---------- ----------
                                                         (In millions)
     Outstanding principal and interest balance (1). $      648 $      560
     Carrying value (2)............................. $      498 $      459

--------

(1)Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

  The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                            December 31,
                                                        ---------------------
                                                           2013       2012
                                                        ---------- ----------
                                                            (In millions)
  Contractually required payments (including interest). $      238 $      172
  Cash flows expected to be collected (1).............. $      183 $       88
  Fair value of investments acquired................... $      128 $       55

--------

(1)Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

  The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                            December 31,
                                                        ---------------------
                                                           2013       2012
                                                        ---------- ----------
                                                            (In millions)
   Accretable yield, January 1,........................ $      309 $      320
   Investments purchased...............................         55         33
   Accretion recognized in earnings....................       (24)       (18)
   Disposals...........................................        (8)        (4)
   Reclassification (to) from nonaccretable difference.       (24)       (22)
                                                        ---------- ----------
   Accretable yield, December 31,...................... $      308 $      309
                                                        ========== ==========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.6 billion at December 31, 2013. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $862 million at December 31, 2013. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) from continuing operations. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2013, 2012 and 2011. Aggregate total assets of these entities totaled $217.3 billion and $178.3 billion at December 31, 2013 and 2012, respectively. Aggregate total liabilities of these entities totaled $16.3 billion and $12.4 billion at December 31, 2013 and 2012, respectively. Aggregate net income (loss) of these entities totaled $20.9 billion, $13.1 billion and $7.1 billion for the years ended December 31, 2013, 2012 and 2011, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in certain structured transactions that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


 Consolidated VIEs

   The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2013 and 2012. Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

                                                        December 31,
                                                      -----------------
                                                        2013     2012
                                                      -------- --------
                                                        (In millions)
         CSEs: (1)
         Assets:
          Mortgage loans (commercial mortgage loans). $  1,598 $  2,666
          Accrued investment income..................        9       13
                                                      -------- --------
            Total assets............................. $  1,607 $  2,679
                                                      ======== ========
         Liabilities:
          Long-term debt............................. $  1,461 $  2,559
          Other liabilities..........................        7       13
                                                      -------- --------
            Total liabilities........................ $  1,468 $  2,572
                                                      ======== ========

--------

(1)The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $120 million and $92 million at estimated fair value at December 31, 2013 and 2012, respectively. The long-term debt bears interest primarily at fixed rates ranging from 2.25% to 5.57%, payable primarily on a monthly basis. Interest expense related to these obligations, included in other expenses, was $122 million, $163 million and $322 million for the years ended December 31, 2013, 2012 and 2011, respectively.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


 Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                                December 31,
                                                 -------------------------------------------
                                                         2013                  2012
                                                 --------------------- ---------------------
                                                             Maximum               Maximum
                                                 Carrying   Exposure   Carrying   Exposure
                                                  Amount   to Loss (1)  Amount   to Loss (1)
                                                 --------- ----------- --------- -----------
                                                                (In millions)
Fixed maturity securities AFS:
 Structured securities (RMBS, ABS and CMBS) (2). $   8,393  $   8,393  $  10,347  $  10,347
 U.S. and foreign corporate.....................       468        468        651        651
Other limited partnership interests.............     1,651      2,077      1,408      1,930
Real estate joint ventures......................        41         45         71         74
Other invested assets...........................         9         44         --         --
                                                 ---------  ---------  ---------  ---------
 Total.......................................... $  10,562  $  11,027  $  12,477  $  13,002
                                                 =========  =========  =========  =========

--------

(1)The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments of the Company. For its investments in other invested assets, the Company's return is in the form of income tax credits. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitment. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

   As described in Note 15, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2013, 2012 and 2011.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


Net Investment Income

  The components of net investment income were as follows:

                                                                         Years Ended December 31,
                                                                         ------------------------
                                                                          2013     2012    2011
                                                                          ------  ------  ------
                                                                            (In millions)
Investment income:
 Fixed maturity securities.............................................. $2,102   $2,143  $2,147
 Equity securities......................................................     12        9      10
 Mortgage loans.........................................................    344      357     347
 Policy loans...........................................................     55       59      63
 Real estate and real estate joint ventures.............................     56       83      24
 Other limited partnership interests....................................    266      167     176
 Cash, cash equivalents and short-term investments......................      4        5       5
 International joint ventures...........................................    (5)      (2)     (5)
 Other..................................................................     --      (2)       4
                                                                          ------  ------  ------
   Subtotal.............................................................  2,834    2,819   2,771
 Less: Investment expenses..............................................    114      101     100
                                                                          ------  ------  ------
   Subtotal, net........................................................  2,720    2,718   2,671
                                                                          ------  ------  ------
FVO securities--FVO contractholder-directed unit-linked investments (1).     --       62      71
 FVO CSEs--interest income--commercial mortgage loans...................    132      172     332
                                                                          ------  ------  ------
   Subtotal.............................................................    132      234     403
                                                                          ------  ------  ------
     Net investment income.............................................. $2,852   $2,952  $3,074
                                                                          ======  ======  ======

--------

(1)There were no changes in estimated fair value subsequent to purchase for securities still held as of the end of the respective years included in net investment income for both the years ended December 31, 2013 and 2012. Changes in estimated fair value subsequent to purchase for securities included in net investment income were ($11) million for the year ended December 31, 2011.

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

   The components of net investment gains (losses) were as follows:

                                                                              Years Ended December 31,
                                                                            --------------------------
                                                                             2013     2012      2011
                                                                             ------   -------  ------
                                                                                (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Transportation........................................................ $  (3)   $  (16)   $   --
     Finance...............................................................    (3)       (7)      (9)
     Utility...............................................................     --       (3)       --
     Communications........................................................     --       (2)     (11)
     Industrial............................................................     --       (1)      (2)
                                                                             ------   -------  ------
       Total U.S. and foreign corporate securities.........................    (6)      (29)     (22)
   RMBS....................................................................   (14)      (20)     (17)
   ABS.....................................................................     --        --      (5)
   CMBS....................................................................     --        --      (3)
                                                                             ------   -------  ------
 OTTI losses on fixed maturity securities recognized in earnings...........   (20)      (49)     (47)
 Fixed maturity securities -- net gains (losses) on sales and disposals....     58       145       81
                                                                             ------   -------  ------
        Total gains (losses) on fixed maturity securities..................     38        96       34
                                                                             ------   -------  ------
Total gains (losses) on equity securities:
 Total OTTI losses recognized -- by sector:
   Non-redeemable preferred stock..........................................    (3)        --      (6)
   Common stock............................................................    (2)       (9)      (2)
                                                                             ------   -------  ------
 OTTI losses on equity securities recognized in earnings...................    (5)       (9)      (8)
 Equity securities -- net gains (losses) on sales and disposals............     10         5     (13)
                                                                             ------   -------  ------
        Total gains (losses) on equity securities..........................      5       (4)     (21)
                                                                             ------   -------  ------
 Mortgage loans............................................................      5        27       26
 Real estate and real estate joint ventures................................      2       (3)      (1)
 Other limited partnership interests.......................................    (6)       (2)      (5)
 Other investment portfolio gains (losses).................................      8         4      (9)
                                                                             ------   -------  ------
        Subtotal -- investment portfolio gains (losses)....................     52       118       24
                                                                             ------   -------  ------
FVO CSEs:
 Commercial mortgage loans.................................................   (56)         7     (84)
 Long-term debt -- related to commercial mortgage loans....................     88        27       93
Non-investment portfolio gains (losses)....................................    (2)        --        2
                                                                             ------   -------  ------
        Subtotal FVO CSEs and non-investment portfolio gains (losses)......     30        34       11
                                                                             ------   -------  ------
          Total net investment gains (losses).............................. $   82   $   152   $   35
                                                                             ======   =======  ======

   See "-- Variable Interest Entities" for discussion of CSEs.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) was less than $1 million, $2 million and ($7) million for the years ended December 31, 2013, 2012 and 2011, respectively.

 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

  Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                                     Years Ended December 31,
                             -------------------------------------------------------------------------
                               2013    2012     2011    2013    2012   2011    2013    2012     2011
                             -------- ------- -------- ------- ------ ------ -------- ------- --------
                             Fixed Maturity Securities   Equity Securities             Total
                             ------------------------- --------------------- -------------------------
                                                           (In millions)
Proceeds.................... $ 11,051 $ 6,690 $ 11,634 $    75 $   39 $  190 $ 11,126 $ 6,729 $ 11,824
                             ======== ======= ======== ======= ====== ====== ======== ======= ========
Gross investment gains...... $    189 $   186 $    182 $    19 $    9 $    9 $    208 $   195 $    191
                             -------- ------- -------- ------- ------ ------ -------- ------- --------
Gross investment losses.....    (131)    (41)    (101)     (9)    (4)   (22)    (140)    (45)    (123)
                             -------- ------- -------- ------- ------ ------ -------- ------- --------
Total OTTI losses:
  Credit-related............     (17)    (42)     (38)      --     --     --     (17)    (42)     (38)
  Other (1).................      (3)     (7)      (9)     (5)    (9)    (8)      (8)    (16)     (17)
                             -------- ------- -------- ------- ------ ------ -------- ------- --------
   Total OTTI losses........     (20)    (49)     (47)     (5)    (9)    (8)     (25)    (58)     (55)
                             -------- ------- -------- ------- ------ ------ -------- ------- --------
    Net investment gains
     (losses)............... $     38 $    96 $     34 $     5 $  (4) $ (21) $     43 $    92 $     13
                             ======== ======= ======== ======= ====== ====== ======== ======= ========

--------

(1)Other OTTI losses recognized in earnings include impairments on (i) equity securities, (ii) perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and (iii) fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


 Credit Loss Rollforward

  The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                  Years Ended December 31,
                                                                 ---------------------------
                                                                     2013          2012
                                                                 ------------- -------------
                                                                        (In millions)
Balance at January 1,........................................... $          59 $          55
Additions:
 Initial impairments -- credit loss OTTI recognized on
   securities not previously impaired...........................             1             6
 Additional impairments -- credit loss OTTI recognized on
   securities previously impaired...............................            12            15
Reductions:
 Sales (maturities, pay downs or prepayments) during the period
   of securities previously impaired as credit loss OTTI........          (15)          (17)
                                                                 ------------- -------------
Balance at December 31,......................................... $          57 $          59
                                                                 ============= =============

 Related Party Investment Transactions

  The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                     Years Ended December 31,
                                                                     ------------------------
                                                                       2013    2012    2011
                                                                     -------- ------- -------
                                                                          (In millions)
Estimated fair value of invested assets transferred to affiliates... $    874 $    -- $    --
Amortized cost of invested assets transferred to affiliates......... $    827 $    -- $    --
Net investment gains (losses) recognized on transfers............... $     47 $    -- $    --
Estimated fair value of invested assets transferred from affiliates. $    834 $    -- $    33

  Included within the transfers to affiliates in 2013 and transfers from affiliates in 2013 was $739 million and $751 million, respectively, related to the establishment of a custodial account to secure certain policyholder liabilities. See Note 1.

  The Company has affiliated loans outstanding to wholly-owned real estate subsidiaries of an affiliate, MLIC, which are included in mortgage loans, with a carrying value of $364 million and $306 million at December 31, 2013 and 2012, respectively. Two loans issued in 2013 totaling $60 million bear interest at one-month LIBOR + 4.50% with quarterly interest only payments of less than $1 million through January 2017, when the principal balance is due. A loan with a carrying value of $110 million, at both December 31, 2013 and 2012, bears interest at one-month LIBOR + 1.95% with quarterly interest only payments of $1 million through January 2015, when the principal balance is due. A loan with a carrying value of $134 million and $136 million at December 31, 2013 and 2012, respectively, bears interest at 7.26% due in quarterly principal and interest payments of $3 million through January 2020, when the principal balance is due. A loan with a carrying value of $60 million, at both December 31, 2013 and 2012, bears interest at 7.01% with quarterly interest only payments of $1 million through January 2020, when the principal balance is due. These affiliated loans are secured by interests in the real estate

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)

subsidiaries, which own operating real estate with a fair value in excess of the loans. Net investment income from these affiliated loans was $16 million, $17 million and $14 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company has affiliated loans outstanding, which are included in other invested assets, totaling $430 million at both December 31, 2013 and 2012. At December 31, 2011, the loans were outstanding with Exeter, an affiliate. During 2012, MetLife assumed this affiliated debt from Exeter. The loans of $305 million, issued by MetLife Insurance Company of Connecticut and $125 million, issued by MLI-USA, are due on July 15, 2021 and December 16, 2021, respectively, and bear interest, payable semi-annually, at 5.64% and 5.86%, respectively. Net investment income from these affiliated loans was $25 million, $25 million and $8 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  In July 2013, the Company committed to lend up to $1.8 billion to Exeter, an affiliate, pursuant to a note purchase agreement. Pursuant to the agreement, MetLife Insurance Company of Connecticut committed to purchase up to $1.3 billion of notes and MLI-USA committed to purchase up to $438 million of notes through December 31, 2014. The notes will be due not later than three years after issuance. The repayment of any notes issued pursuant to this agreement is guaranteed by MetLife. In October 2013, pursuant to this agreement, the Company issued loans to Exeter which are included in other invested assets, totaling $500 million at December 31, 2013. The loans of $375 million, issued by MetLife Insurance Company of Connecticut, and $125 million, issued by MLI-USA, are both due October 15, 2015, and bear interest, payable semi-annually, at 2.47%. Net investment income from this loan was $3 million at December 31, 2013. The remaining total commitment to lend is $1.2 billion with $925 million committed by MetLife Insurance Company of Connecticut and $313 million committed by MLI-USA at December 31, 2013.

  The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $68 million for both years ended December 31, 2013 and 2012 and $67 million for the year ended December 31, 2011. The Company also had additional affiliated net investment income of $1 million for the year ended December 31, 2013 and less than $1 million for both of the years ended December 31, 2012 and 2011.

8. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 9 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)

over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

 Interest Rate Derivatives

  The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, futures and forwards.

  Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

  The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

  In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

  Inflation swaps are used as an economic hedge to reduce inflation risk generated from inflation-indexed liabilities. Inflation swaps are included in interest rate swaps. The Company utilizes inflation swaps in non-qualifying hedging relationships.

  The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)


 Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and non-qualifying hedging relationships.

   To a lesser extent, the Company uses foreign currency forwards in non-qualifying hedging relationships.

 Credit Derivatives

   The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, or involuntary restructuring. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in non-qualifying hedging relationships.

   The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

   To a lesser extent, the Company uses credit forwards to lock in the price to be paid for forward purchases of certain securities. The Company utilizes credit forwards in cash flow hedging relationships.

 Equity Derivatives

   The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, variance swaps and exchange-traded equity futures.

   Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in non-qualifying hedging relationships.

   Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)


   In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in non-qualifying hedging relationships.

   To a lesser extent, the Company also uses total rate of return swaps ("TRRs") to hedge its equity market guarantees in certain of its insurance products. The Company utilizes TRRs in non-qualifying hedging relationships.

Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                     December 31,
                                                             -------------------------------------------------------------
                                                                          2013                           2012
                                                             ------------------------------ ------------------------------
                                                                       Estimated Fair Value           Estimated Fair Value
                                                                       --------------------           --------------------
                                                             Notional                       Notional
                           Primary Underlying Risk Exposure   Amount    Assets  Liabilities  Amount    Assets  Liabilities
                           --------------------------------  --------- -------- ----------- --------- -------- -----------
                                                                                     (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
  Interest rate swaps..... Interest rate.................... $     436 $      5    $     10 $     538 $     28   $       9
  Foreign currency swaps.. Foreign currency exchange rate...       122       --          13       122       --          14
                                                             --------- --------    -------- --------- --------   ---------
   Subtotal..............................................          558        5          23       660       28          23
                                                             --------- --------    -------- --------- --------   ---------
Cash flow hedges:
  Interest rate swaps..... Interest rate....................       537        6          32       658       99          --
  Interest rate forwards.. Interest rate....................       245        3           4       410       81          --
  Foreign currency swaps.. Foreign currency exchange rate...       544       25          35       524       16          14
                                                             --------- --------    -------- --------- --------   ---------
   Subtotal..............................................        1,326       34          71     1,592      196          14
                                                             --------- --------    -------- --------- --------   ---------
    Total qualifying hedges.............................         1,884       39          94     2,252      224          37
                                                             --------- --------    -------- --------- --------   ---------
Derivatives Not Designated or Not Qualifying as Hedging Instruments
Interest rate swaps....... Interest rate....................    22,262      881         441    16,869    1,254         513
Interest rate floors...... Interest rate....................    17,604      103          99    15,136      318         274
Interest rate caps........ Interest rate....................     9,651       36          --     9,031       11          --
Interest rate futures..... Interest rate....................     1,443       --           3     2,771       --           7
Foreign currency swaps.... Foreign currency exchange rate...       882       52          41       811       60          35
Foreign currency forwards. Foreign currency exchange rate...        56       --           1       139       --           4
Credit default
 swaps -- purchased....... Credit...........................       157       --           1       162       --           2
Credit default
 swaps -- written......... Credit...........................     2,243       38          --     2,456       23           1
Equity futures............ Equity market....................       778       --           3     1,075       --          27
Equity options............ Equity market....................     3,597      305          42     2,845      469           1
Variance swaps............ Equity market....................     2,270        6          94     2,346       11          62
TRRs...................... Equity market....................       462       --          22       300       --           7
                                                             --------- --------    -------- --------- --------   ---------
   Total non-designated or non-qualifying derivatives....       61,405    1,421         747    53,941    2,146         933
                                                             --------- --------    -------- --------- --------   ---------
    Total...............................................     $  63,289 $  1,460    $    841 $  56,193 $  2,370   $     970
                                                             ========= ========    ======== ========= ========   =========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)


  Based on notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2013 and 2012. The Company's use of derivatives includes
(i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules; (ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these non-qualified derivatives, changes in market factors can lead to the recognition of fair value changes in the consolidated statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

  Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                 Years Ended December 31,
                                             ---------------------------------
                                                 2013         2012      2011
                                             ------------- ---------- --------
                                                       (In millions)
 Derivatives and hedging gains (losses) (1). $       (958) $    (289) $    846
 Embedded derivatives.......................          (94)        292      250
                                             ------------- ---------- --------
  Total net derivative gains (losses)....... $     (1,052) $    1,003 $  1,096
                                             ============= ========== ========

--------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

  The following table presents earned income on derivatives:

                                                      Years Ended December 31,
                                                     ---------------------------
                                                       2013      2012     2011
                                                     --------- -------- --------
                                                            (In millions)
Qualifying hedges:
 Net investment income.............................. $       2 $      2 $      2
 Interest credited to policyholder account balances.         2       18       41
Non-qualifying hedges:
 Net derivative gains (losses)......................        79      127       83
 Policyholder benefits and claims...................      (17)      (6)       --
                                                     --------- -------- --------
   Total............................................ $      66 $    141 $    126
                                                     ========= ======== ========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)


Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

    The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                               Net     Policyholder
                                             Net Derivative Investment Benefits and
                                             Gains (Losses) Income (1)  Claims (2)
                                             -------------- ---------- ------------
                                                         (In millions)
Year Ended December 31, 2013:
 Interest rate derivatives..................   $      (558)  $      --   $     (26)
 Foreign currency exchange rate derivatives.           (24)         --           --
 Credit derivatives -- purchased............             --         --           --
 Credit derivatives -- written..............             27         --           --
 Equity derivatives.........................          (486)        (7)         (90)
                                               ------------  ---------   ----------
   Total....................................   $    (1,041)  $     (7)   $    (116)
                                               ============  =========   ==========
Year Ended December 31, 2012:
 Interest rate derivatives..................   $        (5)  $      --   $       --
 Foreign currency exchange rate derivatives.            (4)         --           --
 Credit derivatives -- purchased............           (11)         --           --
 Credit derivatives -- written..............             41         --           --
 Equity derivatives.........................          (413)        (4)         (51)
                                               ------------  ---------   ----------
   Total....................................   $      (392)  $     (4)   $     (51)
                                               ============  =========   ==========
Year Ended December 31, 2011:
 Interest rate derivatives..................   $        701  $      --   $       --
 Foreign currency exchange rate derivatives.             27         --           --
 Credit derivatives -- purchased............             13         --           --
 Credit derivatives -- written..............           (13)         --           --
 Equity derivatives.........................             45        (7)          (4)
                                               ------------  ---------   ----------
   Total....................................   $        773  $     (7)   $      (4)
                                               ============  =========   ==========

--------

(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

  The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)


  The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                         Net Derivative  Net Derivative Ineffectiveness
                                                         Gains (Losses)  Gains (Losses)  Recognized in
Derivatives in Fair Value   Hedged Items in Fair Value     Recognized    Recognized for Net Derivative
Hedging Relationships         Hedging Relationships      for Derivatives  Hedged Items  Gains (Losses)
-------------------------  ----------------------------- --------------- -------------- ---------------
                                                                         (In millions)
Year Ended December 31, 2013:
Interest rate swaps:       Fixed maturity securities....  $            7 $          (9)  $          (2)
                           Policyholder liabilities (1).            (30)             28             (2)
Foreign currency swaps:    Foreign-denominated PABs (2).               2            (2)              --
                                                          -------------- --------------  --------------
  Total...............................................    $         (21) $           17  $          (4)
                                                          ============== ==============  ==============
Year Ended December 31, 2012:
Interest rate swaps:       Fixed maturity securities....  $          (3) $            1  $          (2)
                           Policyholder liabilities (1).            (10)              8             (2)
Foreign currency swaps:    Foreign-denominated PABs (2).            (29)             20             (9)
                                                          -------------- --------------  --------------
  Total...............................................    $         (42) $           29  $         (13)
                                                          ============== ==============  ==============
Year Ended December 31, 2011:
Interest rate swaps:       Fixed maturity securities....  $          (7) $            5  $          (2)
                           Policyholder liabilities (1).              36           (38)             (2)
Foreign currency swaps:    Foreign-denominated PABs (2).            (52)             30            (22)
                                                          -------------- --------------  --------------
  Total...............................................    $         (23) $          (3)  $         (26)
                                                          ============== ==============  ==============

--------

(1)Fixed rate liabilities reported in PABs or future policy benefits.

(2)Fixed rate or floating rate liabilities.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified certain amounts from AOCI into net derivative gains (losses). These amounts were $0 for both years ended December 31, 2013 and 2012 and $1 million for the year ended December 31, 2011.

  At December 31, 2013 and 2012, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed six years and seven years, respectively.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)


  At December 31, 2013 and 2012, the balance in AOCI associated with cash flow hedges was $39 million and $243 million, respectively.

  The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholders' equity:

                                                    Amount and Location        Amount and Location
                            Amount of Gains          of Gains (Losses)          of Gains (Losses)
Derivatives in Cash Flow  (Losses) Deferred in       Reclassified from        Recognized in Income
Hedging Relationships     AOCI on Derivatives     AOCI into Income (Loss)     (Loss) on Derivatives
------------------------  -------------------- ----------------------------- -----------------------
                          (Effective Portion)       (Effective Portion)       (Ineffective Portion)
-                         -------------------- ----------------------------- -----------------------
                                               Net Derivative Net Investment     Net Derivative
                                               Gains (Losses)     Income         Gains (Losses)
                                               -------------- -------------- -----------------------
                                                       (In millions)
Year Ended December 31, 2013:
Interest rate swaps......  $            (120)   $         --  $          --  $                    --
Interest rate forwards...                (57)              9              1                       --
Foreign currency swaps...                (15)             --             --                        1
Credit forwards..........                 (1)             --              1                       --
                          -------------------- -------------- -------------- -----------------------
  Total..................  $            (193)   $          9  $           2  $                     1
                          ==================== ============== ============== =======================
Year Ended December 31, 2012:
Interest rate swaps......  $               21   $         --  $          --  $                     1
Interest rate forwards...                   1              1              1                       --
Foreign currency swaps...                (15)              1             --                      (1)
Credit forwards..........                  --             --             --                       --
                          -------------------- -------------- -------------- -----------------------
  Total..................  $                7   $          2  $           1  $                    --
                          ==================== ============== ============== =======================
Year Ended December 31, 2011:
Interest rate swaps......  $              132   $          1  $          --  $                    --
Interest rate forwards...                 208              9             --                        1
Foreign currency swaps...                  17            (2)             --                       --
Credit forwards..........                  --              1             --                       --
                          -------------------- -------------- -------------- -----------------------
  Total..................  $              357   $          9  $          --  $                     1
                          ==================== ============== ============== =======================

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2013, $1 million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $2.2 billion and $2.5 billion at December 31, 2013 and 2012, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2013 and 2012, the Company would have received $38 million and $22 million, respectively, to terminate all of these contracts.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)


  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                December 31,
                              ---------------------------------------------------------------------------------
                                                2013                                     2012
                              ---------------------------------------- ----------------------------------------
                              Estimated      Maximum                   Estimated      Maximum
                              Fair Value Amount of Future   Weighted   Fair Value Amount of Future   Weighted
Rating Agency Designation of  of Credit   Payments under    Average    of Credit   Payments under    Average
Referenced                     Default    Credit Default    Years to    Default    Credit Default    Years to
Credit Obligations (1)          Swaps       Swaps (2)     Maturity (3)   Swaps       Swaps (2)     Maturity (3)
----------------------------  ---------- ---------------- ------------ ---------- ---------------- ------------
                                     (In millions)                            (In millions)
Aaa/Aa/A
Single name credit default
  swaps (corporate)..........  $       3    $         115          2.7  $       3   $          167          3.2
Credit default swaps
  referencing indices........          6              650          1.1         10              650          2.1
                              ---------- ----------------              ---------- ----------------
 Subtotal....................          9              765          1.3         13              817          2.3
                              ---------- ----------------              ---------- ----------------
Baa
Single name credit default
  swaps (corporate)..........          8              446          3.0          4              479          3.8
Credit default swaps
  referencing indices........         18              996          4.9          5            1,124          4.8
                              ---------- ----------------              ---------- ----------------
 Subtotal....................         26            1,442          4.3          9            1,603          4.5
                              ---------- ----------------              ---------- ----------------
B
Single name credit default
  swaps (corporate)..........         --               --           --         --               --           --
Credit default swaps
  referencing indices........          3               36          5.0         --               36          5.0
                              ---------- ----------------              ---------- ----------------
 Subtotal....................          3               36          5.0         --               36          5.0
                              ---------- ----------------              ---------- ----------------
   Total.....................  $      38    $       2,243          3.3  $      22   $        2,456          3.8
                              ========== ================              ========== ================

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)


  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis, and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives. See Note 9 for a description of the impact of credit risk on the valuation of derivatives.

  The estimated fair value of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral was as follows at:

                                                                   December 31, 2013    December 31, 2012
Derivatives Subject to a Master Netting Arrangement or a Similar  -------------------- --------------------
Arrangement                                                        Assets  Liabilities  Assets  Liabilities
----------------------------------------------------------------  -------- ----------- -------- -----------
                                                                                (In millions)
 Gross estimated fair value of derivatives:
  OTC-bilateral (1).............................................. $  1,450    $    851 $  2,436    $    982
  OTC-cleared (1)................................................       50           9       --          --
  Exchange-traded................................................       --           6       --          34
                                                                  --------    -------- --------    --------
    Total gross estimated fair value of derivatives (1)..........    1,500         866    2,436       1,016
 Amounts offset in the consolidated balance sheets...............       --          --       --          --
                                                                  --------    -------- --------    --------
 Estimated fair value of derivatives presented in the
   consolidated balance sheets (1)...............................    1,500         866    2,436       1,016
 Gross amounts not offset in the consolidated balance sheets:
 Gross estimated fair value of derivatives: (2)
  OTC-bilateral..................................................    (670)       (670)    (838)       (838)
  OTC-cleared....................................................      (8)         (8)       --          --
  Exchange-traded................................................       --          --       --          --
 Cash collateral: (3)
  OTC-bilateral..................................................    (216)          --    (897)          --
  OTC-cleared....................................................     (40)         (1)       --          --
  Exchange-traded................................................       --         (5)       --        (34)
 Securities collateral: (4)
  OTC-bilateral..................................................    (554)       (160)    (689)       (121)
  OTC-cleared....................................................       --          --       --          --
  Exchange-traded................................................       --         (1)       --          --
                                                                  --------    -------- --------    --------
 Net amount after application of master netting agreements and
   collateral.................................................... $     12    $     21 $     12    $     23
                                                                  ========    ======== ========    ========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)

--------

(1)At December 31, 2013 and 2012, derivative assets include income or expense accruals reported in accrued investment income or in other liabilities of $40 million and $66 million, respectively, and derivative liabilities include income or expense accruals reported in accrued investment income or in other liabilities of $25 million and $46 million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received is included in cash and cash equivalents, short-term investments, or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables in the consolidated balance sheets. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2013 and 2012, the Company received excess cash collateral of $21 million and $0, respectively, and provided excess cash collateral of $19 million and $53 million, respectively, which is not included in the table above due to the foregoing limitation.

(4)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the consolidated balance sheets. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2013 none of the collateral had been sold or repledged. Securities collateral pledged by the Company is reported in fixed maturity securities in the consolidated balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2013 and 2012, the Company received excess securities collateral with an estimated fair value of $34 million and $0, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2013 and 2012, the Company provided excess securities collateral with an estimated fair value of $1 million and $0, respectively, for its OTC-bilateral derivatives, $29 million and $0, respectively, for its OTC-cleared derivatives and $46 million and $0, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of the Company and/or the credit ratings of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)


  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's financial strength rating at the reporting date or if the Company's financial strength rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                               Estimated
                                             Fair Value of
                                          Collateral Provided: Fair Value of Incremental Collateral Provided Upon:
                                          -------------------- ---------------------------------------------------
                                                                                          Downgrade in the
                                                                                    Company's Financial Strength
                                                                   One Notch           Rating to a Level that
                         Estimated                                Downgrade in        Triggers Full Overnight
                       Fair Value of                             the Company's          Collateralization or
                     Derivatives in Net      Fixed Maturity    Financial Strength        Termination of the
                   Liability Position (1)      Securities            Rating             Derivative Position
                   ---------------------- -------------------- ------------------   ----------------------------
                                                          (In millions)
December 31, 2013          $          181       $          161      $          --             $                2
December 31, 2012          $          143       $          121      $           2             $               28

--------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on ceded reinsurance; and certain debt and equity securities.

  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                     December 31,
                                                                  -------------------
                                        Balance Sheet Location       2013      2012
                                       -------------------------- ---------- --------
                                                                     (In millions)
Net embedded derivatives within asset
  host contracts:
  Ceded guaranteed minimum benefits... Premiums, reinsurance and
                                       other receivables......... $      912 $  3,551
  Options embedded in debt or equity
   securities......................... Investments...............       (30)     (14)
                                                                  ---------- --------
   Net embedded derivatives within asset host contracts.......    $      882 $  3,537
                                                                  ========== ========
Net embedded derivatives within
  liability host contracts:
  Direct guaranteed minimum benefits.. PABs...................... $  (1,232) $    705
  Assumed guaranteed minimum benefits. PABs......................       (13)        4
  Funds withheld on ceded reinsurance. Other liabilities.........         34      552
                                                                  ---------- --------
   Net embedded derivatives within liability host contracts...    $  (1,211) $  1,261
                                                                  ========== ========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)


  The following table presents changes in estimated fair value related to embedded derivatives:

                                               Years Ended December 31,
                                         -------------------------------------
                                             2013         2012        2011
                                         ------------- ----------- -----------
                                                     (In millions)
  Net derivative gains (losses) (1) (2). $        (94) $     1,292 $       250

--------

(1)The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses), in connection with this adjustment, were ($156) million, ($235) million and $354 million for the years ended December 31, 2013, 2012 and 2011, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment, were $76 million, $124 million and ($476) million for the years ended
   December 31, 2013, 2012 and 2011, respectively.

(2)See Note 6 for discussion of affiliated net derivative gains (losses) included in the table above.

9. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                 Level 1  Unadjusted quoted prices in active
                          markets for identical assets or
                          liabilities. The Company defines
                          active markets based on average
                          trading volume for equity securities.
                          The size of the bid/ask spread is
                          used as an indicator of market
                          activity for fixed maturity
                          securities.

                 Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                 Level 3  Unobservable inputs that are
                          supported by little or no market
                          activity and are significant to the
                          determination of estimated fair value
                          of the assets or liabilities.
                          Unobservable inputs reflect the
                          reporting entity's own assumptions
                          about the assumptions that market
                          participants would use in pricing the
                          asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below.

                                                                            December 31, 2013
                                                              ----------------------------------------------
                                                                   Fair Value Hierarchy
                                                              ------------------------------
                                                                                             Total Estimated
                                                              Level 1   Level 2    Level 3     Fair Value
                                                              -------- ---------- ---------- ---------------
                                                                              (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $     -- $   15,454 $    1,248    $     16,702
  Foreign corporate..........................................       --      7,783        734           8,517
  U.S. Treasury and agency...................................    4,365      3,929         --           8,294
  RMBS.......................................................       --      4,266        422           4,688
  State and political subdivision............................       --      2,224         --           2,224
  ABS........................................................       --      1,682        419           2,101
  CMBS.......................................................       --      1,532         72           1,604
  Foreign government.........................................       --      1,122         --           1,122
                                                              -------- ---------- ----------    ------------
   Total fixed maturity securities...........................    4,365     37,992      2,895          45,252
                                                              -------- ---------- ----------    ------------
Equity securities:
  Non-redeemable preferred stock.............................       --        136         81             217
  Common stock...............................................       86         84         31             201
                                                              -------- ---------- ----------    ------------
   Total equity securities...................................       86        220        112             418
                                                              -------- ---------- ----------    ------------
Short-term investments (1)...................................      391      1,671         --           2,062
Mortgage loans held by CSEs -- FVO...........................       --      1,598         --           1,598
Other invested assets:
  FVO securities.............................................       --          9         --               9
  Derivative assets: (2)
   Interest rate.............................................       --      1,011         23           1,034
   Foreign currency exchange rate............................       --         77         --              77
   Credit....................................................       --         32          6              38
   Equity market.............................................       --        305          6             311
                                                              -------- ---------- ----------    ------------
     Total derivative assets.................................       --      1,425         35           1,460
                                                              -------- ---------- ----------    ------------
      Total other invested assets............................       --      1,434         35           1,469
Net embedded derivatives within asset host contracts (3).....       --         --        912             912
Separate account assets (4)..................................      259     97,368        153          97,780
                                                              -------- ---------- ----------    ------------
      Total assets........................................... $  5,101 $  140,283 $    4,107    $    149,491
                                                              ======== ========== ==========    ============
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $      3 $      574 $       12    $        589
  Foreign currency exchange rate.............................       --         90         --              90
  Credit.....................................................       --          1         --               1
  Equity market..............................................        3         64         94             161
                                                              -------- ---------- ----------    ------------
   Total derivative liabilities..............................        6        729        106             841
                                                              -------- ---------- ----------    ------------
Net embedded derivatives within liability host contracts (3).       --         --    (1,211)         (1,211)
Long-term debt of CSEs.......................................       --      1,461         --           1,461
                                                              -------- ---------- ----------    ------------
      Total liabilities...................................... $      6 $    2,190 $  (1,105)    $      1,091
                                                              ======== ========== ==========    ============

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


                                                                           December 31, 2012
                                                              --------------------------------------------
                                                                  Fair Value Hierarchy
                                                              ----------------------------
                                                                                           Total Estimated
                                                              Level 1   Level 2   Level 3    Fair Value
                                                              -------- ---------- -------- ---------------
                                                                             (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $     -- $   17,461 $  1,434     $    18,895
  Foreign corporate..........................................       --      8,577      868           9,445
  U.S. Treasury and agency...................................    5,082      3,782       --           8,864
  RMBS.......................................................       --      5,460      278           5,738
  State and political subdivision............................       --      2,304       25           2,329
  ABS........................................................       --      1,910      343           2,253
  CMBS.......................................................       --      2,231      125           2,356
  Foreign government.........................................       --      1,085        3           1,088
                                                              -------- ---------- --------     -----------
    Total fixed maturity securities..........................    5,082     42,810    3,076          50,968
                                                              -------- ---------- --------     -----------
Equity securities:
  Non-redeemable preferred stock.............................       --         47       93             140
  Common stock...............................................       70         81       26             177
                                                              -------- ---------- --------     -----------
    Total equity securities..................................       70        128      119             317
                                                              -------- ---------- --------     -----------
Short-term investments (1)...................................    1,233      1,285       13           2,531
Mortgage loans held by CSEs -- FVO...........................       --      2,666       --           2,666
Other invested assets:
  FVO securities.............................................       --          9       --               9
  Derivative assets: (2)
    Interest rate............................................       --      1,643      148           1,791
    Foreign currency exchange rate...........................       --         76       --              76
    Credit...................................................       --         13       10              23
    Equity market............................................       --        469       11             480
                                                              -------- ---------- --------     -----------
     Total derivative assets.................................       --      2,201      169           2,370
                                                              -------- ---------- --------     -----------
       Total other invested assets...........................       --      2,210      169           2,379
Net embedded derivatives within asset host contracts (3).....       --         --    3,551           3,551
Separate account assets (4)..................................      201     85,772      141          86,114
                                                              -------- ---------- --------     -----------
       Total assets.......................................... $  6,586 $  134,871 $  7,069     $   148,526
                                                              ======== ========== ========     ===========
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $      7 $      767 $     29     $       803
  Foreign currency exchange rate.............................       --         67       --              67
  Credit.....................................................       --          3       --               3
  Equity market..............................................       27          8       62              97
                                                              -------- ---------- --------     -----------
    Total derivative liabilities.............................       34        845       91             970
                                                              -------- ---------- --------     -----------
Net embedded derivatives within liability host contracts (3).       --         --    1,261           1,261
Long-term debt of CSEs.......................................       --      2,559       --           2,559
                                                              -------- ---------- --------     -----------
       Total liabilities..................................... $     34 $    3,404 $  1,352     $     4,790
                                                              ======== ========== ========     ===========

--------

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


(1)Short-term investments as presented in the tables above differ from the amounts presented in the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

(2)Derivative assets are presented within other invested assets in the consolidated balance sheets and derivative liabilities are presented within other liabilities in the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(3)Net embedded derivatives within asset host contracts are presented primarily within premiums, reinsurance and other receivables in the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented primarily within PABs and other liabilities in the consolidated balance sheets. At December 31, 2013 and 2012, equity securities also included embedded derivatives of ($30) million and ($14) million, respectively.

(4)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to MetLife Insurance Company of Connecticut's Audit Committee regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)

  fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 11% of the total estimated fair value of Level 3 fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities, Short-term Investments and Long-term Debt of CSEs

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

    The estimated fair value of long-term debt of CSEs is determined on a basis consistent with the methodologies described herein for securities.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


  Level 2 Valuation Techniques and Key Inputs:

    This level includes securities priced principally by independent pricing services using observable inputs. Short-term investments within this level are of a similar nature and class to the Level 2 fixed maturity securities and equity securities.

   U.S. corporate and foreign corporate securities

     These securities are principally valued using the market and income approaches. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Privately-placed securities are valued using matrix pricing methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer, and in certain cases, delta spread adjustments to reflect specific credit-related issues.

   U.S. Treasury and agency securities

     These securities are principally valued using the market approach. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as a benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

   Structured securities comprised of RMBS, ABS and CMBS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using standard market inputs, including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information, including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

   State and political subdivision and foreign government securities

     These securities are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques using standard market observable inputs including a benchmark U.S. Treasury yield or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

   Common and non-redeemable preferred stock

     These securities are principally valued using the market approach. Valuations are based principally on observable inputs, including quoted prices in markets that are not considered active.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


  Level 3 Valuation Techniques and Key Inputs:

    In general, securities classified within Level 3 use many of the same valuation techniques and inputs as described previously for Level 2. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates, generally causing these investments to be classified in Level 3.

    Short-term investments within this level are of a similar nature and class to the Level 3 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

   U.S. corporate and foreign corporate securities

     These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including illiquidity premium, delta spread adjustments to reflect specific credit-related issues, credit spreads; and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on independent non-binding broker quotations.

   Structured securities comprised of RMBS, ABS and CMBS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, including credit spreads. Below investment grade securities and sub-prime RMBS included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain of these valuations are based on independent non-binding broker quotations.

   State and political subdivision and foreign government securities

     These securities are principally valued using the market approach. Valuations are based primarily on independent non-binding broker quotations and inputs, including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on matrix pricing that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, including credit spreads.

   Common and non-redeemable preferred stock

     These securities, including privately-held securities and financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)

   Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using inputs such as comparable credit rating and issuance structure. Certain of these securities are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 and independent non-binding broker quotations.

  Mortgage Loans Held by CSEs -- FVO

    The Company consolidates certain securitization entities that hold commercial mortgage loans.

  Level 2 Valuation Techniques and Key Inputs:

    These investments are principally valued using the market approach. The principal market for these investments is the securitization market. The Company uses the quoted securitization market price of the obligations of the CSEs to determine the estimated fair value of these commercial loan portfolios. These market prices are determined principally by independent pricing services using observable inputs.

  Separate Account Assets

    Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Separate account assets include: mutual funds, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents.

  Level 2 Valuation Techniques and Key Inputs:

    These assets are comprised of investments that are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs." Also included are certain mutual funds without readily determinable fair values, as prices are not published publicly. Valuation of the mutual funds is based upon quoted prices or reported NAV provided by the fund managers.

  Level 3 Valuation Techniques and Key Inputs:

    These assets are comprised of investments that are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs." Also included are other limited partnership interests, which are valued giving consideration to the value of the underlying holdings of the partnerships and by applying a premium or discount, if appropriate, for factors such as liquidity, bid/ask spreads, the performance record of the fund manager or other relevant variables that may impact the exit value of the particular partnership interest.

 Derivatives

   The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)

 valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

   The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant inputs that are unobservable generally include references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

   Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Freestanding Derivatives

  Level 2 Valuation Techniques and Key Inputs:

    This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3. These derivatives are principally valued using the income approach.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


   Interest rate

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and basis curves.

     Option-based. Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, basis curves and interest rate volatility.

   Foreign currency exchange rate

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, basis curves, currency spot rates and cross currency basis curves.

   Credit

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves and recovery rates.

   Equity market

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, spot equity index levels and dividend yield curves.

     Option-based. Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, spot equity index levels, dividend yield curves and equity volatility.

  Level 3 Valuation Techniques and Key Inputs:

    These derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. These valuation methodologies generally use the same inputs as described in the corresponding sections above for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

   Interest rate

     Non-option-based. Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve and basis curves.

   Credit

     Non-option-based. Significant unobservable inputs may include credit spreads, repurchase rates and the extrapolation beyond observable limits of the swap yield curve and credit curves. Certain of these derivatives are valued based on independent non-binding broker quotations.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


   Equity market

     Non-option-based. Significant unobservable inputs may include the extrapolation beyond observable limits of dividend yield curves and equity volatility.

 Embedded Derivatives

   Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees and embedded derivatives related to funds withheld on ceded reinsurance. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs in the consolidated balance sheets.

   The fair value of these embedded derivatives, estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk free rates.

   Capital market assumptions, such as risk free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


   The Company assumed, from an affiliated insurance company, the risk associated with certain GMIBs. These embedded derivatives are included in other policy-related balances in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

   The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

   The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities in the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

  Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct and assumed guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   Reinsurance ceded on certain guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and Assumed Guaranteed Minimum Benefits" and also include counterparty credit spreads.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    For assets and liabilities measured at estimated fair value and still held at December 31, 2013 and 2012, transfers between Levels 1 and 2 were not significant.

  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments or credit spreads.

    Transfers out of Level 3 for fixed maturity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs (such as observable spreads used in pricing securities) or increases in market activity and upgraded credit ratings.

  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:


                                                                                                December 31, 2013
                                                                                           ---------------------------
                                       Valuation                   Significant                                Weighted
                                      Techniques               Unobservable Inputs              Range        Average (1)
                                ------------------------    ---------------------------    ---------------   -----------
Fixed maturity securities: (3)
 U.S. corporate and              Matrix pricing              Delta spread                     (10) -     240      51
  foreign corporate............                                adjustments (4)
                                                             Illiquidity premium (4)           30  -      30      30
                                                             Credit spreads (4)              (112) -     538     208
                                                             Offered quotes (5)                99  -     100     100
..                                Consensus pricing           Offered quotes (5)                33  -     103      87
                                -----------------------------------------------------------------------------------------
 RMBS..........................  Matrix pricing and          Credit spreads (4)               (96) -   2,406     295
                                   discounted cash flow
                                 Market pricing              Quoted prices (5)                 10  -     100      95
                                 Consensus pricing           Offered quotes (5)                78  -     100      95
                                -----------------------------------------------------------------------------------------
 CMBS..........................  Matrix pricing and          Credit spreads (4)               341  -   1,879     746
                                   discounted cash flow
                                 Market pricing              Quoted prices (5)                 97  -     104     101
                                 Consensus pricing           Offered quotes (5)               101  -     101     101
                                -----------------------------------------------------------------------------------------
 ABS...........................  Matrix pricing and          Credit spreads (4)                30  -     875     319
                                   discounted cash flow
                                 Market pricing              Quoted prices (5)                 --  -     104     101
                                 Consensus pricing           Offered quotes (5)                58  -     106      98
                                -----------------------------------------------------------------------------------------
Derivatives:
 Interest rate.................  Present value               Swap yield (7)                   248  -     450
                                   techniques
                                -----------------------------------------------------------------------------------------
 Credit........................  Present value               Credit spreads (8)                98  -     100
                                   techniques
                                 Consensus pricing           Offered quotes (9)
                                -----------------------------------------------------------------------------------------
 Equity market.................  Present value               Volatility (10)                  17%  -     28%
                                   techniques
                                -----------------------------------------------------------------------------------------
Embedded derivatives:
 Direct and ceded                Option pricing              Mortality rates:
  guaranteed minimum               techniques                   Ages 0 - 40                    0%  -   0.10%
  benefits.....................
                                                                Ages 41 - 60                0.04%  -   0.65%
                                                                Ages 61 - 115               0.26%  -    100%
                                                             Lapse rates:
                                                                Durations 1 - 10            0.50%  -    100%
                                                                Durations 11 - 20              3%  -    100%
                                                                Durations 21 - 116             3%  -    100%
                                                             Utilization rates                20%  -     50%
                                                             Withdrawal rates               0.07%  -     10%
                                                             Long-term equity              17.40%  -     25%
                                                               volatilities
                                                             Nonperformance                 0.03%  -   0.44%
                                                               risk spread
                                -----------------------------------------------------------------------------------------

                                                                                                December 31, 2012
                                                                                           ---------------------------
                                       Valuation                   Significant                                Weighted
                                      Techniques               Unobservable Inputs              Range        Average (1)
                                ------------------------    ---------------------------    ---------------   -----------
Fixed maturity securities: (3)
 U.S. corporate and              Matrix pricing              Delta spread                       9  -     500     105
  foreign corporate............                                adjustments (4)
                                                             Illiquidity premium (4)           30  -      30      30
                                                             Credit spreads (4)              (157) -     876     282
                                                             Offered quotes (5)               100  -     100     100
..                                Consensus pricing           Offered quotes (5)                35  -     555      96
                                -----------------------------------------------------------------------------------------
 RMBS..........................  Matrix pricing and          Credit spreads (4)                40  -   2,367     436
                                   discounted cash flow
                                 Market pricing              Quoted prices (5)                100  -     100     100
                                 Consensus pricing           Offered quotes (5)
                                -----------------------------------------------------------------------------------------
 CMBS..........................  Matrix pricing and          Credit spreads (4)                10  -   9,164     413
                                   discounted cash flow
                                 Market pricing              Quoted prices (5)                100  -     104     102
                                 Consensus pricing           Offered quotes (5)
                                -----------------------------------------------------------------------------------------
 ABS...........................  Matrix pricing and          Credit spreads (4)                --  -     900     152
                                   discounted cash flow
                                 Market pricing              Quoted prices (5)                 97  -     102     100
                                 Consensus pricing           Offered quotes (5)                50  -     111     100
                                -----------------------------------------------------------------------------------------
Derivatives:
 Interest rate.................  Present value               Swap yield (7)                   221  -     353
                                   techniques
                                -----------------------------------------------------------------------------------------
 Credit........................  Present value               Credit spreads (8)               100  -     100
                                   techniques
                                 Consensus pricing           Offered quotes (9)
                                -----------------------------------------------------------------------------------------
 Equity market.................  Present value               Volatility (10)                  18%  -     26%
                                   techniques
                                -----------------------------------------------------------------------------------------
Embedded derivatives:
 Direct and ceded                Option pricing              Mortality rates:
  guaranteed minimum               techniques                   Ages 0 - 40                    0%  -   0.10%
  benefits.....................
                                                                Ages 41 - 60                0.05%  -   0.64%
                                                                Ages 61 - 115               0.32%  -    100%
                                                             Lapse rates:
                                                                Durations 1 - 10            0.50%  -    100%
                                                                Durations 11 - 20              3%  -    100%
                                                                Durations 21 - 116             3%  -    100%
                                                             Utilization rates                20%  -     50%
                                                             Withdrawal rates               0.07%  -     10%
                                                             Long-term equity              17.40%  -     25%
                                                               volatilities
                                                             Nonperformance                 0.10%  -   0.67%
                                                               risk spread
                                -----------------------------------------------------------------------------------------

                                                                                             Impact of
                                                                                            Increase in
                                                                                             Input on
                                       Valuation                   Significant               Estimated
                                      Techniques               Unobservable Inputs         Fair Value (2)
                                ------------------------    ---------------------------    --------------
Fixed maturity securities: (3)
 U.S. corporate and              Matrix pricing              Delta spread                    Decrease
  foreign corporate............                                adjustments (4)
                                                             Illiquidity premium (4)         Decrease
                                                             Credit spreads (4)              Decrease
                                                             Offered quotes (5)              Increase
..                                Consensus pricing           Offered quotes (5)              Increase
                                --------------------------------------------------------------------------
 RMBS..........................  Matrix pricing and          Credit spreads (4)            Decrease (6)
                                   discounted cash flow
                                 Market pricing              Quoted prices (5)             Increase (6)
                                 Consensus pricing           Offered quotes (5)            Increase (6)
                                --------------------------------------------------------------------------
 CMBS..........................  Matrix pricing and          Credit spreads (4)            Decrease (6)
                                   discounted cash flow
                                 Market pricing              Quoted prices (5)             Increase (6)
                                 Consensus pricing           Offered quotes (5)            Increase (6)
                                --------------------------------------------------------------------------
 ABS...........................  Matrix pricing and          Credit spreads (4)            Decrease (6)
                                   discounted cash flow
                                 Market pricing              Quoted prices (5)             Increase (6)
                                 Consensus pricing           Offered quotes (5)            Increase (6)
                                --------------------------------------------------------------------------
Derivatives:
 Interest rate.................  Present value               Swap yield (7)                Increase (11)
                                   techniques
                                --------------------------------------------------------------------------
 Credit........................  Present value               Credit spreads (8)            Decrease (8)
                                   techniques
                                 Consensus pricing           Offered quotes (9)
                                --------------------------------------------------------------------------
 Equity market.................  Present value               Volatility (10)               Increase (11)
                                   techniques
                                --------------------------------------------------------------------------
Embedded derivatives:
 Direct and ceded                Option pricing              Mortality rates:
  guaranteed minimum               techniques                   Ages 0 - 40                Decrease (12)
  benefits.....................
                                                                Ages 41 - 60               Decrease (12)
                                                                Ages 61 - 115              Decrease (12)
                                                             Lapse rates:
                                                                Durations 1 - 10           Decrease (13)
                                                                Durations 11 - 20          Decrease (13)
                                                                Durations 21 - 116         Decrease (13)
                                                             Utilization rates             Increase (14)
                                                             Withdrawal rates                      (15)
                                                             Long-term equity              Increase (16)
                                                               volatilities
                                                             Nonperformance                Decrease (17)
                                                               risk spread
                                --------------------------------------------------------------------------

--------

(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curve is utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)Represents the risk quoted in basis points of a credit default event on the underlying instrument. The range being provided is a single quoted spread in the valuation model. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(9)At both December 31, 2013 and 2012, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(10)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(11)Changes are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(12)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(13)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)

   contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(16)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(17)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ---------------------------------------------------------------------------------
                                                                     Fixed Maturity Securities:
                                          ---------------------------------------------------------------------------------
                                                                                      State and
                                            U.S.     Foreign  U.S. Treasury           Political                  Foreign
                                          Corporate Corporate  and Agency     RMBS   Subdivision  ABS    CMBS   Government
                                          --------- --------- ------------- -------- ----------- ------ ------- -----------
                                                                            (In millions)
Year Ended December 31, 2013:
Balance at January 1,.................... $  1,434  $    868    $        -- $    278  $      25  $  343 $   125 $         3
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................        7        --             --        1         --       1       1          --
   Net investment gains (losses).........       --       (7)             --      (1)         --       2      --          --
   Net derivative gains (losses).........       --        --             --       --         --      --      --          --
  OCI....................................     (39)       (5)             --       13         --     (5)       3          --
Purchases (3)............................      150        53             --      170         --     184      37          --
Sales (3)................................    (243)     (129)             --     (49)        (2)    (53)    (71)         (3)
Issuances (3)............................       --        --             --       --         --      --      --          --
Settlements (3)..........................       --        --             --       --         --      --      --          --
Transfers into Level 3 (4)...............      218        30             --       14         --      --      --          --
Transfers out of Level 3 (4).............    (279)      (76)             --      (4)       (23)    (53)    (23)          --
                                          --------  --------    ----------- --------  ---------  ------ ------- -----------
Balance at December 31,.................. $  1,248  $    734    $        -- $    422  $      --  $  419 $    72 $        --
                                          ========  ========    =========== ========  =========  ====== ======= ===========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      7  $     --    $        -- $      1  $      --  $   -- $    -- $        --
  Net investment gains (losses).......... $     --  $    (3)    $        -- $     --  $      --  $   -- $    -- $        --
  Net derivative gains (losses).......... $     --  $     --    $        -- $     --  $      --  $   -- $    -- $        --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ----------------------------------------------------------------------------------
                                          Equity Securities:               Net Derivatives: (6)
                                          -------------------             -----------------------
                                             Non-
                                          redeemable                                                    Net        Separate
                                          Preferred   Common  Short-term  Interest        Equity     Embedded      Account
                                            Stock     Stock   Investments   Rate   Credit Market  Derivatives (7) Assets (8)
                                          ---------- -------- ----------- -------- ------ ------- --------------- ----------
                                                                            (In millions)
Year Ended December 31, 2013:
Balance at January 1,.................... $       93 $     26 $       13  $   119  $   10 $  (51)   $       2,290  $    141
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................         --       --         --       --      --      --              --        --
   Net investment gains (losses).........         --        8         --       --      --      --              --         6
   Net derivative gains (losses).........         --       --         --     (16)     (4)    (40)             108        --
  OCI....................................         12        7         --     (58)      --      --              --        --
Purchases (3)............................          3        2         --       --      --      --              --         9
Sales (3)................................       (27)     (12)       (13)       --      --      --              --       (6)
Issuances (3)............................         --       --         --       --      --      --              --        --
Settlements (3)..........................         --       --         --     (19)      --       3            (59)        --
Transfers into Level 3 (4)...............         --       --         --       --      --      --              --         3
Transfers out of Level 3 (4).............         --       --         --     (15)      --      --              --        --
                                          ---------- -------- ----------  -------  ------ -------   -------------  --------
Balance at December 31,.................. $       81 $     31 $       --  $    11  $    6 $  (88)   $       2,123  $    153
                                          ========== ======== ==========  =======  ====== =======   =============  ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $       -- $     -- $       --  $    --  $   -- $    --   $          --  $     --
  Net investment gains (losses).......... $      (3) $    (2) $       --  $    --  $   -- $    --   $          --  $     --
  Net derivative gains (losses).......... $       -- $     -- $       --  $   (8)  $  (4) $  (36)   $        (83)  $     --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


                                              Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          -------------------------------------------------------------------------------
                                                                    Fixed Maturity Securities:
                                          -------------------------------------------------------------------------------
                                                                 U.S.               State and
                                            U.S.     Foreign   Treasury             Political                  Foreign
                                          Corporate Corporate and Agency    RMBS   Subdivision  ABS    CMBS   Government
                                          --------- --------- ----------- -------- ----------- ------ ------- -----------
                                                                           (In millions)
Year Ended December 31, 2012:
Balance at January 1,.................... $  1,432  $    580  $        -- $    239  $      23  $  220 $   147 $         2
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................        7        --           --       --         --      --      --          --
   Net investment gains (losses).........       --      (24)           --      (4)         --      --     (1)          --
   Net derivative gains (losses).........       --        --           --       --         --      --      --          --
  OCI....................................       66        44           --       39          2       8       6           1
Purchases (3)............................      227       269           --       61         --     148      22          --
Sales (3)................................    (183)      (56)           --     (63)         --    (15)    (71)          --
Issuances (3)............................       --        --           --       --         --      --      --          --
Settlements (3)..........................       --        --           --       --         --      --      --          --
Transfers into Level 3 (4)...............       76        68           --        6         --      --      39          --
Transfers out of Level 3 (4).............    (191)      (13)           --       --         --    (18)    (17)          --
                                          --------  --------  ----------- --------  ---------  ------ ------- -----------
Balance at December 31,.................. $  1,434  $    868  $        -- $    278  $      25  $  343 $   125 $         3
                                          ========  ========  =========== ========  =========  ====== ======= ===========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      7  $      1  $        -- $     --  $      --  $   -- $    -- $        --
  Net investment gains (losses).......... $     --  $   (16)  $        -- $    (2)  $      --  $   -- $    -- $        --
  Net derivative gains (losses).......... $     --  $     --  $        -- $     --  $      --  $   -- $    -- $        --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                    -----------------------------------------------------------------------------------
                                    Equity Securities:                Net Derivatives: (6)
                                    -------------------             ------------------------
                                       Non-
                                    redeemable                                                                Separate
                                    Preferred   Common  Short-term  Interest         Equity   Net Embedded    Account
                                      Stock     Stock   Investments   Rate   Credit  Market  Derivatives (7) Assets (8)
                                    ---------- -------- ----------- -------- ------ -------- --------------- ----------
                                                                       (In millions)
Year Ended December 31, 2012:
Balance at January 1,.............. $       76 $     21  $       10  $  174  $ (1)  $     43   $       1,009   $    130
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income...........         --       --          --      --     --        --              --         --
   Net investment gains (losses)...         --      (2)          --      --     --        --              --         16
   Net derivative gains (losses)...         --       --          --       1     10      (91)           1,296         --
 OCI...............................         20        9          --       1     --        --              --         --
Purchases (3)......................         --       --          13      --     --        --              --          1
Sales (3)..........................        (3)      (2)        (10)      --     --        --              --        (5)
Issuances (3)......................         --       --          --    (10)     --        --              --         --
Settlements (3)....................         --       --          --    (47)     --       (3)            (15)         --
Transfers into Level 3 (4).........         --       --          --      --     --        --              --          1
Transfers out of Level 3 (4).......         --       --          --      --      1        --              --        (2)
                                    ---------- --------  ----------  ------  -----  --------   -------------   --------
Balance at December 31,............ $       93 $     26  $       13  $  119  $  10  $   (51)   $       2,290   $    141
                                    ========== ========  ==========  ======  =====  ========   =============   ========
Changes in unrealized gains
 (losses) included in net income
 (loss): (5)
 Net investment income............. $       -- $     --  $       --  $   --  $  --  $     --   $          --   $     --
 Net investment gains (losses)..... $       -- $    (4)  $       --  $   --  $  --  $     --   $          --   $     --
 Net derivative gains (losses)..... $       -- $     --  $       --  $    3  $  11  $   (88)   $       1,305   $     --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


                                              Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          --------------------------------------------------------------------------------
                                                                     Fixed Maturity Securities:
                                          --------------------------------------------------------------------------------
                                                                                      State and
                                            U.S.     Foreign  U.S. Treasury           Political                 Foreign
                                          Corporate Corporate  and Agency     RMBS   Subdivision  ABS    CMBS  Government
                                          --------- --------- ------------- -------- ----------- ------ ------ -----------
                                                                           (In millions)
Year Ended December 31, 2011:
Balance at January 1,....................  $  1,510  $    880   $        34 $    282    $     32 $  321 $  130 $        14
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................         6         1            --        1          --     --     --          --
   Net investment gains (losses).........        32      (20)            --      (5)          --    (6)     --          --
   Net derivative gains (losses).........        --        --            --       --          --     --     --          --
  OCI....................................        80        22            --      (9)         (8)      8     19          --
Purchases (3)............................        76       282            --       16          --    166     17          --
Sales (3)................................     (175)     (515)            --     (34)         (1)   (46)   (19)        (12)
Issuances (3)............................        --        --            --       --          --     --     --          --
Settlements (3)..........................        --        --            --       --          --     --     --          --
Transfers into Level 3 (4)...............        40         3            --        1          --     --     --          --
Transfers out of Level 3 (4).............     (137)      (73)          (34)     (13)          --  (223)     --          --
                                           --------  --------   ----------- --------    -------- ------ ------ -----------
Balance at December 31,..................  $  1,432  $    580   $        -- $    239    $     23 $  220 $  147 $         2
                                           ========  ========   =========== ========    ======== ====== ====== ===========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income..................  $      6  $      1   $        -- $      1    $     -- $   -- $   -- $        --
  Net investment gains (losses)..........  $     --  $    (9)   $        -- $    (5)    $     -- $  (2) $   -- $        --
  Net derivative gains (losses)..........  $     --  $     --   $        -- $     --    $     -- $   -- $   -- $        --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ---------------------------------------------------------------------------------
                                          Equity Securities:              Net Derivatives: (6)
                                          ------------------             -----------------------
                                             Non-
                                          redeemable                                                              Separate
                                          Preferred  Common  Short-term  Interest         Equity  Net Embedded    Account
                                            Stock    Stock   Investments   Rate   Credit  Market Derivatives (7) Assets (8)
                                          ---------- ------- ----------- -------- ------- ------ --------------- ----------
                                                                      (In millions)
Year Ended December 31, 2011:
Balance at January 1,....................  $     214 $    22  $      173  $ (61)  $    11 $  12     $        677   $    133
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................         --      --          --      --       --    --               --         --
   Net investment gains (losses).........       (24)       2         (1)      --       --    --               --        (7)
   Net derivative gains (losses).........         --      --          --      50     (10)    32              254         --
  OCI....................................          1     (6)          --     199       --    --               --         --
Purchases (3)............................         --       9          10      --       --     3               --          5
Sales (3)................................      (115)     (6)       (172)      --       --    --               --        (1)
Issuances (3)............................         --      --          --      --      (1)   (4)               --         --
Settlements (3)..........................         --      --          --    (13)      (1)    --               78         --
Transfers into Level 3 (4)...............         --      --          --     (1)       --    --               --         --
Transfers out of Level 3 (4).............         --      --          --      --       --    --               --         --
                                           --------- -------  ----------  ------  ------- -----     ------------   --------
Balance at December 31,..................  $      76 $    21  $       10  $  174  $   (1) $  43     $      1,009   $    130
                                           ========= =======  ==========  ======  ======= =====     ============   ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income..................  $      -- $    --  $       --  $   --  $    -- $  --     $         --   $     --
  Net investment gains (losses)..........  $     (3) $    --  $       --  $   --  $    -- $  --     $         --   $     --
  Net derivative gains (losses)..........  $      -- $    --  $       --  $   39  $  (10) $  33     $        256   $     --

--------

(1)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.

(6)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(7)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(8)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)

 Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                             December 31,
                                                                           -----------------
                                                                              2013     2012
                                                                           -------- --------
                                                                             (In millions)
Assets: (1)
Unpaid principal balance.................................................. $  1,528 $  2,539
Difference between estimated fair value and unpaid principal balance......       70      127
                                                                           -------- --------
 Carrying value at estimated fair value................................... $  1,598 $  2,666
                                                                           ======== ========
Liabilities: (1)
Contractual principal balance............................................. $  1,436 $  2,444
Difference between estimated fair value and contractual principal balance.       25      115
                                                                           -------- --------
 Carrying value at estimated fair value................................... $  1,461 $  2,559
                                                                           ======== ========

--------

(1)These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates; that is, they are not measured at fair value on a recurring basis but are subject to fair value adjustments only in certain circumstances (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level
3).

                                                  At December 31,          Years Ended December 31,
                                         -------------------------------- --------------------------
                                           2013      2012        2011       2013     2012     2011
                                         --------  --------   ----------- -------- --------- -------
                                         Carrying Value After Measurement       Gains (Losses)
                                         -------------------------------- --------------------------
                                                          (In millions)
Mortgage loans, net (1)................. $   36     $   65     $     8    $    (4) $       4 $     8
Other limited partnership interests (2). $    5     $    6     $     5    $    (6) $     (3) $   (2)
Real estate joint ventures (3).......... $    1     $    2     $    --    $    (1) $     (3) $    --
Goodwill (4)............................ $   --     $   --     $    --    $   (66) $   (394) $    --

--------

(1)Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


(2)For these cost method investments, estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2013 and 2012 were not significant.

(3)For these cost method investments, estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include several real estate funds that typically invest primarily in commercial real estate. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next one to 10 years. Unfunded commitments for these investments at both December 31, 2013 and 2012 were not significant.

(4)As discussed in Note 10, in 2013, the Company recorded an impairment of goodwill associated with the Retail Life & Other reporting unit. In addition, in 2012, the Company recorded an impairment of goodwill associated with the Retail Annuities reporting unit. These impairments have been categorized as Level 3 due to the significant unobservable inputs used in the determination of the estimated fair value.

Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                           December 31, 2013
                                     --------------------------------------------------------------
                                                       Fair Value Hierarchy
                                               ------------------------------------
                                     Carrying                                       Total Estimated
                                      Value        Level 1     Level 2     Level 3    Fair Value
                                     --------- ----------- ----------- ------------ ---------------
                                                             (In millions)
Assets
Mortgage loans...................... $   6,120 $        -- $        -- $      6,427  $      6,427
Policy loans........................ $   1,219 $        -- $       872 $        407  $      1,279
Real estate joint ventures.......... $      55 $        -- $        -- $         98  $         98
Other limited partnership interests. $      78 $        -- $        -- $         89  $         89
Other invested assets............... $     931 $        -- $       995 $         --  $        995
Premiums, reinsurance and other
 receivables........................ $   5,928 $        -- $        24 $      6,282  $      6,306
Liabilities
PABs................................ $  20,875 $        -- $        -- $     21,987  $     21,987
Long-term debt...................... $     790 $        -- $     1,009 $         --  $      1,009
Other liabilities................... $     258 $        -- $        96 $        162  $        258
Separate account liabilities........ $   1,448 $        -- $     1,448 $         --  $      1,448

                                                           December 31, 2012
                                     --------------------------------------------------------------
                                                       Fair Value Hierarchy
                                               ------------------------------------
                                     Carrying                                       Total Estimated
                                      Value        Level 1     Level 2     Level 3    Fair Value
                                     --------- ----------- ----------- ------------ ---------------
                                                             (In millions)
Assets
Mortgage loans...................... $   6,491 $        -- $        -- $      7,009  $      7,009
Policy loans........................ $   1,216 $        -- $       861 $        450  $      1,311
Real estate joint ventures.......... $      59 $        -- $        -- $        101  $        101
Other limited partnership interests. $      94 $        -- $        -- $        103  $        103
Other invested assets............... $     432 $        -- $       548 $         --  $        548
Premiums, reinsurance and other
 receivables........................ $   6,015 $        -- $        86 $      6,914  $      7,000
Liabilities
PABs................................ $  22,613 $        -- $        -- $     24,520  $     24,520
Long-term debt...................... $     791 $        -- $     1,076 $         --  $      1,076
Other liabilities................... $     237 $        -- $        81 $        156  $        237
Separate account liabilities........ $   1,296 $        -- $     1,296 $         --  $      1,296

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 Mortgage Loans

   For mortgage loans, estimated fair value is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


 Policy Loans

   Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

   The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Other Invested Assets

  These other invested assets are principally comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

 Premiums, Reinsurance and Other Receivables

  Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

   Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

   The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 PABs

   These PABs include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


   The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

   The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

 Other Liabilities

   Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Separate Account Liabilities

   Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

   Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

   Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

10. Goodwill

  Goodwill is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Step 1 of the goodwill impairment process requires a comparison of the fair value of a reporting unit to its carrying value.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Goodwill (continued)

In performing the Company's goodwill impairment tests, the estimated fair values of the reporting units are first determined using a market multiple valuation approach. When further corroboration is required, the Company uses a discounted cash flow valuation approach. For reporting units which are particularly sensitive to market assumptions, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

  The market multiple valuation approach utilizes market multiples of companies with similar businesses and the projected operating earnings of the reporting unit. The discounted cash flow valuation approach requires judgments about revenues, operating earnings projections, capital market assumptions and discount rates. The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the respective reporting unit.

  The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

  During the 2013 annual goodwill impairment tests, the market multiple and discounted cash flow valuation techniques indicated that the fair value of the Retail Life & Other reporting unit was below its carrying value. Due to these results, an actuarial appraisal, which estimates the net worth of the reporting unit, the value of existing business and the value of new business, was also performed. This appraisal also resulted in a fair value of the Retail Life & Other reporting unit that was less than the carrying value, indicating a potential for goodwill impairment. An increase in required reserves on universal life products with secondary guarantees, together with modifications to financial reinsurance treaty terms, was reflected in the fair value estimate. In addition, decreased future sales assumptions reflected in the valuation were driven by the discontinuance of certain sales of universal life products with secondary guarantees by the Company. Accordingly, the Company performed Step 2 of the goodwill impairment process, which compares the implied fair value of goodwill with the carrying value of that goodwill in the reporting unit to calculate the amount of goodwill impairment. The Company determined that all of the recorded goodwill associated with the Retail Life & Other reporting unit was not recoverable and recorded a non-cash charge of $66 million ($57 million, net of income tax) for the impairment of the entire goodwill balance in the consolidated statements of operations for the year ended December 31, 2013. The full amount was impaired at MetLife Insurance Company of Connecticut.

  In addition, the Company performed its annual goodwill impairment test of its Corporate Benefit Funding reporting unit using a market multiple valuation approach and concluded that the fair value of such reporting unit was in excess of its carrying value and, therefore, goodwill was not impaired.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Goodwill (continued)


  Information regarding goodwill by segment, as well as Corporate & Other, was as follows:

                                            Corporate
                                             Benefit   Corporate
                                    Retail   Funding  & Other (1)  Total
                                   -------- --------- ----------- --------
                                                (In millions)
     Balance at January 1, 2012
     Goodwill..................... $    241  $  307    $    405   $    953
     Accumulated impairment.......       --      --          --         --
                                   --------  ------    --------   --------
      Total goodwill, net......... $    241  $  307    $    405   $    953

     Impairments (2)..............    (218)      --       (176)      (394)

     Balance at December 31, 2012
     Goodwill..................... $    241  $  307    $    405   $    953
     Accumulated impairment.......    (218)      --       (176)      (394)
                                   --------  ------    --------   --------
      Total goodwill, net......... $     23  $  307    $    229   $    559
     Impairments                       (23)      --        (43)       (66)
     Balance at December 31, 2013.
     Goodwill..................... $    241  $  307    $    405   $    953
     Accumulated impairment.......    (241)      --       (219)      (460)
                                   --------  ------    --------   --------
      Total goodwill, net......... $     --  $  307    $    186   $    493
                                   ========  ======    ========   ========

--------

(1)For purposes of goodwill impairment testing, the $229 million of net goodwill in Corporate & Other at December 31, 2012, which resulted from goodwill acquired as part of the 2005 Travelers acquisition, was allocated to business units of the Retail and Corporate Benefit Funding segments in the amounts of $43 million and $186 million, respectively. As reflected in the table, the $43 million related to the Retail segment was impaired for the year ended December 31, 2013.

(2)In connection with its annual goodwill impairment testing, the Company determined that all of the recorded goodwill associated with the Retail Annuities reporting unit was not recoverable and recorded a non-cash charge of $394 million ($147 million, net of income tax) for the impairment of the entire goodwill balance in the consolidated statements of operations for the year ended December 31, 2012. Of this amount, $327 million ($80 million, net of income tax) was impaired at MetLife Insurance Company of Connecticut.

11. Debt

  Long-term debt outstanding was as follows:

                                                            December 31,
                                        Interest          -----------------
                                          Rate   Maturity   2013     2012
                                        -------- -------- -------- --------
                                                            (In millions)
    Surplus notes -- affiliated........   8.60%      2038 $    750 $    750
    Long-term debt -- unaffiliated (1).   7.03%      2030       40       41
                                                          -------- --------
     Total long-term debt (2)..........                   $    790 $    791
                                                          ======== ========

--------

(1)Principal and interest is paid quarterly.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

11. Debt (continued)


(2)Excludes $1.5 billion and $2.6 billion of long-term debt relating to CSEs at December 31, 2013 and 2012, respectively. See Note 7.

  The aggregate maturities of long-term debt at December 31, 2013 are $1 million in each of 2014, 2015, 2016, and 2017, $2 million in 2018 and $784 million thereafter.

  Interest expense related to the Company's indebtedness included in other expenses was $68 million, $68 million and $67 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  Payments of interest and principal on the surplus notes, which are subordinate to all other obligations at the operating company level, may be made only with the prior approval of the insurance department of the state of domicile.

12. Equity

Return of Capital

  During the year ended December 31, 2011, Sino-US MetLife Insurance Company Limited ("Sino"), an insurance underwriting joint venture of the Company accounted for under the equity method, merged with United MetLife Insurance Company Limited ("United"), another insurance underwriting joint venture of an affiliate of the Company. MetLife Insurance Company of Connecticut's ownership interest in the merged entity, Sino-US United MetLife Insurance Company Limited ("Sino-United") was determined based on its contributed capital and share of undistributed earnings of Sino compared to the contributed capital and undistributed earnings of all other investees of Sino and United. Since both of the joint ventures were under common ownership both prior to and subsequent to the merger, MetLife Insurance Company of Connecticut's investment in Sino-United is based on the carrying value of its investment in Sino. Pursuant to the merger, MetLife Insurance Company of Connecticut entered into an agreement to pay the affiliate an amount based on the relative fair values of their respective investments in Sino-United. Accordingly, upon completion of the estimation of fair value, $47 million, representing a return of capital, was paid during the year ended December 31, 2011. MetLife Insurance Company of Connecticut's investment in Sino-United is accounted for under the equity method and is included in other invested assets.

Common Stock

  The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which were outstanding at both December 31, 2013 and 2012. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife and the remaining shares are owned by MetLife Investors Group, Inc.

Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

12. Equity (continued)

specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratio for MetLife Insurance Company of Connecticut and its U.S. insurance subsidiary, MLI-USA, were in excess of 400% for all periods presented.

  MetLife Insurance Company of Connecticut and its insurance subsidiaries prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile or applicable foreign jurisdiction. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife Insurance Company of Connecticut and MLI-USA.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  Statutory net income (loss) of MetLife Insurance Company of Connecticut, a Connecticut domiciled insurer, was $790 million, $848 million and $46 million for the years ended December 31, 2013, 2012 and 2011, respectively. Statutory capital and surplus was $4.8 billion and $5.3 billion at December 31, 2013 and 2012, respectively. All such amounts are derived from the statutory-basis financial statements as filed with the Connecticut Insurance Department.

  Statutory net income (loss) of MLI-USA, a Delaware domiciled insurer, was $209 million, $84 million and $178 million for the years ended December 31, 2013, 2012 and 2011, respectively. Statutory capital and surplus was $1.9 billion and $1.7 billion at December 31, 2013 and 2012, respectively. All such amounts are derived from the statutory-basis financial statements as filed with the Delaware Department of Insurance.

  As of December 31, 2013, MetLife Insurance Company of Connecticut's sole foreign insurance subsidiary, MetLife Assurance Limited ("MAL") was regulated by authorities in the United Kingdom and was subject to minimum capital and solvency requirements before corrective action commences. The required capital and surplus was $165 million and the actual regulatory capital and surplus was $573 million as of the date of the most recent capital adequacy calculation for the jurisdiction. MAL exceeded these minimum capital and solvency requirements for all other periods presented. See Note 17 for additional information on MAL.

Dividend Restrictions

  Under Connecticut State Insurance Law, MetLife Insurance Company of Connecticut is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to its stockholders as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

12. Equity (continued)

of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year or (ii) its statutory net gain from operations for the immediately preceding calendar year. MetLife Insurance Company of Connecticut will be permitted to pay a dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance (the "Connecticut Commissioner") and the Connecticut Commissioner either approves the distribution of the dividend or does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)" reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the year ended December 31, 2013, MetLife Insurance Company of Connecticut paid a dividend to its stockholders in the amount of $1.0 billion. During the year ended December 31, 2012, MetLife Insurance Company of Connecticut paid total dividends of $706 million. During June 2012, the Company distributed all of the issued and outstanding shares of common stock of MetLife Europe to its stockholders as an in-kind extraordinary dividend of $202 million, as calculated on a statutory basis. Regulatory approval for this extraordinary dividend was obtained due to the timing of payment. During December 2012, MetLife Insurance Company of Connecticut paid a dividend to its stockholders in the amount of $504 million, which represented its ordinary dividend capacity at year-end 2012. Due to the June 2012 in -kind dividend, a portion of this was extraordinary and regulatory approval was obtained. During the years ended December 31, 2011, MetLife Insurance Company of Connecticut paid a dividend of $517 million. Based on amounts at December 31, 2013, MetLife Insurance Company of Connecticut could pay a stockholder dividend in 2014 of $1.0 billion without prior approval of the Connecticut Commissioner.

  Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife Insurance Company of Connecticut as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a dividend to MetLife Insurance Company of Connecticut in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance (the "Delaware Commissioner") and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2013, 2012 and 2011, MLI-USA did not pay dividends to MetLife Insurance Company of Connecticut. Because MLI-USA's statutory unassigned funds were negative at December 31, 2013, MLI-USA cannot pay any dividends in 2014 without prior regulatory approval.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

12. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI, net of income tax, was as follows:

                                                    Unrealized                       Foreign
                                                 Investment Gains     Unrealized    Currency
                                                 (Losses), Net of   Gains (Losses) Translation
                                                Related Offsets (1) on Derivatives Adjustments   Total
                                                ------------------- -------------- ----------- ----------
                                                                      (In millions)
Balance at December 31, 2010...................      $          412    $      (70)  $    (125) $      217
OCI before reclassifications...................               2,118            356        (16)      2,458
Income tax expense (benefit)...................               (747)          (125)           2      (870)
                                                     --------------    -----------  ---------- ----------
 OCI before reclassifications, net of income
   tax.........................................               1,783            161       (139)      1,805
Amounts reclassified from AOCI.................                (44)            (9)          --       (53)
Income tax expense (benefit)...................                  16              3          --         19
                                                     --------------    -----------  ---------- ----------
 Amounts reclassified from AOCI, net of income
   tax.........................................                (28)            (6)          --       (34)
                                                     --------------    -----------  ---------- ----------
Balance at December 31, 2011...................               1,755            155       (139)      1,771
OCI before reclassifications...................                 945              7          88      1,040
Income tax expense (benefit)...................               (350)            (1)           2      (349)
                                                     --------------    -----------  ---------- ----------
 OCI before reclassifications, net of income
   tax.........................................               2,350            161        (49)      2,462
Amounts reclassified from AOCI.................                (95)            (3)          --       (98)
Income tax expense (benefit)...................                  35              1          --         36
                                                     --------------    -----------  ---------- ----------
 Amounts reclassified from AOCI, net of income
   tax.........................................                (60)            (2)          --       (62)
                                                     --------------    -----------  ---------- ----------
Balance at December 31, 2012...................               2,290            159        (49)      2,400
OCI before reclassifications...................             (2,039)          (193)          28    (2,204)
Income tax expense (benefit)...................                 671             68         (2)        737
                                                     --------------    -----------  ---------- ----------
 OCI before reclassifications, net of income
   tax.........................................                 922             34        (23)        933
Amounts reclassified from AOCI.................                (55)           (11)          --       (66)
Income tax expense (benefit)...................                  18              4          --         22
                                                     --------------    -----------  ---------- ----------
 Amounts reclassified from AOCI, net of income
   tax.........................................                (37)            (7)          --       (44)
                                                     --------------    -----------  ---------- ----------
Balance at December 31, 2013...................      $          885    $        27  $     (23) $      889
                                                     ==============    ===========  ========== ==========

--------

(1)See Note 7 for information on offsets to investments related to insurance liabilities and DAC and VOBA.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

12. Equity (continued)


  Information regarding amounts reclassified out of each component of AOCI, was as follows:

                                                                                   Statement of Operations and
AOCI Components                                 Amounts Reclassified from AOCI Comprehensive Income (Loss) Location
--------------------------------------------    -----------------------------  ------------------------------------
                                                  Years Ended December 31,
                                                -----------------------------
                                                  2013       2012      2011
                                                ---------  --------- ---------
                                                        (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment gains
   (losses).................................... $      48  $      98 $      14 Other net investment gains (losses)
  Net unrealized investment gains
   (losses)....................................        16          6        25 Net investment income
  Net unrealized investment gains
   (losses)....................................         2       (12)        10 Net derivative gains (losses)
  OTTI.........................................      (11)          3       (5) OTTI on fixed maturity securities
                                                ---------  --------- ---------
    Net unrealized investment gains
     (losses), before income tax...............        55         95        44
    Income tax (expense) benefit...............      (18)       (35)      (16)
                                                ---------  --------- ---------
    Net unrealized investment gains
     (losses), net of income tax............... $      37  $      60 $      28
                                                =========  ========= =========
Unrealized gains (losses) on derivatives -
 cash flow hedges:
  Interest rate swaps..........................        --         --         1 Net derivative gains (losses)
  Interest rate forwards.......................         9          1         9 Net derivative gains (losses)
  Interest rate forwards.......................         1          1        -- Net investment income
  Foreign currency swaps.......................        --          1       (2) Net derivative gains (losses)
  Credit forwards..............................        --         --         1 Net derivative gains (losses)
  Credit forwards..............................         1         --        -- Net investment income
                                                ---------  --------- ---------
    Gains (losses) on cash flow hedges,
     before income tax.........................        11          3         9
    Income tax (expense) benefit...............       (4)        (1)       (3)
                                                ---------  --------- ---------
    Gains (losses) on cash flow hedges, net
     of income tax............................. $       7  $       2 $       6
                                                =========  ========= =========
Total reclassifications, net of income tax..... $      44  $      62 $      34
                                                =========  ========= =========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


13. Other Expenses

  Information on other expenses was as follows:

                                                     Years Ended December 31,
                                                   ----------------------------
                                                     2013     2012      2011
                                                   -------- -------- ----------
                                                          (In millions)
 Compensation..................................... $    352 $    402 $      357
 Commissions......................................      639      939      1,418
 Volume-related costs.............................      138      159        196
 Affiliated interest costs on ceded reinsurance...      212      271        271
 Capitalization of DAC............................    (504)    (886)    (1,365)
 Amortization of DAC and VOBA.....................       50    1,035      1,159
 Interest expense on debt and debt issuance costs.      190      231        389
 Premium taxes, licenses and fees.................       57       63         75
 Professional services............................       41       25         50
 Rent and related expenses........................       31       37         29
 Other............................................      453      444        402
                                                   -------- -------- ----------
  Total other expenses............................ $  1,659 $  2,720 $    2,981
                                                   ======== ======== ==========

Capitalization of DAC and Amortization of DAC and VOBA

  See Note 5 for additional information on DAC and VOBA including impacts of capitalization and amortization.

Interest Expense on Debt and Debt Issuance Costs

  Interest expense on debt and debt issuance costs includes interest expense on debt (see Note 11) and interest expense related to CSEs (see Note 7).

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC include the impact of affiliated reinsurance transactions. See Notes 6, 11 and 16 for discussion of affiliated expenses included in the table above.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


14. Income Tax

  The provision for income tax from continuing operations was as follows:

                                                                       Years Ended December 31,
                                                              ------------------------------------------
                                                               2013             2012              2011
                                                              ------          --------          --------
                                                                   (In millions)
  Current:
   Federal................................................... $ (41)          $  (235)          $  (157)
   Foreign...................................................      8              (10)               (5)
                                                              ------          --------          --------
     Subtotal................................................   (33)             (245)             (162)
                                                              ------          --------          --------
  Deferred:
   Federal...................................................    242               598               613
   Foreign...................................................     18                19                42
                                                              ------          --------          --------
     Subtotal................................................    260               617               655
                                                              ------          --------          --------
       Provision for income tax expense (benefit)............ $  227          $    372          $    493
                                                              ======          ========          ========

    The Company's income (loss) from continuing operations before income tax expense (benefit) from domestic and foreign operations were as follows:

                                                                       Years Ended December 31,
                                                              ------------------------------------------
                                                               2013             2012              2011
                                                              ------          --------          --------
                                                                   (In millions)
  Income (loss) from continuing operations:
   Domestic.................................................. $  869          $  1,492          $  1,545
   Foreign...................................................     78               (2)               122
                                                              ------          --------          --------
     Total................................................... $  947          $  1,490          $  1,667
                                                              ======          ========          ========

    The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations was as follows:

                                                                       Years Ended December 31,
                                                              ------------------------------------------
                                                               2013             2012              2011
                                                              ------          --------          --------
                                                                   (In millions)
  Tax provision at U.S. statutory rate....................... $  331          $    522          $    583
  Tax effect of:
   Dividend received deduction...............................   (81)              (70)              (69)
   Tax-exempt income.........................................     --               (1)               (2)
   Prior year tax............................................    (4)                 3               (9)
   Tax credits...............................................   (10)               (8)              (11)
   Foreign tax rate differential.............................    (2)                13               (1)
   Change in valuation allowance.............................     --                22               (2)
   Goodwill impairment.......................................     13             (109)                --
   Sale of subsidiary........................................   (24)                --                --
   Other, net................................................      4                --                 4
                                                              ------          --------          --------
     Provision for income tax expense (benefit).............. $  227          $    372          $    493
                                                              ======          ========          ========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

14. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                                              December 31,
                                                            --------------------------------------------
                                                                 2013                       2012
                                                            ----------------          ------------------
                                                                           (In millions)
Deferred income tax assets:
 Policyholder liabilities and receivables.................. $          1,282          $              883
 Net operating loss carryforwards..........................               22                          32
 Employee benefits.........................................               --                           3
 Tax credit carryforwards..................................              125                          92
 Other.....................................................                7                          35
                                                            ----------------          ------------------
   Total gross deferred income tax assets..................            1,436                       1,045
 Less: Valuation allowance.................................               --                          25
                                                            ----------------          ------------------
   Total net deferred income tax assets....................            1,436                       1,020
                                                            ----------------          ------------------
Deferred income tax liabilities:
 Investments, including derivatives........................              651                         258
 Net unrealized investment gains...........................              575                       1,336
 DAC and VOBA..............................................            1,543                       1,281
 Other.....................................................               52                          15
                                                            ----------------          ------------------
   Total deferred income tax liabilities...................            2,821                       2,890
                                                            ----------------          ------------------
     Net deferred income tax asset (liability)............. $        (1,385)          $          (1,870)
                                                            ================          ==================

   The following table sets forth the domestic net operating carryforwards for tax purposes at December 31,
 2013:

                                                                             Net Operating Loss
                                                                               Carryforwards
                                                            ------------------------------------------------
                                                                Amount                        Expiration
                                                            ----------------              ------------------
                                                             (In millions)
Domestic................................................... $             64               Beginning in 2028

   Tax credit carryforwards of $125 million at December 31, 2013 will expire beginning in 2015.

   Pursuant to Internal Revenue Service ("IRS") rules, the Company was excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of the Company. In 2011, MetLife Insurance Company of Connecticut and its subsidiaries joined the consolidated return and became a party to the MetLife tax sharing agreement. Prior to 2011, MetLife Insurance Company of Connecticut filed a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries filed either separate individual corporate tax returns or separate consolidated tax returns.

   The Company participates in a tax sharing agreement with MetLife, as described in Note 1. Pursuant to this tax sharing agreement, the amounts due from affiliates included $194 million, $135 million, and $151 million at December 31, 2013, 2012, and 2011, respectively.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

14. Income Tax (continued)


   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. The Company is no longer subject to U.S. federal, state or local income tax examinations in major taxing jurisdictions for years prior to 2005. In 2012, the Company and the IRS completed and settled substantially all the issues identified in the audit years of 2005 and 2006. The issues not settled are under review at the IRS Appeals Division.

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                           Years Ended December 31,
                                                                          ---------------------------
                                                                           2013     2012      2011
                                                                          ------- --------- ---------
                                                                                 (In millions)
Balance at January 1,.................................................... $   (1) $      29 $      38
Additions for tax positions of prior years...............................      25        46        --
Reductions for tax positions of prior years..............................     (1)      (76)       (3)
Additions for tax positions of current year..............................       1         9         2
Reductions for tax positions of current year.............................     (1)       (9)       (8)
                                                                          ------- --------- ---------
Balance at December 31,..................................................     $23 $     (1) $      29
                                                                          ======= ========= =========
Unrecognized tax benefits that, if recognized would impact the effective
  rate................................................................... $    23  $    (1)  $    (3)
                                                                          ======= ========= =========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

Interest was as follows:

                                                                  Years Ended December 31,
                                                                  ------------------------
                                                                   2013    2012    2011
                                                                  ------  ------  -------
                                                                      (In millions)
Interest recognized in the consolidated statements of operations. $    1  $  (9)  $    --

                                                                            December 31,
                                                                          ---------------
                                                                           2013    2012
                                                                          ------  -------
                                                                          (In millions)
Interest included in other liabilities in the consolidated balance sheets $    1  $    --

   The Company had no penalties for the years ended December 31, 2013, 2012 and 2011.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

14. Income Tax (continued)


   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2013 and 2012, the Company recognized an income tax benefit of $92 million and $70 million, respectively, related to the separate account DRD. The 2013 benefit included a benefit of $11 million related to a true-up of the 2012 tax return. The 2012 benefit included an expense of less than $1 million related to a true-up of the 2011 tax return.

15. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

   The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

   Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

   The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for some of the matters below. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2013.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Contingencies, Commitments and Guarantees (continued)


  Matters as to Which an Estimate Can Be Made

   For some of the matters discussed below, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2013, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

  Matters as to Which an Estimate Cannot Be Made

   For other matters disclosed below, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

  Unclaimed Property Inquiries

   In April 2012, MetLife, for itself and on behalf of entities including MetLife Insurance Company of Connecticut, reached agreements with representatives of the U.S. jurisdictions that were conducting audits of MetLife and certain of its affiliates for compliance with unclaimed property laws, and with state insurance regulators directly involved in a multistate targeted market conduct examination relating to claim-payment practices and compliance with unclaimed property laws. On December 28, 2012, the West Virginia Treasurer filed an action (West Virginia ex rel. John D. Perdue v. MetLife Insurance Company of Connecticut, Circuit Court of Putnam County) alleging that the Company violated the West Virginia Uniform Unclaimed Property Act, seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On November 14, 2012, the Treasurer filed a substantially identical suit against MLI-USA. On
 December 30, 2013, the court granted defendants' motions to dismiss all of the West Virginia Treasurer's actions. The Treasurer has filed a notice to appeal the dismissal order. At least one other jurisdiction is pursuing a similar market conduct examination. It is possible that other jurisdictions may pursue similar examinations, audits, or lawsuits and that such actions may result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and/or further changes to the Company's procedures. The Company is not currently able to estimate these additional possible costs.

  Sales Practices Claims

   Over the past several years, the Company has faced claims and regulatory inquires and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Contingencies, Commitments and Guarantees (continued)


  Summary

   Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

   It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

   Assets and liabilities held for insolvency assessments were as follows:

                                                                 December 31,
                                                                ---------------
                                                                 2013    2012
                                                                ------- -------
                                                                 (In millions)
 Other Assets:
  Premium tax offset for future undiscounted assessments....... $    10 $    19
  Premium tax offsets currently available for paid assessments.      10       2
                                                                ------- -------
                                                                $    20 $    21
                                                                ======= =======
 Other Liabilities:
  Insolvency assessments....................................... $    14 $    37
                                                                ======= =======

   On September 1, 2011, the Department of Financial Services filed a liquidation plan for Executive Life Insurance Company of New York ("ELNY"), which had been under rehabilitation by the Liquidation Bureau since 1991. The plan involves the satisfaction of insurers' financial obligations under a number of state life and health insurance guaranty associations and also provides additional industry support for certain ELNY policyholders.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Contingencies, Commitments and Guarantees (continued)


Commitments

  Commitments to Fund Partnership Investments

    The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $956 million and $1.0 billion at December 31, 2013 and 2012, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  Mortgage Loan Commitments

    The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $147 million and $181 million at December 31, 2013 and 2012, respectively.

  Commitments to Fund Bank Credit Facilities and Private Corporate Bond Investments

    The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $57 million and $144 million at December 31, 2013 and 2012, respectively.

  Other Commitments

    The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2013 and 2012, the Company had agreed to fund up to $61 million and $86 million, respectively, of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $74 million and $106 million, respectively, to custody accounts to secure the demand notes. Each of these affiliates is permitted by contract to sell or repledge this collateral.

    See Note 7 "-- Related Party Investment Transactions" for additional other commitments.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. The maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, ranging from $36 million to $233 million, with a cumulative maximum of $269 million, in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below. In other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Contingencies, Commitments and Guarantees (continued)

Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $233 million and $235 million at December 31, 2013 and 2012, respectively. The Company does not hold any collateral related to this guarantee, but has a recorded liability of $1 million that was based on the total account value of the guaranteed policies plus the amounts retained per policy at both December 31, 2013 and 2012. The remainder of the risk was ceded to external reinsurers.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

16. Related Party Transactions

Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses incurred with affiliates related to these agreements, recorded in other expenses, were $1.6 billion, $1.7 billion and $1.9 billion for the years ended December 31, 2013, 2012 and 2011, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $209 million, $179 million and $145 million for the years ended
December 31, 2013, 2012 and 2011, respectively. Revenues received from affiliates related to these agreements, recorded in other revenues, were $186 million, $166 million and $136 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company had net payables to affiliates, related to the items discussed above, of $210 million and $109 million at December 31, 2013 and 2012, respectively.

  See Notes 6, 7 and 11 for additional information on related party transactions.

17. Subsequent Event

  On February 14, 2014, a subsidiary of MetLife Insurance Company of Connecticut entered into a definitive agreement to sell its wholly-owned subsidiary, MAL. Beginning in the first quarter of 2014, the Company will account for and report MAL as discontinued operations. MetLife Insurance Company of Connecticut expects to record a charge of between $350 million and $390 million, net of income tax, reflecting the estimated loss on sale, in the first quarter of 2014. The transaction is expected to close in the second quarter of 2014, subject to regulatory approvals and satisfaction of other closing conditions.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I
                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2013
                                 (In millions)

                                                                                   Amount at
                                                    Cost or       Estimated Fair Which Shown on
Types of Investments                           Amortized Cost (1)     Value      Balance Sheet
--------------------                           ------------------ -------------- --------------
Fixed maturity securities:
 Bonds:
   U.S. Treasury and agency securities........    $         8,188  $     8,294    $       8,294
   Public utilities...........................              3,966        4,275            4,275
   State and political subdivision securities.              2,147        2,224            2,224
   Foreign government securities..............              1,038        1,122            1,122
   All other corporate bonds..................             19,512       20,478           20,478
                                                  ---------------  -----------    -------------
     Total bonds..............................             34,851       36,393           36,393
 Mortgage-backed and asset-backed securities..              8,214        8,393            8,393
 Redeemable preferred stock...................                412          466              466
                                                  ---------------  -----------    -------------
       Total fixed maturity securities........             43,477       45,252           45,252
                                                  ---------------  -----------    -------------
Equity securities:
Common stock:
 Industrial, miscellaneous and all other......                161          201              201
 Non-redeemable preferred stock...............                236          217              217
                                                  ---------------  -----------    -------------
     Total equity securities..................                397          418              418
                                                  ---------------  -----------    -------------
       Mortgage loans, net....................              7,718                         7,718
Policy loans..................................              1,219                         1,219
Real estate and real estate joint ventures....                754                           754
Other limited partnership interests...........              2,130                         2,130
Short-term investments........................              2,107                         2,107
Other invested assets.........................              2,555                         2,555
                                                  ---------------                 -------------
        Total investments.....................    $        60,357                 $      62,153
                                                  ===============                 =============

--------

(1)Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests cost represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule II
                        Condensed Financial Information
                             (Parent Company Only)
                          December 31, 2013 and 2012

                (In millions, except share and per share data)

                                                                                                                  2013
-                                                                                                               ---------
Condensed Balance Sheets
Assets
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $28,548 and $32,018, respectively)............................................................................................... $  29,690
  Equity securities available-for-sale, at estimated fair value (cost: $284 and $273, respectively)............       319
  Mortgage loans (net of valuation allowances of $19 and $22, respectively)....................................     4,224
  Policy loans.................................................................................................     1,068
  Real estate and real estate joint ventures...................................................................       419
  Other limited partnership interests..........................................................................     1,318
  Short-term investments, principally at estimated fair value..................................................     1,512
  Investment in subsidiaries...................................................................................     6,099
  Loans to subsidiaries........................................................................................       680
  Other invested assets, principally at estimated fair value...................................................     1,139
                                                                                                                ---------
   Total investments...........................................................................................    46,468
Cash and cash equivalents, principally at estimated fair value.................................................       417
Accrued investment income......................................................................................       287
Premiums, reinsurance and other receivables....................................................................     7,195
Receivables from subsidiaries..................................................................................       858
Deferred policy acquisition costs and value of business acquired...............................................     1,011
Current income tax recoverable.................................................................................        88
Goodwill.......................................................................................................       493
Other assets...................................................................................................       132
Separate account assets........................................................................................    16,036
                                                                                                                ---------
   Total assets................................................................................................ $  72,985
                                                                                                                =========
Liabilities and Stockholders' Equity
Liabilities
Future policy benefits......................................................................................... $  19,099
Policyholder account balances..................................................................................    22,387
Other policy-related balances..................................................................................       246
Payables for collateral under securities loaned and other transactions.........................................     4,811
Long-term debt -- affiliated...................................................................................       750
Current income tax payable.....................................................................................        --
Deferred income tax liability..................................................................................        16
Other liabilities..............................................................................................       852
Separate account liabilities...................................................................................    16,036
                                                                                                                ---------
   Total liabilities...........................................................................................    64,197
                                                                                                                ---------
Stockholders' Equity
Common stock, par value $2.50 per share; 40,000,000 shares authorized; 34,595,317 shares issued and
 outstanding at December 31, 2013 and 2012.....................................................................        86
Additional paid-in capital.....................................................................................     6,737
Retained earnings..............................................................................................     1,076
Accumulated other comprehensive income (loss)..................................................................       889
                                                                                                                ---------
   Total stockholders' equity..................................................................................     8,788
                                                                                                                ---------
   Total liabilities and stockholders' equity.................................................................. $  72,985
                                                                                                                =========

                                                                                                                  2012
-                                                                                                               ---------
Condensed Balance Sheets
Assets
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $28,548 and $32,018, respectively)............................................................................................... $  35,152
  Equity securities available-for-sale, at estimated fair value (cost: $284 and $273, respectively)............       277
  Mortgage loans (net of valuation allowances of $19 and $22, respectively)....................................     4,703
  Policy loans.................................................................................................     1,086
  Real estate and real estate joint ventures...................................................................       371
  Other limited partnership interests..........................................................................     1,181
  Short-term investments, principally at estimated fair value..................................................     1,833
  Investment in subsidiaries...................................................................................     6,641
  Loans to subsidiaries........................................................................................       305
  Other invested assets, principally at estimated fair value...................................................     1,682
                                                                                                                ---------
   Total investments...........................................................................................    53,231
Cash and cash equivalents, principally at estimated fair value.................................................       553
Accrued investment income......................................................................................       316
Premiums, reinsurance and other receivables....................................................................     7,003
Receivables from subsidiaries..................................................................................       833
Deferred policy acquisition costs and value of business acquired...............................................       789
Current income tax recoverable.................................................................................        --
Goodwill.......................................................................................................       558
Other assets...................................................................................................       140
Separate account assets........................................................................................    15,238
                                                                                                                ---------
   Total assets................................................................................................ $  78,661
                                                                                                                =========
Liabilities and Stockholders' Equity
Liabilities
Future policy benefits......................................................................................... $  19,632
Policyholder account balances..................................................................................    24,039
Other policy-related balances..................................................................................       872
Payables for collateral under securities loaned and other transactions.........................................     6,477
Long-term debt -- affiliated...................................................................................       750
Current income tax payable.....................................................................................         3
Deferred income tax liability..................................................................................       266
Other liabilities..............................................................................................       824
Separate account liabilities...................................................................................    15,238
                                                                                                                ---------
   Total liabilities...........................................................................................    68,101
                                                                                                                ---------
Stockholders' Equity
Common stock, par value $2.50 per share; 40,000,000 shares authorized; 34,595,317 shares issued and
 outstanding at December 31, 2013 and 2012.....................................................................        86
Additional paid-in capital.....................................................................................     6,718
Retained earnings..............................................................................................     1,356
Accumulated other comprehensive income (loss)..................................................................     2,400
                                                                                                                ---------
   Total stockholders' equity..................................................................................    10,560
                                                                                                                ---------
   Total liabilities and stockholders' equity.................................................................. $  78,661
                                                                                                                =========

        See accompanying notes to the condensed financial information.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule II
                Condensed Financial Information -- (Continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2013, 2012 and 2011
                                 (In millions)

                                                                        2013      2012      2011
                                                                      --------- --------- ---------
Condensed Statements of Operations
Revenues
Premiums............................................................. $     181 $     144 $     148
Universal life and investment-type product policy fees...............       645       662       632
Net investment income................................................     1,797     1,854     1,943
Equity in earnings of subsidiaries...................................       287       773       574
Other revenues.......................................................       147       151       154
Net investment gains (losses)........................................        54        20        14
Net derivative gains (losses)........................................     (105)     (140)       241
                                                                      --------- --------- ---------
 Total revenues......................................................     3,006     3,464     3,706
                                                                      --------- --------- ---------
Expenses
Policyholder benefits and claims.....................................       916       797       755
Interest credited to policyholder account balances...................       618       666       710
Goodwill impairment..................................................        66       327        --
Other expenses.......................................................       499       576       772
                                                                      --------- --------- ---------
 Total expenses......................................................     2,099     2,366     2,237
                                                                      --------- --------- ---------
Income (loss) from continuing operations before provision for income
  tax................................................................       907     1,098     1,469
Provision for income tax expense (benefit)...........................       187      (20)       295
                                                                      --------- --------- ---------
Income (loss) from continuing operations, net of income tax..........       720     1,118     1,174
Income (loss) from discontinued operations, net of income tax........        --         8        --
                                                                      --------- --------- ---------
Net income (loss).................................................... $     720 $   1,126 $   1,174
                                                                      ========= ========= =========
Comprehensive income (loss).......................................... $   (791) $   1,755 $   2,728
                                                                      ========= ========= =========

        See accompanying notes to the condensed financial information.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule II
                Condensed Financial Information -- (Continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2013, 2012 and 2011
                                 (In millions)

                                                                                2013        2012      2011
                                                                            ------------ ---------- ---------
Condensed Statements of Cash Flows
Cash flows from operating activities
  Net cash provided by (used in) operating activities...................... $        957 $    1,184 $     886
Cash flows from investing activities
  Sales, maturities, and repayments of:
    Fixed maturity securities..............................................       14,647     10,714    13,921
    Equity securities......................................................           56         46       163
    Mortgage loans.........................................................        1,154        845       552
    Real estate and real estate joint ventures.............................           58         47        12
    Other limited partnership interests....................................          102        154       159
  Purchases of:
    Fixed maturity securities..............................................     (11,000)   (10,729)  (11,658)
    Equity securities......................................................         (51)       (27)      (22)
    Mortgage loans.........................................................        (648)      (428)     (946)
    Real estate and real estate joint ventures.............................        (129)       (77)      (83)
    Other limited partnership interests....................................        (192)      (179)     (214)
  Cash received in connection with freestanding derivatives................           73        362       375
  Cash paid in connection with freestanding derivatives....................        (644)      (322)     (453)
  Dividends from subsidiaries..............................................           25         --        --
  Returns of capital from subsidiaries.....................................           52         84        49
  Capital contributions to subsidiaries....................................          (3)      (166)     (422)
  Issuances of loans to affiliates.........................................        (375)         --     (305)
  Net change in policy loans...............................................           18         15        26
  Net change in short-term investments.....................................          321      (251)     (487)
  Net change in other invested assets......................................         (39)       (50)      (16)
                                                                            ------------ ---------- ---------
Net cash provided by (used in) investing activities........................        3,425         38       651
                                                                            ------------ ---------- ---------
Cash flows from financing activities
  Policyholder account balances:
    Deposits...............................................................       12,156     11,577    14,151
    Withdrawals............................................................     (13,987)   (12,298)  (15,754)
  Net change in payables for collateral under securities loaned and other
   transactions............................................................      (1,666)        102     (482)
  Financing element on certain derivative instruments......................         (21)         75       127
  Return of capital........................................................           --         --      (47)
  Dividends on common stock................................................      (1,000)      (504)     (517)
                                                                            ------------ ---------- ---------
Net cash provided by (used in) financing activities........................      (4,518)    (1,048)   (2,522)
                                                                            ------------ ---------- ---------
Change in cash and cash equivalents........................................        (136)        174     (985)
Cash and cash equivalents, beginning of year...............................          553        379     1,364
                                                                            ------------ ---------- ---------
Cash and cash equivalents, end of year..................................... $        417 $      553 $     379
                                                                            ============ ========== =========
Supplemental disclosures of cash flow information:
  Net cash paid (received) for:
    Interest............................................................... $         64 $       64 $      64
                                                                            ============ ========== =========
    Income tax............................................................. $        120 $    (194) $    (66)
                                                                            ============ ========== =========
  Non-cash transactions:
    Capital contribution from MetLife, Inc................................. $         19 $       45 $      --
                                                                            ============ ========== =========
    Returns of capital from subsidiaries................................... $         -- $      202 $      --
                                                                            ============ ========== =========
    Capital contributions to subsidiaries.................................. $         16 $       31 $      --
                                                                            ============ ========== =========

        See accompanying notes to the condensed financial information.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule II
                 Notes to the Condensed Financial Information
                             (Parent Company Only)

1. Basis of Presentation

  The condensed financial information of MetLife Insurance Company of Connecticut (the "Parent Company") should be read in conjunction with the consolidated financial statements of MetLife Insurance Company of Connecticut and its subsidiaries and the notes thereto. These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company. Investments in subsidiaries are accounted for using the equity method of accounting.

  The preparation of these condensed unconsolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, the accounting for goodwill and identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

2. Support Agreement

  The Parent Company has entered into a net worth maintenance agreement with its indirect subsidiary, MetLife Assurance Limited ("MAL"), a United Kingdom company. Under the agreement, the Parent Company agreed, without limitation as to amount, to cause MAL to have capital and surplus equal to the greater of
(a) (Pounds)50 million, (b) such amount that will be sufficient to provide solvency cover equal to 175% of MAL's capital resources requirement as defined by applicable law and regulation as required by the Financial Services Authority of the United Kingdom (the "FSA") or any successor body, or (c) such amount that will be sufficient to provide solvency cover equal to 125% of MAL's individual capital guidance as defined by applicable law and regulation as required by the FSA or any successor body. As described in Note 17 of the Notes to the Consolidated Financial Statements, a subsidiary of MetLife Insurance Company of Connecticut reached an agreement to sell MAL to a third party. Upon the close of such sale, the Parent Company's obligations under this net worth maintenance agreement will terminate.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
               Consolidated Supplementary Insurance Information
                       December 31, 2013, 2012 and 2011
                                 (In millions)

                                    Future Policy Benefits
                             DAC          and Other        Policyholder
                             and        Policy-Related       Account        Unearned       Unearned
Segment                      VOBA          Balances          Balances   Premiums (1), (2) Revenue (1)
-------------------------- -------- ---------------------- ------------ ----------------- -----------
2013
Retail.................... $  4,698    $         10,345     $  25,499     $           9    $    156
Corporate Benefit Funding.        6              14,270         7,952                --           2
Corporate & Other.........       26               6,540             2                 4          --
                           --------    ----------------     ---------     -------------    --------
 Total.................... $  4,730    $         31,155     $  33,453     $          13    $    158
                           ========    ================     =========     =============    ========
2012
Retail.................... $  3,738    $          9,355     $  28,287     $           9    $    158
Corporate Benefit Funding.        8              15,078         8,688                --           2
Corporate & Other.........       --               6,288             1                 4          --
                           --------    ----------------     ---------     -------------    --------
 Total.................... $  3,746    $         30,721     $  36,976     $          13    $    160
                           ========    ================     =========     =============    ========
2011
Retail.................... $  4,080    $          7,915     $  30,001     $           7    $    184
Corporate Benefit Funding.       13              14,042         8,375                --           2
Corporate & Other.........      128               6,515         3,699                 5          72
                           --------    ----------------     ---------     -------------    --------
 Total.................... $  4,221    $         28,472     $  42,075     $          12    $    258
                           ========    ================     =========     =============    ========

--------

(1)Amounts are included within the future policy benefits and other policy-related balances column.

(2)Includes premiums received in advance.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
        Consolidated Supplementary Insurance Information -- (Continued)
                       December 31, 2013, 2012 and 2011
                                 (In millions)

                                                   Policyholder
                                                   Benefits and
                            Premium                 Claims and     Amortization of
                            Revenue      Net     Interest Credited  DAC and VOBA      Other
                           and Policy Investment  to Policyholder    Charged to     Operating
Segment                     Charges     Income   Account Balances  Other Expenses  Expenses (1)
-------------------------- ---------- ---------- ----------------- --------------- ------------
2013
Retail....................  $  2,688   $  1,515    $      1,875      $        44    $   1,341
Corporate Benefit Funding.       219      1,108             855                5           34
Corporate & Other.........        35        229              14                1          234
                            --------   --------    ------------      -----------    ---------
 Total....................  $  2,942   $  2,852    $      2,744      $        50    $   1,609
                            ========   ========    ============      ===========    =========
2012
Retail....................  $  2,716   $  1,434    $      2,031      $     1,023    $   1,381
Corporate Benefit Funding.       658      1,111           1,318               10           36
Corporate & Other.........       148        407             187                2          268
                            --------   --------    ------------      -----------    ---------
 Total....................  $  3,522   $  2,952    $      3,536      $     1,035    $   1,685
                            ========   ========    ============      ===========    =========
2011
Retail....................  $  2,596   $  1,360    $      1,984      $     1,149    $   1,268
Corporate Benefit Funding.     1,105      1,142           1,763                4           36
Corporate & Other.........        83        572             102                6          518
                            --------   --------    ------------      -----------    ---------
 Total....................  $  3,784   $  3,074    $      3,849      $     1,159    $   1,822
                            ========   ========    ============      ===========    =========

--------

(1)Includes other expenses, excluding amortization of deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA") charged to other expenses.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV
                           Consolidated Reinsurance
                       December 31, 2013, 2012 and 2011
                                 (In millions)

                                                                              % Amount
                               Gross Amount   Ceded    Assumed  Net Amount Assumed to Net
                               ------------ ---------- -------- ---------- --------------
2013
Life insurance in-force.......  $  466,650  $  424,836 $  7,273 $  49,087         14.8%
                                ==========  ========== ======== =========
Insurance premium
Life insurance................  $    1,327  $      737 $     10 $     600          1.7%
Accident and health insurance.         234         228       --         6           --
                                ----------  ---------- -------- ---------
 Total insurance premium......  $    1,561  $      965 $     10 $     606          1.7%
                                ==========  ========== ======== =========
2012
Life insurance in-force.......  $  428,803  $  391,045 $  7,750 $  45,508         17.0%
                                ==========  ========== ======== =========
Insurance premium
Life insurance................  $    1,815  $      572 $     11 $   1,254          0.9%
Accident and health insurance.         248         241       --         7           --
                                ----------  ---------- -------- ---------
 Total insurance premium......  $    2,063  $      813 $     11 $   1,261          0.9%
                                ==========  ========== ======== =========
2011
Life insurance in-force.......  $  378,153  $  340,477 $  8,085 $  45,761         17.7%
                                ==========  ========== ======== =========
Insurance premium
Life insurance................  $    2,180  $      366 $      7 $   1,821          0.4%
Accident and health insurance.         249         242       --         7           --
                                ----------  ---------- -------- ---------
 Total insurance premium......  $    2,429  $      608 $      7 $   1,828          0.4%
                                ==========  ========== ======== =========

  For the year ended December 31, 2013, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $269.9 billion and $7.3 billion, respectively, and life insurance premiums of $638 million and $
10 million, respectively. For the year ended December 31, 2012, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $237.2 billion and $7.8 billion, respectively, and life insurance premiums of $478 million and $11 million, respectively. For the year ended December 31, 2011, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $195.2 billion and $8.1 billion, respectively, and life insurance premiums of $286 million and $ 7 million, respectively.

                       EXETER REASSURANCE COMPANY, LTD.

                             FINANCIAL STATEMENTS

                         AS OF AND FOR THE YEARS ENDED
                       DECEMBER 31, 2013, 2012 AND 2011
                       AND INDEPENDENT AUDITORS' REPORT

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Exeter Reassurance Company, Ltd.:

We have audited the accompanying financial statements of Exeter Reassurance Company, Ltd. (a wholly-owned subsidiary of MetLife, Inc.) (the "Company"), which comprise the balance sheets as of December 31, 2013 and 2012, and the related statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2013, and the related notes to the financial statements.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of these financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

AUDITORS' RESPONSIBILITY

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

OPINION

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Exeter Reassurance Company, Ltd. as of December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013, in accordance with accounting principles generally accepted in the United States of America.

OTHER MATTERS

In our report dated April 2, 2014 on the previously issued 2012 financial statements filed with the Cayman Islands Monetary Authority ("CIMA"), we expressed an opinion that the Company's 2012 balance sheet did not fairly present insurance liabilities and, accordingly, did not conform to the presentation required under accounting principles generally accepted in the United States of America. That presentation was based on practices prescribed or permitted by CIMA. As noted in Note 1, in these general purpose financial statements, the Company has changed its presentation of insurance liabilities to conform to accounting principles generally accepted in the United States of America. Accordingly, our present opinion on the 2012 financial statements, as presented herein, is different from that expressed in our previous report.

In addition, results of the Company may not be indicative of those of a stand-alone entity, as the Company is a member of a controlled group of affiliated companies.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants
Princeton, New Jersey
April 2, 2014

                       EXETER REASSURANCE COMPANY, LTD.

                                BALANCE SHEETS
                          DECEMBER 31, 2013 AND 2012

                (IN THOUSANDS, EXCEPT SHARE AND PER SHARE DATA)

                                                                                                           2013
                                                                                                      ---------------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $1,311,922
   and $1,719,913, respectively)..................................................................... $     1,321,081
  Short-term investments, at estimated fair value....................................................       2,781,282
  Derivative assets..................................................................................       2,375,499
  Funds withheld at interest.........................................................................       2,694,267
                                                                                                      ---------------
   Total investments.................................................................................       9,172,129
Cash and cash equivalents............................................................................         629,616
Accrued investment income............................................................................          94,238
Premiums, reinsurance and other receivables..........................................................         645,814
Deferred policy acquisition costs....................................................................         159,820
Current income tax recoverable.......................................................................         196,592
Deferred income tax recoverable......................................................................       1,529,464
                                                                                                      ---------------
   Total assets...................................................................................... $    12,427,673
                                                                                                      ===============
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Future policy benefits............................................................................... $     2,747,421
Policyholder account balances........................................................................       2,488,945
Other policy-related balances........................................................................       2,170,145
Policyholder dividends payable.......................................................................          16,256
Debt -- affiliated...................................................................................         575,118
Derivative liabilities...............................................................................       2,648,454
Other liabilities....................................................................................         551,170
                                                                                                      ---------------
   Total liabilities.................................................................................      11,197,509
                                                                                                      ---------------
CONTINGENCIES AND COMMITMENTS (NOTE 12)
STOCKHOLDER'S EQUITY
Preferred stock, par value $.01 per share; 250,000 shares authorized, 200,000 issued and outstanding at December 31, 2013; par value $1.00 per share; 200,000 shares authorized, issued and outstanding at December 31, 2012; $2,000,000 aggregate liquidation preference at
 December 31, 2013 and 2012..........................................................................               2
Common stock, par value $.01 per share; 13,875,000 shares authorized, 13,466,000 issued and outstanding at December 31, 2013; par value $1.00 per share; 14,125,000 shares authorized,
 13,466,000 shares issued and outstanding at December 31, 2012.......................................             135
Additional paid-in capital...........................................................................       4,125,653
Retained earnings (accumulated deficit)..............................................................     (2,964,638)
Accumulated other comprehensive income (loss)........................................................          69,012
                                                                                                      ---------------
   Total stockholder's equity........................................................................       1,230,164
                                                                                                      ---------------
   Total liabilities and stockholder's equity........................................................ $    12,427,673
                                                                                                      ===============

                                                                                                           2012
                                                                                                      ---------------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $1,311,922
   and $1,719,913, respectively)..................................................................... $     1,785,619
  Short-term investments, at estimated fair value....................................................       4,307,652
  Derivative assets..................................................................................       4,652,428
  Funds withheld at interest.........................................................................       2,436,815
                                                                                                      ---------------
   Total investments.................................................................................      13,182,514
Cash and cash equivalents............................................................................         905,519
Accrued investment income............................................................................          93,501
Premiums, reinsurance and other receivables..........................................................         775,433
Deferred policy acquisition costs....................................................................         136,661
Current income tax recoverable.......................................................................         261,720
Deferred income tax recoverable......................................................................       2,267,071
                                                                                                      ---------------
   Total assets...................................................................................... $    17,622,419
                                                                                                      ===============
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Future policy benefits............................................................................... $     2,735,580
Policyholder account balances........................................................................       8,831,285
Other policy-related balances........................................................................       1,896,818
Policyholder dividends payable.......................................................................          17,438
Debt -- affiliated...................................................................................          75,118
Derivative liabilities...............................................................................       1,665,997
Other liabilities....................................................................................       1,726,141
                                                                                                      ---------------
   Total liabilities.................................................................................      16,948,377
                                                                                                      ---------------
CONTINGENCIES AND COMMITMENTS (NOTE 12)
STOCKHOLDER'S EQUITY
Preferred stock, par value $.01 per share; 250,000 shares authorized, 200,000 issued and outstanding at December 31, 2013; par value $1.00 per share; 200,000 shares authorized, issued and outstanding at December 31, 2012; $2,000,000 aggregate liquidation preference at
 December 31, 2013 and 2012..........................................................................             200
Common stock, par value $.01 per share; 13,875,000 shares authorized, 13,466,000 issued and outstanding at December 31, 2013; par value $1.00 per share; 14,125,000 shares authorized,
 13,466,000 shares issued and outstanding at December 31, 2012.......................................          13,466
Additional paid-in capital...........................................................................       4,085,299
Retained earnings (accumulated deficit)..............................................................     (3,504,200)
Accumulated other comprehensive income (loss)........................................................          79,277
                                                                                                      ---------------
   Total stockholder's equity........................................................................         674,042
                                                                                                      ---------------
   Total liabilities and stockholder's equity........................................................ $    17,622,419
                                                                                                      ===============

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                       EXETER REASSURANCE COMPANY, LTD.

                           STATEMENTS OF OPERATIONS
             FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

                                (IN THOUSANDS)

                                                            2013           2012          2011
                                                        ------------- --------------- -----------
REVENUES
Premiums............................................... $      59,372 $       949,827 $    71,518
Universal life and investment-type product policy fees.       586,571         548,425     432,722
Net investment income..................................        35,423          20,695      17,238
Net investment gains (losses)..........................      (56,581)          41,793     (1,086)
Net derivative gains (losses)..........................     1,935,248     (3,676,589)     230,434
Other revenues.........................................         1,395          22,916      43,740
                                                        ------------- --------------- -----------
   Total revenues......................................     2,561,428     (2,092,933)     794,566
                                                        ------------- --------------- -----------
EXPENSES
Policyholder benefits and claims.......................     1,379,886       1,811,746     309,339
Interest credited to policyholder account balances.....        17,399          16,598      15,831
Policyholder dividends.................................        26,675          30,279      30,722
Other expenses.........................................       101,207         206,841     169,883
                                                        ------------- --------------- -----------
   Total expenses......................................     1,525,167       2,065,464     525,775
                                                        ------------- --------------- -----------
Income (loss) before provision for income tax..........     1,036,261     (4,158,397)     268,791
Provision for income tax expense (benefit).............       364,215     (1,455,499)      94,077
                                                        ------------- --------------- -----------
Net income (loss)...................................... $     672,046 $   (2,702,898) $   174,714
                                                        ============= =============== ===========



              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                       EXETER REASSURANCE COMPANY, LTD.

                   STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
             FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

                                (IN THOUSANDS)

                                                             2013           2012           2011
                                                         ------------ ---------------- ------------
Net income (loss)....................................... $    672,046 $    (2,702,898) $    174,714
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related
   offsets..............................................     (56,634)           25,017       35,549
 Foreign currency translation adjustments...............       26,548           13,028     (15,751)
                                                         ------------ ---------------- ------------
 Other comprehensive income (loss), before income tax...     (30,086)           38,045       19,798
 Income tax (expense) benefit related to items of other
   comprehensive income (loss)..........................       19,821          (8,756)     (12,442)
                                                         ------------ ---------------- ------------
 Other comprehensive income (loss), net of income tax...     (10,265)           29,289        7,356
                                                         ------------ ---------------- ------------
Comprehensive income (loss)............................. $    661,781 $    (2,673,609) $    182,070
                                                         ============ ================ ============




              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                       EXETER REASSURANCE COMPANY, LTD.

                      STATEMENTS OF STOCKHOLDER'S EQUITY
             FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

                                (IN THOUSANDS)




                                                                                                  RETAINED
                                                                                   ADDITIONAL     EARNINGS
                                                             PREFERRED   COMMON     PAID-IN     (ACCUMULATED
                                                              STOCK      STOCK      CAPITAL       DEFICIT)
                                                            ---------- ---------- ------------ --------------
Balance at December 31, 2010...............................  $     --  $   13,466 $    548,218 $    (976,016)
Capital contribution from MetLife, Inc. (Note 9)...........                            703,860
Comprehensive income (loss):
Net income (loss)..........................................                                           174,714
Other comprehensive income (loss), net of income tax.......
                                                             --------  ---------- ------------ --------------
Balance at December 31, 2011...............................        --      13,466    1,252,078      (801,302)
                                                             --------  ---------- ------------ --------------
Capital contribution from MetLife, Inc. (Note 9)...........                            833,421
Non-cumulative perpetual preferred stock issuance -- newly
 issued shares (Note 9)....................................       200                1,999,800
Comprehensive income (loss):
Net income (loss)..........................................                                       (2,702,898)
Other comprehensive income (loss), net of income tax.......
                                                             --------  ---------- ------------ --------------
Balance at December 31, 2012...............................       200      13,466    4,085,299    (3,504,200)
                                                             --------  ---------- ------------ --------------
Capital contribution from MetLife, Inc. (Note 9)...........                             26,825
Change in preferred and common stock par value
 (Note 9)..................................................     (198)    (13,331)       13,529
Dividends on perpetual preferred stock.....................                                         (132,484)
Comprehensive income (loss):
Net income (loss)..........................................                                           672,046
Other comprehensive income (loss), net of income tax.......
                                                             --------  ---------- ------------ --------------
Balance at December 31, 2013...............................  $      2  $      135 $  4,125,653 $  (2,964,638)
                                                             ========  ========== ============ ==============

                                                                  ACCUMULATED OTHER
                                                             COMPREHENSIVE INCOME (LOSS)
                                                            -----------------------------
                                                                  NET         FOREIGN
                                                              UNREALIZED      CURRENCY
                                                              INVESTMENT    TRANSLATION           TOTAL
                                                             GAINS (LOSSES)  ADJUSTMENTS   STOCKHOLDER'S EQUITY
                                                            --------------- ------------- ---------------------
Balance at December 31, 2010...............................  $      3,341   $      39,291     $  (371,700)
Capital contribution from MetLife, Inc. (Note 9)...........                                        703,860
Comprehensive income (loss):
Net income (loss)..........................................                                        174,714
Other comprehensive income (loss), net of income tax.......        23,107        (15,751)            7,356
                                                             ------------   -------------     ------------
Balance at December 31, 2011...............................        26,448          23,540          514,230
                                                             ------------   -------------     ------------
Capital contribution from MetLife, Inc. (Note 9)...........                                        833,421
Non-cumulative perpetual preferred stock issuance -- newly
 issued shares (Note 9)....................................                                      2,000,000
Comprehensive income (loss):
Net income (loss)..........................................                                    (2,702,898)
Other comprehensive income (loss), net of income tax.......        16,261          13,028           29,289
                                                             ------------   -------------     ------------
Balance at December 31, 2012...............................        42,709          36,568          674,042
                                                             ------------   -------------     ------------
Capital contribution from MetLife, Inc. (Note 9)...........                                         26,825
Change in preferred and common stock par value
 (Note 9)..................................................                                             --
Dividends on perpetual preferred stock.....................                                      (132,484)
Comprehensive income (loss):
Net income (loss)..........................................                                        672,046
Other comprehensive income (loss), net of income tax.......      (36,813)          26,548         (10,265)
                                                             ------------   -------------     ------------
Balance at December 31, 2013...............................  $      5,896   $      63,116     $  1,230,164
                                                             ============   =============     ============


              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                       EXETER REASSURANCE COMPANY, LTD.

                           STATEMENTS OF CASH FLOWS
             FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

                                (IN THOUSANDS)

                                                                                          2013           2012           2011
                                                                                     -------------- -------------- --------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)................................................................... $      672,046 $  (2,702,898) $      174,714
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
  Amortization of premiums and accretion of discounts associated with investments,
   net..............................................................................         20,823          5,956           (62)
  (Gains) losses on investments, net................................................         56,581       (41,793)          1,086
  (Gains) losses on derivatives, net................................................    (1,095,691)      4,156,565      (153,956)
  Universal life and investment-type product policy fees............................         11,088          (556)        (3,781)
  Change in accrued investment income...............................................          (737)       (77,901)        (8,031)
  Change in premiums, reinsurance and other receivables.............................        130,149        149,271        349,645
  Change in deferred policy acquisition costs, net..................................       (23,159)         41,444         28,571
  Change in income tax recoverable (payable)........................................        822,557    (1,617,392)       (50,030)
  Change in other assets............................................................         26,549         13,027       (15,750)
  Change in insurance-related liabilities and policy-related balances...............        979,232      1,932,786        757,824
  Change in other liabilities.......................................................        101,875       (31,859)      (354,977)
  Other, net........................................................................        114,256        130,954        131,273
                                                                                     -------------- -------------- --------------
Net cash provided by operating activities...........................................      1,815,569      1,957,604        856,526
                                                                                     -------------- -------------- --------------
CASH FLOWS FROM INVESTING ACTIVITIES
Sales, maturities and repayments of:
  Fixed maturity securities.........................................................        803,256      1,310,619        604,979
  Equity securities.................................................................            128          7,212          2,880
Purchases of fixed maturity securities..............................................      (415,825)    (2,264,346)      (754,191)
Cash received in connection with freestanding derivatives...........................        146,845        415,944        876,691
Cash paid in connection with freestanding derivatives...............................    (2,882,508)    (1,790,917)    (2,032,925)
Net change in short-term investments................................................      1,528,444      1,423,762    (4,538,307)
Net change in funds withheld at interest............................................      (257,452)      (218,801)       (91,382)
Other, net..........................................................................         61,021       (66,139)        235,425
                                                                                     -------------- -------------- --------------
Net cash used in investing activities...............................................    (1,016,091)    (1,182,666)    (5,696,830)
                                                                                     -------------- -------------- --------------
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
  Deposits..........................................................................             --            212            416
  Withdrawals.......................................................................             --       (10,330)        (2,644)
Change in payables for derivative collateral........................................    (1,276,847)    (1,627,743)      2,563,812
Long-term debt issuances -- affiliated..............................................        500,000             --      1,000,000
Capital contribution from MetLife, Inc..............................................             --        800,000        673,000
Dividend on preferred stock.........................................................      (132,484)             --             --
Other, net..........................................................................      (166,050)      (122,628)         80,761
                                                                                     -------------- -------------- --------------
Net cash (used in) provided by financing activities.................................    (1,075,381)      (960,489)      4,315,345
                                                                                     -------------- -------------- --------------
Change in cash and cash equivalents.................................................      (275,903)      (185,551)      (524,959)
Cash and cash equivalents, beginning of year........................................        905,519      1,091,070      1,616,029
                                                                                     -------------- -------------- --------------
CASH AND CASH EQUIVALENTS, END OF YEAR.............................................. $      629,616 $      905,519 $    1,091,070
                                                                                     ============== ============== ==============
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Net cash paid for:
  Interest.......................................................................... $        5,107 $      134,691 $       69,232
                                                                                     ============== ============== ==============
  Income tax........................................................................ $      304,518 $      222,025 $      115,497
                                                                                     ============== ============== ==============
Non-cash transactions:
  Capital contribution from MetLife, Inc............................................ $       26,825 $       33,421 $       30,860
                                                                                     ============== ============== ==============
  Issuance of non-cumulative perpetual preferred shares............................. $           -- $    2,000,000 $           --
                                                                                     ============== ============== ==============
  Assignment of senior notes to MetLife, Inc........................................ $           -- $  (2,000,000) $           --
                                                                                     ============== ============== ==============

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                       EXETER REASSURANCE COMPANY, LTD.

                       NOTES TO THE FINANCIAL STATEMENTS

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES

BUSINESS

  Exeter Reassurance Company, Ltd. (the "Company" or "Exeter") is a wholly-owned stock life insurance subsidiary of MetLife, Inc. (the "Holding Company").

  In 2011, the Company was redomesticated to the Cayman Islands. The Company was licensed as an Unrestricted Class B Insurer under the Insurance Law of the Cayman Islands (the "Law").

  Effective October 1, 2013, the Company redomesticated to the state of Delaware ("Delaware"). The Company is licensed as a Delaware pure captive insurance company under the Delaware Captive Insurance Law ("Delaware Law"). The Company engages in traditional and financial reinsurance of life insurance and annuity policies, primarily with affiliates.

  In the second quarter of 2013, the Holding Company announced its plans to merge three U.S.-based life insurance companies and an offshore reinsurance subsidiary to create one larger U.S.-based and U.S.-regulated life insurance company (the "Mergers"). The companies to be merged consist of MetLife Insurance Company of Connecticut ("MICC"), MetLife Investors USA Insurance Company ("MLI-USA") and MetLife Investors Insurance Company ("MLIIC"), each a U.S. insurance company that issues variable annuity products in addition to other products, and Exeter. MICC, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. The Mergers are expected to occur in the fourth quarter of 2014, subject to regulatory approvals.

BASIS OF PRESENTATION

  The Company has previously prepared, and filed, financial statements that comply with the filing requirements of the Cayman Islands Monetary Authority ("CIMA"). The financial statements as of and for the year ended December 31, 2012 presented insurance liabilities in the balance sheet in accordance with practices prescribed or permitted by CIMA, which presentation differs from the presentation requirements under generally accepted accounting principles. The presentation of insurance liabilities in these financial statements has been revised to present such amounts in accordance with accounting principles generally accepted in the United States.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

  Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

                     --------------------------------------
                     ACCOUNTING POLICY                 NOTE
                     --------------------------------------
                     Deferred Policy Acquistion Costs     2
                     --------------------------------------
                     Reserves                             3
                     --------------------------------------
                     Reinsurance                          4
                     --------------------------------------
                     Investments                          5
                     --------------------------------------
                     Derivatives                          6
                     --------------------------------------
                     Fair Value                           7
                     --------------------------------------
                     Income Tax                          11
                     --------------------------------------
                     Litigation Contingencies            12
                     --------------------------------------

                       EXETER REASSURANCE COMPANY, LTD.

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


 FUTURE POLICYHOLDER BENEFITS, POLICYHOLDER ACCOUNT BALANCES AND OTHER POLICY-RELATED BALANCES

  The Company establishes liabilities for insurance policies assumed by the Company. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. For long duration insurance contracts, assumptions such as mortality and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

  Liabilities for assumed universal secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities assumed are based on the average benefits payable over a range of scenarios.

  The assumed unearned revenue liability included in other policy-related balances relates to universal life-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

  The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

  The Company assumed and ceded guaranteed minimum benefits associated with certain variable annuity product risks that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

  Guarantees assumed are accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDB"), the portion of guaranteed minimum income benefits ("GMIB") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWB").

                       EXETER REASSURANCE COMPANY, LTD.

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


  Guarantees assumed are accounted for as embedded derivatives in policyholder account balances include the non life-contingent portion of GMWB, guaranteed minimum accumulation benefits ("GMAB") and the portion of GMIB that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other policy-related balances include policy and contract claims and policyholder dividends due and unpaid.

  The liability for policy and contract claims generally relates to incurred but not reported death claims, as well as claims which have been reported but not yet settled.

DIVIDEND LIABILITY

  The terminal dividend liability for assumed participating traditional life insurance policies is equal to the liability for dividends paid to policyholders upon termination and after satisfying minimum period in-force requirements.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

  Premiums related to assumed traditional life and variable annuity business are recognized as revenues when due. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to the business assumed.

DEFERRED POLICY ACQUISITION COSTS

  The Company reimburses the direct writer of the reinsured agreements for significant costs in connection with acquiring new and renewal reinsurance business. Costs that are related directly to the successful acquisition or renewal of reinsurance agreements are capitalized as DAC. Such costs primarily include:

    . incremental direct costs of contract acquisition, such as commissions; . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

  All other acquisition-related costs, as well as all indirect costs, are expensed as incurred.

  DAC is amortized as follows:

 Products reinsured:                    In proportion to the following over
                                        estimated lives of the reinsurance
                                        agreements:
 -----------------------------------------------------------------------------
 .  Participating, dividend-paying      Actual and expected future gross
    traditional contracts               margins.
 -----------------------------------------------------------------------------
 .  Variable universal life contracts   Actual and expected future gross
 .  Variable deferred annuity contracts profits.

                       EXETER REASSURANCE COMPANY, LTD.

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


  See Note 2 for additional information on DAC amortization.

  The recovery of DAC is dependent upon the future profitability of the related business.

REINSURANCE AGREEMENTS

  For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as a reinsurer. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the Company is subject or features that delay the timely reimbursement of claims.

  For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

  Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities and other policy-related balances. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

  Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. Certain assumed GMWB, GMAB and GMIB are accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

  If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

                       EXETER REASSURANCE COMPANY, LTD.

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


 INVESTMENTS

  NET INVESTMENT INCOME

    Income on investments is reported within net investment income, unless otherwise stated herein.

  FIXED MATURITY SECURITIES

    The Company's fixed maturity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income on fixed maturity securities is recognized when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Prepayment fees are recognized when earned.

    The Company periodically evaluates fixed maturity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value and an analysis of the gross unrealized losses by severity and/or age. The analysis of gross unrealized losses is described further in Note 5 "--Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exist, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI. Adjustments are not made for subsequent recoveries in value.

  SHORT-TERM INVESTMENTS

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at the estimated fair value or amortized cost, which approximates estimated fair value.

  DERIVATIVE ASSETS

    Derivative assets consist principally of freestanding derivatives with positive estimated fair values and are described in " -- Derivatives" below.

                       EXETER REASSURANCE COMPANY, LTD.

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


  FUNDS WITHHELD AT INTEREST

    Funds withheld at interest represent amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company records a funds withheld asset rather than the underlying investments. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.

 DERIVATIVES

  FREESTANDING DERIVATIVES

    Freestanding derivatives are carried in the Company's balance sheets either as assets within derivative assets or as liabilities within derivative liabilities at estimated fair value. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty absent a master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within derivative liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in derivative assets or derivative liabilities.

    The Company's derivatives are not designated as qualifying for hedge accounting. Changes in the estimated fair value of derivatives are generally reported in net derivative gains (losses) except for those in policyholder benefits and claims for economic hedges of variable annuity guarantees included in future policy benefits in the balance sheets. The fluctuations in estimated fair value of derivatives can result in significant volatility in net income.

  EMBEDDED DERIVATIVES

    The Company assumes variable annuity guarantees, modified coinsurance contracts and equity indexed deferred annuities that contain embedded derivatives. Additionally, the Company has retroceded certain of these variable annuity guarantees to unaffiliated reinsurance counterparties that also contain embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;
   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and
   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

    Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses) for assumed reinsurance or in policyholder benefits and claims for ceded reinsurance. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

                       EXETER REASSURANCE COMPANY, LTD.

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


 FAIR VALUE

   Certain assets and liabilities are measured at estimated fair value in the Company's balance sheets. In addition, the notes to these financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinative, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the fair value of assets and liabilities.

 INCOME TAX

   The Company joins with the Holding Company and its includable life insurance and non-life insurance subsidiaries in filing a consolidated U.S. federal income tax return in accordance with the provision of the Internal Revenue Code of 1986 as amended (the "Code"). Current taxes (and the benefits of tax attributes such as losses) are allocated to the Holding Company under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, the Holding Company has elected the "percentage method' (and 100 percent under such method) of reimbursing companies for tax attributes such as losses. As a result, one hundred percent of tax attributes such as losses are reimbursed by the Holding Company to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes such as losses. Profitable subsidiaries pay to the Holding company each year the federal income tax which such profitable subsidiary would have paid that year based upon that year's taxable income. The Holding Company has current or prior deductions and credits (including by not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by the Holding Company when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if the Holding Company would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   Deferred income tax assets and liabilities resulting from temporary differences between the financial reporting and tax basis of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred income tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether

                       EXETER REASSURANCE COMPANY, LTD.

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

 valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

  . future taxable income exclusive of reversing temporary differences and carryforwards;
  .  future reversals of existing taxable temporary differences;
  . taxable income in prior carryback years; and . tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included in other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as other expense and penalties recognized as a component of income tax expense.

 OTHER ACCOUNTING POLICIES

  CASH AND CASH EQUIVALENTS

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  OTHER REVENUES

    Other revenues consist of funds withheld investment credit fees associated with financial reinsurance.

  POLICYHOLDER DIVIDENDS

    Pursuant to the terms of certain reinsurance agreements, the Company participates in the policyholder dividend scale of the ceding company. Policyholder dividends are approved annually by the ceding company's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as the judgment of the ceding company's management as to the appropriate level of statutory surplus to be retained by the ceding company.

                       EXETER REASSURANCE COMPANY, LTD.

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


  FOREIGN CURRENCY

    Balance sheet accounts for reinsurance agreements that are settled in foreign currencies are translated at the exchange rate in effect at each year end and income and expense accounts are translated at the average exchange rates during the year. Translation adjustments are charged or credited directly to foreign currency translation adjustments, included in accumulated other comprehensive income or loss, net of applicable taxes. Intercompany receivables (payables) that are held in foreign currencies are translated at the exchange rate in effect at each year end and translation adjustments are charged directly to net investment gains (losses) in the period in which they occur.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Effective January 1, 2013, the Company adopted new guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of Accumulated Other Comprehensive Income ("AOCI") by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 9.

  Effective January 1, 2013, the Company adopted new guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 6.

  On January 1, 2012, the Company adopted new guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. Under the new guidance, advertising costs may only be included in DAC if the capitalization criteria in the direct-response advertising guidance in Subtopic 340-20, OTHER ASSETS AND DEFERRED COSTS--CAPITALIZED ADVERTISING COSTS, are met. As a result, certain direct marketing, sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred.

  On January 1, 2012, the Company adopted new guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholders' equity. The Company adopted the two-statement approach for annual financial statements.

                       EXETER REASSURANCE COMPANY, LTD.

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


  Effective January 1, 2012, the Company adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's financial statements other than the expanded disclosures in Note 7.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  In March 2013, the FASB issued new guidance regarding foreign currency (Accounting Standards Update ("ASU") 2013-05, FOREIGN CURRENCY MATTERS (TOPIC
830): PARENT'S ACCOUNTING FOR THE CUMULATIVE TRANSLATION ADJUSTMENT UPON DERECOGNITION OF CERTAIN SUBSIDIARIES OR GROUPS OF ASSETS WITHIN A FOREIGN ENTITY OR OF AN INVESTMENT IN A FOREIGN ENTITY), effective prospectively for fiscal years and interim reporting periods within those years beginning after December 15, 2013. The amendments require an entity that ceases to have a controlling financial interest in a subsidiary or group of assets within a foreign entity to apply the guidance in Subtopic 830-30, FOREIGN CURRENCY MATTERS -- TRANSLATION OF FINANCIAL STATEMENTS, to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. For an equity method investment that is a foreign entity, the partial sale guidance in section 830-30-40, DERECOGNITION, still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

  In February 2013, the FASB issued new guidance regarding liabilities (ASU 2013-04, LIABILITIES (TOPIC 405): OBLIGATIONS RESULTING FROM JOINT AND SEVERAL LIABILITY ARRANGEMENTS FOR WHICH THE TOTAL AMOUNT OF THE OBLIGATION IS FIXED AT THE REPORTING DATE), effective retrospectively for fiscal years beginning after December 15, 2013 and interim periods within those years. The amendments require an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. In addition, the amendments require an entity to disclose the nature and amount of the obligation, as well as other information about the obligation. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

2. DEFERRED POLICY ACQUISITION COSTS

  See Note 1 for a description of capitalized acquisition costs.

PARTICIPATING AND DIVIDEND-PAYING TRADITIONAL CONTRACTS

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties, and certain economic variables, such as inflation. Of these factors, the Company

                       EXETER REASSURANCE COMPANY, LTD.

2. DEFERRED POLICY ACQUISITION COSTS (CONTINUED)

anticipates that investment returns, expenses, persistency, and other factor changes and policyholder dividend scales are reasonably likely to significantly impact the rate of DAC amortization. On a quarterly basis, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to earnings. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. On a quarterly basis, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Total DAC amortization during a particular period may increase or decrease depending upon the relative size of the amortization change resulting from the adjustment to DAC for the update of actual gross margins and the re-estimation of expected future gross margins. On a quarterly basis, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

VARIABLE UNIVERSAL LIFE CONTRACTS, VARIABLE DEFERRED ANNUITY CONTRACTS AND EQUITY INDEXED DEFERRED ANNUITY CONTRACTS

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception of the contracts. The amount of expected future gross profits is dependent principally upon investment returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC amortization. On a quarterly basis, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC amortization is re-estimated and adjusted by the cumulated charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. On a quarterly basis, the Company also updates the actual amount of business remaining in-force, which impact expected future gross profits. When expected future gross profits are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC balances.

FACTORS IMPACTING AMORTIZATION

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

                       EXETER REASSURANCE COMPANY, LTD.

2. DEFERRED POLICY ACQUISITION COSTS (CONTINUED)


  Amortization of DAC is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC that would have been amortized if such gains and losses had been recognized.

  Information regarding DAC was as follows:

                                                                YEARS ENDED DECEMBER 31,
                                                            --------------------------------
                                                               2013       2012       2011
                                                            ---------- ---------- ----------
                                                                     (IN THOUSANDS)
Balance at January 1,...................................... $  136,661 $  178,105 $  206,677
Capitalizations............................................      2,013      1,760      2,955
Amortization related to:
   Net investment gains (losses) and net derivative gains
     (losses)..............................................     23,559   (28,204)   (21,453)
   Other expenses..........................................    (2,413)   (15,000)   (10,074)
                                                            ---------- ---------- ----------
       Total amortization..................................     21,146   (43,204)   (31,527)
                                                            ---------- ---------- ----------
Balance at December 31,.................................... $  159,820 $  136,661 $  178,105
                                                            ========== ========== ==========

3. RESERVES

REINSURANCE LIABILITIES

  Future policy benefits are measured as follows:

  Product Type                         Measurement Assumptions:
  ---------------------------------------------------------------------------
  Assumed Participating Life           Aggregate of (i) net level premium
                                       reserves for death and endowment
                                       policy benefits (calculated based
                                       upon the non-forfeiture interest rate
                                       ranging from 4% to 6% and mortality
                                       rates guaranteed in calculating the
                                       cash surrender values described in
                                       such contracts); and (ii) the
                                       liability for terminal dividends.
  ---------------------------------------------------------------------------
  Assumed traditional fixed annuities  Present value of expected future
  after annuitization                  payments. Interest rate assumptions
                                       used in establishing such liabilities
                                       range from 1% to 7% for domestic
                                       business and 2% to 5% for
                                       international business.

                       EXETER REASSURANCE COMPANY, LTD.

3. RESERVES (CONTINUED)


GUARANTEES

  The Company reinsures variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWB, GMAB and the portion of certain GMIB that does not require annuitization are accounted for as embedded derivatives in policyholder account balances and other policy-related balances which are further discussed in Note 6. Guarantees accounted for as reinsurance liabilities include:

Guarantee:                                       Measurement Assumptions:
-------------------------------------------------------------------------------------------------
GMDBs  .  A return of purchase payment upon   Present value of expected death benefits in
          death even if the account value is    excess of the projected account balance
          reduced to zero.                      recognizing the excess ratably over the
                                                accumulation period based on the present
                                                value of total expected assessments.

       .  An enhanced death benefit may be    Assumptions are consistent with those used
          available for an additional fee.      for amortizing DAC, and are thus subject to
                                                the same variability and risk.

                                              Investment performance and volatility
                                                assumptions are consistent with the historical
                                                experience of the appropriate underlying
                                                equity index, such as the S&P 500 Index.

                                              Benefit assumptions are based on the
                                                average benefits payable over a range of
                                                scenarios.
-------------------------------------------------------------------------------------------------
GMIBs  .  After a specified period of time    Present value of expected income benefits in
          determined at the time of issuance    excess of the projected account balance at
          of the variable annuity contract,     any future date of annuitization and
          a minimum accumulation of purchase    recognizing the excess ratably over the
          payments, even if the account         accumulation period based on the present
          value is reduced to zero, that can    value of total expected assessments.
          be annuitized to receive a monthly
          income stream that is not less      Assumptions are consistent with those used
          than a specified amount.              for estimating GMDBs liabilities.

       .  Certain contracts also provide for  Calculation incorporates an assumption for
          a guaranteed lump sum return of       the percentage of the potential annuitizations
          purchase premium in lieu of the       that may be elected by the contractholder.
          annuitization benefit.
-------------------------------------------------------------------------------------------------
GMWBs. .  A return of purchase payment via    Expected value of the life contingent
          partial withdrawals, even if the      payments and expected assessments using
          account value is reduced to zero,     assumptions consistent with those used for
          provided that cumulative              estimating the GMDBs liabilities.
          withdrawals in a contract year do
          not exceed a certain limit.

       .  Certain contracts include
          guaranteed withdrawals that are
          life contingent.

                       EXETER REASSURANCE COMPANY, LTD.

3. RESERVES (CONTINUED)

  Information regarding the liabilities for guarantees (excluding embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                    UNIVERSAL AND
                                                    VARIABLE LIFE
                                 ANNUITY CONTRACTS    CONTRACTS
   -                             ------------------ -------------
                                                      SECONDARY
                                   GMDBS    GMIBS    GUARANTEES      TOTAL
   -                             --------  -------- ------------- ----------
   ASSUMED
   Balance at January 1, 2011... $204,783  $172,260    $41,159    $  418,202
   Incurred guaranteed benefits.  197,432    72,496     (1,514)      268,414
   Paid guaranteed benefits.....  (74,439)       --         --       (74,439)
                                 --------  --------    -------    ----------
   Balance at December 31, 2011.  327,776   244,756     39,645       612,177
   Incurred guaranteed benefits.  169,545   230,988     10,288       410,821
   Paid guaranteed benefits.....  (79,815)       --         --       (79,815)
                                 --------  --------    -------    ----------
   Balance at December 31, 2012.  417,506   475,744     49,933       943,183
   Incurred guaranteed benefits.  125,884    52,561      7,018       185,463
   Paid guaranteed benefits.....  (59,132)       --         --       (59,132)
                                 --------  --------    -------    ----------
   Balance at December 31, 2013. $484,258  $528,305    $56,951    $1,069,514
                                 ========  ========    =======    ==========

   CEDED
   Balance at January 1, 2011... $  8,210  $     --    $    --    $    8,210
   Incurred guaranteed benefits.      (32)       --         --           (32)
   Paid guaranteed benefits.....       --        --         --            --
                                 --------  --------    -------    ----------
   Balance at December 31, 2011.    8,178        --         --         8,178
   Incurred guaranteed benefits.    2,920        --         --         2,920
   Paid guaranteed benefits.....       --        --         --            --
                                 --------  --------    -------    ----------
   Balance at December 31, 2012.   11,098        --         --        11,098
   Incurred guaranteed benefits.    3,704        --         --         3,704
   Paid guaranteed benefits.....       --        --         --            --
                                 --------  --------    -------    ----------
   Balance at December 31, 2013. $ 14,802  $     --    $    --    $   14,802
                                 ========  ========    =======    ==========

   NET
   Balance at January 1, 2011... $196,573  $172,260    $41,159    $  409,992
   Incurred guaranteed benefits.  197,464    72,496     (1,514)      268,446
   Paid guaranteed benefits.....  (74,439)       --         --       (74,439)
                                 --------  --------    -------    ----------
   Balance at December 31, 2011.  319,598   244,756     39,645       603,999
   Incurred guaranteed benefits.  166,625   230,988     10,288       407,901
   Paid guaranteed benefits.....  (79,815)       --         --       (79,815)
                                 --------  --------    -------    ----------
   Balance at December 31, 2012.  406,408   475,744     49,933       932,085
   Incurred guaranteed benefits.  122,180    52,561      7,018       181,759
   Paid guaranteed benefits.....  (59,132)       --         --       (59,132)
                                 --------  --------    -------    ----------
   Balance at December 31, 2013. $469,456  $528,305    $56,951    $1,054,712
                                 ========  ========    =======    ==========

                       EXETER REASSURANCE COMPANY, LTD.

4. REINSURANCE

  The Company assumes insurance risk from affiliated and unaffiliated insurance companies. The Company also cedes certain assumed insurance risks to unaffiliated reinsurers.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Premiums and policyholder benefits and claims in the statements of operations consist of amounts assumed, partially offset by amounts ceded under reinsurance agreements.

  The Company assumes risks from an unaffiliated company related to guaranteed minimum benefit guarantees written directly by the unaffiliated company. These assumed reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within policyholder's account balance and were liabilities of $1,262.3 million and $2,581.9 million at December 31, 2013 and 2012, respectively. For the years ended December 31, 2013, 2012 and 2011, net derivative gains (losses) included $1,126.5 million, ($394.9) million and $80.6 million, respectively, in changes in fair value of such embedded derivatives.

  At December 31, 2013 and 2012, the Company had $99.2 million and $287.2 million, respectively, of unsecured unaffiliated ceded reinsurance recoverable balances.

  Certain unaffiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on ceded unaffiliated reinsurance were $3.5 million and $28.9 million, at December 31, 2013 and 2012, respectively.

  The deposit liabilities on assumed unaffiliated reinsurance were $545 thousand and $335 thousand at December 31, 2013 and 2012, respectively.

RELATED PARTY REINSURANCE TRANSACTIONS

  The Company has reinsurance agreements with certain of the Holding Company's subsidiaries, including Metropolitan Life Insurance Company, First MetLife Investors Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, MetLife Europe Limited ("MEL"), New England Life Insurance Company and Alico Life International Limited, all of which are related parties.

                       EXETER REASSURANCE COMPANY, LTD.

4. REINSURANCE (CONTINUED)


  Information regarding the significant effects of affiliated reinsurance included in the statements of operations was as follows:

                                                                YEARS ENDED DECEMBER 31,
                                                        ----------------------------------------
                                                            2013         2012          2011
                                                        ------------ ------------ --------------
                                                                     (IN THOUSANDS)
REVENUES
Premiums............................................... $     23,922 $    909,170 $       29,894
Universal life and investment-type product policy fees.      450,583      398,509        283,097
Net derivative gain (loss).............................    5,678,708    (723,305)    (2,818,107)
Other revenues.........................................        1,396       22,917         43,740
                                                        ------------ ------------ --------------
 Total revenues........................................ $  6,154,609 $    607,291 $  (2,461,376)
                                                        ============ ============ ==============
EXPENSES
Policyholder benefits and claims....................... $    255,205 $  1,273,113 $      234,143
Interest credited to policyholder account balances.....       17,399       16,598         15,831
Policyholder dividends.................................       12,295       14,256         14,013
Other expenses.........................................       82,569       16,845         26,466
                                                        ------------ ------------ --------------
 Total expenses........................................ $    367,468 $  1,320,812 $      290,453
                                                        ============ ============ ==============

  Information regarding the significant effects of affiliated reinsurance included in the balance sheets was as follows at:

                                                        DECEMBER 31,
                                                 --------------------------
                                                     2013         2012
                                                 ------------ -------------
                                                       (IN THOUSANDS)
    ASSETS
    Funds withheld at interest.................. $  2,045,389 $   1,796,083
    Premiums, reinsurance and other receivables.      243,080       160,658
    Deferred policy acquisition costs...........       80,831        76,892
                                                 ------------ -------------
     Total assets............................... $  2,369,300 $   2,033,633
                                                 ============ =============
    LIABILITIES
    Future policy benefits...................... $  2,062,320 $   2,043,905
    Other policy-related balances...............    3,561,663     8,130,768
    Policyholder dividends payable..............       16,256        17,438
    Other liabilities...........................      250,807       161,603
                                                 ------------ -------------
     Total liabilities.......................... $  5,891,046 $  10,353,714
                                                 ============ =============

  In September 2012, the Company entered into a reinsurance agreement to assume 100% quota share of certain blocks of indemnity reinsurance from MEL. This agreement covers a portion of liabilities under defined portfolios of living time annuities contracts issued on or after the effective date. This agreement transfers risk to the Company, and therefore, is accounted for as reinsurance. As a result of the agreement, the Company recorded future policy benefits, presented within future policy benefits, of $649.3 million and $792.3 million, other reinsurance liabilities of $16.9 million and $10.7 million, and other reinsurance payables, included in other

                       EXETER REASSURANCE COMPANY, LTD.

4. REINSURANCE (CONTINUED)

liabilities, were $43.7 million and $61.1 million at December 31, 2013 and 2012, respectively. The Company's statement of operations reflects a loss for this agreement of $8.6 million and $3.5 million, which includes premiums of $1 thousand and $881.2 million and policyholder benefits of $8.6 million and $884.7 million for the years ended December 31, 2013 and 2012, respectively.

  The Company assumes risks from affiliates related to guaranteed minimum benefit guarantees written directly by the affiliates. These assumed reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within policyholder account balances and were liabilities of $1,226.6 million and $6,249.3 million at December 31, 2013 and 2012, respectively. For the years ended December 31, 2013, 2012 and 2011, net derivative gains (losses) included $5,729.1 million, ($729.3) million and ($2,818.1) million, respectively, in changes in fair value of such embedded derivatives.

  The Company had no ceded affiliated reinsurance recoverable balances at December 31, 2013 and 2012.

5. INVESTMENTS

  See Note 7 for information about the fair value hierarchy for investments and the related valuation methodologies.

INVESTMENT RISKS AND UNCERTAINTIES

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation and currency. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of variable interest entities ("VIEs"). The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g., structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                       EXETER REASSURANCE COMPANY, LTD.

5. INVESTMENTS (CONTINUED)


FIXED MATURITY SECURITIES AFS

 FIXED MATURITY SECURITIES AFS BY SECTOR

   The following table presents the fixed maturity securities AFS by sector. Included within fixed maturity securities are structured securities including commercial mortgage-backed securities ("CMBS"), ABS and residential mortgage-backed securities ("RMBS").

                                       DECEMBER 31, 2013                                 DECEMBER 31, 2012
                       ------------------------------------------------- -------------------------------------------------
                                       GROSS UNREALIZED                                  GROSS UNREALIZED
                         COST OR   -------------------------  ESTIMATED    COST OR   -------------------------  ESTIMATED
                        AMORTIZED           TEMPORARY  OTTI     FAIR      AMORTIZED           TEMPORARY  OTTI     FAIR
                          COST      GAINS    LOSSES   LOSSES    VALUE       COST      GAINS    LOSSES   LOSSES    VALUE
                       ----------- -------- --------- ------ ----------- ----------- -------- --------- ------ -----------
                                        (IN THOUSANDS)                                    (IN THOUSANDS)
FIXED MATURITY
 SECURITIES:
Foreign corporate..... $   535,332 $  5,294 $  7,203   $ --  $   533,423 $   621,950 $ 11,286  $ 1,814   $ --  $   631,422
U.S. corporate........     255,510   10,478    2,366     --      263,622     302,993   19,714      241     --      322,466
CMBS..................     135,781    1,724    4,941     --      132,564      82,307    4,019       --     --       86,326
State and political
 subdivision..........     114,310    6,862      916     --      120,256     115,352   20,220        5     --      135,567
U.S. Treasury and
 agency...............     101,947    1,225    3,924     --       99,248     290,766    2,765        2     --      293,529
ABS...................      79,461    1,323      264     --       80,520     195,178    2,707        9     --      197,876
RMBS..................      61,322    2,261      794     --       62,789      76,727    5,179       --     --       81,906
Foreign government....      28,259      400       --     --       28,659      34,640    1,887       --     --       36,527
                       ----------- -------- --------   ----  ----------- ----------- --------  -------   ----  -----------
 Total fixed maturity
  securities.......... $ 1,311,922 $ 29,567 $ 20,408   $ --  $ 1,321,081 $ 1,719,913 $ 67,777  $ 2,071   $ --  $ 1,785,619
                       =========== ======== ========   ====  =========== =========== ========  =======   ====  ===========

   The Company held no non-income producing fixed maturity securities at December 31, 2013 and 2012.

 METHODOLOGY FOR AMORTIZATION OF PREMIUM AND ACCRETION OF DISCOUNT ON STRUCTURED SECURITIES

   Amortization of premium or accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

                       EXETER REASSURANCE COMPANY, LTD.

5. INVESTMENTS (CONTINUED)


 MATURITIES OF FIXED MATURITY SECURITIES

  The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                           DECEMBER 31,
                                            -------------------------------------------
                                                    2013                  2012
                                            --------------------- ---------------------
                                                       ESTIMATED             ESTIMATED
                                            AMORTIZED    FAIR     AMORTIZED    FAIR
                                              COST       VALUE      COST       VALUE
                                            ---------- ---------- ---------- ----------
                                                          (IN THOUSANDS)
Due in one year or less.................... $  246,228 $  246,780 $  273,190 $  273,472
Due after one year through five years......    280,090    283,376    520,894    524,882
Due after five years through ten years.....    308,324    311,927    364,081    386,994
Due after ten years........................    200,716    203,125    207,536    234,163
                                            ---------- ---------- ---------- ----------
 Subtotal..................................  1,035,358  1,045,208  1,365,701  1,419,511
Structured securities (CMBS, ABS and RMBS).    276,564    275,873    354,212    366,108
                                            ---------- ---------- ---------- ----------
 Total fixed maturity securities........... $1,311,922 $1,321,081 $1,719,913 $1,785,619
                                            ========== ========== ========== ==========

  Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. CMBS, ABS and RMBS are shown separately, as they are not due at a single maturity.

 CONTINUOUS GROSS UNREALIZED LOSSES FOR FIXED MATURITY SECURITIES AFS BY SECTOR

  The following table presents the estimated fair value and gross unrealized losses of fixed maturity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts include the noncredit component of OTTI loss.

                                           DECEMBER 31, 2013                          DECEMBER 31, 2012
                               ------------------------------------------ ------------------------------------------
                                                     EQUAL TO OR GREATER                        EQUAL TO OR GREATER
                                LESS THAN 12 MONTHS     THAN 12 MONTHS     LESS THAN 12 MONTHS     THAN 12 MONTHS
                               --------------------- -------------------- --------------------- --------------------
                               ESTIMATED    GROSS    ESTIMATED   GROSS    ESTIMATED    GROSS    ESTIMATED   GROSS
                                 FAIR     UNREALIZED   FAIR    UNREALIZED   FAIR     UNREALIZED   FAIR    UNREALIZED
                                 VALUE      LOSSES     VALUE     LOSSES     VALUE      LOSSES     VALUE     LOSSES
                               ---------- ---------- --------- ---------- ---------- ---------- --------- ----------
                                                    (IN THOUSANDS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Foreign corporate............. $  214,876 $   7,203  $     --     $ --    $  288,797  $  1,814    $  --     $  --
U.S. corporate................     50,458     1,771     4,378      595        54,064       241       --        --
CMBS..........................     62,872     4,941        --       --            --        --       --        --
State and political
 subdivision..................     14,936       916        --       --           775         5       --        --
U.S. Treasury and agency......     28,434     3,924        --       --         2,522         2       --        --
ABS...........................     18,907       264        --       --        72,441         9       --        --
RMBS..........................     17,541       794        --       --            --        --       --        --
                               ---------- ---------  --------     ----    ----------  --------    -----     -----
  Total fixed maturity
   securities................. $  408,024 $  19,813  $  4,378     $595    $  418,599  $  2,071    $  --     $  --
                               ========== =========  ========     ====    ==========  ========    =====     =====
Total number of securities in
 an unrealized loss
 position.....................         79                   2                     67                 --
                               ==========            ========             ==========              =====

                       EXETER REASSURANCE COMPANY, LTD.

5. INVESTMENTS (CONTINUED)


 EVALUATION OF AFS SECURITIES FOR OTTI AND EVALUATING TEMPORARILY IMPAIRED AFS SECURITIES

  EVALUATION AND MEASUREMENT METHODOLOGIES

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds; current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

   . When determining the amount of the credit loss for U.S. and foreign corporate securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available

                       EXETER REASSURANCE COMPANY, LTD.

5. INVESTMENTS (CONTINUED)

      information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The amortized cost of fixed maturity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  CURRENT PERIOD EVALUATION

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired at December 31, 2013. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected) and changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities increased
  $18.3 million during the year ended December 31, 2013 from $2.1 million to $20.4 million. The increase in gross unrealized losses for the year ended December 31, 2013, was primarily attributable to an increase in interest rates, partially offset by narrowing credit spreads.

    At December 31, 2013, there were no fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

FUNDS WITHHELD AT INTEREST

  Funds withheld at interest represent amounts contractually withheld by ceding companies in accordance with reinsurance agreements. At December 31, 2013 and 2012, such amounts consisted of balances withheld in connection with reinsurance agreements with affiliates of the Holding Company, as presented in
Note 4, and an unaffiliated company.

                       EXETER REASSURANCE COMPANY, LTD.

5. INVESTMENTS (CONTINUED)


CASH EQUIVALENTS

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $40.8 million and $410.6 million at December 31, 2013 and 2012, respectively.

NET UNREALIZED INVESTMENT GAINS (LOSSES)

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                 YEARS ENDED DECEMBER 31,
                                            ----------------------------------
                                               2013       2012        2011
                                            ---------- ----------- -----------
                                                      (IN THOUSANDS)
 Fixed maturity securities................. $    9,072 $    65,706 $    41,752
 Equity securities.........................         --          --     (1,063)
 Deferred income tax benefit (expense).....    (3,176)    (22,997)    (14,241)
                                            ---------- ----------- -----------
  Net unrealized investment gains (losses). $    5,896 $    42,709 $    26,448
                                            ========== =========== ===========

  The changes in net unrealized investment gains (losses) were as follows:

                                                          YEARS ENDED DECEMBER 31,
                                                      ---------------------------------
                                                         2013       2012       2011
                                                      ----------- --------- -----------
                                                               (IN THOUSANDS)
Balance, January 1,.................................. $    42,709 $  26,448 $     3,341
Unrealized investment gains (losses) during the year.    (56,634)    25,017      35,549
Deferred income tax benefit (expense)................      19,821   (8,756)    (12,442)
                                                      ----------- --------- -----------
Balance, December 31,................................ $     5,896 $  42,709 $    26,448
                                                      =========== ========= ===========
Change in net unrealized investment gains (losses)... $  (36,813) $  16,261 $    23,107
                                                      =========== ========= ===========

CONCENTRATIONS OF CREDIT RISK

  There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2013 and 2012.

INVESTED ASSETS HELD IN TRUST AND PLEDGED AS COLLATERAL

  Invested assets held in trust and pledged as collateral are presented below at estimated fair value for cash and cash equivalents, short-term investments, and fixed maturity securities at:

                                                                    DECEMBER 31,
                                                                ---------------------
                                                                   2013       2012
                                                                ---------- ----------
                                                                   (IN THOUSANDS)
Invested assets held in trust (1).............................. $2,754,170 $4,697,418
Invested assets pledged as collateral (2)......................  1,024,682    289,145
                                                                ---------- ----------
 Total invested assets held in trust and pledged as collateral. $3,778,852 $4,986,563
                                                                ========== ==========

--------

(1)The Company has held in trust certain investments, primarily fixed maturity securities, in connection with certain reinsurance transactions.

                       EXETER REASSURANCE COMPANY, LTD.

5. INVESTMENTS (CONTINUED)


(2)Certain of the Company's invested assets are pledged as collateral for various derivative transactions as described in Note 6.

VARIABLE INTEREST ENTITIES

  The Company has invested in certain structured transactions that are VIEs. In certain instances, the Company may hold both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, it would be deemed to be the primary beneficiary or consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the financial statements.

 CONSOLIDATED VIES

   There were no VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2013 and 2012.

 UNCONSOLIDATED VIES

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                               DECEMBER 31,
                                                 -----------------------------------------
                                                         2013                 2012
                                                 -------------------- --------------------
                                                            MAXIMUM              MAXIMUM
                                                 CARRYING  EXPOSURE   CARRYING  EXPOSURE
                                                  VALUE   TO LOSS (1)  VALUE   TO LOSS (1)
                                                 -------- ----------- -------- -----------
                                                              (IN THOUSANDS)
Fixed maturity securities AFS:
 Structured securities (ABS, CMBS and RMBS) (2). $275,873  $275,873   $366,108  $366,108
 Foreign corporate..............................    5,186     5,186      5,525     5,525
                                                 --------  --------   --------  --------
   Total........................................ $281,059  $281,059   $371,633  $371,633
                                                 ========  ========   ========  ========

--------
(1)The maximum exposure to loss relating to fixed maturity securities is equal to their carrying amounts or the carrying amounts of retained interests.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

                       EXETER REASSURANCE COMPANY, LTD.

5. INVESTMENTS (CONTINUED)


NET INVESTMENT INCOME

  The components of net investment income were as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                     --------------------------
                                                       2013     2012     2011
                                                     -------- -------- --------
                                                           (IN THOUSANDS)
 Investment Income:
  Fixed maturity securities......................... $ 41,202 $ 29,831 $ 23,825
  Equity securities.................................       --       94      619
  Cash, cash equivalents and short-term investments.    3,247    6,415    3,314
  Other.............................................  (3,155)  (4,792)  (4,622)
                                                     -------- -------- --------
    Subtotal........................................   41,294   31,548   23,136
                                                     -------- -------- --------
  Less: Investment expenses.........................    5,871   10,853    5,898
                                                     -------- -------- --------
    Net investment income........................... $ 35,423 $ 20,695 $ 17,238
                                                     ======== ======== ========

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and expenses included in the table above.

NET INVESTMENT GAINS (LOSSES)

 COMPONENTS OF NET INVESTMENT GAINS (LOSSES)

   The components of net investment gains (losses) were as follows:

                                                 YEARS ENDED DECEMBER 31,
                                                --------------------------
                                                  2013     2012     2011
                                                --------- ------- --------
                                                      (IN THOUSANDS)
     Fixed maturity securities................. $   2,066 $   711 $  4,717
     Equity securities.........................        --   3,675    (292)
     Other investment portfolio gains (losses).  (58,647)  37,407  (5,511)
                                                --------- ------- --------
      Total net investment gains (losses)...... $(56,581) $41,793 $(1,086)
                                                ========= ======= ========

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were ($59.2) million, $37.3 million and ($5.9) million for the years ended December 31, 2013, 2012 and 2011, respectively.

                       EXETER REASSURANCE COMPANY, LTD.

5. INVESTMENTS (CONTINUED)


 SALES OR DISPOSALS OF FIXED MATURITY AND EQUITY SECURITIES

   Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                            YEARS ENDED DECEMBER 31,     YEARS ENDED DECEMBER 31,    YEARS ENDED DECEMBER 31,
                         ------------------------------- -----------------------  -------------------------------
                            2013      2012       2011    2013     2012     2011      2013      2012       2011
                         ---------- --------- ---------- -----  -------- -------- ---------- --------- ----------
                            FIXED MATURITY SECURITIES       EQUITY SECURITIES                  TOTAL
                         ------------------------------- -----------------------  -------------------------------
                                                             (IN THOUSANDS)
Proceeds................ $  251,239 $  34,432 $  421,298 $  --  $  7,212 $  2,880 $  251,239 $  41,644 $  424,178
                         ========== ========= ========== =====  ======== ======== ========== ========= ==========
Gross investment
 gains.................. $    2,721 $     755 $    5,178 $  --  $  3,675 $     -- $    2,721 $   4,430 $    5,178
Gross investment
 losses.................      (655)      (44)      (461)    --        --    (292)      (655)      (44)      (753)
                         ---------- --------- ---------- -----  -------- -------- ---------- --------- ----------
  Net investment gains
   (losses)............. $    2,066 $     711 $    4,717 $  --  $  3,675 $  (292) $    2,066 $   4,386 $    4,425
                         ========== ========= ========== =====  ======== ======== ========== ========= ==========

   There were no OTTI losses on fixed maturity securities or equity securities during the years ended December 31, 2013, 2012 and 2011.

RELATED PARTY INVESTMENT TRANSACTIONS

  In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. There were no invested assets transferred to affiliates for the years ended December 31, 2013 and 2012. There were no invested assets transferred from affiliates for the year ended December 31, 2013. The estimated fair value of invested assets transferred from affiliates for the year ended December 31, 2012 was $857.4 million. There were no invested assets transferred from affiliates for the year ended December 31, 2011.

  The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $4.6 million, $7.2 million and $4.5 million for the years ended December 31, 2013, 2012 and 2011, respectively.

6. DERIVATIVES

ACCOUNTING FOR DERIVATIVES

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 7 for information about the fair value hierarchy for derivatives.

DERIVATIVE STRATEGIES

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

                       EXETER REASSURANCE COMPANY, LTD.

6. DERIVATIVES (CONTINUED)


  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives may be cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. The Company also purchases certain securities and engages in certain reinsurance agreements that have embedded derivatives.

  The Company utilizes all derivatives in non-qualifying hedging relationships.

 INTEREST RATE DERIVATIVES

   The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, futures and options.

   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount.

   In exchange-traded interest rate Treasury futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate Treasury futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance.

   Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. Swaptions are included in interest rate options.

 FOREIGN CURRENCY EXCHANGE RATE DERIVATIVES

   The Company uses foreign currency forwards to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date.

   To a lesser extent, the Company uses exchange-traded currency futures to hedge currency mismatches between assets and liabilities.

                       EXETER REASSURANCE COMPANY, LTD.

6. DERIVATIVES (CONTINUED)


 EQUITY DERIVATIVES

   The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, variance swaps, exchange-traded equity futures and total rate of return swaps ("TRRs").

   Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products assumed by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

   Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products reinsured by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period.

   In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products reinsured by the Company.

   TRRs are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the London Inter-Bank Offered Rate ("LIBOR"), calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses TRRs to hedge its equity market guarantees in certain of its reinsured products. TRRs can be used as hedges or to synthetically create investments.

                       EXETER REASSURANCE COMPANY, LTD.

6. DERIVATIVES (CONTINUED)


PRIMARY RISKS MANAGED BY DERIVATIVES

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:



DERIVATIVES NOT
DESIGNATED OR NOT
QUALIFYING AS HEDGING          PRIMARY UNDERLYING RISK
INSTRUMENTS                            EXPOSURE
---------------------       -------------------------------

Interest rate swaps........ Interest rate..................
Interest rate futures...... Interest rate..................
Interest rate options...... Interest rate..................
Foreign currency forwards.. Foreign currency exchange rate.
Currency futures........... Foreign currency exchange rate.
Equity futures............. Equity market..................
Equity options............. Equity market..................
Variance swaps............. Equity market..................
Total rate of return swaps. Equity market..................

 Total non-designated or non-qualifying derivatives.......

                                         DECEMBER 31, 2013                  DECEMBER 31, 2012
                                ----------------------------------- ----------------------------------
                                              ESTIMATED FAIR VALUE               ESTIMATED FAIR VALUE
                                             ----------------------             ----------------------
   PRIMARY UNDERLYING RISK        NOTIONAL     NOTIONAL
           EXPOSURE                AMOUNT      ASSETS   LIABILITIES   AMOUNT      ASSETS   LIABILITIES
------------------------------- ------------ ---------- ----------- ----------- ---------- -----------
                                                            (IN THOUSANDS)
Interest rate.................. $ 23,221,522 $1,040,377 $  562,851  $22,298,852 $1,867,230 $  611,572
Interest rate..................    4,462,013      9,047      6,547    6,437,033        598     20,980
Interest rate..................   17,690,095    131,341    235,516   11,440,095    302,989     58,486
Foreign currency exchange rate.    2,324,152        728    171,078    2,281,296      1,051    177,496
Foreign currency exchange rate.      364,550      1,169      1,022      518,160      3,864         --
Equity market..................    4,327,600      1,284     39,600    5,898,717     14,146    105,452
Equity market..................   31,414,484  1,024,034  1,005,551   18,897,916  2,346,326    355,433
Equity market..................   18,917,116    167,519    469,330   17,177,849    111,788    241,073
Equity market..................    3,339,982         --    156,959    2,791,568      4,436     95,505
                                ------------ ---------- ----------  ----------- ---------- ----------
$106,061,514 $2,375,499 $2,648,454  $87,741,486 $4,652,428 $1,665,997
                                ============ ========== ==========  =========== ========== ==========

NET DERIVATIVE GAINS (LOSSES)

  The components of net derivative gains (losses) were as follows:

                                                 YEARS ENDED DECEMBER 31,
                                        ------------------------------------------
                                             2013           2012          2011
                                        -------------- -------------- ------------
                                                      (IN THOUSANDS)
Derivatives and hedging gains (losses). $  (4,841,296) $  (2,586,885) $  2,941,895
Embedded derivatives...................      6,776,544    (1,089,704)  (2,711,461)
                                        -------------- -------------- ------------
 Total net derivatives gains (losses).. $    1,935,248 $  (3,676,589) $    230,434
                                        ============== ============== ============

  The following table presents earned income on derivatives for the:

                                             YEARS ENDED DECEMBER 31,
                                       ------------------------------------
                                           2013         2012        2011
                                       ------------ ------------ ----------
                                                  (IN THOUSANDS)
     Net derivative gains (losses).... $  (262,379) $     20,202 $  141,929
     Policyholder benefits and claims.    (274,848)    (113,899)     16,833
                                       ------------ ------------ ----------
      Total........................... $  (537,227) $   (93,697) $  158,762
                                       ============ ============ ==========

                       EXETER REASSURANCE COMPANY, LTD.

6. DERIVATIVES (CONTINUED)


NON-QUALIFYING DERIVATIVES

  The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                      NET       POLICYHOLDER
                                                   DERIVATIVE   BENEFITS AND
                                                 GAINS (LOSSES)  CLAIMS (1)
                                                 -------------- ------------
                                                       (IN THOUSANDS)
    FOR THE YEAR ENDED DECEMBER 31, 2013:
     Interest rate derivatives.................. $    (925,139) $    (1,364)
     Foreign currency exchange rate derivatives.      (514,563)           --
     Equity derivatives.........................    (3,139,215)    (635,931)
                                                 -------------- ------------
       Total.................................... $  (4,578,917) $  (637,295)
                                                 ============== ============
    FOR THE YEAR ENDED DECEMBER 31, 2012:
     Interest rate derivatives.................. $    (204,299) $         --
     Foreign currency exchange rate derivatives.      (284,745)           --
     Equity derivatives.........................    (2,118,043)    (367,490)
                                                 -------------- ------------
       Total.................................... $  (2,607,087) $  (367,490)
                                                 ============== ============
    FOR THE YEAR ENDED DECEMBER 31, 2011:
     Interest rate derivatives.................. $    1,527,402 $         --
     Foreign currency exchange rate derivatives.        143,177           --
     Equity derivatives.........................      1,129,387     (82,696)
                                                 -------------- ------------
       Total.................................... $    2,799,966 $   (82,696)
                                                 ============== ============

--------

(1)Changes in estimated fair value related to economic hedges of reinsured variable annuity guarantees.

CREDIT RISK ON FREESTANDING DERIVATIVES

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by International Swaps and Derivatives Association ("ISDA") Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set-off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives. See Note 7 for a description of the impact of credit risk on the valuation of derivatives.

                       EXETER REASSURANCE COMPANY, LTD.

6. DERIVATIVES (CONTINUED)


  The estimated fair value of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral was as follows at:

                                                              DECEMBER 31, 2013         DECEMBER 31, 2012
                                                          ------------------------- -------------------------
DERIVATIVES SUBJECT TO A MASTER NETTING ARRANGEMENT OR A
SIMILAR ARRANGEMENT                                          ASSETS    LIABILITIES     ASSETS    LIABILITIES
--------------------------------------------------------  ------------ ------------ ------------ ------------
                                                                            (IN THOUSANDS)
 Gross estimated fair value of derivatives:
  OTC-bilateral.......................................... $  2,430,173 $  2,593,152 $  4,708,762 $  1,534,233
  Exchange-traded........................................       11,500       47,169       18,608      126,432
                                                          ------------ ------------ ------------ ------------
    Total gross estimated fair value of
      derivatives (1)....................................    2,441,673    2,640,321    4,727,370    1,660,665
 Amounts offset in the balance sheets....................           --           --           --           --
                                                          ------------ ------------ ------------ ------------
 Estimated fair value of derivatives presented in the
   balance sheets (1)....................................    2,441,673    2,640,321    4,727,370    1,660,665
 Gross amounts not offset in the balance sheets:
 Gross estimated fair value of derivatives: (2)
  OTC-bilateral..........................................  (1,869,869)  (1,869,869)  (1,518,669)  (1,518,669)
  Exchange-traded........................................      (5,368)      (5,368)     (18,608)     (18,608)
 Cash collateral (3)
  OTC-bilateral..........................................    (163,210)           --  (1,473,376)           --
  Exchange-traded........................................           --     (39,008)           --    (107,824)
 Securities collateral (4)
  OTC-bilateral..........................................    (377,561)    (646,079)  (1,716,717)     (13,667)
  Exchange-traded........................................           --      (2,793)           --           --
                                                          ------------ ------------ ------------ ------------
 Net amount after application of master netting
   agreements and collateral............................. $     25,665 $     77,204 $         -- $      1,897
                                                          ============ ============ ============ ============

--------

(1)At December 31, 2013 and 2012, derivative assets include income or expense accruals reported in accrued investment income or in other liabilities of $66,175 thousand and $74,942 thousand, respectively, and derivative liabilities include income or expense accruals reported in accrued investment income or in other liabilities of $8,133 thousand and $5,332 thousand, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received is included in cash and cash equivalents and the obligation to return it is included in other liabilities in the balance sheet. The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded derivatives and is included in premiums, reinsurance and other receivables in the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2013 and 2012, the Company received excess cash collateral of $33,319 thousand and $0, respectively, and provided excess cash collateral of $185,299 thousand and $167,655 thousand, respectively, which is not included in the table above due to the foregoing limitation.

                       EXETER REASSURANCE COMPANY, LTD.

6. DERIVATIVES (CONTINUED)


(4)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2013 none of the collateral had been sold or repledged. Securities collateral pledged by the Company is reported in fixed maturity securities in the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2013 and 2012, the Company received excess securities collateral of $96,746 thousand and $59,320 thousand, respectively, for its OTC-bilateral derivatives which are not included in the table above due to the foregoing limitation. At
   December 31, 2013 and 2012, the Company provided excess securities collateral of $0 and $0, respectively, for its OTC-bilateral derivatives and $36,182 thousand and $39,989 thousand, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                  ESTIMATED FAIR VALUE OF   FAIR VALUE OF INCREMENTAL COLLATERAL
                                   COLLATERAL PROVIDED:                PROVIDED UPON:
                                  ----------------------- ----------------------------------------
                                                                         DOWNGRADE IN THE HOLDING
                                                                         COMPANY'S CREDIT RATING
                     ESTIMATED                              ONE NOTCH    TO A LEVEL THAT TRIGGERS
                   FAIR VALUE OF                          DOWNGRADE IN        FULL OVERNIGHT
                   DERIVATIVES IN                          THE HOLDING     COLLATERALIZATION OR
                   NET LIABILITY      FIXED MATURITY        COMPANY'S          TERMINATION
                    POSITION (1)        SECURITIES        CREDIT RATING OF THE DERIVATIVE POSITION
                   -------------- ----------------------- ------------- --------------------------
                                                   (IN THOUSANDS)
December 31, 2013. $      723,283      $    646,079        $    20,912         $    21,353
December 31, 2012. $       15,564      $     13,667        $        --         $        --

--------

(1)After taking into consideration the existence of netting agreements.

EMBEDDED DERIVATIVES

  The Company assumes variable annuities, modified coinsurance contracts, equity indexed deferred annuities and purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: assumed variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; ceded reinsurance agreements of guaranteed minimum benefits related to GMABs and certain GMIBs; assumed modified coinsurance contracts; assumed reinsurance on equity indexed deferred annuities; and options embedded in debt and equity securities.

                       EXETER REASSURANCE COMPANY, LTD.

6. DERIVATIVES (CONTINUED)


  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                        DECEMBER 31,
                                                                  -------------------------
                                        BALANCE SHEET LOCATION        2013         2012
                                       -------------------------- ------------ ------------
                                                                       (IN THOUSANDS)
Net embedded derivatives within asset
  host contracts:
  Ceded guaranteed minimum benefits... Premiums, reinsurance and
                                       other receivables......... $    122,515 $    257,690
  Assumed modified coinsurance         Funds withheld at
   contracts.......................... interest..................       24,035       72,357
                                                                  ------------ ------------
   Net embedded derivatives within asset host contracts.......    $    146,550 $    330,047
                                                                  ============ ============
Net embedded derivatives within liability host contracts:
  Assumed guaranteed minimum benefits. Other policy-related
                                       balances.................. $  2,488,944 $  8,831,285
                                                                  ------------ ------------
   Net embedded derivatives within liability host contracts...    $  2,488,944 $  8,831,285
                                                                  ============ ============

  The following table presents changes in estimated fair value related to embedded derivatives:

                                             YEARS ENDED DECEMBER 31,
                                    ------------------------------------------
                                        2013          2012           2011
                                    ------------ -------------- --------------
                                                  (IN THOUSANDS)
 Net derivative gains (losses) (1). $  6,776,544 $  (1,089,704) $  (2,711,461)
 Policyholder benefits and claims.. $  (139,134) $       72,507 $       70,390

--------

(1)The valuation of reinsured guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses), in connection with this adjustment, were ($996.3) million, ($1,603.0) million and $1,956.9 million, for the years ended December 31, 2013, 2012 and 2011, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses), in connection with this adjustment, were $19.4 million, $2.9 million and ($23.1) million, for the years ended December 31, 2013, 2012 and 2011, respectively.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                 Level 1  Unadjusted quoted prices in active
                          markets for identical assets or
                          liabilities. The size of the bid/ask
                          spread is used as an indicator of
                          market activity for fixed maturity
                          securities.

                 Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                 Level 3  Unobservable inputs that are
                          supported by little or no market
                          activity and are significant to the
                          determination of estimated fair value
                          of the assets or liabilities.
                          Unobservable inputs reflect the
                          reporting entity's own assumptions
                          about the assumptions that market
                          participants would use in pricing the
                          asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


RECURRING FAIR VALUE MEASUREMENTS

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented below.

                                                                  DECEMBER 31, 2013
                                                ------------------------------------------------------
                                                         FAIR VALUE HIERARCHY
                                                --------------------------------------
                                                                                       TOTAL ESTIMATED
                                                  LEVEL 1      LEVEL 2      LEVEL 3      FAIR VALUE
                                                ------------ ------------ ------------ ---------------
                                                                    (IN THOUSANDS)
ASSETS:
Fixed maturity securities:
 Foreign corporate............................. $         -- $    533,423 $         --  $    533,423
 U.S. corporate................................           --      253,705        9,917       263,622
 CMBS..........................................           --       75,017       57,547       132,564
 State and political subdivision...............           --      120,256           --       120,256
 U.S. Treasury and agency......................       99,248           --           --        99,248
 ABS...........................................           --       80,520           --        80,520
 RMBS..........................................           --       62,789           --        62,789
 Foreign government............................           --       28,659           --        28,659
                                                ------------ ------------ ------------  ------------
   Total fixed maturity securities.............       99,248    1,154,369       67,464     1,321,081
                                                ------------ ------------ ------------  ------------
Short-term investments (1).....................    2,630,762      101,270           --     2,732,032
Derivative assets: (2)
 Interest rate contracts.......................        9,046    1,171,719           --     1,180,765
 Foreign currency contracts....................        1,169          728           --         1,897
 Equity market contracts.......................        1,284      917,797      273,756     1,192,837
                                                ------------ ------------ ------------  ------------
   Total derivative assets.....................       11,499    2,090,244      273,756     2,375,499
                                                ------------ ------------ ------------  ------------
Net embedded derivatives within asset host
  contracts (3)................................           --           --      146,550       146,550
                                                ------------ ------------ ------------  ------------
   Total assets................................ $  2,741,509 $  3,345,883 $    487,770  $  6,575,162
                                                ============ ============ ============  ============
LIABILITIES:
Derivative liabilities: (2)
 Interest rate contracts....................... $      6,547 $    798,367 $         --  $    804,914
 Foreign currency contracts....................        1,022      171,078           --       172,100
 Equity market contracts.......................       39,601    1,136,875      494,964     1,671,440
                                                ------------ ------------ ------------  ------------
   Total derivative liabilities................       47,170    2,106,320      494,964     2,648,454
                                                ------------ ------------ ------------  ------------
Net embedded derivatives within liability host
  contracts (3)................................           --           --    2,488,944     2,488,944
                                                ------------ ------------ ------------  ------------
   Total liabilities........................... $     47,170 $  2,106,320 $  2,983,908  $  5,137,398
                                                ============ ============ ============  ============

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)

                                                              DECEMBER 31, 2012
                                            ------------------------------------------------------
                                                     FAIR VALUE HIERARCHY
                                            -------------------------------------- TOTAL ESTIMATED
                                              LEVEL 1      LEVEL 2      LEVEL 3      FAIR VALUE
                                            ------------ ------------ ------------ ---------------
                                                                (IN THOUSANDS)
ASSETS:
Fixed maturity securities:
 Foreign corporate......................... $         -- $    628,708 $      2,714  $     631,422
 U.S. corporate............................           --      307,001       15,465        322,466
 CMBS......................................           --       44,603       41,723         86,326
 State and political subdivision...........           --      135,567           --        135,567
 U.S. Treasury and agency..................      285,259        8,270           --        293,529
 ABS.......................................           --      193,876        4,000        197,876
 RMBS......................................           --       81,906           --         81,906
 Foreign government........................           --       36,527           --         36,527
                                            ------------ ------------ ------------  -------------
   Total fixed maturity securities.........      285,259    1,436,458       63,902      1,785,619
                                            ------------ ------------ ------------  -------------
Short-term investments (1).................    3,824,840      425,354        4,996      4,255,190
Derivative assets: (2)
 Interest rate contracts...................          598    2,170,219           --      2,170,817
 Foreign currency contracts................        3,864        1,051           --          4,915
 Equity market contracts...................       14,146    2,000,970      461,580      2,476,696
                                            ------------ ------------ ------------  -------------
   Total derivative assets.................       18,608    4,172,240      461,580      4,652,428
                                            ------------ ------------ ------------  -------------
Net embedded derivatives within asset host
  contracts (3)............................           --           --      330,047        330,047
                                            ------------ ------------ ------------  -------------
   Total assets............................ $  4,128,707 $  6,034,052 $    860,525  $  11,023,284
                                            ============ ============ ============  =============
LIABILITIES:
Derivative liabilities: (2)
 Interest rate contracts................... $     20,980 $    670,059 $         --  $     691,039
 Foreign currency contracts................           --      177,496           --        177,496
 Equity market contracts...................      105,452      416,032      275,979        797,463
                                            ------------ ------------ ------------  -------------
   Total derivative liabilities............      126,432    1,263,587      275,979      1,665,998
                                            ------------ ------------ ------------  -------------
Net embedded derivatives within liability
  host contracts (3).......................           --           --    8,831,285      8,831,285
                                            ------------ ------------ ------------  -------------
   Total liabilities....................... $    126,432 $  1,263,587 $  9,107,264  $  10,497,283
                                            ============ ============ ============  =============

--------

(1)Short-term investments as presented in the tables above differ from the amounts presented in the balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

(2)Derivative amounts are presented gross in the tables above to reflect the presentation in the balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


(3)Net embedded derivatives within asset host contracts are presented within funds withheld at interest and premiums, reinsurance and other receivables in the balance sheets. Net embedded derivatives within liability host contracts are presented within other policy-related balances in the balance sheets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 INVESTMENTS

  VALUATION CONTROLS AND PROCEDURES

    On behalf of the Company and the Holding Company's Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management provides oversight of control systems and valuation policies for securities and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of the Holding Company's Board of Directors regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)

  based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  SECURITIES AND SHORT-TERM INVESTMENTS

    When available, the estimated fair value of these investments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

  Level 2 Valuation Techniques and Key Inputs:

    This level includes fixed maturity securities priced principally by independent pricing services using observable inputs. Short-term investments within this level are of a similar nature and class to the Level 2 fixed maturity securities.

   U.S. CORPORATE AND FOREIGN CORPORATE SECURITIES

     These securities are principally valued using the market and income approaches. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Privately placed securities are valued using matrix pricing methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer and in certain cases, delta spread adjustments to reflect specific credit related issues.

   STRUCTURED SECURITIES COMPRISED OF ABS, CMBS AND RMBS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon,

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)

   weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

  STATE AND POLITICAL SUBDIVISION AND FOREIGN GOVERNMENT SECURITIES

     These securities are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques using standard market observable inputs including a benchmark U.S. Treasury yield or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

  U.S. TREASURY AND AGENCY SECURITIES

     These securities are principally valued using the market approach. Valuations are based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as a benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

  Level 3 Valuation Techniques and Key Inputs:

     In general, securities classified within Level 3 use many of the same valuation techniques and inputs as described previously for in the Level 2. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates, generally causing these investments to be classified in Level 3.

     Short-term investments within this level are of a similar nature and class to the Level 3 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

   U.S. CORPORATE AND FOREIGN CORPORATE SECURITIES

     These securities are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including illiquidity premium, delta spread adjustments to reflect specific credit-related issues, credit spreads and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on independent non-binding broker quotations.

   STRUCTURED SECURITIES COMPRISED OF ABS AND CMBS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data including credit spreads. Below investment grade securities and sub-prime RMBS included in this level

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)

   are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain of these valuations are based on independent non-binding broker quotations.

 DERIVATIVES

   The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

   The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant inputs that are unobservable generally include references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

   Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


  FREESTANDING DERIVATIVES

  Level 2 Valuation Techniques and Key Inputs:

    This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3. These derivatives are principally valued using the income approach.

   INTEREST RATE

     NON-OPTION-BASED. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and basis curves.

     OPTION-BASED. -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, basis curves and interest rate volatility.

   FOREIGN CURRENCY EXCHANGE RATE

     NON-OPTION-BASED. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, basis curves, currency spot rates and cross currency basis curves.

   EQUITY MARKET

     NON-OPTION-BASED. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, spot equity index levels and dividend yield curves.

     OPTION-BASED. -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, spot equity index levels, dividend yield curves and equity volatility.

  Level 3 Valuation Techniques and Key Inputs:

    These derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. These valuation methodologies generally use the same inputs as described in the corresponding sections above for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

   EQUITY MARKET

     NON-OPTION-BASED. -- Significant unobservable inputs may include the extrapolation beyond observable limits of dividend yield curves and equity volatility.

     OPTION-BASED. -- Significant unobservable inputs may include the extrapolation beyond observable limits of dividend yield curves, equity volatility and unobservable correlation between model inputs.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


 EMBEDDED DERIVATIVES

   Embedded derivatives principally include certain assumed and ceded variable annuity guarantees and equity indexed crediting rates within certain funding agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The fair value of these embedded derivatives, estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk free rates.

   Capital market assumptions, such as risk free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for the Holding Company's debt, including related credit default swaps.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company ceded the risk associated with certain of the GMIBs previously described. These reinsurance agreements contain embedded derivatives which are included within premiums, reinsurance and other receivables in the balance sheets with changes in estimated fair value reported in net derivative gains (losses) or policyholder benefits and claims depending on the statement of operations classification of the direct risk. The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


   The estimated fair value of the embedded derivatives within funds withheld related to certain assumed reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities and Short-term Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in derivative liabilities and funds withheld at interest in the balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

  EMBEDDED DERIVATIVES WITHIN ASSET AND LIABILITY HOST CONTRACTS

   Level 3 Valuation Techniques and Key Inputs:

   ASSUMED GUARANTEED MINIMUM BENEFITS

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   REINSURANCE CEDED ON CERTAIN GUARANTEED MINIMUM BENEFITS

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in " -- Assumed Guaranteed Minimum Benefits" and also include counterparty credit spreads.

   EMBEDDED DERIVATIVES WITHIN FUNDS WITHHELD RELATED TO CERTAIN ASSUMED REINSURANCE

     These embedded derivatives are principally valued using an income approach. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

 TRANSFERS BETWEEN LEVELS

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


  TRANSFERS BETWEEN LEVELS 1 AND 2:

     There were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at December 31, 2013 and 2012.

  TRANSFERS INTO OR OUT OF LEVEL 3:

     Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

     Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or credit spreads.

     Transfers out of Level 3 for fixed maturity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs (such as observable spreads used in pricing securities) or increases in market activity and upgraded credit ratings.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

   The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:


                                                                                        DECEMBER 31, 2013
                                                                                    --------------------------
                                                              SIGNIFICANT                             WEIGHTED
                            VALUATION TECHNIQUES           UNOBSERVABLE INPUTS          RANGE        AVERAGE (1)
                       -------------------------------- --------------------------  -------------    -----------
FIXED MATURITY SECURITIES: (3)
 U.S. corporate and
  foreign corporate... Matrix pricing                   Credit spreads (4)             95  -     95       95
                                                        Illiquidity premium (4)        30  -     30       30
                       ------------------------------------------------------------------------------------------
 CMBS................. Matrix pricing and discounted    Credit spreads (4)
                         cash flow                                                    215  -    215      215
                       Market pricing                   Quoted prices (5)             104  -    104      104
                       Consensus pricing                Offered quotes (5)             90  -     92       91
                       ------------------------------------------------------------------------------------------
DERIVATIVES:
 Equity market........ Present value techniques         Volatility (7)                 13% -     28%
                          or option pricing models      Correlation (9)                60% -     60%
                       ------------------------------------------------------------------------------------------
EMBEDDED DERIVATIVES:
 Assumed and ceded     Option pricing techniques        Mortality rates:                0% -   0.10%
  guaranteed minimum                                        Ages 0 - 40
  benefits............
                                                            Ages 41 - 60             0.04% -   0.65%
                                                            Ages 61 - 115            0.26% -    100%
                                                        Lapse rates:
                                                            Durations 1 -10          0.50% -    100%
                                                            Durations 11 -20            3% -    100%
                                                            Durations 21 -116           3% -    100%
                                                        Utilization rates              20% -     50%
                                                        Withdrawal rates             0.07% -     10%
                                                        Long-term equity            17.40% -     25%
                                                          volatilities
                                                        Nonperformance               0.03% -   0.44%
                                                          risk spread
                       ------------------------------------------------------------------------------------------

                                                                IMPACT OF
                                     DECEMBER 31, 2012         INCREASE IN
                                 --------------------------     INPUT ON
                                                   WEIGHTED     ESTIMATED
     VALUATION TECHNIQUES            RANGE        AVERAGE (1) FAIR VALUE (2)
-------------------------------- -------------    ----------- --------------


Matrix pricing                     103  -    499      168       Decrease
                                    30  -     30       30       Decrease
-----------------------------------------------------------------------------
Matrix pricing and discounted
  cash flow                                                   Decrease (6)
Market pricing                     104  -    104      104     Increase (6)
Consensus pricing                                             Increase (6)
-----------------------------------------------------------------------------

Present value techniques            13% -     32%             Increase (8)
   or option pricing models         65% -     65%
-----------------------------------------------------------------------------

Option pricing techniques            0% -   0.14%  Decrease (10)


                                  0.05% -   0.75%             Decrease (10)
                                  0.26% -    100%             Decrease (10)

                                  0.50% -    100%             Decrease (11)
                                     3% -    100%             Decrease (11)
                                   2.5% -    100%             Decrease (11)
                                    20% -     50%             Increase (12)
                                  0.07% -     20%                 (13)
                                 15.18% -     40%  Increase (14)

                                  0.10% -   1.72%  Decrease (15)

-----------------------------------------------------------------------------

--------

(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to assumed guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)Changes are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


(9)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(10)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(11)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(12)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(13)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(14)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within embedded derivatives within funds withheld related to certain assumed reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 fixed maturity securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                  FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                               -----------------------------------------------------------------------------
                                                     FIXED MATURITY SECURITIES:
                                               --------------------------------------
                                                FOREIGN    U.S.                       SHORT-TERM    EQUITY    NET EMBEDDED
                                               CORPORATE CORPORATE   CMBS      ABS    INVESTMENTS   MARKET   DERIVATIVES (6)
                                               --------- --------- --------- -------- ----------- ---------- ---------------
                                                                              (IN THOUSANDS)
YEAR ENDED DECEMBER 31, 2013:
Balance, January 1,........................... $  2,714  $  15,465 $  41,723 $  4,000  $  4,996   $  185,601  $(8,501,238)
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2).................
   Net investment income......................       11       (63)     (242)       --         4           --            --
   Net investment gains (losses)..............       --         --        --       --        --           --            --
   Net derivative gains (losses)..............       --         --        --       --        --    (425,674)     6,789,870
   Policyholder benefits and claims...........       --         --        --       --        --       18,720     (139,134)
  OCI.........................................     (25)      (652)   (1,828)       --        --          252       291,536
Purchases (3).................................       --         --    17,894       --        --        7,149            --
Sales (3).....................................  (2,700)    (8,680)        --       --   (5,000)           --            --
Settlements (3)...............................       --         --        --       --        --      (7,256)     (783,428)
Transfers into Level 3 (4)....................       --      3,847        --       --        --           --            --
Transfers out of Level 3 (4)..................       --         --        --  (4,000)        --           --            --
                                               --------  --------- --------- --------  --------   ----------  ------------
Balance, December 31,......................... $     --  $   9,917 $  57,547 $     --  $     --   $(221,208)  $(2,342,394)
                                               ========  ========= ========= ========  ========   ==========  ============
Changes in unrealized gains (losses) included
 in net income (loss): (5)
  Net investment income....................... $     --  $       4 $   (242) $     --  $     --   $       --  $         --
  Net investment gains (losses)............... $     --  $      -- $      -- $     --  $     --   $       --  $         --
  Net derivative gains (losses)............... $     --  $      -- $      -- $     --  $     --   $(414,667)  $  6,743,952
  Policyholder benefits and claims............ $     --  $      -- $      -- $     --  $     --   $   18,720  $  (134,839)

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


                                             FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                 ------------------------------------------------------------------------------------------------
                                       FIXED MATURITY SECURITIES:       EQUITY SECURITIES:
                                 -------------------------------------- ------------------
                                  FOREIGN    U.S.                         NON-REDEEMABLE   SHORT-TERM    EQUITY    NET EMBEDDED
                                 CORPORATE CORPORATE   CMBS      ABS     PREFERRED STOCK   INVESTMENTS   MARKET   DERIVATIVES (6)
                                 --------- --------- --------- -------- ------------------ ----------- ---------- ---------------
                                                                          (IN THOUSANDS)
YEAR ENDED DECEMBER 31,
 2012:
Balance, January 1,............. $  2,533  $  15,114 $  41,724 $     --     $      --       $  39,967  $  844,062  $(7,033,096)
Total realized/unrealized gains
 (losses) included in:
  Net income
   (loss): (1), (2)
   Net investment income........       12       (16)     (164)       --            --              35          --            --
   Net investment gains
    (losses)....................       --         --        --       --            --              --          --            --
   Net derivative gains
    (losses)....................       --         --        --       --            --              --   (507,571)   (1,085,812)
   Policyholder benefits and
    claims......................       --         --        --       --            --              --      28,895        72,507
  OCI...........................      169        (4)       163       --            --              --     (2,565)       259,765
Purchases (3)...................       --      6,501        --    4,000            --           4,994      19,056            --
Sales (3).......................       --      (701)        --       --            --        (40,000)    (43,500)            --
Settlements (3).................       --         --        --       --            --              --   (152,776)     (714,602)
Transfers into
 Level 3 (4)....................       --         --        --       --            --              --          --            --
Transfers out of
 Level 3 (4)....................       --    (5,429)        --       --            --              --          --            --
                                 --------  --------- --------- --------     ---------       ---------  ----------  ------------
Balance, December 31,........... $  2,714  $  15,465 $  41,723 $  4,000     $      --       $   4,996  $  185,601  $(8,501,238)
                                 ========  ========= ========= ========     =========       =========  ==========  ============
Changes in unrealized gains
 (losses) included in net
 income (loss): (5)
  Net investment income......... $     11  $       9 $   (163) $     --     $      --       $       2  $       --  $         --
  Net investment gains
   (losses)..................... $     --  $      -- $      -- $     --     $      --       $      --  $       --  $         --
  Net derivative gains
   (losses)..................... $     --  $      -- $      -- $     --     $      --       $      --  $(498,377)  $(1,139,890)
  Policyholder benefits and
   claims....................... $     --  $      -- $      -- $     --     $      --       $      --  $   28,895  $     75,146

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)

                                            FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                  ------------------------------------------------------------------------------------------
                                      FIXED MATURITY SECURITIES:     EQUITY SECURITIES:
                                  ---------------------------------- ------------------
                                   FOREIGN    U.S.                     NON-REDEEMABLE   SHORT-TERM   EQUITY    NET EMBEDDED
                                  CORPORATE CORPORATE   CMBS    ABS   PREFERRED STOCK   INVESTMENTS  MARKET   DERIVATIVES (6)
                                  --------- --------- -------  ----- ------------------ ----------- --------  ---------------
                                                                        (IN THOUSANDS)
YEAR ENDED DECEMBER 31, 2011:
Balance, January 1,..............  $2,673    $10,430  $    --  $  --    $      2,835     $  49,980  $124,720    $(3,660,494)
Total realized/unrealized gains
 (losses) included in:
  Net income (loss): (1), (2)
   Net investment income.........      10          4     (104)    --              --            19        --             --
   Net investment gains
    (losses).....................      --          1       --     --            (292)           --        --             --
   Net derivative gains
    (losses).....................      --         --       --     --              --            --   563,864     (2,710,927)
   Policyholder benefits and
    claims.......................      --         --       --     --              --            --     7,131         70,390
  OCI............................    (150)      (511)     104     --             337            --       409       (120,058)
Purchases (3)....................      --         --   41,724     --              --        39,951   225,211             --
Sales (3)........................      --     (1,974)      --     --          (2,880)      (49,983)       --             --
Settlements (3)..................      --         --       --     --              --            --    (2,563)      (612,007)
Transfers into Level 3 (4).......      --      7,164       --     --              --            --        --             --
Transfers out of Level 3 (4).....      --         --       --     --              --            --   (74,710)            --
                                   ------    -------  -------  -----    ------------     ---------  --------    -----------
Balance, December 31,............  $2,533    $15,114  $41,724  $  --    $         --     $  39,967  $844,062    $(7,033,096)
                                   ======    =======  =======  =====    ============     =========  ========    ===========
Changes in unrealized gains
 (losses) included in net income
 (loss): (5)
  Net investment income..........  $   10    $     4  $  (104) $  --    $         --     $      15  $     --    $        --
  Net investment gains (losses)..  $   --    $     1  $    --  $  --    $       (292)    $      --  $     --    $        --
  Net derivative gains (losses)..  $   --    $    --  $    --  $  --    $         --     $      --  $566,325    $ 2,735,936
  Policyholder benefits and
   claims........................  $   --    $    --  $    --  $  --    $         --     $      --  $  7,131    $   108,678

--------

(1)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)The amount reported within purchases, sales, issuances and settlements is the purchase or issuance price and the sales or settlement proceeds based upon the actual date purchased or issued and sold or settled, respectively. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and other comprehensive income
   (loss), are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.

(6)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


FAIR VALUE OF FINANCIAL INSTRUMENTS CARRIED AT OTHER THAN FAIR VALUE

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, the obligation to return cash collateral received (included in other liabilities on the balance sheets) and short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                 DECEMBER 31, 2013
                                             ---------------------------------------------------------
                                                             FAIR VALUE HIERARCHY
                                              CARRYING  -----------------------------  TOTAL ESTIMATED
                                               VALUE    LEVEL 1  LEVEL 2     LEVEL 3     FAIR VALUE
                                             ---------- ------- ---------- ----------  ---------------
                                                                  (IN THOUSANDS)
ASSETS
Premiums, reinsurance and other receivables. $  228,140  $  --  $  224,672 $ (161,249)   $   63,423
LIABILITIES
Debt -- affiliated.......................... $  575,118  $  --  $  592,278 $       --    $  592,278
Other liabilities........................... $    3,836  $  --  $    3,836 $       --    $    3,836

                                                                 DECEMBER 31, 2012
                                             ---------------------------------------------------------
                                                             FAIR VALUE HIERARCHY
                                              CARRYING  -----------------------------  TOTAL ESTIMATED
                                               VALUE    LEVEL 1  LEVEL 2     LEVEL 3     FAIR VALUE
                                             ---------- ------- ---------- ----------  ---------------
                                                                  (IN THOUSANDS)
ASSETS
Premiums, reinsurance and other receivables. $  304,411  $  --  $  275,479 $  174,126    $  449,605
LIABILITIES
Debt -- affiliated.......................... $   75,118  $  --  $   82,174 $       --    $   82,174
Other liabilities........................... $       72  $  --  $       72 $       --    $       72

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 PREMIUMS, REINSURANCE AND OTHER RECEIVABLES

   Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements and amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


   Premiums receivable and those amounts recoverable under reinsurance agreements determined to transfer significant risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented. Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

   The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 DEBT -- AFFILIATED

    The estimated fair value of debt is principally determined using market standard valuation methodologies. Valuations are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

 OTHER LIABILITIES

   Other liabilities consist primarily of interest payable. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

8. DEBT -- AFFILIATED

  The table below presents information for the Company's long-term and short-term debt-affiliated outstanding at:

                                                             DECEMBER 31,
                                                         --------------------
                                  INTEREST RATE MATURITY    2013      2012
                                  ------------- -------- ---------- ---------
                                                            (IN THOUSANDS)
                                                         --------------------
   SHORT-TERM AND LONG-TERM DEBT
    Surplus note.................     6.798%      2014   $   75,118 $  75,118
    Senior notes.................     2.470%      2015      500,000        --
                                                         ---------- ---------
      Total debt-affiliated......                        $  575,118 $  75,118
                                                         ========== =========

  On October 15, 2013, the Company issued $500.0 million of guaranteed senior notes, Series A, to various affiliates, maturing in 2015 with an interest rate of 2.47%.

  On September 27, 2012, the Holding Company assumed $750.0 million of the Company's senior notes with interest rates of 6.440% and 5.330%, payable to an affiliate. In exchange for the assumption of senior notes, the

                       EXETER REASSURANCE COMPANY, LTD.

8. DEBT -- AFFILIATED (CONTINUED)

Company issued to the Holding Company 75,000 shares of Series A 7.69% non-cumulative perpetual preferred shares with a par value of $1 per share and a liquidity preference of $10,000 per share. The dividend is payable semi-annually. (See Note 9 for additional information on preferred stock).

  On December 19, 2012, the Holding Company assumed $1,250.0 million of the Company's senior notes with interest rates of 7.440%, 5.640% and 5.860%, payable to various affiliates. In exchange for the assumption of senior notes, the Company issued to the Holding Company 125,000 shares of Series A 7.75% non-cumulative perpetual preferred shares with a par value of $1 per share and a liquidity preference of $10,000 per share. The dividend is payable semi-annually. (See Note 9 for additional information on preferred stock).

  On July 15, 2011, the Company issued a $500.0 million guaranteed senior note, Series A, to various affiliates, maturing in 2021 with an interest rate of 5.64%.

  On December 16, 2011, the Company issued a $500.0 million guaranteed senior note, Series B, to various affiliates, maturing in 2021 with an interest rate of 5.86%.

  Interest expense related to the Company's indebtedness, included in other expenses, was $7.7 million, $112.6 million and $83.3 million for the years ended December 31, 2013, 2012 and 2011, respectively.

 LETTERS OF CREDIT

   The Company had access to certain letter of credit agreements totaling $5,450.0 million in letter of credit capacity from various banks, either directly with the bank or indirectly through letters of credit available to the Holding Company for the benefit of the Company and certain other affiliates of the Holding Company. At December 31, 2013, the Company had $802.0 million in outstanding letters of credit. The letters of credit were used to collateralize assumed liabilities.

  Letters of credit outstanding as of December 31, 2013 were as follows:

                                                                USED BY    USED BY    REMAINING
BORROWER(S)                       EXPIRATION       CAPACITY   THE COMPANY AFFILIATES   UNUSED
----------------------------- ------------------ ------------ ----------- ---------- ------------
                                                        (IN THOUSANDS)
Exeter.......................  December 2027 (1) $    650,000 $  600,000  $       -- $     50,000
Holding Company and MetLife
  Funding, Inc............... September 2017 (1)    1,000,000         --      59,000      941,000
Holding Company and MetLife
  Funding, Inc...............        August 2016    3,000,000      2,000     130,789    2,867,211
Exeter, Holding Company &
  Missouri Reinsurance, Inc..          June 2016      500,000         --     490,000       10,000
Holding Company..............        August 2014      300,000    200,000     100,000           --
                                                 ------------ ----------  ---------- ------------
 Total.......................                    $  5,450,000 $  802,000  $  779,789 $  3,868,211
                                                 ============ ==========  ========== ============

--------

(1)The Holding Company is a guarantor under this agreement.

9. STOCKHOLDER'S EQUITY

  Effective October 1, 2013 in conjunction with the Company's redomestication to Delaware the stockholder's equity was restructured.

                       EXETER REASSURANCE COMPANY, LTD.

9. STOCKHOLDER'S EQUITY (CONTINUED)

  Information regarding the restructure was as follows at:

                                                  DECEMBER 31,
                                              ---------------------
                                                 2013       2012
                                              ---------- ----------
            COMMON STOCK
            Shares authorized................ 13,875,000 14,125,000
            Shares issued.................... 13,466,000 13,466,000
            Shares outstanding............... 13,466,000 13,466,000
            Par value per share..............      $0.01      $1.00

                                                  DECEMBER 31,
                                              ---------------------
                                                 2013       2012
                                              ---------- ----------
            PREFERRED STOCK
            Shares authorized................    250,000    200,000
            Shares issued....................    200,000    200,000
            Shares outstanding...............    200,000    200,000
            Par value per share..............      $0.01      $1.00
            Liquidation preference per share.    $10,000    $10,000

PREFERRED STOCK

  On September 27, 2012, the Company issued to the Holding Company 75,000 shares of 7.69% Series A non-cumulative perpetual preferred stock in exchange for the assumption of $750.0 million of the Company's senior notes. See Note 8.

  On December 19, 2012, the Company issued to the Holding Company 125,000 shares of 7.75% Series A non-cumulative perpetual preferred stock in exchange for the assumption of $1,250.0 million of the Company's senior notes. See Note 8.

EQUITY

  Under Delaware Law, the Company is required to maintain minimum capital of $250 thousand. The Company was in compliance with this requirement at December 31, 2013.

  Under the Law, the Company was required to maintain net worth of $240 thousand. The Company was in compliance with this requirement at September 30, 2013 (prior to redomestication to Delaware) and December 31, 2012.

  During the year ended December 31, 2013, the Company received no capital contributions from the Holding Company. The Company received capital contributions of $800.0 million and $673.0 million in cash from the Holding Company during the years ended December 31, 2012 and 2011.

  During the years ended December 31, 2013, 2012 and 2011, the Holding Company paid and contributed, on the Company's behalf, $26.8 million, $33.4 million and $30.9 million, respectively, in the form of letter of credit fees.

                       EXETER REASSURANCE COMPANY, LTD.

9. STOCKHOLDER'S EQUITY (CONTINUED)


DIVIDEND RESTRICTIONS

  Under the strategic business plan of the company approved by the Delaware Insurance commissioner (the "Commissioner"), the company may not declare or pay dividend in any form to its parent without the approval of the Commissioner and in no event shall the Commissioner grant such approval if the dividend would result in the insolvency or impairment of the Company.

  The company paid non-cumulative perpetual preferred stock dividend to the Holding company of $132.5 million during the year ended December 31, 2013. The Company did not pay a dividend to the Holding Company during the years ended December 31, 2012 and 2011.

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

  Information regarding changes in the balances of each component of AOCI, net of income tax, was as follows:

                                                       UNREALIZED      FOREIGN
                                                    INVESTMENT GAINS  CURRENCY
                                                    (LOSSES), NET OF TRANSLATION
                                                    RELATED OFFSETS  ADJUSTMENT     TOTAL
                                                    ---------------- ----------- -----------
                                                                 (IN THOUSANDS)
Balance at December 31, 2010.......................   $     3,341    $    39,291 $    42,632
OCI before reclassifications.......................        39,974       (15,751)      24,223
Income tax expense (benefit).......................      (13,991)             --    (13,991)
                                                      -----------    ----------- -----------
 OCI before reclassifications, net of income tax...        29,324         23,540      52,864
Amounts reclassified from AOCI.....................       (4,425)             --     (4,425)
Income tax expense (benefit).......................         1,549             --       1,549
                                                      -----------    ----------- -----------
 Amounts reclassified from AOCI, net of income tax.       (2,876)             --     (2,876)
                                                      -----------    ----------- -----------
Balance at December 31, 2011.......................        26,448         23,540      49,988
OCI before reclassifications.......................        29,412         13,028      42,440
Income tax expense (benefit).......................      (10,294)             --    (10,294)
                                                      -----------    ----------- -----------
 OCI before reclassifications, net of income tax...        45,566         36,568      82,134
Amounts reclassified from AOCI.....................       (4,395)             --     (4,395)
Income tax expense (benefit).......................         1,538             --       1,538
                                                      -----------    ----------- -----------
 Amounts reclassified from AOCI, net of income tax.       (2,857)             --     (2,857)
                                                      -----------    ----------- -----------
Balance at December 31, 2012.......................        42,709         36,568      79,277
OCI before reclassifications.......................      (54,557)         26,548    (28,009)
Income tax expense (benefit).......................        19,094             --      19,094
                                                      -----------    ----------- -----------
 OCI before reclassifications, net of income tax...         7,246         63,116      70,362
Amounts reclassified from AOCI.....................       (2,077)             --     (2,077)
Income tax expense (benefit).......................           727             --         727
                                                      -----------    ----------- -----------
 Amounts reclassified from AOCI, net of income tax.       (1,350)             --     (1,350)
                                                      -----------    ----------- -----------
Balance at December 31, 2013.......................   $     5,896    $    63,116 $    69,012
                                                      ===========    =========== ===========

                       EXETER REASSURANCE COMPANY, LTD.

9. STOCKHOLDER'S EQUITY (CONTINUED)


  Information regarding amounts reclassified out of each component of AOCI, was as follows:

                                                                                          STATEMENT OF OPERATIONS AND
AOCI COMPONENTS                                  AMOUNTS RECLASSIFIED FROM AOCI       COMPREHENSIVE INCOME (LOSS) LOCATION
------------------------------------------ ------------------------------------------ ------------------------------------
                                                    YEARS ENDED DECEMBER 31,
                                           ------------------------------------------
                                               2013          2012           2011
                                           ------------ -------------- --------------
                                                         (IN THOUSANDS)
Net unrealized investment gains (losses):
  Net unrealized investment gains
   (losses)............................... $      2,066 $        4,387 $        4,426 Other net investment gains (losses)
  Net unrealized investment gains
   (losses)...............................           11              8            (1) Net investment income
                                           ------------ -------------- --------------
   Net unrealized investment gains
    (losses), before income tax...........        2,077          4,395          4,425
   Income tax (expense) benefit...........        (727)        (1,538)        (1,549)
                                           ------------ -------------- --------------
   Net unrealized investment gains
    (losses), net income tax.............. $      1,350 $        2,857 $        2,876
                                           ============ ============== ==============
Total reclassification, net of income tax. $      1,350 $        2,857 $        2,876
                                           ============ ============== ==============

10. OTHER EXPENSES

  Information on other expenses was as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                  --------------------------------
                                                     2013       2012       2011
                                                  ---------- ---------- ----------
                                                           (IN THOUSANDS)
Commissions...................................... $   11,775 $   11,116 $    9,155
Volume-related costs.............................     26,816     33,524     30,929
Affiliated costs of reinsurance..................     72,517        297     12,073
Capitalization of DAC............................    (2,013)    (1,760)    (2,955)
Amortization of DAC..............................   (21,146)     43,204     31,527
Interest expense on debt and debt issuance costs.      7,714    112,646     83,296
Premium taxes, licenses & fees...................         25          9         34
Professional services............................        468        858         84
Other............................................      5,051      6,947      5,740
                                                  ---------- ---------- ----------
  Total other expenses........................... $  101,207 $  206,841 $  169,883
                                                  ========== ========== ==========

CAPITALIZATION AND AMORTIZATION OF DAC

  See Note 2 for additional information on DAC including impacts of capitalization and amortization.

AFFILIATED EXPENSES

  Commissions, volume-related costs and capitalization and amortization of DAC include the impact of affiliated reinsurance transactions.

  See Notes 4 and 8 for a discussion of affiliated expenses included in the table above.

INTEREST EXPENSE ON DEBT

  See Note 8 for attribution of interest expense by debt issuance.

                       EXETER REASSURANCE COMPANY, LTD.

11. INCOME TAX

  The provision for income tax was as follows:

                                                  YEARS ENDED DECEMBER 31,
                                            ------------------------------------
                                               2013         2012         2011
                                            ---------- -------------- ----------
                                                       (IN THOUSANDS)
Current:
 Federal................................... $(267,685) $    (363,174) $  273,521
 Foreign...................................         50             50         --
                                            ---------- -------------- ----------
                                             (267,635)      (363,124)    273,521
Deferred:
 Federal...................................    631,850    (1,092,375)  (179,444)
                                            ---------- -------------- ----------
Provision for income tax expense (benefit). $  364,215 $  (1,455,499) $   94,077
                                            ========== ============== ==========

  The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was follows:

                                                 YEARS ENDED DECEMBER 31,
                                            -----------------------------------
                                               2013         2012        2011
                                            ---------- -------------- ---------
                                                      (IN THOUSANDS)
Tax provision at U.S. statutory rate....... $  362,691 $  (1,455,439) $  94,077
Tax effect of:
Other......................................      1,464             --        --
Tax exempt investment income...............         --           (60)        --
Prior year tax.............................         60             --        --
                                            ---------- -------------- ---------
Provision for income tax expense (benefit). $  364,215 $  (1,455,499) $  94,077
                                            ========== ============== =========

  Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                       DECEMBER 31,
                                                 -------------------------
                                                     2013         2012
                                                 ------------ ------------
                                                      (IN THOUSANDS)
      Deferred income tax assets:
       Benefit, reinsurance and other reserves.. $    726,167 $  2,752,083
       Investments, including derivatives.......      821,544           --
       Net operating loss.......................       67,235           --
       Tax credits..............................          113           --
       Other....................................           --          753
                                                 ------------ ------------
                                                    1,615,059    2,752,836
                                                 ------------ ------------
      Deferred income tax liabilities:
       Net unrealized investment gains..........        3,176       22,997
       DAC......................................       35,280       33,288
       Investments, including derivatives.......           --      429,480
       Other....................................       47,139           --
                                                 ------------ ------------
                                                       85,595      485,765
                                                 ------------ ------------
      Net deferred income tax asset (liability). $  1,529,464 $  2,267,071
                                                 ============ ============

                       EXETER REASSURANCE COMPANY, LTD.

11. INCOME TAX (CONTINUED)


  Domestic net operating carryforwards of $192,099 thousand at December 31, 2013 will expire beginning in 2028. Tax credit carryforwards of $113 thousand at December 31, 2013 will expire beginning in 2022.

  The lack of a valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset will be realizable. In 2013, management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize gross deferred tax assets. Accordingly, the Company has not recorded a valuation allowance against its gross deferred tax assets. The Company has determined that a valuation allowance against its deferred tax assets is not appropriate as of the year ended December 31, 2012.

  Prior to October 1, 2013, the Company was registered as an exempted company pursuant to the Companies Law of the Cayman Islands. No local income, profits or capital gains taxes are levied in the Cayman Islands at the current time. As a result, no provision for such taxes is recorded by the Company.

  Prior to the re-domestication, the Company made an election to be treated as an U.S. Domestic entity under Internal Revenue Code Section ("Sec.") 953(d). The election under Sec. 953(d) is valid through December 31, 2013. The Company joins with the Holding Company and its includable life insurance and non-life insurance subsidiaries in filing a consolidated U.S. federal income tax return in accordance with the provision of the Code. Pursuant to this tax sharing agreement, the amount due from the Holding Company was $196.6 million and $261.7 million at December 31, 2013 and 2012, respectively.

  The Company files income tax returns with the U.S. federal government and is under continuous examination by the Internal Revenue Service. The Company is no longer subject to U.S. federal income tax examinations for years prior to 2003, with the exception of the period October 31, 2000 through December 31, 2000. The IRS audit cycle for the years 2003 through 2006, which began in April 2010, is expected to conclude in 2014. It is not expected to have a material impact on the financial statements. As of December 31, 2013, the Company had no liability for unrecognized tax benefits.

12. CONTINGENCIES AND COMMITMENTS

  There is no pending or threatened litigation, claim or assessment against the Company that would constitute a material loss contingency.

  Various litigation, claims or assessments against the Company may arise in the ordinary course of the Company's business. Liabilities for litigations, claims or assessments are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. The Company regularly reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements. Based on information currently known by the Company's management, in its opinion, there are no current legal proceedings, likely to have such an effect. However, it is possible that an adverse outcome in a litigation matter, should such a litigation matter arise in the future, could have a material effect on the Company's net income or cash flows.

                       EXETER REASSURANCE COMPANY, LTD.

13. OTHER RELATED PARTY TRANSACTIONS

  The Company had net payables to affiliates of $593 thousand and $877 thousand at December 31, 2013 and 2012, respectively. These payables exclude affiliated reinsurance balances discussed in Note 4 and affiliated debt balances discussed in Note 8.

  See Note 5 for additional related party transactions.

14. SUBSEQUENT EVENTS

  The Company has evaluated events subsequent to December 31, 2013, and through April 2, 2014, which is the date these financial statements were available to be issued, and has determined there are no material subsequent events requiring adjustment to or disclosure in the financial statements.

MetLife Investors Insurance Company

Financial Statements

As of December 31, 2013 and 2012 and for the Years Ended December 31, 2013, 2012 and 2011 and Independent Auditors' Report

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of MetLife Investors Insurance Company:

We have audited the accompanying financial statements of MetLife Investors Insurance Company (a wholly-owned subsidiary of MetLife, Inc.) (the "Company"), which comprise the balance sheets as of December 31, 2013 and 2012, and the related statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended
December 31, 2013, and the related notes to the financial statements.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of MetLife Investors Insurance Company as of December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013 in accordance with accounting principles generally accepted in the United States of America.

Other Matter

Results of the Company may not be indicative of those of a stand-alone entity, as the Company is a member of a controlled group of affiliated companies.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
March 31, 2014

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                Balance Sheets
                          December 31, 2013 and 2012

                (In millions, except share and per share data)

                                                                                       2013        2012
                                                                                    ----------- -----------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized
   cost: $2,200 and $2,178, respectively).......................................... $     2,250 $     2,320
 Equity securities available-for-sale, at estimated fair value (cost: $46 and $48,
   respectively)...................................................................          45          45
 Mortgage loans (net of valuation allowances of $1 and $2, respectively)...........         286         284
 Policy loans......................................................................          27          27
 Other limited partnership interests...............................................          32          23
 Short-term investments, at estimated fair value...................................          75         139
 Other invested assets.............................................................          68          93
                                                                                    ----------- -----------
   Total investments...............................................................       2,783       2,931
Cash and cash equivalents..........................................................          24          27
Accrued investment income..........................................................          26          28
Premiums, reinsurance and other receivables........................................       1,829       2,485
Deferred policy acquisition costs and value of business acquired...................         291         148
Current income tax recoverable.....................................................           9           9
Other assets.......................................................................         110         115
Separate account assets............................................................      12,033      11,072
                                                                                    ----------- -----------
   Total assets.................................................................... $    17,105 $    16,815
                                                                                    =========== ===========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits............................................................. $       501 $       482
Policyholder account balances......................................................       2,748       3,077
Other policy-related balances......................................................         102         102
Payables for collateral under securities loaned and other transactions.............         266         238
Deferred income tax liability......................................................         192         326
Other liabilities..................................................................          94          78
Separate account liabilities.......................................................      12,033      11,072
                                                                                    ----------- -----------
   Total liabilities...............................................................      15,936      15,375
                                                                                    ----------- -----------
Contingencies, Commitments and Guarantees (Note 11)
Stockholder's Equity
 Common stock, par value $2 per share; 5,000,000 shares authorized;
   2,899,446 shares issued and outstanding.........................................           6           6
 Additional paid-in capital........................................................         636         636
 Retained earnings.................................................................         504         722
 Accumulated other comprehensive income (loss).....................................          23          76
                                                                                    ----------- -----------
   Total stockholder's equity......................................................       1,169       1,440
                                                                                    ----------- -----------
   Total liabilities and stockholder's equity...................................... $    17,105 $    16,815
                                                                                    =========== ===========

              See accompanying notes to the financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           Statements of Operations
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                     2013      2012     2011
                                                                  ---------- -------- --------
Revenues
Premiums......................................................... $       29 $     11 $      7
Universal life and investment-type product policy fees...........        202      198      204
Net investment income............................................        114      113      114
Fees on ceded reinsurance and other..............................         90       93      104
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity securities..         --      (2)       --
  Other net investment gains (losses)............................          1      (2)      (5)
                                                                  ---------- -------- --------
   Total net investment gains (losses)...........................          1      (4)      (5)
  Net derivative gains (losses)..................................      (442)      329      326
                                                                  ---------- -------- --------
     Total revenues..............................................        (6)      740      750
                                                                  ---------- -------- --------
Expenses
Policyholder benefits and claims.................................         48      100       59
Interest credited to policyholder account balances...............        113      118      127
Other expenses...................................................       (11)      229      259
                                                                  ---------- -------- --------
     Total expenses..............................................        150      447      445
                                                                  ---------- -------- --------
Income (loss) before provision for income tax....................      (156)      293      305
Provision for income tax expense (benefit).......................       (67)       94       90
                                                                  ---------- -------- --------
Net income (loss)................................................ $     (89) $    199 $    215
                                                                  ========== ======== ========


              See accompanying notes to the financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                         2013      2012     2011
                                                                      ---------- -------- --------
Net income (loss).................................................... $     (89) $    199 $    215
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........       (80)       64       23
 Unrealized gains (losses) on derivatives............................        (2)      (1)       --
                                                                      ---------- -------- --------
Other comprehensive income (loss), before income tax.................       (82)       63       23
Income tax (expense) benefit related to items of other comprehensive
  income (loss)......................................................         29     (22)      (8)
                                                                      ---------- -------- --------
Other comprehensive income (loss), net of income tax.................       (53)       41       15
                                                                      ---------- -------- --------
Comprehensive income (loss).......................................... $    (142) $    240 $    230
                                                                      ========== ======== ========



              See accompanying notes to the financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      Statements of Stockholder's Equity
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                                    Accumulated Other
                                                                                      Comprehensive
                                                                                      Income (Loss)
                                                                                  ----------------------
                                                                                     Net
                                                                                  Unrealized
                                                              Additional          Investment Other-Than-     Total
                                                       Common  Paid-in   Retained   Gains     Temporary  Stockholder's
                                                       Stock   Capital   Earnings  (Losses)  Impairments    Equity
                                                       ------ ---------- -------- ---------- ----------- -------------
Balance at December 31, 2010..........................     $6       $636   $  326      $  24        $(4)        $  988
Net income (loss).....................................                        215                                  215
Other comprehensive income (loss), net of income tax..                                    16         (1)            15
                                                       ------ ---------- -------- ---------- ----------- -------------
Balance at December 31, 2011..........................      6        636      541         40         (5)         1,218
Dividend on common stock..............................                       (18)                                 (18)
Net income (loss).....................................                        199                                  199
Other comprehensive income (loss), net of income tax..                                    39           2            41
                                                       ------ ---------- -------- ---------- ----------- -------------
Balance at December 31, 2012..........................      6        636      722         79         (3)         1,440
Dividend on common stock..............................                      (129)                                (129)
Net income (loss).....................................                       (89)                                 (89)
Other comprehensive income (loss), net of income tax..                                  (54)           1          (53)
                                                       ------ ---------- -------- ---------- ----------- -------------
Balance at December 31, 2013..........................     $6       $636   $  504      $  25        $(2)        $1,169
                                                       ====== ========== ======== ========== =========== =============


              See accompanying notes to the financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           Statements of Cash Flows
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                      2013        2012        2011
                                                   ---------- ------------ ----------
Cash flows from operating activities
Net income (loss)................................. $     (89) $        199 $      215
Adjustments to reconcile net income (loss) to net
 cash provided by (used in) operating activities:
 Depreciation and amortization expenses...........          2            2          2
 Amortization of premiums and accretion of
   discounts associated with investments, net.....          3          (3)        (5)
 (Gains) losses on investments and derivatives,
   net............................................        437        (321)      (329)
 (Income) loss from equity method investments,
   net of dividends or distributions..............        (4)          (1)         --
 Interest credited to policyholder account
   balances.......................................        113          118        127
 Universal life and investment-type product
   policy fees....................................      (202)        (198)      (204)
 Change in accrued investment income..............          2            1        (4)
 Change in premiums, reinsurance and other
   receivables....................................         71           74        (6)
 Change in deferred policy acquisition costs and
   value of business acquired, net................      (135)          130        139
 Change in income tax.............................      (105)           68         91
 Change in other assets...........................        194          193        200
 Change in insurance-related liabilities and
   policy-related balances........................         19           94         34
 Change in other liabilities......................         10         (12)         14
                                                   ---------- ------------ ----------
Net cash provided by operating activities.........        316          344        274
                                                   ---------- ------------ ----------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities........................        794          909        696
 Equity securities................................          2            6          5
 Mortgage loans...................................         47           13          3
 Other limited partnership interests..............          1            1          4
Purchases of:
 Fixed maturity securities........................      (808)        (958)      (840)
 Equity securities................................         --         (13)       (13)
 Mortgage loans...................................       (49)         (72)       (98)
 Other limited partnership interests..............        (5)         (15)        (2)
Cash received in connection with freestanding
 derivatives......................................          1            5          1
Cash paid in connection with freestanding
 derivatives......................................       (12)          (1)         --
Issuances of loans to affiliates..................         --           --       (45)
Net change in policy loans........................        (1)          (1)          1
Net change in short-term investments..............         64         (70)       (12)
                                                   ---------- ------------ ----------
Net cash provided by (used in) investing
 activities.......................................         34        (196)      (300)
                                                   ---------- ------------ ----------
Cash flows from financing activities
Policyholder account balances:
 Deposits.........................................        632        1,077        725
 Withdrawals......................................      (882)      (1,155)      (732)
Net change in payables for collateral under
 securities loaned and other transactions.........         28         (87)         46
Dividend on common stock..........................      (129)         (18)         --
Other, net........................................        (2)           18         --
                                                   ---------- ------------ ----------
Net cash provided by (used in) financing
 activities.......................................      (353)        (165)         39
                                                   ---------- ------------ ----------
Change in cash and cash equivalents...............        (3)         (17)         13
Cash and cash equivalents, beginning of year......         27           44         31
                                                   ---------- ------------ ----------
Cash and cash equivalents, end of year............ $       24 $         27 $       44
                                                   ========== ============ ==========
Supplemental disclosures of cash flow information:
Net cash paid (received) for:
 Income tax....................................... $       34 $         27 $      (1)
                                                   ========== ============ ==========

              See accompanying notes to the financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       Notes to the Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  MetLife Investors Insurance Company ("MLIIC"), a Missouri domiciled life insurance company (the "Company") is a wholly-owned subsidiary of MetLife, Inc. ("MetLife").

  The Company markets, administers and insures a broad range of term life, universal life and variable and fixed annuity products to individuals. The Company is licensed to conduct business in 49 states and the District of Columbia. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders.

  In the second quarter of 2013, MetLife, Inc. announced its plans to merge three U.S.-based life insurance companies and an offshore reinsurance subsidiary to create one larger U.S.-based and U.S.-regulated life insurance company (the "Mergers"). The companies to be merged consist of MetLife Insurance Company of Connecticut ("MICC"), MetLife Investors USA Insurance Company ("MLI-USA") and MLIIC, each a U.S. insurance company that issues variable annuity products in addition to other products, and Exeter Reassurance Company, Ltd. ("Exeter"), a reinsurance company that mainly reinsures guarantees associated with variable annuity products. MICC, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. The Mergers are expected to occur in the fourth quarter of 2014, subject to regulatory approvals.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

  Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

    .  such separate accounts are legally recognized;
    . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
    .  investments are directed by the contractholder; and

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

    . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

   The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations.

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the statements of operations.

 Reclassifications

   Certain amounts in the prior years' financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Financial Statements.

Summary of Significant Accounting Policies

  The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

Accounting Policy                                                                                   Note
--------------------------------------------------------------------------------------------------------
Insurance                                                                                              2
--------------------------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles     3
--------------------------------------------------------------------------------------------------------
Reinsurance                                                                                            4
--------------------------------------------------------------------------------------------------------
Investments                                                                                            5
--------------------------------------------------------------------------------------------------------
Derivatives                                                                                            6
--------------------------------------------------------------------------------------------------------
Fair Value                                                                                             7
--------------------------------------------------------------------------------------------------------
Income Tax                                                                                            10
--------------------------------------------------------------------------------------------------------
Litigation Contingencies                                                                              11

Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

    The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

    Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policy-Related Balances

    Other policy-related balances include policy and contract claims and unearned revenue liabilities.

    The liability for policy and contract claims generally relates to incurred but not reported death claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to deferred policy acquisition costs ("DAC") as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

    Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

    .  incremental direct costs of contract acquisition, such as commissions;
    . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and
    . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

    All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

  DAC and VOBA are amortized as follows:

 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 -----------------------------------------------------------------------------
 .  Fixed and variable universal life   Actual and expected future gross
    contracts                           profits.
 .  Fixed and variable deferred
    annuity contracts

   See Note 3 for additional information on DAC and VOBA amortization.

   The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements to determine the recoverability of the asset.

 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid, and the liabilities ceded related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing the DAC related to the

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 underlying reinsured contracts. Subsequent amounts paid on the reinsurance of in-force blocks, as well as amounts paid related to new business, are recorded as ceded premiums and ceded premiums, reinsurance and other receivables are established.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   Premiums, fees and policyholder benefits and claims are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in fees on ceded reinsurance and other. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as fees on ceded reinsurance and other or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through fees on ceded reinsurance and other or other expenses, as appropriate.

 Investments

  Net Investment Income and Net Investment Gains (Losses)

    Income on investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses).

  Fixed Maturity and Equity Securities

    The Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income on fixed maturity securities is recognized when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Prepayment fees are recognized when earned. Dividends on equity securities are recognized when declared.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 5 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exist, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors is recorded in OCI.

    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 5.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Other Limited Partnership Interests

    The Company uses the equity method of accounting for investments in equity securities when it has significant influence or at least 20% interest and other limited partnership interests ("investees") when it has

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments as earned or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

    The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value.

  Other Invested Assets

    Other invested assets consist principally of the following:

    . Loans to affiliates are stated at unpaid principal balance, adjusted for any unamortized premium or discount.
    . Freestanding derivatives with positive estimated fair values are described in "--Derivatives" below.

  Securities Lending Program

    Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried in the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses).

  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

   . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability)--in net derivative gains (losses), consistent with the change in fair value of the hedged item attributable to the designated risk being hedged.

   . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability)--effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

    The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of operations within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

    The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;
   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and
   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

    Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

 Goodwill

   Goodwill, which is included in other assets, is the excess of cost over the estimated fair value of net assets acquired which represents the future economic benefits arising from such net assets acquired that could not be individually identified. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

   Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. Management has concluded that the Company has one reporting unit.

   For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

   In performing the Company's goodwill impairment test, the estimated fair value of the reporting unit is determined using a market multiple approach. When further corroboration is required, the Company uses a discounted cash flow approach. The Company may use additional valuation methodologies when appropriate.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting unit include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the reporting unit.

   The Company applies significant judgment when determining the estimated fair value of its reporting unit. The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting unit could result in goodwill impairments in future periods which could adversely affect the Company's results of operations or financial position.

   In 2013, the Company performed its annual goodwill impairment test using the market multiple valuation approach. The analysis results indicated that the fair value of the reporting unit was in excess of its carrying value and, therefore, goodwill was not impaired. On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting unit to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions may have an impact on the estimated fair value and could result in future impairments of goodwill. The Company has no accumulated goodwill impairment as of December 31, 2013. Goodwill was $33 million at both December 31, 2013 and 2012.

 Income Tax

   The Company joined with MetLife and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to the Company under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife has elected the "percentage method" (and 100 percent under such method) of reimbursing companies for tax attributes such as losses. As a result, 100 percent of tax attributes such as losses are reimbursed by MetLife to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes such as losses. Profitable subsidiaries pay to MetLife each year the federal income tax which such profitable subsidiary would have paid that year based upon that year's taxable income. If the Company has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by the Company when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if the Company would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

  . future taxable income exclusive of reversing temporary differences and carryforwards;
  .  future reversals of existing taxable temporary differences;
  . taxable income in prior carryback years; and . tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On an annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Other Accounting Policies

  Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Computer Software

    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $15 million and $14 million at December 31, 2013 and 2012, respectively. Accumulated amortization of capitalized software was $8 million and $6 million at December 31, 2013 and 2012, respectively. Related amortization expense was $2 million for each of the years ended December 31, 2013, 2012 and 2011.

  Fees on Ceded Reinsurance and Other

    Fees on ceded reinsurance and other primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance agreements. Such fees are recognized in the period in which services are performed.

Adoption of New Accounting Pronouncements

  Effective July 17, 2013, the Company adopted new guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate. Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the financial statements upon adoption, but may impact the selection of benchmark interest rates for hedging relationships in the future.

  Effective January 1, 2013, the Company adopted new guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of accumulated OCI ("AOCI") by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 8.

  Effective January 1, 2013, the Company adopted new guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 6.

  On January 1, 2012, the Company adopted new guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred.

  On January 1, 2012, the Company adopted new guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholder's equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's financial statements other than the expanded disclosures in Note 7.

Future Adoption of New Accounting Pronouncements

  In February 2013, the FASB issued new guidance regarding liabilities (Accounting Standards Update 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date), effective retrospectively for fiscal years beginning after December 15, 2013 and interim periods within those years. The amendments require an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. In addition, the amendments require an entity to disclose the nature and amount of the obligation, as well as other information about the obligation. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

2. Insurance


Insurance Liabilities

  Future policy benefits are measured as follows:

   Product Type:                      Measurement Assumptions:
   -------------------------------------------------------------------------
   Nonparticipating life              Aggregate of the present value of
                                      expected future benefit payments and
                                      related expenses less the present
                                      value of expected future net
                                      premiums. Assumptions as to mortality
                                      and persistency are based upon the
                                      Company's experience when the basis
                                      of the liability is established.
                                      Interest rate assumptions for the
                                      aggregate future policy benefit
                                      liabilities are 5%.
   -------------------------------------------------------------------------
   Traditional fixed annuities after  Present value of expected future
   annuitization                      payments. Interest rate assumptions
                                      used in establishing such liabilities
                                      range from 3% to 8%.
   -------------------------------------------------------------------------

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from 1% to 8%, less expenses, mortality charges and withdrawals.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

2. Insurance (continued)


Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in PABs and are further discussed in Note 6. Guarantees accounted for as insurance liabilities include:

    Guarantee:                                 Measurement Assumptions:
    ------------------------------------------------------------------------
    GMDBs  .  A return of purchase payment  .  Present value of expected
              upon death even if the           death benefits in excess of
              account value is reduced to      the projected account
              zero.                            balance recognizing the
                                               excess ratably over the
                                               accumulation period based on
                                               the present value of total
                                               expected assessments.

           .  An enhanced death benefit     .  Assumptions are consistent
              may be available for an          with those used for
              additional fee.                  amortizing DAC, and are thus
                                               subject to the same
                                               variability and risk.

                                            .  Investment performance and
                                               volatility assumptions are
                                               consistent with the
                                               historical experience of the
                                               appropriate underlying
                                               equity index, such as the
                                               Standard & Poor's Ratings
                                               Services ("S&P") 500 Index.

                                            .  Benefit assumptions are
                                               based on the average
                                               benefits payable over a
                                               range of scenarios.
    ------------------------------------------------------------------------
    GMIBs  .  After a specified period of   .  Present value of expected
              time determined at the time      income benefits in excess of
              of issuance of the variable      the projected account
              annuity contract, a minimum      balance at any future date
              accumulation of purchase         of annuitization and
              payments, even if the            recognizing the excess
              account value is reduced to      ratably over the
              zero, that can be annuitized     accumulation period based on
              to receive a monthly income      present value of total
              stream that is not less than     expected assessments.
              a specified amount.
           .  Certain contracts also        .  Assumptions are consistent
              provide for a guaranteed         with those used for
              lump sum return of purchase      estimating GMDB liabilities.
              premium in lieu of the
              annuitization benefit.

                                            .  Calculation incorporates an
                                               assumption for the
                                               percentage of the potential
                                               annuitizations that may be
                                               elected by the
                                               contractholder.
    ------------------------------------------------------------------------
    GMWBs  .  A return of purchase payment  .  Expected value of the life
              via partial withdrawals,         contingent payments and
              even if the account value is     expected assessments using
              reduced to zero, provided        assumptions consistent with
              that cumulative withdrawals      those used for estimating
              in a contract year do not        the GMDB liabilities.
              exceed a certain limit.

           .  Certain contracts include
              guaranteed withdrawals that
              are life contingent.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

2. Insurance (continued)


  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity contracts was as follows:

                                            Annuity Contracts
                                            ----------------
                                             GMDBs    GMIBs    Total
                                            -------  -------- --------
                                                  (In millions)
           Direct
           Balance at January 1, 2011...... $    32  $     88 $    120
           Incurred guaranteed benefits....      17        31       48
           Paid guaranteed benefits........     (7)        --      (7)
                                            -------  -------- --------
           Balance at December 31, 2011....      42       119      161
           Incurred guaranteed benefits....      10        98      108
           Paid guaranteed benefits........     (9)        --      (9)
                                            -------  -------- --------
           Balance at December 31, 2012....      43       217      260
           Incurred guaranteed benefits....      11         1       12
           Paid guaranteed benefits........     (5)        --      (5)
                                            -------  -------- --------
           Balance at December 31, 2013.... $    49  $    218 $    267
                                            =======  ======== ========
           Ceded
           Balance at January 1, 2011...... $    32  $     30 $     62
           Incurred guaranteed benefits....      17        11       28
           Paid guaranteed benefits........     (7)        --      (7)
                                            -------  -------- --------
           Balance at December 31, 2011....      42        41       83
           Incurred guaranteed benefits....      10        34       44
           Paid guaranteed benefits........     (9)        --      (9)
                                            -------  -------- --------
           Balance at December 31, 2012....      43        75      118
           Incurred guaranteed benefits....      11         1       12
           Paid guaranteed benefits........     (5)        --      (5)
                                            -------  -------- --------
           Balance at December 31, 2013.... $    49  $     76 $    125
                                            =======  ======== ========
           Net
           Balance at January 1, 2011...... $    --  $     58 $     58
           Incurred guaranteed benefits....      --        20       20
           Paid guaranteed benefits........      --        --       --
                                            -------  -------- --------
           Balance at December 31, 2011....      --        78       78
           Incurred guaranteed benefits....      --        64       64
           Paid guaranteed benefits........      --        --       --
                                            -------  -------- --------
           Balance at December 31, 2012....      --       142      142
           Incurred guaranteed benefits....      --        --       --
           Paid guaranteed benefits........      --        --       --
                                            -------  -------- --------
           Balance at December 31, 2013.... $    --  $    142 $    142
                                            =======  ======== ========

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

2. Insurance (continued)


  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                       -------------------
                                         2013      2012
                                       --------- ---------
                                          (In millions)
                      Fund Groupings:
                      Balanced........ $   7,255 $   6,507
                      Equity..........     4,086     3,816
                      Bond............       551       588
                      Money Market....        98       118
                                       --------- ---------
                       Total.......... $  11,990 $  11,029
                                       ========= =========

  Based on the type of guarantee, the Company defines net amount at risk as listed below. These amounts include direct business, but exclude offsets from hedging or reinsurance, if any.

 Variable Annuity Guarantees

  In the Event of Death

    Defined as the death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

  At Annuitization

    Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

    Information regarding the types of guarantees relating to annuity contracts was as follows at:

                                                                 December 31,
                                           ---------------------------------------------------------
                                                       2013                         2012
                                           ---------------------------- ----------------------------
                                               In the          At           In the          At
                                           Event of Death Annuitization Event of Death Annuitization
                                           -------------- ------------- -------------- -------------
                                                                 (In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value..............  $    13,348    $     8,712   $    12,309    $     7,963
Separate account value....................  $    12,841    $     8,470   $    11,797    $     7,715
Net amount at risk........................  $       327    $       116   $       594    $       554
Average attained age of contractholders...     67 years       66 years      66 years       65 years

--------

(1)The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

2. Insurance (continued)


Obligations Under Funding Agreements

  MLIIC is a member of the Federal Home Loan Bank ("FHLB") of Des Moines. Holdings of the FHLB of Des Moines common stock, included in equity securities, were as follows at:

                                              December 31,
                                              -------------
                                              2013   2012
                                              -----  -----
                                              (In millions)
                       FHLB of Des Moines.... $  26  $  28

  The Company has also entered into funding agreements with the FHLB of Des Moines. The liability for such funding agreements is included in PABs. Information related to such funding agreements was as follows at:

                                     Liability        Collateral
                                   ------------- ---------------------
                                              December 31,
                                   -----------------------------------
                                    2013   2012     2013       2012
                                   ------ ------ ---------- ----------
                                              (In millions)
         FHLB of Des Moines (1)... $  405 $  405 $  477 (2) $  604 (2)

--------

(1)Represents funding agreements issued to the FHLB of Des Moines in exchange for cash and for which the FHLB of Des Moines has been granted a lien on certain assets, some of which are in the custody of the FHLB of Des Moines, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLB of Des Moines as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLB of Des Moines' recovery on the collateral is limited to the amount of the Company's liability to the FHLB of Des Moines.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

Separate Accounts

  Separate account assets and liabilities consist of pass-through separate accounts totaling $12.0 billion and $11.1 billion at December 31, 2013 and 2012, respectively, for which the policyholder assumes all investment risk.

  For the years ended December 31, 2013, 2012 and 2011, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

3. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles

  See Note 1 for a description of capitalized acquisition costs.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

3. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (continued)


Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross profits. These assumptions primarily relate to investment returns, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

3. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (continued)

within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

  Information regarding DAC and VOBA was as follows:

                                                                     Years Ended December 31,
                                                                     ------------------------
                                                                      2013     2012    2011
                                                                      ------  ------  ------
                                                                        (In millions)
DAC
Balance at January 1,............................................... $   97   $  220  $  352
Capitalizations.....................................................      6       19      34
Amortization related to:
  Net investment gains (losses) and net derivative gains (losses)...    122     (96)    (84)
  Other expenses....................................................   (27)     (38)    (76)
                                                                      ------  ------  ------
   Total amortization...............................................     95    (134)   (160)
                                                                      ------  ------  ------
Unrealized investment gains (losses)................................      8      (8)     (6)
Other (1)...........................................................     38       --      --
                                                                      ------  ------  ------
Balance at December 31,.............................................    244       97     220
                                                                      ------  ------  ------
VOBA
Balance at January 1,...............................................     51       66      79
  Total amortization related to other expenses......................    (6)     (14)    (12)
Unrealized investment gains (losses)................................      2      (1)     (1)
                                                                      ------  ------  ------
Balance at December 31,.............................................     47       51      66
                                                                      ------  ------  ------
Total DAC and VOBA
Balance at December 31,............................................. $  291   $  148  $  286
                                                                      ======  ======  ======

--------

(1)The year ended December 31, 2013 includes $38 million that was reclassified to DAC from premiums, reinsurance and other receivables. The amounts reclassified relate to an affiliated reinsurance agreement accounted for using the deposit method of accounting and represent the DAC amortization on the expense allowances ceded on the agreement from inception. These amounts were previously included in the calculated value of the deposit receivable on this agreement and recorded within premiums, reinsurance and other receivables.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

3. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (continued)


  Information regarding other policy-related intangibles was as follows:

                                             Years Ended December 31,
                                             ------------------------
                                             2013     2012    2011
                                              -----    -----   -----
                                               (In millions)
                 Deferred Sales Inducements
                 Balance at January 1,...... $  65    $  71   $  84
                 Capitalization.............    --        1       3
                 Amortization...............   (2)      (7)    (16)
                                              -----    -----   -----
                 Balance at December 31,.... $  63    $  65   $  71
                                              =====    =====   =====

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                                     VOBA
                                                 -------------
                                                 (In millions)
                  2014.......................... $          12
                  2015.......................... $          10
                  2016.......................... $           9
                  2017.......................... $           6
                  2018.......................... $           6

4. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products. The Company participates in reinsurance activities in order to limit losses and minimize exposure to significant risks.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 5.

  For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics.

  The Company currently reinsures 100% of the living and death benefit guarantees issued in connection with its variable annuities to affiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its fixed annuities to an affiliated reinsurer. The value of the embedded

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

4. Reinsurance (continued)

derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  The Company reinsures its remaining business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2013 and 2012, were not significant.

  The Company had $6 million and $8 million of unsecured unaffiliated ceded reinsurance recoverable balances at December 31, 2013 and 2012, respectively. Of these totals, 100% were with the Company's five largest unaffiliated ceded reinsurers at both December 31, 2013 and 2012.

  The amounts in the statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                  Years Ended December 31,
                                                                  -----------------------
                                                                   2013     2012    2011
                                                                  -------  ------- -------
                                                                       (In millions)
Premiums
  Direct premiums................................................ $    30  $    12 $     8
  Reinsurance ceded..............................................     (1)      (1)     (1)
                                                                  -------  ------- -------
   Net premiums.................................................. $    29  $    11 $     7
                                                                  =======  ======= =======
Universal life and investment-type product policy fees
  Direct universal life and investment-type product policy fees.. $   244  $   237 $   240
  Reinsurance ceded..............................................    (42)     (39)    (36)
                                                                  -------  ------- -------
   Net universal life and investment-type product policy fees.... $   202  $   198 $   204
                                                                  =======  ======= =======
Fees on ceded reinsurance and other
  Direct fees on ceded reinsurance and other..................... $    25  $    25 $    26
  Reinsurance ceded..............................................      65       68      78
                                                                  -------  ------- -------
   Net fees on ceded reinsurance and other....................... $    90  $    93 $   104
                                                                  =======  ======= =======
Policyholder benefits and claims
  Direct policyholder benefits and claims........................ $    61  $   144 $    92
  Reinsurance ceded..............................................    (13)     (44)    (33)
                                                                  -------  ------- -------
   Net policyholder benefits and claims.......................... $    48  $   100 $    59
                                                                  =======  ======= =======

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

4. Reinsurance (continued)


  The amounts in the balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                         December 31,
                                       -------------------------------------------------
                                                 2013                     2012
                                       ------------------------ ------------------------
                                                        Total                    Total
                                                       Balance                  Balance
                                       Direct  Ceded    Sheet   Direct  Ceded    Sheet
                                       ------ -------- -------- ------ -------- --------
                                                         (In millions)
Assets
Premiums, reinsurance and other
  receivables......................... $   26 $  1,803 $  1,829 $   26 $  2,459 $  2,485
Deferred policy acquisition costs and
  value of business acquired..........    311     (20)      291    207     (59)      148
                                       ------ -------- -------- ------ -------- --------
 Total assets......................... $  337 $  1,783 $  2,120 $  233 $  2,400 $  2,633
                                       ====== ======== ======== ====== ======== ========

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. Deposit assets and deposit liabilities, if any, are the result of affiliated reinsurance transactions. See " Related Party Reinsurance Transactions."

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife subsidiaries, including Metropolitan Life Insurance Company, General American Life Insurance Company, Exeter and MICC, all of which are related parties.

  Information regarding the significant effects of affiliated reinsurance included in the statements of operations was as follows:

                                                        Years Ended December 31,
                                                        -----------------------
                                                         2013     2012    2011
                                                        -------  ------- -------
                                                             (In millions)
Premiums
Reinsurance ceded...................................... $    --  $   (1) $    --
Universal life and investment-type product policy fees
Reinsurance ceded...................................... $  (41)  $  (39) $  (35)
Fees on ceded reinsurance and other
Reinsurance ceded...................................... $    65  $    68 $    78
Policyholder benefits and claims
Reinsurance ceded...................................... $  (13)  $  (44) $  (31)

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

4. Reinsurance (continued)


  Information regarding the significant effects of ceded affiliated reinsurance included in the balance sheets was as follows at:

                                                                       December 31,
                                                                     -----------------
                                                                       2013     2012
                                                                     -------- --------
                                                                       (In millions)
Assets
Premiums, reinsurance and other receivables......................... $  1,798 $  2,451
Deferred policy acquisition costs and value of business acquired....     (20)     (59)
                                                                     -------- --------
  Total assets...................................................... $  1,778 $  2,392
                                                                     ======== ========

  The Company ceded risks to affiliates related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were assets of $376 million and $959 million at December 31, 2013 and 2012, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($639) million, $190 million and $380 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and irrevocable letters of credit. The Company had $1.3 billion and $1.4 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2013 and 2012, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $1.3 billion and $1.4 billion at December 31, 2013 and 2012, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2013 and 2012.

5. Investments

  See Note 7 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of variable interest entities ("VIEs"). The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities ("CMBS") and ABS.

                                                December 31, 2013                          December 31, 2012
                                    ------------------------------------------ ------------------------------------------
                                                 Gross Unrealized                           Gross Unrealized
                                     Cost or  ---------------------- Estimated  Cost or  ---------------------- Estimated
                                    Amortized       Temporary  OTTI    Fair    Amortized       Temporary  OTTI    Fair
                                      Cost    Gains  Losses   Losses   Value     Cost    Gains  Losses   Losses   Value
                                    --------- ----- --------- ------ --------- --------- ----- --------- ------ ---------
                                                                        (In millions)
Fixed maturity securities
U.S. corporate.....................  $   825  $ 55    $  8     $ --   $   872   $   913  $  87   $  1     $ --   $   999
U.S. Treasury and agency...........      469     2      14       --       457       391      6     --       --       397
RMBS...............................      312    12       7        5       312       286     21      4        6       297
CMBS...............................      293     8       4       --       297       302     17     --       --       319
Foreign corporate..................      223     9       3       --       229       209     14      1       --       222
ABS................................       51     2      --       --        53        51      4      1       --        54
State and political subdivision....       17     2      --       --        19        17      3     --       --        20
Foreign government.................       10     1      --       --        11         9      3     --       --        12
                                     -------  ----    ----     ----   -------   -------  -----   ----     ----   -------
 Total fixed maturity securities...  $ 2,200  $ 91    $ 36     $  5   $ 2,250   $ 2,178  $ 155   $  7     $  6   $ 2,320
                                     =======  ====    ====     ====   =======   =======  =====   ====     ====   =======
Equity securities
Common stock.......................  $    26  $ --    $ --     $ --   $    26   $    28  $  --   $ --     $ --   $    28
Non-redeemable preferred stock.....       20    --       1       --        19        20     --      3       --        17
                                     -------  ----    ----     ----   -------   -------  -----   ----     ----   -------
 Total equity securities...........  $    46  $ --    $  1     $ --   $    45   $    48  $  --   $  3     $ --   $    45
                                     =======  ====    ====     ====   =======   =======  =====   ====     ====   =======

   The Company held non-income producing fixed maturity securities with an estimated fair value of less than $1 million with unrealized gains (losses) of less than $1 million at both December 31, 2013 and 2012.

 Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

   Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


 Maturities of Fixed Maturity Securities

   The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                            December 31,
                                              -----------------------------------------
                                                      2013                 2012
                                              -------------------- --------------------
                                              Amortized Estimated  Amortized Estimated
                                                Cost    Fair Value   Cost    Fair Value
                                              --------- ---------- --------- ----------
                                                            (In millions)
Due in one year or less...................... $    240   $    242  $    306   $    308
Due after one year through five years........      487        512       446        476
Due after five years through ten years.......      566        595       588        657
Due after ten years..........................      251        239       199        209
                                              --------   --------  --------   --------
  Subtotal...................................    1,544      1,588     1,539      1,650
Structured securities (RMBS, CMBS and ABS)...      656        662       639        670
                                              --------   --------  --------   --------
  Total fixed maturity securities............ $  2,200   $  2,250  $  2,178   $  2,320
                                              ========   ========  ========   ========

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately, as they are not due at a single maturity.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                              December 31, 2013                         December 31, 2012
                                  ----------------------------------------- -----------------------------------------
                                                       Equal to or Greater                       Equal to or Greater
                                  Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                                  -------------------- -------------------- -------------------- --------------------
                                  Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                    Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                    Value     Losses     Value     Losses     Value     Losses     Value     Losses
                                  --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                      (In millions, except number of securities)
Fixed maturity securities
U.S. corporate...................  $   84     $   7      $  13     $   1      $  20      $  1      $   9     $  --
U.S. Treasury and agency.........     169        14         --        --         60        --         --        --
RMBS.............................      84         4         34         8         --        --         49        10
CMBS.............................      73         4         --        --          4        --         15        --
Foreign corporate................      27         2          7         1          2        --          7         1
ABS..............................       7        --          5        --         --        --          5         1
Foreign government...............       1        --          1        --          1        --         --        --
                                   ------     -----      -----     -----      -----      ----      -----     -----
Total fixed maturity securities..  $  445     $  31      $  60     $  10      $  87      $  1      $  85     $  12
                                   ======     =====      =====     =====      =====      ====      =====     =====
Equity securities
Non-redeemable preferred
 stock...........................  $   --     $  --      $  18     $   1      $  --      $ --      $  17     $   3
                                   ------     -----      -----     -----      -----      ----      -----     -----
Total number of securities in an
 unrealized loss position........      87                   18                   18                   22
                                   ======                =====                =====                =====

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

   . When determining the amount of the credit loss for U.S. and foreign corporate securities, state and political subdivision securities and foreign government securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired at December 31, 2013. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), and changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities increased $28 million during the year ended December 31, 2013 from $13 million to $41 million. The increase in gross unrealized losses for the year ended December 31, 2013, was primarily attributable to an increase in interest rates, partially offset by narrowing credit spreads.

    At December 31, 2013, $5 million of the total $41 million of gross unrealized losses were from one below investment grade fixed maturity security with an unrealized loss position of 20% or more of amortized cost for six months or greater. Unrealized losses on the below investment grade fixed maturity security are related to non-agency RMBS (alternative residential mortgage loans) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over unemployment levels and valuations of residential real estate supporting non-agency RMBS. Management evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security.

  Equity Securities

    Gross unrealized losses on equity securities decreased $2 million during the year ended December 31, 2013 from $3 million to $1 million. None of the $1 million of gross unrealized losses were from equity securities with gross unrealized losses of 20% or more of cost for 12 months or greater.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


Mortgage Loans

 Mortgage Loans by Portfolio Segment

  Mortgage loans are summarized as follows at:

                                                  December 31,
                                 ---------------------------------------------
                                           2013                   2012
                                 -----------------------  --------------------
                                   Carrying                 Carrying     % of
                                     Value     % of Total     Value      Total
                                 ------------- ---------- ------------- ------
                                 (In millions)            (In millions)
Mortgage loans:
  Commercial....................    $  246        86.0 %     $  238      83.8 %
  Agricultural..................        41         14.3          48       16.9
                                    ------       ------      ------     ------
   Subtotal (1).................       287        100.3         286      100.7
  Valuation allowances..........       (1)        (0.3)         (2)      (0.7)
                                    ------       ------      ------     ------
   Total mortgage loans, net....    $  286       100.0 %     $  284     100.0 %
                                    ======       ======      ======     ======

--------

(1)The Company did not purchase any mortgage loans during the year ended December 31, 2013. In 2012, the Company purchased $48 million of mortgage loans, of which $38 million were purchased at estimated fair value from an affiliate, MetLife Bank, National Association.

 Mortgage Loans and Valuation Allowance by Portfolio Segment

   All commercial and agricultural mortgage loans held at both December 31, 2013 and 2012 were evaluated collectively for credit losses. The valuation allowances maintained at both December 31, 2013 and 2012 were primarily for the commercial mortgage loan portfolio segment and were for non-specifically identified credit losses. The valuation allowance for agricultural mortgage loans was less than $1 million at both December 31, 2013 and 2012.

 Valuation Allowance Rollforward by Portfolio Segment

   The changes in the valuation allowance, by portfolio segment, were as follows:

                                         Commercial Agricultural Total
                                         ---------- ------------ ------
                                                 (In millions)
        Balance at January 1, 2011......   $    1     $    --    $    1
        Provision (release).............        1          --         1
                                           ------     -------    ------
        Balance at December 31, 2011....        2          --         2
        Provision (release).............       --          --        --
                                           ------     -------    ------
        Balance at December 31, 2012....        2          --         2
        Provision (release).............      (1)          --       (1)
                                           ------     -------    ------
        Balance at December 31, 2013....   $    1     $    --    $    1
                                           ======     =======    ======

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

 Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans, were as follows:

                                   Recorded Investment
                       -------------------------------------------
                       Debt Service Coverage Ratios
                       -----------------------------         % of     Estimated    % of
                       > 1.20x 1.00x - 1.20x < 1.00x Total   Total   Fair Value    Total
                       ------- ------------- ------- ------ ------  ------------- ------
                                  (In millions)                     (In millions)
December 31, 2013:
Loan-to-value ratios:
Less than 65%......... $  193      $   9      $  15  $  217  88.2 %    $  228      88.4 %
65% to 75%............     19         --         10      29   11.8         30       11.6
                       ------      -----      -----  ------ ------     ------     ------
 Total................ $  212      $   9      $  25  $  246 100.0 %    $  258     100.0 %
                       ======      =====      =====  ====== ======     ======     ======
December 31, 2012:
Loan-to-value ratios:
Less than 65%......... $  194      $  10      $   9  $  213  89.5 %    $  231      90.2 %
65% to 75%............     15         --         10      25   10.5         25        9.8
                       ------      -----      -----  ------ ------     ------     ------
 Total................ $  209      $  10      $  19  $  238 100.0 %    $  256     100.0 %
                       ======      =====      =====  ====== ======     ======     ======

 Credit Quality of Agricultural Mortgage Loans

   All of the agricultural mortgage loans held at both December 31, 2013 and 2012 had loan-to-value ratios of less than 65%.

 Past Due, Interest Accrual Status and Impaired Mortgage Loans

  The Company has a high quality, well performing, mortgage loan portfolio, with all mortgage loans classified as performing at both December 31, 2013 and 2012. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no impaired mortgage loans, no mortgage loans past due and no mortgage loans in non-accrual status at both December 31, 2013 and 2012. The Company did not recognize interest income on impaired mortgage loans during the years ended December 31, 2013, 2012 and 2011.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


 Mortgage Loans Modified in a Troubled Debt Restructuring

   The Company may grant concessions related to borrowers experiencing financial difficulties which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

   There were no mortgage loans modified in a troubled debt restructuring during the years ended December 31, 2013 and 2012.

Other Invested Assets

  Other invested assets is comprised of loans to affiliates (see " -- Related Party Investment Transactions") and freestanding derivatives with positive estimated fair values (see Note 6).

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $17 million and $23 million at December 31, 2013 and 2012, respectively.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


Net Unrealized Investment Gains (Losses)

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                                   Years Ended December 31,
                                                                                   ------------------------
                                                                                   2013     2012    2011
                                                                                    -----   ------   -----
                                                                                     (In millions)
Fixed maturity securities......................................................... $  55   $  148   $  88
Fixed maturity securities with noncredit OTTI losses in AOCI......................   (5)      (6)    (10)
                                                                                    -----   ------   -----
 Total fixed maturity securities..................................................    50      142      78
Equity securities.................................................................   (1)      (3)     (5)
Derivatives.......................................................................   (1)        1       2
Short-term investments............................................................   (1)      (1)     (1)
                                                                                    -----   ------   -----
 Subtotal.........................................................................    47      139      74
                                                                                    -----   ------   -----
Amounts allocated from:
 Insurance liability loss recognition.............................................    --       --     (7)
 DAC and VOBA related to noncredit OTTI losses recognized in AOCI.................     1        1       1
 DAC and VOBA.....................................................................  (14)     (24)    (15)
                                                                                    -----   ------   -----
   Subtotal.......................................................................  (13)     (23)    (21)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized
  in AOCI.........................................................................     2        2       4
Deferred income tax benefit (expense).............................................  (13)     (42)    (22)
                                                                                    -----   ------   -----
Net unrealized investment gains (losses).......................................... $  23   $   76   $  35
                                                                                    =====   ======   =====

  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                        Years Ended December 31,
                                                        ------------------------
                                                           2013         2012
                                                         ----------  ----------
                                                            (In millions)
   Balance at January 1,............................... $      (6)   $     (10)
   Securities sold with previous noncredit OTTI loss...          1            3
   Subsequent changes in estimated fair value..........         --            1
                                                         ----------  ----------
   Balance at December 31,............................. $      (5)   $      (6)
                                                         ==========  ==========

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


  The changes in net unrealized investment gains (losses) were as follows:

                                                                                 Years Ended December 31,
                                                                                 ------------------------
                                                                                  2013     2012    2011
                                                                                 -------  -------  -----
                                                                                     (In millions)
Balance at January 1,........................................................... $    76  $    35  $  20
Fixed maturity securities on which noncredit OTTI losses have been recognized...       1        4    (2)
Unrealized investment gains (losses) during the year............................    (93)       61     39
Unrealized investment gains (losses) relating to:
  Insurance liability gain (loss) recognition...................................      --        7    (7)
  DAC and VOBA..................................................................      10      (9)    (7)
  Deferred income tax benefit (expense) related to noncredit OTTI losses
   recognized in AOCI...........................................................      --      (2)      1
  Deferred income tax benefit (expense).........................................      29     (20)    (9)
                                                                                 -------  -------  -----
Balance at December 31,......................................................... $    23  $    76  $  35
                                                                                 =======  =======  =====
Change in net unrealized investment gains (losses).............................. $  (53)  $    41  $  15
                                                                                 =======  =======  =====

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2013 and 2012.

Securities Lending

  Elements of the securities lending program are presented below at:

                                                             December 31,
                                                             -------------
                                                              2013   2012
                                                             ------ ------
                                                             (In millions)
     Securities on loan: (1)
       Amortized cost....................................... $  249 $  185
       Estimated fair value................................. $  241 $  191
     Cash collateral on deposit from counterparties (2)..... $  249 $  196
     Reinvestment portfolio -- estimated fair value......... $  247 $  196

-------------

(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


Invested Assets on Deposit and Pledged as Collateral

    Invested assets on deposit and pledged as collateral are presented below at estimated fair value for fixed maturity securities at:

                                                                December 31,
                                                               ---------------
                                                                2013    2012
                                                               ------- -------
                                                                (In millions)
  Invested assets on deposit (regulatory deposits)............ $     7 $     4
  Invested assets pledged as collateral (1)...................     505     620
                                                               ------- -------
   Total invested assets on deposit and pledged as collateral. $   512 $   624
                                                               ======= =======

--------

(1)The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 2) and derivative transactions (see Note 6).

    See "-- Securities Lending" for securities on loan.

Variable Interest Entities

  The Company has invested in certain structured transactions that are VIEs. In certain instances, the Company may hold both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, it would be deemed the primary beneficiary or consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the financial statements.

 Consolidated VIEs

   There were no VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2013 and 2012.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


 Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                                      December 31,
                                                        -----------------------------------------
                                                                2013                 2012
                                                        -------------------- --------------------
                                                                   Maximum              Maximum
                                                        Carrying  Exposure   Carrying  Exposure
                                                         Amount  to Loss (1)  Amount  to Loss (1)
                                                        -------- ----------- -------- -----------
                                                                      (In millions)
Fixed maturity securities AFS:
  Structured securities (RMBS, CMBS, and ABS) (2)......  $  662    $  662     $  670    $  670
  U.S. and foreign corporate...........................      21        21         23        23
Other limited partnership interests....................      19        20         14        15
Equity securities AFS:
  Non-redeemable preferred stock.......................      18        18         17        17
                                                         ------    ------     ------    ------
  Total................................................  $  720    $  721     $  724    $  725
                                                         ======    ======     ======    ======

--------

(1)The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests is equal to the carrying amounts plus any unfunded commitments of the Company. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

   As described in Note 11, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2013, 2012 and 2011.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


Net Investment Income

  The components of net investment income were as follows:

                                                         Years Ended December 31,
                                                         ------------------------
                                                          2013     2012    2011
                                                          ------  ------  ------
                                                            (In millions)
   Investment income:
     Fixed maturity securities.......................... $   94   $   98  $  104
     Equity securities..................................      1        1       2
     Mortgage loans.....................................     16       15      10
     Policy loans.......................................      2        2       2
     Other limited partnership interests................      4        1      --
     Cash, cash equivalents and short-term investments..      1       --      --
                                                          ------  ------  ------
      Subtotal..........................................    118      117     118
     Less: Investment expenses..........................      4        4       4
                                                          ------  ------  ------
          Net investment income......................... $  114   $  113  $  114
                                                          ======  ======  ======

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

  The components of net investment gains (losses) were as follows:

                                                                             Years Ended December 31,
                                                                             ------------------------
                                                                             2013     2012     2011
                                                                              -----   ------  ------
                                                                                (In millions)
Total gains (losses) on fixed maturity securities:
  Total OTTI losses recognized -- by industry:
   U.S. and foreign corporate securities -- by industry:
     Finance................................................................ $  --   $  (1)   $   --
     Utility................................................................    --      (1)       --
                                                                              -----   ------  ------
       Total U.S. and foreign corporate securities..........................    --      (2)       --
                                                                              -----   ------  ------
  OTTI losses on fixed maturity securities recognized in earnings...........    --      (2)       --
  Fixed maturity securities -- net gains (losses) on sales and disposals....     1      (2)      (5)
                                                                              -----   ------  ------
   Total gains (losses) on fixed maturity securities........................     1      (4)      (5)
                                                                              -----   ------  ------
       Total net investment gains (losses).................................. $   1   $  (4)   $  (5)
                                                                              =====   ======  ======

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

   Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                                      Years Ended December 31,
                                     ----------------------------------------------------------------
                                      2013     2012     2011   2013  2012  2011   2013   2012   2011
                                      ------   ------  ------  ----- ----- ----- ------ ------ ------
                                     Fixed Maturity Securities Equity Securities        Total
                                     ------------------------- ----------------- --------------------
                                                            (In millions)
Proceeds............................ $  417   $  576   $  318  $  -- $   1 $   5 $  417 $  577 $  323
                                      ======   ======  ======  ===== ===== ===== ====== ====== ======
Gross investment gains.............. $    3   $    2   $    3  $  -- $  -- $  -- $    3 $    2 $    3
                                      ------   ------  ------  ----- ----- ----- ------ ------ ------
Gross investment losses.............    (2)      (4)      (8)     --    --    --    (2)    (4)    (8)
                                      ------   ------  ------  ----- ----- ----- ------ ------ ------
Total OTTI losses:
  Credit-related....................     --      (1)       --     --    --    --     --    (1)     --
  Other (1).........................     --      (1)       --     --    --    --     --    (1)     --
                                      ------   ------  ------  ----- ----- ----- ------ ------ ------
   Total OTTI losses................     --      (2)       --     --    --    --     --    (2)     --
                                      ------   ------  ------  ----- ----- ----- ------ ------ ------
    Net investment gains (losses)... $    1   $  (4)   $  (5)  $  -- $  -- $  -- $    1 $  (4) $  (5)
                                      ======   ======  ======  ===== ===== ===== ====== ====== ======

--------

(1)Other OTTI losses recognized in earnings include impairments on fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

 Credit Loss Rollforward

   The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                 Years Ended December 31,
                                                                 ------------------------
                                                                    2013         2012
                                                                  ----------  ----------
                                                                     (In millions)
Balance at January 1,........................................... $        2   $        3
Reductions:
 Sales (maturities, pay downs or prepayments) during the period
   of securities previously impaired as credit loss OTTI........         --          (1)
                                                                  ----------  ----------
Balance at December 31,......................................... $        2   $        2
                                                                  ==========  ==========

 Related Party Investment Transactions

   The Company has an affiliated loan outstanding, which is included in other invested assets, totaling $45 million at both years ended December 31, 2013 and 2012. At December 31, 2011, the loan was outstanding with Exeter, an affiliate. During 2012, MetLife assumed this affiliated debt from Exeter. The loan is due on July 15, 2021, and bears interest, payable semi-annually, at 5.64%. Net investment income from this loan was $3 million, $3 million and $1 million for the years ended December 31, 2013, 2012 and 2011, respectively.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


   The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $3 million for each of the years ended December 31, 2013, 2012 and 2011.

6. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 7 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

 Interest Rate Derivatives

   The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps and floors.

   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value and non-qualifying hedging relationships.

   The Company purchases interest rate floors primarily to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level. In certain instances, the Company locks in the economic impact of existing purchased floors by entering into offsetting written floors. The Company utilizes interest rate floors in non-qualifying hedging relationships.

   To a lesser extent, the Company uses interest rate futures in non-qualifying hedging relationships.

 Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)

 another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and non-qualifying hedging relationships.

 Credit Derivatives

   The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, or involuntary restructuring. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in non-qualifying hedging relationships.

   The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                           December 31,
                                                                      -----------------------------------------------------------
                                                                                 2013                          2012
                                                                      ----------------------------- -----------------------------
                                                                               Estimated Fair Value          Estimated Fair Value
                                                                               --------------------          --------------------
                                                                      Notional                      Notional
                                    Primary Underlying Risk Exposure   Amount  Assets  Liabilities   Amount  Assets  Liabilities
                                    --------------------------------  -------- ------  -----------  -------- ------  -----------
                                                                                           (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
 Interest rate swaps............... Interest rate.................... $     10 $  --      $  --     $     12 $  --      $  --
Cash flow hedges:
 Foreign currency swaps............ Foreign currency exchange rate...       30     2          3           27     2          1
                                                                      -------- -----      -----     -------- -----      -----
    Total qualifying hedges......................................           40     2          3           39     2          1
                                                                      -------- -----      -----     -------- -----      -----
Derivatives Not Designated or Not Qualifying as Hedging Instruments
Interest rate swaps................ Interest rate....................      741    12         22          741     9          6
Interest rate floors............... Interest rate....................    2,040     9          4        2,040    36         17
Foreign currency swaps............. Foreign currency exchange rate...       37    --          5           23    --          1
Credit default swaps--purchased.... Credit...........................        8    --         --            9    --         --
Credit default swaps--written...... Credit...........................       20    --         --           22    --         --
                                                                      -------- -----      -----     -------- -----      -----
   Total non-designated or non-qualifying derivatives.............       2,846    21         31        2,835    45         24
                                                                      -------- -----      -----     -------- -----      -----
    Total........................................................     $  2,886 $  23      $  34     $  2,874 $  47      $  25
                                                                      ======== =====      =====     ======== =====      =====

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


  Based on notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2013 and 2012. The Company's use of derivatives includes
(i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules; (ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; and (iii) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these non-qualified derivatives, changes in market factors can lead to the recognition of fair value changes in the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                 Years Ended December 31,
                                                 ----------------------
                                                   2013      2012   2011
                                                 --------   ------ ------
                                                     (In millions)
        Derivatives and hedging gains (losses).. $   (27)   $   26 $   36
        Embedded derivatives....................    (415)      303    290
                                                 --------   ------ ------
          Total net derivative gains (losses)... $  (442)   $  329 $  326
                                                 ========   ====== ======

  The amount the Company recognized in net investment income from settlement payments related to qualifying hedges for the years ended December 31, 2013, 2012 and 2011, was not significant.

  The Company recognized $26 million, $25 million and $14 million of net derivative gains (losses) from settlement payments related to non-qualifying hedges for the years ended December 31, 2013, 2012 and 2011, respectively.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

  The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                              Net
                                                           Derivative
                                                         Gains (Losses)
                                                         --------------
                                                         (In millions)
        Year Ended December 31, 2013:
          Interest rate derivatives.....................    $  (50)
          Foreign currency exchange rate derivatives....        (4)
          Credit derivatives -- purchased...............         --
          Credit derivatives -- written.................         --
                                                            -------
           Total........................................    $  (54)
                                                            =======
        Year Ended December 31, 2012:
          Interest rate derivatives.....................    $     2
          Foreign currency exchange rate derivatives....        (1)
          Credit derivatives -- purchased...............         --
          Credit derivatives -- written.................         --
                                                            -------
           Total........................................    $     1
                                                            =======
        Year Ended December 31, 2011:
          Interest rate derivatives.....................    $    22
          Foreign currency exchange rate derivatives....         --
          Credit derivatives -- purchased...............         --
          Credit derivatives -- written.................          1
                                                            -------
           Total........................................    $    23
                                                            =======

Fair Value Hedges

  The Company designates and accounts for interest rate swaps to convert fixed rate assets to floating rate assets as fair value hedges when they have met the requirements of fair value hedging.

  The amounts recognized in net derivative gains (losses) representing the ineffective portion of all fair value hedges for each of the years ended December 31, 2013, 2012 and 2011 were not significant. Changes in the fair value of the derivatives and the hedged items recognized in net derivative gains (losses) were not significant for each of the years ended December 31, 2013, 2012 and 2011.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets as cash flow hedges when they have met the requirements of cash flow hedging.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. When such forecasted transactions are not probable of occurring within two months of the anticipated date, the Company reclassifies certain amounts from AOCI into net derivative gains (losses). For the year ended December 31, 2013 the amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges were not significant. For both the years ended 2012 and 2011, there were no amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges.

  There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for the years ended December 31, 2013, 2012 and 2011.

  At December 31, 2013 and 2012, the balance in AOCI associated with foreign currency swaps designated and qualifying as cash flow hedges was ($1) million and $1 million, respectively.

  For the years ended December 31, 2013, 2012 and 2011, there was ($2) million, ($1) million and $1 million of gains (losses) deferred in AOCI related to foreign currency swaps, respectively. For both the years ended December 31, 2013 and 2012, the amounts reclassified to net derivative gains (losses) related to foreign currency swaps were not significant. For the year ended December 31, 2011, there were no amounts reclassified to net derivative gains (losses) related to foreign currency swaps. For the years ended December 31, 2013, 2012 and 2011, there were no amounts reclassified to net investment income related to foreign currency swaps.

  For both the years ended December 31, 2013 and 2012, the amounts recognized in net derivative gains (losses) which represented the ineffective portion of all cash flow hedges were not significant. For the year ended December 31, 2011, the Company did not recognize any net derivative gains (losses) which represented the ineffective portion of all cash flow hedges.

  At December 31, 2013, ($1) million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $20 million and $22 million at December 31, 2013 and 2012, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At both December 31, 2013 and 2012, the amounts the Company would have received to terminate all of these contracts was not significant.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                December 31,
                              ---------------------------------------------------------------------------------
                                                2013                                     2012
                              ---------------------------------------- ----------------------------------------
                              Estimated      Maximum                   Estimated      Maximum
                              Fair Value Amount of Future   Weighted   Fair Value Amount of Future   Weighted
Rating Agency Designation of  of Credit   Payments under    Average    of Credit   Payments under    Average
Referenced                     Default    Credit Default    Years to    Default    Credit Default    Years to
Credit Obligations (1)          Swaps       Swaps (2)     Maturity (3)   Swaps       Swaps (2)     Maturity (3)
----------------------------  ---------- ---------------- ------------ ---------- ---------------- ------------
                                     (In millions)                            (In millions)
Aaa/Aa/A
Single name credit default
  swaps (corporate)..........  $     --      $     --          --       $     --      $      2         1.0
Baa
Credit default swaps
  referencing indices........        --            20         5.0             --            20         4.5
                               --------      --------                   --------      --------
 Total.......................  $     --      $     20         5.0       $     --      $     22         4.2
                               ========      ========                   ========      ========

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis, and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 7 for a description of the impact of credit risk on the valuation of derivatives.

  The estimated fair value of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral was as follows at:

                                                                           December 31, 2013  December 31, 2012
Derivatives Subject to a Master Netting Arrangement or a Similar           ------------------ ------------------
Arrangement                                                                Assets Liabilities Assets Liabilities
----------------------------------------------------------------           ------ ----------- ------ -----------
                                                                                       (In millions)
Gross estimated fair value of derivatives:
  OTC-bilateral (1)....................................................... $  25     $  32    $   53    $  27
  OTC-cleared (1).........................................................    --        --        --       --
  Exchange-traded.........................................................    --        --        --       --
                                                                           -----     -----    ------    -----
   Total gross estimated fair value of derivatives (1)....................    25        32        53       27
Amounts offset in the balance sheets......................................    --        --        --       --
                                                                           -----     -----    ------    -----
Estimated fair value of derivatives presented in the balance sheets (1)...    25        32        53       27
Gross amounts not offset in the balance sheets:
Gross estimated fair value of derivatives: (2)
  OTC-bilateral...........................................................   (5)       (5)      (10)     (10)
  OTC-cleared.............................................................    --        --        --       --
  Exchange-traded.........................................................    --        --        --       --
Cash collateral: (3)
  OTC-bilateral...........................................................  (17)        --      (42)       --
  OTC-cleared.............................................................    --        --        --       --
  Exchange-traded.........................................................    --        --        --       --
Securities collateral: (4)
  OTC-bilateral...........................................................   (2)      (26)       (1)     (16)
  OTC-cleared.............................................................    --        --        --       --
  Exchange-traded.........................................................    --        --        --       --
                                                                           -----     -----    ------    -----
Net amount after application of master netting agreements and collateral.. $   1     $   1    $   --    $   1
                                                                           =====     =====    ======    =====

--------

(1)At December 31, 2013 and 2012, derivative assets include income or expense accruals reported in accrued investment income or in other liabilities of $2 million and $6 million, respectively, and derivative liabilities include income or expense accruals reported in accrued investment income or in other liabilities of ($2) million and $2 million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


(3)Cash collateral received is included in cash and cash equivalents, short-term investments, or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the balance sheets. The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables in the balance sheets. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At both December 31, 2013 and 2012, the Company had not received or paid any excess cash collateral.

(4)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheets. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2013 none of the collateral had been sold or repledged. Securities collateral pledged by the Company is reported in fixed maturity securities in the balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At both December 31, 2013 and 2012, the Company received excess securities collateral with an estimated fair value of $1 million for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At both December 31, 2013 and 2012, the Company had provided no excess securities collateral for its OTC-bilateral derivatives, and had provided $1 million and $0, respectively, for its OTC- cleared derivatives, which are not included in the table above due to the foregoing limitation. At both December 31, 2013 and 2012, the Company did not pledge any securities collateral for its exchange-traded derivatives.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of the Company and/or the credit ratings of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's financial strength rating at the reporting date or if the Company's financial strength rating sustained a downgrade to a level that

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)

triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                    Estimated Fair Value of    Fair Value of Incremental Collateral
                                     Collateral Provided:                 Provided Upon:
                                    ----------------------- -------------------------------------------
                                                                                   Downgrade in the
                                                                                 Company's Financial
                                                                                   Strength Rating
                                                                               to a Level that Triggers
                       Estimated                                One Notch           Full Overnight
                     Fair Value of                             Downgrade in      Collateralization or
                     Derivatives in                           the Company's          Termination
                     Net Liability      Fixed Maturity      Financial Strength    of the Derivative
                      Position (1)        Securities              Rating               Position
                     -------------- ----------------------- ------------------ ------------------------
                                                       (In millions)
December 31, 2013...    $    27             $    26              $    --                $    1
December 31, 2012...    $    17             $    16              $    --                $    2

--------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; and affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs.

  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                   December 31,
                                                                  ---------------
                                        Balance Sheet Location      2013    2012
                                       -------------------------- -------- ------
                                                                   (In millions)
Net embedded derivatives within asset
  host contracts:
  Ceded guaranteed minimum benefits... Premiums, reinsurance and
                                       other receivables......... $    376 $  959
Net embedded derivatives within
  liability host contracts:
  Direct guaranteed minimum benefits.. PABs...................... $  (131) $   56

  The following table presents changes in estimated fair value related to embedded derivatives:

                                                 Years Ended December 31,
                                                 ----------------------
                                                   2013      2012   2011
                                                 --------   ------ ------
                                                     (In millions)
        Net derivative gains (losses) (1), (2).. $  (415)   $  303 $  290

--------

(1)The valuation of direct guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were ($6) million, ($26) million and $29 million for the years ended December 31, 2013, 2012 and 2011, respectively. In addition,

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)

   the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $42 million, $28 million and ($62) million for the years ended December 31, 2013, 2012 and 2011, respectively.

(2)See Note 4 for discussion of affiliated net derivative gains (losses) included in the table above.

7. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                Level 1  Unadjusted quoted prices in active
                         markets for identical assets or
                         liabilities. The Company defines
                         active markets based on average
                         trading volume for equity securities.
                         The size of the bid/ask spread is
                         used as an indicator of market
                         activity for fixed maturity
                         securities.

                Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                Level 3  Unobservable inputs that are
                         supported by little or no market
                         activity and are significant to the
                         determination of estimated fair value
                         of the assets or liabilities.
                         Unobservable inputs reflect the
                         reporting entity's own assumptions
                         about the assumptions that market
                         participants would use in pricing the
                         asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented below.

                                                                           December 31, 2013
                                                               -----------------------------------------
                                                                 Fair Value Hierarchy
                                                               -------------------------


                                                                                         Total Estimated
                                                               Level 1  Level 2  Level 3   Fair Value
                                                               ------- --------- ------- ---------------
                                                                             (In millions)
Assets
Fixed maturity securities:
 U.S. corporate............................................... $   --  $     859 $   13     $     872
 U.S. Treasury and agency.....................................    408         49     --           457
 RMBS.........................................................     --        285     27           312
 CMBS.........................................................     --        297     --           297
 Foreign corporate............................................     --        185     44           229
 ABS..........................................................     --         46      7            53
 State and political subdivision..............................     --         19     --            19
 Foreign government...........................................     --         11     --            11
                                                               ------  --------- ------     ---------
   Total fixed maturity securities............................    408      1,751     91         2,250
                                                               ------  --------- ------     ---------
Equity securities:
 Common stock.................................................     --         26     --            26
 Non-redeemable preferred stock...............................     --         --     19            19
                                                               ------  --------- ------     ---------
   Total equity securities....................................     --         26     19            45
                                                               ------  --------- ------     ---------
Short-term investments........................................     14         61     --            75
 Derivative assets: (1)
   Interest rate..............................................     --         21     --            21
   Foreign currency exchange rate.............................     --          2     --             2
                                                               ------  --------- ------     ---------
    Total derivative assets...................................     --         23     --            23
                                                               ------  --------- ------     ---------
Net embedded derivatives within asset host contracts (2)......     --         --    376           376
Separate account assets (3)...................................     --     12,033     --        12,033
                                                               ------  --------- ------     ---------
    Total assets.............................................. $  422  $  13,894 $  486     $  14,802
                                                               ======  ========= ======     =========
Liabilities
Derivative liabilities: (1)
 Interest rate................................................ $   --  $      26 $   --     $      26
 Foreign currency exchange rate...............................     --          8     --             8
                                                               ------  --------- ------     ---------
   Total derivative liabilities...............................     --         34     --            34
                                                               ------  --------- ------     ---------
Net embedded derivatives within liability host contracts (2)..     --         --  (131)         (131)
                                                               ------  --------- ------     ---------
   Total liabilities.......................................... $   --  $      34 $(131)     $    (97)
                                                               ======  ========= ======     =========

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


                                                                              December 31, 2012
                                                               -----------------------------------------------
                                                                    Fair Value Hierarchy
                                                               -------------------------------
                                                                                               Total Estimated
                                                               Level 1    Level 2    Level 3     Fair Value
                                                               -------- ----------- ---------- ---------------
                                                                                (In millions)
Assets
Fixed maturity securities:
 U.S. corporate............................................... $     -- $       944 $       55   $       999
 U.S. Treasury and agency.....................................      382          15         --           397
 RMBS.........................................................       --         283         14           297
 CMBS.........................................................       --         305         14           319
 Foreign corporate............................................       --         180         42           222
 ABS..........................................................       --          54         --            54
 State and political subdivision..............................       --          20         --            20
 Foreign government...........................................       --          12         --            12
                                                               -------- ----------- ----------   -----------
   Total fixed maturity securities............................      382       1,813        125         2,320
                                                               -------- ----------- ----------   -----------
Equity securities:
 Common stock.................................................       --          28         --            28
 Non-redeemable preferred stock...............................       --          --         17            17
                                                               -------- ----------- ----------   -----------
   Total equity securities....................................       --          28         17            45
                                                               -------- ----------- ----------   -----------
Short-term investments........................................      116          23         --           139
 Derivative assets: (1)
   Interest rate..............................................       --          45         --            45
   Foreign currency exchange rate.............................       --           2         --             2
                                                               -------- ----------- ----------   -----------
    Total derivative assets...................................       --          47         --            47
                                                               -------- ----------- ----------   -----------
Net embedded derivatives within asset host contracts (2)......       --          --        959           959
Separate account assets (3)...................................       --      11,072         --        11,072
                                                               -------- ----------- ----------   -----------
    Total assets.............................................. $    498 $    12,983 $    1,101   $    14,582
                                                               ======== =========== ==========   ===========
Liabilities
Derivative liabilities: (1)
 Interest rate................................................ $     -- $        23 $       --   $        23
 Foreign currency exchange rate...............................       --           2         --             2
                                                               -------- ----------- ----------   -----------
    Total derivative liabilities..............................       --          25         --            25
                                                               -------- ----------- ----------   -----------
Net embedded derivatives within liability host contracts (2)..       --          --         56            56
                                                               -------- ----------- ----------   -----------
    Total liabilities......................................... $     -- $        25 $       56   $        81
                                                               ======== =========== ==========   ===========

--------

(1)Derivative assets are presented within other invested assets in the balance sheets and derivative liabilities are presented within other liabilities in the balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(2)Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables in the balance sheets. Net embedded derivatives within liability host contracts are presented within PABs in the balance sheets.

(3)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of MetLife, Inc.'s Board of Directors regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 2% of the total estimated fair value of Level 3 fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)

  not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities and Short-term Investments

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

  Level 2 Valuation Techniques and Key Inputs:

    This level includes securities priced principally by independent pricing services using observable inputs. Short-term investments within this level are of a similar nature and class to the Level 2 fixed maturity securities and equity securities.

   U.S. corporate and foreign corporate securities

     These securities are principally valued using the market and income approaches. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Privately-placed securities are valued using matrix pricing methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer, and in certain cases, delta spread adjustments to reflect specific credit-related issues.

   U.S. Treasury and agency securities

     These securities are principally valued using the market approach. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as a benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


   Structured securities comprised of RMBS, CMBS and ABS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using standard market inputs, including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information, including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

   State and political subdivision and foreign government securities

     These securities are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques using standard market observable inputs, including a benchmark U.S. Treasury yield or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

   Common stock

     These securities are principally valued using the market approach. Valuations are based principally on observable inputs, including quoted prices in markets that are not considered active.

  Level 3 Valuation Techniques and Key Inputs:

    In general, securities classified within Level 3 use many of the same valuation techniques and inputs as described previously for Level 2. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates, generally causing these investments to be classified in Level 3.

   U.S. corporate and foreign corporate securities

     These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including illiquidity premium, delta spread adjustments to reflect specific credit-related issues, credit spreads; and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on independent non-binding broker quotations.

   Structured securities comprised of RMBS, CMBS and ABS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques that utilize

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)

   inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, including credit spreads. Below investment grade securities and sub-prime RMBS included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain of these valuations are based on independent non-binding broker quotations.

   Non-redeemable preferred stock

     These securities, including financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using inputs such as comparable credit rating and issuance structure. Certain of these securities are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 and independent non-binding broker quotations.

  Separate Account Assets

    Separate account assets are carried at estimated fair value and reported as a summarized total on the balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Separate account assets within the Company's separate accounts consist of mutual funds.

  Level 2 Valuation Techniques and Key Inputs:

    These assets are comprised of certain mutual funds without readily determinable fair values, as prices are not published publicly. Valuation of the mutual funds is based upon quoted prices or reported NAV provided by the fund managers.

 Derivatives

   The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

   The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant inputs that are unobservable generally include references to emerging market currencies and inputs that are outside the observable portion of

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)

 the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

   Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

 Freestanding Derivatives

  Level 2 Valuation Techniques and Key Inputs:

    This level includes all types of derivatives utilized by the Company with the exception of exchange traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3. These derivatives are principally valued using the income approach.

   Interest rate

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and basis curves.

     Option-based. Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, basis curves and interest rate volatility.

   Foreign currency exchange rate

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, basis curves, currency spot rates and cross currency basis curves.

 Embedded Derivatives

   Embedded derivatives principally include certain direct variable annuity guarantees and certain affiliated ceded reinsurance agreements related to such variable annuity guarantees. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs in the balance sheets.

   The fair value of these embedded derivatives, estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk free rates.

   Capital market assumptions, such as risk free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables in the balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


  Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   Reinsurance ceded on certain guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct Guaranteed Minimum Benefits" and also include counterparty credit spreads.

 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    There were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at December 31, 2013 and 2012.

  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or credit spreads.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


    Transfers out of Level 3 for fixed maturity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs (such as observable spreads used in pricing securities) or increases in market activity and upgraded credit ratings.

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                             December 31, 2013
                       --------------------- --------------------------  --------------------------
                            Valuation              Significant                             Weighted
                            Techniques          Unobservable Inputs          Range        Average (1)
                       --------------------- --------------------------  -------------    -----------
Fixed maturity securities: (3)
 U.S. corporate and    Matrix pricing        Delta spread
  foreign corporate...                         adjustments (4)            (10)  -     30        6
                                             Illiquidity premium (4)        30  -     30       30
                                             Credit spreads (4)
                       Consensus pricing     Offered quotes (5)
                       -------------------------------------------------------------------------------
RMBS                   Matrix pricing and    Credit spreads (4)
                         discounted cash
                         flow                                               97  -    574      411
                       Market pricing        Quoted prices (5)             100  -    100      100
                       -------------------------------------------------------------------------------
CMBS                   Market pricing        Quoted prices (5)
                       -------------------------------------------------------------------------------
ABS                    Market pricing        Quoted prices (5)              99  -     99       99
                       Consensus pricing     Offered quotes (5)             99  -     99       99
                       -------------------------------------------------------------------------------
Embedded derivatives:
 Direct and ceded      Option pricing        Mortality rates:
  guaranteed             techniques
  minimum
  benefits............
                                                 Ages 0 - 40                 0% -   0.10%
                                                 Ages 41 - 60             0.04% -   0.65%
                                                 Ages 61 - 115            0.26% -    100%
                                             Lapse rates:
                                                 Durations 1 - 10         0.50% -    100%
                                                 Durations 11 -20            3% -    100%
                                                 Durations 21 -116           3% -    100%
                                             Utilization rates              20% -     50%
                                             Withdrawal rates             0.07% -     10%
                                             Long-term equity
                                               volatilities              17.40% -     25%
                                             Nonperformance risk
                                               spread                     0.03% -   0.44%
                       -------------------------------------------------------------------------------

                                                                             December 31, 2012           Impact of
                       --------------------- --------------------------  --------------------------   Increase in Input
                            Valuation              Significant                             Weighted     on Estimated
                            Techniques          Unobservable Inputs          Range        Average (1)  Fair Value (2)
                       --------------------- --------------------------  -------------    ----------- -----------------
Fixed maturity securities: (3)
 U.S. corporate and    Matrix pricing        Delta spread
  foreign corporate...                         adjustments (4)              50  -    100       57        Decrease
                                             Illiquidity premium (4)        30  -     30       30        Decrease
                                             Credit spreads (4)             23  -    421      129        Decrease
                       Consensus pricing     Offered quotes (5)            100  -    102      101        Increase
                       -------------------------------------------------------------------------------------------------
RMBS                   Matrix pricing and    Credit spreads (4)
                         discounted cash
                         flow                                              161  -    657      541      Decrease (6)
                       Market pricing        Quoted prices (5)                                         Increase (6)
                       -------------------------------------------------------------------------------------------------
CMBS                   Market pricing        Quoted prices (5)             100  -    100      100      Increase (6)
                       -------------------------------------------------------------------------------------------------
ABS                    Market pricing        Quoted prices (5)                                         Increase (6)
                       Consensus pricing     Offered quotes (5)                                        Increase (6)
                       -------------------------------------------------------------------------------------------------
Embedded derivatives:
 Direct and ceded      Option pricing        Mortality rates:
  guaranteed             techniques
  minimum
  benefits............
                                                 Ages 0 - 40                 0% -   0.10%              Decrease (7)
                                                 Ages 41 - 60             0.05% -   0.64%              Decrease (7)
                                                 Ages 61 - 115            0.32% -    100%              Decrease (7)
                                             Lapse rates:
                                                 Durations 1 - 10         0.50% -    100%              Decrease (8)
                                                 Durations 11 -20            3% -    100%              Decrease (8)
                                                 Durations 21 -116           3% -    100%              Decrease (8)
                                             Utilization rates              20% -     50%              Increase (9)
                                             Withdrawal rates             0.07% -     10%                      (10)
                                             Long-term equity
                                               volatilities              17.40% -     25%              Increase (11)
                                             Nonperformance risk
                                               spread                     0.10% -   0.67%              Decrease (12)
                       -------------------------------------------------------------------------------------------------

--------

(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(8)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(9)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(10)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(11)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(12)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3 use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table.

  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         -----------------------------------------------------------------------------------
                                              Fixed Maturity Securities:       Equity Securities:
                                         ------------------------------------- -----------------
                                                                                          Non-
                                                                                       redeemable                   Net
                                           U.S.                 Foreign        Common  Preferred  Short-term     Embedded
                                         Corporate RMBS  CMBS  Corporate  ABS  Stock     Stock    Investments Derivatives (6)
                                         --------- ----- ----- --------- ----- ------  ---------- ----------- ---------------
                                                                            (In millions)
Year Ended December 31, 2013:
Balance at January 1,...................   $  55   $  14 $  14   $  42   $  -- $  --     $  17       $  --        $  903
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)............
  Net investment income.................      --      --    --      --      --    --        --          --            --
  Net investment gains (losses).........      --      --    --      --      --    --        --          --            --
  Net derivative gains (losses).........      --      --    --      --      --    --        --          --         (415)
 OCI....................................      --      --    --       2      --    --         2          --            --
Purchases (3)...........................       4      13    --      10       7    --        --          --            --
Sales (3)...............................    (10)      --    --     (9)      --    --        --          --            --
Issuances (3)...........................      --      --    --      --      --    --        --          --            --
Settlements (3).........................      --      --    --      --      --    --        --          --            19
Transfers into Level 3 (4)..............      --      --    --      --      --    --        --          --            --
Transfers out of Level 3 (4)............    (36)      --  (14)     (1)      --    --        --          --            --
                                           -----   ----- -----   -----   ----- -----     -----       -----        ------
Balance at December 31,.................   $  13   $  27 $  --   $  44   $   7 $  --     $  19       $  --        $  507
                                           =====   ===== =====   =====   ===== =====     =====       =====        ======
Changes in unrealized gains (losses)
 included in net income (loss): (5)
 Net investment income..................   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $   --
 Net investment gains (losses)..........   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $   --
 Net derivative gains (losses)..........   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $(402)

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         -----------------------------------------------------------------------------------
                                              Fixed Maturity Securities:       Equity Securities:
                                         ------------------------------------- -----------------
                                                                                          Non-
                                                                                       redeemable                   Net
                                           U.S.                 Foreign        Common  Preferred  Short-term     Embedded
                                         Corporate RMBS  CMBS  Corporate  ABS  Stock     Stock    Investments Derivatives (6)
                                         --------- ----- ----- --------- ----- ------  ---------- ----------- ---------------
                                                                            (In millions)
Year Ended December 31, 2012:
Balance at January 1,...................   $  16   $  11 $  --   $   6   $   6 $  19     $  15       $  --        $  580
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)............
  Net investment income.................      --      --    --      --      --    --        --          --            --
  Net investment gains (losses).........      --      --    --      --      --    --        --          --            --
  Net derivative gains (losses).........      --      --    --      --      --    --        --          --           303
 OCI....................................       2       3    --      --      --    --         2          --            --
Purchases (3)...........................      31      --    14      36      --    --        --          --            --
Sales (3)...............................     (2)      --    --      --     (6)    --        --          --            --
Issuances (3)...........................      --      --    --      --      --    --        --          --            --
Settlements (3).........................      --      --    --      --      --    --        --          --            20
Transfers into Level 3 (4)..............      11      --    --      --      --    --        --          --            --
Transfers out of Level 3 (4)............     (3)      --    --      --      --  (19)        --          --            --
                                           -----   ----- -----   -----   ----- -----     -----       -----        ------
Balance at December 31,.................   $  55   $  14 $  14   $  42   $  -- $  --     $  17       $  --        $  903
                                           =====   ===== =====   =====   ===== =====     =====       =====        ======
Changes in unrealized gains (losses)
 included in net income (loss): (5)
 Net investment income..................   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $   --
 Net investment gains (losses)..........   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $   --
 Net derivative gains (losses)..........   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $  309

                                             Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                       -----------------------------------------------------------------------------------
                                            Fixed Maturity Securities:       Equity Securities:
                                       ------------------------------------- -----------------
                                                                                        Non-
                                                                                     redeemable                   Net
                                         U.S.                 Foreign        Common  Preferred  Short-term     Embedded
                                       Corporate RMBS  CMBS  Corporate  ABS  Stock     Stock    Investments Derivatives (6)
                                       --------- ----- ----- --------- ----- ------  ---------- ----------- ---------------
                                                                          (In millions)
Year Ended December 31, 2011:
Balance at January 1,.................   $  22   $  11 $  --   $  25   $  19 $  10     $  15       $   9        $  269
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)..........
  Net investment income...............      --      --    --      --      --    --        --          --            --
  Net investment gains (losses).......      --      --    --     (3)      --    --        --          --            --
  Net derivative gains (losses).......      --      --    --      --      --    --        --          --           290
 OCI..................................       1      --    --       2       1    --        --          --            --
Purchases (3).........................       2      --    --       6       5     9        --          --            --
Sales (3).............................     (2)      --    --    (17)     (9)    --        --         (9)            --
Issuances (3).........................      --      --    --      --      --    --        --          --            --
Settlements (3).......................      --      --    --      --      --    --        --          --            21
Transfers into Level 3 (4)............      --      --    --      --      --    --        --          --            --
Transfers out of Level 3 (4)..........     (7)      --    --     (7)    (10)    --        --          --            --
                                         -----   ----- -----   -----   ----- -----     -----       -----        ------
Balance at December 31,...............   $  16   $  11 $  --   $   6   $   6 $  19     $  15       $  --        $  580
                                         =====   ===== =====   =====   ===== =====     =====       =====        ======
Changes in unrealized gains (losses)
 included in net income (loss): (5)
 Net investment income................   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $   --
 Net investment gains (losses)........   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $   --
 Net derivative gains (losses)........   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $  293

--------

(1)Amortization of premium/discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.

(6)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income and payables for collateral under securities loaned and other transactions. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                       December 31, 2013
                                 -------------------------------------------------------------
                                                  Fair Value Hierarchy
                                    -      -----------------------------------
                                 Carrying                                      Total Estimated
                                  Value        Level 1     Level 2     Level 3   Fair Value
                                 --------- ----------- ----------- ----------- ---------------
                                                         (In millions)
Assets
Mortgage loans.................. $     286  $     --     $    --    $     303     $    303
Policy loans.................... $      27  $     --     $     3    $      39     $     42
Other limited partnership
 interests...................... $       1  $     --     $    --    $       1     $      1
Other invested assets........... $      45  $     --     $    50    $      --     $     50
Premiums, reinsurance and other
 receivables.................... $   1,258  $     --     $    --    $   1,359     $  1,359
Other assets.................... $       5  $     --     $     5    $      --     $      5
Liabilities
PABs............................ $   2,293  $     --     $    --    $   2,501     $  2,501
Other liabilities............... $       1  $     --     $     1    $      --     $      1

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)

                                                       December 31, 2012
                                 -------------------------------------------------------------
                                                  Fair Value Hierarchy
                                           -----------------------------------
                                 Carrying                                      Total Estimated
                                  Value        Level 1     Level 2     Level 3   Fair Value
                                 --------- ----------- ----------- ----------- ---------------
                                                         (In millions)
Assets
Mortgage loans.................. $     284  $     --     $    --    $     307     $     307
Policy loans.................... $      27  $     --     $     2    $      46     $      48
Other limited partnership
 interests...................... $       1  $     --     $    --    $       2     $       2
Other invested assets........... $      45  $     --     $    57    $      --     $      57
Premiums, reinsurance and other
 receivables.................... $   1,364  $     --     $    --    $   1,527     $   1,527
Other assets.................... $       6  $     --     $     6    $      --     $       6
Liabilities
PABs............................ $   2,431  $     --     $    --    $   2,788     $   2,788
Other liabilities............... $       3  $     --     $     3    $      --     $       3

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 Mortgage Loans

   For mortgage loans, estimated fair value is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

 Policy Loans

   Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Other Limited Partnership Interests

   The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


 Other Invested Assets

   These other invested assets are principally comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

 Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements.

   Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

 Other Assets

   Other assets are comprised of a receivable for the reimbursable portion of the estimated future guaranty liability that pertains to pre-acquisition business. With the exception of the receivable, other assets are not considered financial instruments subject to disclosure. Accordingly, the amount represents the receivable from an unaffiliated institution for which the estimated fair value was determined by discounting the expected future cash flows using a discount rate that reflects the credit standing of the unaffiliated institution.

 PABs

   These PABs include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

   The investment contracts primarily include fixed deferred annuities and fixed term payout annuities. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Other Liabilities

   Other liabilities consist of derivative payables and amounts due for securities purchased but not yet settled. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

8. Equity


Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("Company Action RBC"). The RBC ratio for the Company was in excess of 1,400% for all periods presented.

  The Company prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of its state of domicile. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of the Company.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  Statutory net income (loss) of the Company, a Missouri domiciled insurer, was $111 million, $132 million and $94 million for the years ended December 31, 2013, 2012 and 2011, respectively. Statutory capital and surplus was $666 million and $704 million at December 31, 2013 and 2012, respectively. All such amounts are derived from the statutory-basis financial statements as filed with the Missouri State Department of Insurance.

Dividend Restrictions

  Under Missouri State Insurance Law, MLIIC is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its statutory net gain from operations for the immediately preceding calendar year (excluding net realized capital gains). MLIIC will be permitted to pay a dividend to MetLife in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Missouri Director of Insurance (the "Missouri Director") and the Missouri Director either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined by the Company as "unassigned funds (surplus)") as of the last filed annual statutory statement requires insurance regulatory approval. Under Missouri State Insurance Law, the Missouri Director has broad discretion in determining

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

8. Equity (continued)

whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2013 and 2012, MLIIC paid a dividend to MetLife of $129 million and $18 million, respectively. During the year ended December 31, 2011, MLIIC did not pay a dividend to MetLife. Based on amounts at December 31, 2013, MLIIC could pay a stockholder dividend in 2014 of $99 million without prior regulatory approval of the Missouri Director.

Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI, net of income tax, was as follows:

                                                        Unrealized
                                                     Investment Gains     Unrealized
                                                     (Losses), Net of   Gains (Losses)
                                                    Related Offsets (1) on Derivatives  Total
                                                    ------------------- -------------- -------
                                                                  (In millions)
Balance at December 31, 2010.......................       $    19          $     1     $    20
OCI before reclassifications.......................            19               --          19
Income tax expense (benefit).......................           (7)               --         (7)
                                                          -------          -------     -------
 OCI before reclassifications, net of income tax...            31                1          32
Amounts reclassified from AOCI.....................             4               --           4
Income tax expense (benefit).......................           (1)               --         (1)
                                                          -------          -------     -------
 Amounts reclassified from AOCI, net of income tax.             3               --           3
                                                          -------          -------     -------
Balance at December 31, 2011.......................            34                1          35
OCI before reclassifications.......................            61              (1)          60
Income tax expense (benefit).......................          (21)               --        (21)
                                                          -------          -------     -------
 OCI before reclassifications, net of income tax...            74               --          74
Amounts reclassified from AOCI.....................             3               --           3
Income tax expense (benefit).......................           (1)               --         (1)
                                                          -------          -------     -------
 Amounts reclassified from AOCI, net of income tax.             2               --           2
                                                          -------          -------     -------
Balance at December 31, 2012.......................            76               --          76
OCI before reclassifications.......................          (78)              (2)        (80)
Income tax expense (benefit).......................            27                1          28
                                                          -------          -------     -------
 OCI before reclassifications, net of income tax...            25              (1)          24
Amounts reclassified from AOCI.....................           (2)               --         (2)
Income tax expense (benefit).......................             1               --           1
                                                          -------          -------     -------
 Amounts reclassified from AOCI, net of income tax.           (1)               --         (1)
                                                          -------          -------     -------
Balance at December 31, 2013.......................       $    24          $   (1)     $    23
                                                          =======          =======     =======

--------
(1)See Note 5 for information on offsets to investments related to insurance liabilities and DAC and VOBA.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

8. Equity (continued)


  Information regarding amounts reclassified out of each component of AOCI, was as follows:

                                                                                          Statement of Operations and
AOCI Components                                        Amounts Reclassified from AOCI Comprehensive Income (Loss) Location
----------------------------------------------------   ------------------------------ ------------------------------------
                                                        Years Ended December 31,
                                                       ------------------------------
                                                         2013       2012      2011
                                                        --------  --------  --------
                                                             (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment gains (losses)............ $      1   $    (5)  $    (5)  Other net investment gains (losses)
  Net unrealized investment gains (losses)............        1          2         1  Net investment income
                                                        --------  --------  --------
   Net unrealized investment gains (losses), before
    income tax........................................        2        (3)       (4)
   Income tax (expense) benefit.......................      (1)          1         1
                                                        --------  --------  --------
   Net unrealized investment gains (losses), net of
    income tax........................................ $      1   $    (2)  $    (3)
                                                        ========  ========  ========
Total reclassifications, net of income tax............ $      1   $    (2)  $    (3)
                                                        ========  ========  ========

9. Other Expenses

  Information on other expenses was as follows:

                                                Years Ended December 31,
                                                ------------------------
                                                 2013     2012    2011
                                                -----    -----   -----
                                                  (In millions)
              Compensation..................... $   5    $   9   $  10
              Commissions......................    50       57      68
              Volume-related costs.............    --        3       7
              Capitalization of DAC............   (6)     (19)    (34)
              Amortization of DAC and VOBA.....  (89)      148     172
              Premium taxes, licenses and fees.     3        1       6
              Other............................    26       30      30
                                                 -----    -----   -----
                Total other expenses........... $(11)    $ 229   $ 259
                                                 =====    =====   =====

Capitalization and Amortization of DAC and VOBA

  See Note 3 for additional information on DAC and VOBA including impacts of capitalization and amortization.

Affiliated Expenses

  See Note 12 for discussion of affiliated expenses included in the table above.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

10. Income Tax


   The provision for income tax was as follows:

                                                      Years Ended December 31,
                                                      ------------------------
                                                        2013     2012    2011
                                                       -------  -----   -----
                                                         (In millions)
       Current:
        Federal...................................... $    38   $   8   $  24
       Deferred:
        Federal......................................   (105)      86      66
                                                       -------   -----  -----
          Provision for income tax expense (benefit). $  (67)   $  94   $  90
                                                       =======   =====  =====

   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                    Years Ended December 31,
                                                    ------------------------
                                                      2013     2012    2011
                                                     -------  -----   -----
                                                       (In millions)
        Tax provision at U.S. statutory rate....... $  (55)   $ 103   $ 107
        Tax effect of:
         Dividend received deduction...............    (12)    (11)    (13)
         Prior year tax............................     (2)       3     (2)
         Tax credits...............................     (1)     (1)     (2)
         Other, net................................       3      --      --
                                                     -------   -----  -----
        Provision for income tax expense (benefit). $  (67)   $  94   $  90
                                                     =======   =====  =====

   Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                          December 31,
                                                        -----------------
                                                          2013     2012
                                                        -------- --------
                                                          (In millions)
      Deferred income tax assets:
       Investments, including derivatives.............. $      9 $     --
       Tax credit carryforwards........................        5       --
       Other, net......................................        2
                                                        -------- --------
         Total deferred income tax assets..............       16       --
      Deferred income tax liabilities:
       Policyholder liabilities and receivables........      110      234
       DAC and VOBA....................................       86       33
       Net unrealized investment gains.................       11       40
       Investments, including derivatives..............       --       18
       Other...........................................        1        1
                                                        -------- --------
         Total deferred income tax liabilities.........      208      326
                                                        -------- --------
           Net deferred income tax asset (liability)... $  (192) $  (326)
                                                        ======== ========

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

10. Income Tax (continued)


   Tax credit carryforwards of $5 million at December 31, 2013 will expire beginning in 2021.

   The Company participates in a tax sharing agreement with MetLife, as described in Note 1. Pursuant to this tax sharing agreement, the amounts due from affiliates include $18 million and $8 million at December 31, 2013 and 2012, respectively. The amounts due to affiliates include $8 million at December 31, 2011.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. The Company is no longer subject to U.S. federal, state or local income tax examinations in major taxing jurisdictions for years prior to 2006. The IRS audit cycle for the year 2006, which began in April 2010, is expected to conclude in 2014.

   It is not expected that there will be a material change in the Company's liability for unrecognized tax benefits in the next 12 months.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                  Year Ended
                                                                               December 31, 2013
                                                                               -----------------
                                                                                 (In millions)
Balance at January 1,.........................................................     $     --
Additions for tax positions of prior years....................................            3
                                                                                   --------
Balance at December 31,.......................................................     $      3
                                                                                   ========
Unrecognized tax benefits that, if recognized would impact the effective rate.     $      3
                                                                                   ========

   There were no unrecognized tax benefits at December 31, 2012 and 2011.

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

   Interest was as follows:

                                                                 Year Ended
                                                              December 31, 2013
                                                              -----------------
                                                                (In millions)
Interest recognized in the statements of operations..........     $      1

                                                              December 31, 2013
                                                              -----------------
                                                                (In millions)
Interest included in other liabilities in the balance sheets.     $      1

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

10. Income Tax (continued)


   There was no interest recognized in the statements of operations for the years ended December 31, 2012 and 2011. There was no interest included in other liabilities in the balance sheets at December 31, 2012.

   The Company had no penalties for the years ended December 31, 2013, 2012 and 2011.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2013 and 2012, the Company recognized an income tax benefit of $14 million and $8 million, respectively, related to the separate account DRD. The 2013 benefit included a benefit of $2 million related to a true-up of the 2012 tax return. The 2012 benefit included an expense of $3 million related to a true-up of the 2011 tax return.

11. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

  Unclaimed Property Inquiries

    In April 2012, MetLife, for itself and on behalf of entities including the Company, reached agreements with representatives of the U.S. jurisdictions that were conducting audits of MetLife and certain of its affiliates for compliance with unclaimed property laws, and with state insurance regulators directly involved in a multistate targeted market conduct examination relating to claim-payment practices and compliance with unclaimed property laws. At least one other jurisdiction is pursuing a market conduct examination. It is possible that other jurisdictions may pursue similar examinations or audits and that such actions may result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and/or further changes to the Company's procedures. The Company is not currently able to estimate these additional possible costs.

  Sales Practices Claims

    Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in these matters. The Company believes adequate provision has been made in its financial statements for all probable and reasonably estimable losses for sales practices matters.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

11. Contingencies, Commitments and Guarantees (continued)


  Summary

    Various litigation, claims and assessments against the Company, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor, and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

    It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's net income or cash flows in particular annual periods.

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments were as follows:

                                                              December 31,
                                                             ---------------
                                                              2013    2012
                                                             ------- -------
                                                              (In millions)
    Other Assets:
     Premium tax offset for future undiscounted assessments. $     1 $     1
     Receivable for reimbursement of paid assessments (1)...       5       6
                                                             ------- -------
                                                             $     6 $     7
                                                             ======= =======
    Other Liabilities:
     Insolvency assessments................................. $     6 $     8
                                                             ======= =======

--------

(1)The Company holds a receivable from the seller of a prior acquisition in accordance with the purchase agreement.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

11. Contingencies, Commitments and Guarantees (continued)


Commitments

 Commitments to Fund Partnership Investments

   The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $7 million and $9 million at December 31, 2013 and 2012, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

 Mortgage Loan Commitments

   The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $6 million and $1 million at December 31, 2013 and 2012, respectively.

 Commitments to Fund Private Corporate Bond Investments

   The Company commits to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $14 million and $13 million at December 31, 2013 and 2012, respectively.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

  The Company had no liability for indemnities, guarantees and commitments at both December 31, 2013 and 2012.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

12. Related Party Transactions


Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses incurred with affiliates related to these agreements, recorded in other expenses, were $78 million, $53 million and $76 million for the years ended December 31, 2013, 2012 and 2011, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $38 million, $34 million and $32 million for the years ended December 31, 2013, 2012 and 2011, respectively. Revenues received from affiliates related to these agreements, recorded in fees on ceded reinsurance and other, were $25 million, $24 million and $26 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company had net receivables from affiliates, related to the items discussed above, of $4 million and $2 million at December 31, 2013 and 2012, respectively.

  See Notes 4 and 5 for additional information on related party transactions.

13. Subsequent Event

  The Company has evaluated events subsequent to December 31, 2013, through March 31, 2014, which is the date these financial statements were available to be issued, and has determined there are no material subsequent events requiring adjustment to or disclosure in the financial statements.

                   MetLife Insurance Company of Connecticut
          Unaudited Pro Forma Condensed Combined Financial Statements

In the second quarter of 2013, MetLife, Inc. announced its plans to merge three U.S.-based life insurance companies and an offshore reinsurance subsidiary to create one larger U.S.-based and U.S.-regulated life insurance company (the "Mergers"). The companies to be merged are MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company ("MLI-USA"), a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, and MetLife Investors Insurance Company ("MLIIC"), each a U.S. insurance company that issues variable annuity products in addition to other products, and Exeter Reassurance Company, Ltd. ("Exeter"), a reinsurance company that mainly reinsures guarantees associated with variable annuity products. MetLife Insurance Company of Connecticut, which is expected to be renamed and domiciled in Delaware, will be the surviving company. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. Effective January 1, 2014, following receipt of New York State Department of Financial Services approval, MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York. Also, effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with an affiliate all existing New York insurance policies and annuity contracts that include a separate account feature. Following the Mergers and subject to certain regulatory approvals, MetLife Insurance Company of Connecticut will likely enter into transactions to transfer to one or more affiliates certain business that is currently reinsured by Exeter. The Mergers are expected to occur in the fourth quarter of 2014, subject to regulatory approvals.

The unaudited pro forma condensed combined financial statements and accompanying notes present the impact of the Mergers as a transaction among entities under common control which is more fully described in the notes to the unaudited pro forma condensed combined financial statements. Transactions among entities under common control are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

The unaudited pro forma condensed combined financial statements include historical audited amounts as of December 31, 2013 and for the years ended December 31, 2013, 2012 and 2011, for MetLife Insurance Company of Connecticut and its subsidiaries, including MLI-USA (collectively "MICC"), MLIIC and Exeter. The unaudited pro forma condensed combined financial statements give effect to the Mergers as if they had occurred (i) on December 31, 2013 for purposes of the unaudited pro forma condensed combined balance sheet and
(ii) on January 1, 2011 for purposes of the unaudited pro forma condensed combined statements of operations for the years ended December 31, 2013, 2012 and 2011. The historical financial information has been adjusted in the unaudited pro forma condensed combined financial statements to give effect to pro forma events that are directly attributable to the Mergers, factually supportable, and are expected to have a continuing impact on the combined results. It is likely that the actual adjustments reflected in the final accounting, that will consider additional available information, will differ from the pro forma adjustments and it is possible the differences may be material.

The unaudited pro forma condensed combined financial statements should be read in conjunction with the accompanying notes. In addition, the unaudited proforma condensed combined financial statements were derived from and should be read in conjunction with the audited historical consolidated financial statements of MICC included in its Annual Report on Form 10-K for the year ended December 31, 2013, as well as the audited historical balance sheets of MLIIC as of December 31, 2013 and 2012, and the related statements of operations, comprehensive income (loss), stockholder's equity and cash flows for each of the three years in the period ended December 31, 2013 together with the notes thereto and balance sheets of Exeter as of December 31, 2013 and 2012, and the related statements of operations, comprehensive income (loss), stockholder's equity and cash flows for each of the three years in the period ended December 31, 2013 together with the notes thereto are included as Exhibits 99.1 and 99.2, respectively, to the Current Report on Form 8-K with which this financial information is filed as Exhibit 99.3.

The unaudited pro forma condensed combined financial statements are presented for informational purposes only and are not intended to reflect the results of operations or the financial position of the combined company that would have resulted had the Mergers been effective as of and during the periods presented or the results that may be obtained by the combined company in the future. The unaudited pro forma condensed combined financial statements as of and for the periods presented do not reflect future events that are not directly attributable to the Mergers and that may occur after the Mergers, including, but not limited to, expense efficiencies or revenue enhancements arising from the Mergers or management actions. Future results may vary significantly from the results reflected in the unaudited pro forma condensed combined financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Unaudited Pro Forma Condensed Combined Balance Sheet
                               December 31, 2013

                     (In millions, except per share data)

                                                    Historical
                                          -----------------------------
                                                    MetLife    Exeter
                                                   Investors Reassurance
                                                   Insurance   Company   Reinsurance    Other                Pro Forma
                                            MICC    Company     Ltd.     Adjustments Adjustments    Notes    Combined
                                          -------- --------- ----------- ----------- ----------- ----------- ---------
Assets
Investments:
 Fixed maturity securities
   available-for-sale, at estimated
   fair value............................ $ 45,252  $ 2,250    $ 1,321     $  (695)    $    --      3(c)     $ 48,128
 Equity securities available-for-sale,
   at estimated fair value...............      418       45         --          --          --                    463
 Mortgage loans, net; at estimated fair
   value.................................    7,718      286         --          --          --                  8,004
 Policy loans............................    1,219       27         --          --          --                  1,246
 Real estate and real estate joint
   ventures..............................      754       --         --          --          --                    754
 Other limited partnership interests.....    2,130       32         --          --          --                  2,162
 Short-term investments, principally at
   estimated fair value..................    2,107       75      2,781          (7)         --      3(c)        4,956
 Derivative assets.......................       --       --      2,376          --      (2,376)     4(a)           --
 Funds withheld at interest..............       --       --      2,694          --      (2,694)     4(a)           --
 Other invested assets, principally at                                                            3(a)-(c),
   estimated fair value..................    2,555       68         --      (2,768)      4,570   4(a), 5(a)     4,425
                                          --------  -------    -------     -------     -------               --------
   Total investments.....................   62,153    2,783      9,172      (3,470)       (500)                70,138
Cash and cash equivalents, principally
 at estimated fair value.................      746       24        630        (604)         --    3(a), (c)       796
Accrued investment income................      542       26         94         (29)         (2)  3(c), 5(a)       631
Premiums, reinsurance and other
 receivables.............................   20,609    1,829        646      (3,170)         --    3(a)-(c)     19,914
Deferred policy acquisition costs and
 value of business acquired..............    4,730      291        160         707          --    3(b), (c)     5,888
Current income tax recoverable...........      192        9        197          --          --                    398
Deferred income tax recoverable..........       --       --      1,529          --      (1,529)     4(b)           --
Goodwill.................................      493       --         --          --          33      4(c)          526
Other assets.............................      794      110         --          34         (33)  3(b), 4(c)       905
Separate account assets..................   97,780   12,033         --          --          --                109,813
                                          --------  -------    -------     -------     -------               --------
   Total assets.......................... $188,039  $17,105    $12,428     $(6,532)    $(2,031)              $209,009
                                          ========  =======    =======     =======     =======               ========
Liabilities and Stockholders' Equity
Liabilities
Future policy benefits...................                                                        3(b), (c),
                                          $ 27,991  $   501    $ 2,747     $(1,455)    $    12      4(d)     $ 29,796
Policyholder account balances............   33,453    2,748      2,489      (1,262)         --      3(c)       37,428
Other policy-related balances............                                                        3(b), (c),
                                             3,164      102      2,170      (2,973)          4      4(d)        2,467
Policyholder dividends payable...........       --       --         16          --         (16)     4(d)           --
Payables for collateral under
 securities loaned and other
 transactions............................    6,451      266         --          --         197      4(e)        6,914
Long-term debt...........................    2,251       --        575          --        (500)     5(a)        2,326
Deferred income tax liability............    1,385      192         --         272      (1,529)  3(b), 4(b)       320
Derivative liabilities...................       --       --      2,648          --      (2,648)     4(f)           --
                                                                                                  3(a)-(c),
                                                                                                 4(e), 4(f),
Other liabilities........................    6,776       94        553      (1,560)      2,449      5(a)        8,312
Separate account liabilities.............   97,780   12,033         --          --          --                109,813
                                          --------  -------    -------     -------     -------               --------
   Total liabilities.....................  179,251   15,936     11,198      (6,978)     (2,031)               197,376
                                          --------  -------    -------     -------     -------               --------
Stockholders' Equity
Preferred stock..........................       --       --         --          --          --                     --
Common stock, par value $2.50 per share..       86        6         --          --          --                     92
Additional paid-in capital...............    6,737      636      4,126          --          --                 11,499
Retained earnings (accumulated deficit)..    1,076      504     (2,965)        506          --      3(b)         (879)
Accumulated other comprehensive income
 (loss)..................................      889       23         69         (60)         --      3(c)          921
                                          --------  -------    -------     -------     -------               --------
   Total stockholders' equity............    8,788    1,169      1,230         446          --                 11,633
                                          --------  -------    -------     -------     -------               --------
   Total liabilities and stockholders'
    equity............................... $188,039  $17,105    $12,428     $(6,532)    $(2,031)              $209,009
                                          ========  =======    =======     =======     =======               ========

  See accompanying notes to unaudited pro forma condensed combined financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

        Unaudited Pro Forma Condensed Combined Statement of Operations
                      For the Year End December 31, 2013

                                 (In millions)

                                               Historical
                                     -----------------------------
                                               MetLife    Exeter
                                              Investors Reassurance
                                              Insurance   Company   Reinsurance    Other                    Pro Forma
                                       MICC    Company     Ltd.     Adjustments Adjustments      Notes      Combined
                                     -------  --------- ----------- ----------- ----------- --------------- ---------
Revenues
Premiums............................ $   606    $  29     $   59       $  (5)      $ --          3(b)        $  689
Universal life and investment-type
 product policy fees................   2,336      202        587        (177)        --        3(b), (c)      2,948
Net investment income...............   2,852      114         35         (16)        (2)      3(c), 5(a)      2,983
Fees on ceded reinsurance and
 other..............................      --       90         --          --        (90)         4(g)            --
Other revenues......................     592       --          2         (74)        90     3(b), (c), 4(g)     610
Net investment gains (losses):
  Other-than-temporary impairments
   on fixed maturity securities.....      (9)      --         --          --         --                          (9)
  Other-than-temporary impairments
   on fixed maturity securities
   transferred to other
   comprehensive income (loss)......     (11)      --         --          --         --                         (11)
  Other net investment gains
   (losses).........................     102        1        (57)         59        (45)      3(c), 5(b)         60
                                     -------    -----     ------       -----       ----                      ------
    Total net investment gains
     (losses).......................      82        1        (57)         59        (45)                         40
  Net derivative gains (losses).....  (1,052)    (442)     1,935         375         --          3(c)           816
                                     -------    -----     ------       -----       ----                      ------
    Total revenues..................   5,416       (6)     2,561         162        (47)                      8,086
                                     -------    -----     ------       -----       ----                      ------
Expenses
Policyholder benefits and claims....   1,707       48      1,380         (44)        27     3(b), (c), 4(h)   3,118
Interest credited to policyholder
 account balances...................   1,037      113         17         (17)        --          3(c)         1,150
Policyholder dividends..............      --       --         27          --        (27)         4(h)            --
Goodwill impairment.................      66       --         --          --         --                          66
Other expenses......................   1,659      (11)       101         215         (2)    3(b)-(d), 5(a)    1,962
                                     -------    -----     ------       -----       ----                      ------
    Total expenses..................   4,469      150      1,525         154         (2)                      6,296
                                     -------    -----     ------       -----       ----                      ------
Income (loss) from continuing
 operations before provision for
 income tax.........................     947     (156)     1,036           8        (45)                      1,790
Provision for income tax expense
 (benefit)..........................     227      (67)       364           3        (16)      3(e), 5(c)        511
                                     -------    -----     ------       -----       ----                      ------
Income from continuing operations,
 net of income tax.................. $   720    $ (89)    $  672       $   5       $(29)                     $1,279
                                     =======    =====     ======       =====       ====                      ======

  See accompanying notes to unaudited pro forma condensed combined financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

        Unaudited Pro Forma Condensed Combined Statement of Operations
                      For the Year End December 31, 2012

                                 (In millions)

                                            Historical
                                   ----------------------------
                                            MetLife    Exeter
                                           Investors Reassurance
                                           Insurance   Company   Reinsurance    Other                   Pro Forma
                                    MICC    Company     Ltd.     Adjustments Adjustments     Notes      Combined
                                   ------  --------- ----------- ----------- ----------- -------------- ---------
Revenues
Premiums.......................... $1,261    $ 11      $   950     $  (888)     $ --        3(b),(c)     $1,334
Universal life and investment-
  type product policy fees........  2,261     198          548        (183)       --        3(b),(c)      2,824
Net investment income.............  2,952     113           21          (2)      (26)      3(c), 5(a)     3,058
Fees on ceded reinsurance and
  other...........................     --      93           --          --       (93)         4(g)           --
Other revenues....................    511      --           23         (24)       93       3(c), 4(g)       603
Net investment gains (losses):
 Other-than-temporary
   impairments on fixed
   maturity securities............    (52)     (2)          --          --        --                        (54)
 Other-than-temporary
   impairments on fixed
   maturity securities
   transferred to other
   comprehensive income
   (loss).........................      3      --           --          --        --                          3
 Other net investment gains
   (losses).......................    201      (2)          42         (37)       --          3(c)          204
                                   ------    ----      -------     -------      ----                     ------
   Total net investment gains
     (losses).....................    152      (4)          42         (37)       --                        153
 Net derivative gains
   (losses).......................  1,003     329       (3,677)      1,432        --          3(c)         (913)
                                   ------    ----      -------     -------      ----                     ------
   Total revenues.................  8,140     740       (2,093)        298       (26)                     7,059
                                   ------    ----      -------     -------      ----                     ------
Expenses
Policyholder benefits and
  claims..........................  2,389     100        1,812      (1,001)       30     3(b),(c), 4(h)   3,330
Interest credited to policyholder
  account balances................  1,147     118           17         (17)       --          3(c)        1,265
Policyholder dividends............     --      --           30          --       (30)         4(h)           --
Goodwill impairment...............    394      --           --          --        --                        394
Other expenses....................  2,720     229          206        (709)      (26)    3(b)-(d), 5(a)   2,420
                                   ------    ----      -------     -------      ----                     ------
   Total expenses.................  6,650     447        2,065      (1,727)      (26)                     7,409
                                   ------    ----      -------     -------      ----                     ------
Income (loss) from continuing
  operations before provision
  for income tax..................  1,490     293       (4,158)      2,025        --                       (350)
Provision for income tax
  expense (benefit)...............    372      94       (1,455)        709        --       3(e), 5(c)      (280)
                                   ------    ----      -------     -------      ----                     ------
Income (loss) from continuing
  operations, net of income
  tax............................. $1,118    $199      $(2,703)    $ 1,316      $ --                     $  (70)
                                   ======    ====      =======     =======      ====                     ======

  See accompanying notes to unaudited pro forma condensed combined financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

        Unaudited Pro Forma Condensed Combined Statement of Operations
                      For the Year End December 31, 2011

                                 (In millions)

                                             Historical
                                    ----------------------------
                                             MetLife    Exeter
                                            Investors Reassurance
                                            Insurance   Company   Reinsurance    Other                   Pro Forma
                                     MICC    Company     Ltd.     Adjustments Adjustments     Notes      Combined
                                    ------  --------- ----------- ----------- ----------- -------------- ---------
Revenues
Premiums........................... $1,828    $  7       $ 72        $  (9)      $  --         3(b)       $1,898
Universal life and investment-type
  product policy fees..............  1,956     204        433         (136)         --       3(b),(c)      2,457
Net investment income..............  3,074     114         17            3          (9)     3(c), 5(a)     3,199
Fees on ceded reinsurance and
  other............................     --     104         --           --        (104)        4(g)           --
Other revenues.....................    508      --         44          (55)        104    3(b),(c), 4(g)     601
Net investment gains (losses):
 Other-than-temporary
   impairments on fixed maturity
   securities......................    (42)     --         --           --          --                       (42)
 Other-than-temporary
   impairments on fixed maturity
   securities transferred to other
   comprehensive income
   (loss)..........................     (5)     --         --           --          --                        (5)
 Other net investment gains
   (losses)........................     82      (5)        (1)          --          --                        76
                                    ------    ----       ----        -----       -----                    ------
   Total net investment gains
     (losses)......................     35      (5)        (1)          --          --                        29
 Net derivative gains (losses).....  1,096     326        230         (787)         --         3(c)          865
                                    ------    ----       ----        -----       -----                    ------
   Total revenues..................  8,497     750        795         (984)         (9)                    9,049
                                    ------    ----       ----        -----       -----                    ------
Expenses
Policyholder benefits and claims...  2,660      59        309          (88)         31    3(b),(c), 4(h)   2,971
Interest credited to policyholder
  account balances.................  1,189     127         16          (16)         --         3(c)        1,316
Policyholder dividends.............     --      --         31           --         (31)        4(h)           --
Other expenses.....................  2,981     259        170         (101)         (9)   3(b)-(d), 5(a)   3,300
                                    ------    ----       ----        -----       -----                    ------
   Total expenses..................  6,830     445        526         (205)         (9)                    7,587
                                    ------    ----       ----        -----       -----                    ------
Income (loss) from continuing
  operations before provision for
  income tax.......................  1,667     305        269         (779)         --                     1,462
Provision for income tax expense
  (benefit)........................    493      90         94         (272)         --      3(e), 5(c)       405
                                    ------    ----       ----        -----       -----                    ------
Income (loss) from continuing
  operations, net of income tax.... $1,174    $215       $175        $(507)      $  --                    $1,057
                                    ======    ====       ====        =====       =====                    ======

  See accompanying notes to unaudited pro forma condensed combined financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       NOTES TO THE UNAUDITED PRO FORMA
                    CONDENSED COMBINED FINANCIAL STATEMENTS

1. Description of Transaction

In the second quarter of 2013, MetLife, Inc. announced its plans to merge three U.S.-based life insurance companies and an offshore reinsurance subsidiary to create one larger U.S.-based and U.S.-regulated life insurance company (the "Mergers"). The companies to be merged are MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company ("MLI-USA"), a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, and MetLife Investors Insurance Company ("MLIIC"), each a U.S. insurance company that issues variable annuity products in addition to other products, and Exeter Reassurance Company, Ltd. ("Exeter"), a reinsurance company that mainly reinsures guarantees associated with variable annuity products. MetLife Insurance Company of Connecticut, which is expected to be renamed and domiciled in Delaware, will be the surviving company. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. Effective January 1, 2014, following receipt of New York State Department of Financial Services approval, MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York. Also, effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with an affiliate all existing New York insurance policies and annuity contracts that include a separate account feature. Following the Mergers and subject to certain regulatory approvals, MetLife Insurance Company of Connecticut will likely enter into transactions to transfer to one or more affiliates certain business that is currently reinsured by Exeter. The Mergers are expected to occur in the fourth quarter of 2014, subject to regulatory approvals.

2. Basis of Presentation

The Mergers represent a transaction among entities under common control. Transactions among entities under common control are accounted for as if the transaction occurred at the beginning of the earliest date presented and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method. The unaudited pro forma condensed combined financial statements include historical amounts derived from the audited financial statements as of December 31, 2013 and for the years ended December 31, 2013, 2012 and 2011, for MetLife Insurance Company of Connecticut and its subsidiaries, including MLI-USA (collectively "MICC"), MLIIC and Exeter. The unaudited pro forma condensed combined financial statements give effect to the Mergers as if they had occurred (i) on December 31, 2013 for purposes of the unaudited pro forma condensed combined balance sheet and (ii) on January 1, 2011 for purposes of the unaudited pro forma condensed combined statements of operations for the years ended December 31, 2013, 2012 and 2011.

The unaudited pro forma condensed combined financial statements were prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP") and presented in accordance with the requirements of
Article 11 of Regulation S-X published by the U.S. Securities and Exchange Commission. In accordance with Article 11 of Regulation S-X, discontinued operations have been excluded from the presentation of the unaudited pro forma condensed combined statements of operations.

The historical financial information has been adjusted in the unaudited pro forma condensed combined financial statements to give effect to pro forma events that are directly attributable to the Mergers, factually supportable, and are expected to have a continuing impact on the combined results. The unaudited pro forma condensed combined financial statements exclude the effects of adjustments that rely on highly judgmental estimates including how historical management practices and operating decisions may or may not have changed as a result of the Mergers.

The unaudited pro forma condensed combined financial statements are presented for informational purposes only and are not intended to reflect the results of operations or the financial position of the combined company that

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       NOTES TO THE UNAUDITED PRO FORMA
            CONDENSED COMBINED FINANCIAL STATEMENTS -- (CONTINUED)

would have resulted had the Mergers been effective during the periods presented or the results that may be obtained by the combined company in the future.

These unaudited pro forma condensed combined financial statements should be read in conjunction with the audited historical consolidated financial statements of MICC included in its Annual Report on Form 10-K for the year ended December 31, 2013 as well as the audited historical balance sheets of MLIIC as of December 31, 2013 and 2012, and the related statements of operations, comprehensive income (loss), stockholder's equity and cash flows for each of the three years in the period ended December 31, 2013 together with the notes thereto and balance sheets of Exeter as of December 31, 2013 and 2012, and the related statements of operations, comprehensive income (loss), stockholder's equity and cash flows for each of the three years in the period ended December 31, 2013 together with the notes thereto are included as Exhibits 99.1 and 99.2, respectively, to the Current Report on Form 8-K with which this financial information is filed as Exhibit 99.3.

3. Reinsurance Adjustments

In connection with the Mergers, adjustments have been included for new and planned reinsurance agreements, for the recapture of certain reinsurance agreements and to eliminate non-recurring bank fees. The total of the reinsurance adjustments at December 31, 2013 resulted in changes to total assets of ($6,532) million, total liabilities of ($6,978) million, and total stockholders' equity of $446 million and for the years ended December 31, 2013, 2012 and 2011 resulted in changes to total revenues of $162 million, $298 million and ($984) million, respectively, and to total expenses of $154 million, ($1,727) million, and ($205) million, respectively.

    (a)Adjustment to increase total assets and total liabilities by $97 million to record a new reinsurance agreement. Effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with Metropolitan Life Insurance Company, an affiliate, all existing New York insurance policies and annuity contracts that include a separate account feature. The new reinsurance agreement was entered into in connection with MetLife Insurance Company of Connecticut withdrawing its license to issue insurance policies and annuity contracts in New York.
    (b)Adjustment to eliminate reinsurance transactions among the merging companies. The adjustments at December 31, 2013 include: changes of ($4,045) million to total assets, ($4,551) million to total liabilities and $506 million to retained earnings. The adjustments for the years ended December 31, 2013, 2012 and 2011 include: reductions to total revenue of $73 million, $0 and $12 million, respectively, and changes to other expenses of $208 million, ($690) million and ($61) million, respectively.
    (c)Adjustment to reflect planned reinsurance transactions to transfer to one or more affiliates certain business that is currently reinsured by Exeter. The adjustments at December 31, 2013 include: reductions of $2,584 million to total assets, $2,524 million to total liabilities and $60 million to accumulated other comprehensive income (loss). The adjustments for the years ended December 31, 2013, 2012 and 2011 include: changes to total revenue of $235 million, $298 million and ($972) million, respectively, and reductions to other expenses of $37 million, $1,018 million and $119 million, respectively.
    (d)Adjustment to eliminate from other expenses non-recurring credit facility usage fees for letters of credit, which were held to collateralize assumed liabilities and which were canceled when Exeter re-domesticated to Delaware of $17 million, $19 million and $25 million, for the years ended December 31, 2013, 2012 and 2011, respectively.
    (e)Adjustment for the income tax impact for all reinsurance adjustments at the federal statutory tax rate of 35%.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       NOTES TO THE UNAUDITED PRO FORMA
            CONDENSED COMBINED FINANCIAL STATEMENTS -- (CONTINUED)


4. Reclassification Adjustments

Reclassification adjustments, included in other adjustments, are reflected herein to conform the presentation of Exeter's and MLIIC's financial statements to the presentation of MICC's financial statements.

    (a)Adjustment to reclassify derivative assets of $2,376 million and funds withheld at interest of $2,694 million to other invested assets.
    (b)Adjustment to net deferred income tax recoverable of $1,529 million with deferred income tax liability.
    (c)Adjustment to reclassify goodwill of $33 million from other assets to goodwill.
    (d)Adjustment to reclassify policyholder dividends payable of $12 million and $4 million to future policy benefits and other policy-related balances, respectively.
    (e)Adjustment to reclassify cash collateral on deposit of $197 million from other liabilities to payables for collateral under securities loaned and other transactions.
    (f)Adjustment to reclassify derivative liabilities of $2,648 million to other liabilities.
    (g)Adjustment to reclassify fees on ceded reinsurance and other of $90 million, $93 million and $104 million to other revenues for the years ended December 31, 2013, 2012 and 2011, respectively.
    (h)Adjustment to reclassify policyholder dividends of $27 million, $30 million and $31 million to policyholder benefits and claims for the years ended December 31, 2013, 2012 and 2011, respectively.

5. Other Adjustments

The following other pro forma adjustments have been recorded in the unaudited pro forma condensed combined financial statements.

    (a)Adjustments to eliminate related party debt transactions among the merging entities. The adjustments at December 31, 2013 include: reductions of $2 million to accrued investment income and other liabilities and reductions of $500 million to other invested assets and long-term debt. The adjustments for the year ended December 31, 2013, 2012 and 2011 include: reductions of $2 million, $26 million and $9 million, respectively, to net investment income and other expenses.
    (b)Adjustment to eliminate related party investment gains for the year ended December 31, 2013. The non-recurring gains were recorded in connection with establishing a custodial account when MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York.
    (c)Adjustment for the income tax impact for all other adjustments at the federal statutory tax rate of 35%.

6. Forward Looking Statements

These unaudited pro forma condensed combined financial statements may be deemed to be forward looking statements within the meaning of the safe harbor provisions of the United States Private Securities Litigation Reform Act of 1995. Forward looking statements are identified by words such as "anticipate," "estimate," "expect," "project," "intend," "plan," "believe" and other words and terms of similar meaning, or are tied to future periods, in connection with a discussion of future operating or financial performance. Such statements may include, but are not limited to statements about the benefits of the Mergers, including future financial and operating results, the combined company's plans, objectives, expectations and intentions and other statements that are not historical facts. These forward looking statements are based largely on management's expectations and are subject to a number of risks and uncertainties. Actual results could differ materially from these forward looking statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       NOTES TO THE UNAUDITED PRO FORMA
            CONDENSED COMBINED FINANCIAL STATEMENTS -- (CONTINUED)


7. Subsequent Event

On February 14, 2014, a subsidiary of MetLife Insurance Company of Connecticut entered into a definitive agreement to sell its wholly-owned subsidiary, MetLife Assurance Limited ("MAL"). Beginning in the first quarter of 2014, MICC will account for and report MAL as discontinued operations. These unaudited pro forma condensed combined financial statements exclude the impact of the MAL disposition as the transaction does not meet the significant subsidiary conditions of Article 11 of Regulation S-X and is not directly attributable to the Mergers. The transaction is expected to close in the second quarter of 2014, subject to regulatory approvals and satisfaction of other closing conditions.

                                     PART C

                                OTHER INFORMATION

ITEM 26. EXHIBITS


 EXHIBIT
  NUMBER         DESCRIPTION
------------     ---------------------------------------------------------------
    a.           Resolution of the Board of Directors of The Travelers
                 Insurance Company authorizing the establishment of the
                 Registrant. (Incorporated herein by reference to Exhibit No. 1 to Post-Effective Amendment No. 17 to the Registration
                 Statement, File No. 002-88637, on Form S-6 filed April 29,
                 1996.)

    b.           Not Applicable.

   c.1. Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and Travelers
                 Distribution LLC (Incorporated herein by reference to Exhibit c.1 to Post Effective Amendment No. 3 to the Registration
                 Statement on Form N-6, File No. 333-56952 filed February 7,
                 2003.)

   c.2. Specimen Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 to the Travelers Fund BD III for Variable Annuities' Registration
                 Statement on Form N-4, File No. 333-65942, filed April 15,
                 2003.)

   c.3. Specimen Selling Agreement (Incorporated herein by reference to Exhibit c.3. to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-6, File No.
                 333-96519 filed April 10, 2006.)

   c.4.          Agreement and Plan of Merger between MetLife Investors
                 Distribution Company and MLI Distribution LLC dated as of
                 October 20, 2006 (Incorporated herein by reference to Exhibit c.4. to Post-Effective Amendment No. 12 to the Registration
                 Statement on Form N-6, File No. 333-96519, filed April 5,
                 2007.)

   c.5.          Retail Sales Agreement between MetLife Investors
                 Distribution Company and broker-dealers (Incorporated herein by reference to Exhibit c.5. to Post-Effective Amendment No. 12 to the Registration Statement on Form N-6, File No. 333-96519, filed April 5, 2007.)

   c.6.          Services Agreement between MetLife Investors
                 Distribution Company and MetLife Insurance Company of
                 Connecticut and Amendment No. 1 to the Services Agreement.
                 (Incorporated herein by reference to Exhibit c.6. to Post-Effective Amendment No. 14 to the Registration Statement on Form N-6, File No. 333-96519, filed May 23, 2008.)

   c.7.          Enterprise Sales Agreement between MetLife Investors
                 Distribution Company and broker-dealers dated February 2010
                 (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 2 to the MetLife of CT Separate
                 Account QPN Registration Statement on Form N-4, File No.
                 333-156911, as filed April 6, 2010.)

   c.8.          Master Retail Sales Agreement between MetLife Investors
                 Distribution Company and broker-dealers dated September 2012
                 (Incorporated herein by reference to Exhibit 3(d) to Post-
                 Effective Amendment No. 23 to the MetLife of CT Separate
                 Account Eleven for Variable Annuities Registration Statement on
                 Form N-4, File No. 333-101778, filed April 3, 2013.)

   d.1.          Form of Variable Life Insurance Contracts.
                 (Incorporated herein by reference to Exhibit d.1. to Post-Effective Amendment No. 4 to the Registration Statement on
                 Form N-6, File No. 333-96519 filed February 10, 2003.)

   d.2. Accidental Death Benefit Rider. (Incorporated herein by reference to Exhibit d.2. to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

   d.3. Accelerated Death Benefit Rider. (Incorporated herein by reference to Exhibit d.3. to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

   d.4. Child Term Rider. (Incorporated herein by reference to Exhibit d.4. to Post-Effective Amendment No. 4 to the
                 Registration Statement on Form N-6, File No. 333-96519 filed
                 February 10, 2003.)

   d.5. Cost of Living Adjustment Rider. (Incorporated here in by reference to Exhibit d.5. to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

   d.6. Coverage Extension Rider. (Incorporated herein by reference to Exhibit d.6. to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

   d.7. Estate Tax Repeal Rider. (Incorporated herein by reference to Exhibit d.7. to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

   d.8. Full Surrender Charge Waiver Rider. (Incorporated herein by reference to Exhibit d.8. to Post-Effective Amendment
                 No. 4 to the Registration Statement on Form N-6, File No.
                 333-96519 filed February 10, 2003.)

   d.9. Lapse Protection Guarantee Rider. (Incorporated herein by reference to Exhibit d.9. to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

   d.10. Maturity Extension Rider. (Incorporated herein by reference to Exhibit d.10. to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

   d.11. Primary Insured Term Rider. (Incorporated herein by reference to Exhibit d.11. to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

   d.12. Spouse Term Insurance Rider. (Incorporated herein by reference to Exhibit d.12. to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

   d.13. Specified Amount Payment Rider. (Incorporated herein by reference to Exhibit d.13. to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

   d.14. Waiver of Deduction Amount Rider. (Incorporated herein by reference to Exhibit d.14. to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

   d.15. Name Change Endorsement (Incorporated herein by reference to Exhibit d.15. to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-6, File No.
                 333-96519 filed April 10, 2006.)

    e.           Application for Variable Life Insurance Contracts.
                 (Incorporated herein by reference to Exhibit e to Post-Effective Amendment No. 4 to the Registration Statement on
                 Form N-6, File No. 333-96519 filed February 10, 2003.)

   f.1. Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Travelers Separate Account TM for Variable
                 Annuities' Registration Statement filed on Form N-4, File No.
                 333-40193, filed November 13, 1997.)

   f.2. By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Travelers Separate Account TM for Variable
                 Annuities' Registration Statement filed on Form N-4, File No.
                 333-40193, filed November 13, 1997.)

   f.3. Certificate of Amendment to the Charter for the Travelers Insurance Company, as effective May 1, 2006.
                 (Incorporated herein by reference to Exhibit 6(c) to the Post-Effective Amendment No. 14 to the Travelers Fund ABD for
                 Variable Annuities Registration Statement filed on Form N-4,
                 File No. 033-65343, filed April 6, 2006.)

   f.4. Certificate of Correction to the Charter for the MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 6(d) to the Post-Effective Amendment
                 No. 11 to the MetLife of CT Separate Account Nine for Variable
                 Annuities Registration Statement filed on Form N-4, File No.
                 033-65326, filed October 31, 2007.)

   f.5.          Amended and Restated By-Laws of MetLife Insurance Company of
                 Connecticut dated June 1, 2012 (Incorporated herein by reference to Exhibit 6(b) to Post-Effective Amendment No. 23 to the MetLife of CT Separate Account Eleven for Variable
                 Annuities Registration Statement on Form N-4, File
                 No. 333-101778, filed April 3, 2013.)

   g.1. Specimen Reinsurance Contracts. (Incorporated herein by reference to Exhibit g to Post-Effective Amendment No. 3 to the Travelers Fund UL for Variable Life Insurance
                 Registration Statement on Form N-6, File No. 333-56952, filed
                 February 7, 2003.)

   g.2.          Service Agreement and Co Insurance Agreement between MetLife
                 Insurance Co of CT and Metropolitan Life Insurance Co. dated
                 January 1, 2014 (Filed herewith)

   h.1. Form of Participation Agreement. (Incorporated herein by reference to Exhibit h to Post-Effective Amendment No. 3 to the Travelers Fund UL for Variable Life Insurance Registration
                 Statement on Form N-6, File No. 333-56952, filed February 7,
                 2003.)

   h.2(a).       Participation Agreement with Metropolitan Series
                 Fund, Inc. (Incorporated herein by reference to Exhibit 8(e) to the Post-Effective Amendment No. 11 to the MetLife of CT
                 Separate Account Nine for Variable Annuities Registration
                 Statement filed on Form N-4, File No. 033-65326, filed October
                 31, 2007.)

   (b).          Amendment to the Participation Agreements with Metropolitan
                 Series Fund, Inc. dated April 30, 2010. (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6, File
                 No. 333-96519, filed on April 5, 2012.)

   h.3(a).       Participation Agreement with Met Investors Series
                 Trust (Incorporated herein by reference to Exhibit h.3. to Post-Effective Amendment No. 9 to the Registrant's Registration
                 Statement on Form N-6, File No. 333-96519, filed April 10,
                 2006.)

   (b).          Amendment to the Participation Agreements with Met Investors
                 Series Trust dated April 30, 2010. (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6, File
                 No. 333-96519, filed on April 5, 2012.)

   h.4(a).       Fund Participation Agreement among The Travelers Insurance
                 Company, The Travelers Life and Annuity Company, American
                 Variable Insurance Series (aka American Funds Insurance
                 Series), American Funds Distributors, Inc. and Capital Research and Management Company dated October 1, 1999 and amendments.
                 (Incorporated herein by reference to Post-Effective Amendment
                 No. 15 to the MetLife of CT Fund UL III for Variable Life
                 Insurance's Registration Statement on Form N-6,
                 File No. 333-71349, filed April 9, 2009).

   (b). Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 1999 between American Funds Insurance Series,
                 Capital Research and Management Company and MetLife Insurance
                 Company of Connecticut. (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to MetLife of
                 CT Separate Account Eleven for Variable Annuities' Registration
                 Statement on Form N-4, File No. 333-152194, filed April 5,
                 2011.)

   h.5(a).       Amended and Restated Participation Agreement among Fidelity(R)
                 Variable Insurance Products Funds, Fidelity Distributions
                 Corporation and The Travelers Insurance Company and amendments.
                 (Incorporated herein by reference to Post-Effective Amendment
                 No. 15 to the MetLife of CT Fund UL III for Variable Life
                 Insurance's  Registration Statement on Form N-6,
                 File No. 333-71349, filed April 9, 2009).

   (b).          Summary Prospectus Agreement Among Fidelity Distributors
                 Corporation and MetLife Insurance Company of Connecticut effective April 30, 2010. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 3 to MetLife of
                 CT Separate Account Eleven for Variable Annuities' Registration
                 Statement on Form N-4, File No. 333-152189, filed April 5,
                 2011.)

   h.6(a).       Amended and Restated Participation Agreement among Franklin
                 Templeton Variable Insurance Products Trust, Franklin/Templeton
                 Distributors, Inc., The Travelers Insurance Company, The
                 Travelers Life and Annuity Company and Travelers Distribution
                 LLC dated May 1, 2004 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the MetLife of CT Fund UL III for Variable Life Insurance's Registration
                 Statement on Form N-6, File No. 333-71349, filed April 9,
                 2009).

   (b).          Amendment No. 5 dated October 5, 2010 to the Amended and
                 Restated Participation Agreement dated May 1, 2004 Among
                 Franklin Templeton Variable Insurance Products Trust,
                 Franklin/Templeton Distributors, Inc., MetLife Insurance
                 Company of Connecticut and MetLife Investors Distribution
                 Company. (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate
                 Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)

   (c).          Participation Agreement Addendum with Franklin Templeton
                 Variable Insurance Products Trust dated May 1, 2011.
                 (Incorporated herein by reference to Post-Effective Amendment
                 No. 18 to the Registrant's Registration Statement on Form N-6,
                 File No. 333-96519, filed on April 5, 2012.)

   (d).          Amendment dated January 15, 2013 to the Participation Agreement
                 Among Franklin Templeton Variable Insurance Products Trust,
                 Franklin/Templeton Distributors, Inc., MetLife Insurance
                 Company of Connecticut and MetLife Investors Distribution
                 Company (Incorporated herein by reference to Exhibit 8(i)(iii) to Post-Effective Amendment No. 23 to the
                 MetLife of CT Separate Account Eleven for Variable Annuities
                 Registration Statement on Form N-4, File No. 333-101778, filed
                 April 3, 2013.)

   h.7(a).       Fund Participation Agreement among Janus Aspen Series, The
                 Travelers Insurance Company and The travelers Life and Annuity
                 Company dated May 1, 2000 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the MetLife of CT Fund UL III for Variable Life
                 Insurance's Registration Statement on Form N-6, File
                 No. 333-71349, filed April 9, 2009).

   (b).          Amendment No. 8 to Participation Agreement with Janus Aspen
                 Series effective as of May 1, 2011. (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6, File
                 No. 333-96519, filed on April 5, 2012.)

   h.8(a).       Participation Agreement among Legg Mason Partners Variable
                 Equity Trust, Legg Mason Partners Variable Income Trust, Legg
                 Mason Investor Services, LLC, Legg Mason Partners Fund Advisor,
                 LLC and MetLife Insurance Company of Connecticut dated January
                 1, 2009. (Incorporated herein by reference to Post-Effective
                 Amendment No. 15 to the MetLife of CT Fund UL III for Variable Life
                 Insurance's Registration Statement on Form N-6, File
                 No. 333-71349, filed April 9, 2009).

   (b). Amendment dated April 30, 2010 to the Participation Agreement dated January 1, 2009 between Legg Mason Partners Variable
                 Equity Trust, Legg Mason Partners Variable Income Trust, Legg
                 Mason Investor Services, LLC, Legg Mason Partners Fund Advisor,
                 LLC and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(f)(i) to Post-Effective
                 Amendment No. 3 to MetLife of CT Separate Account Eleven for
                 Variable Annuities' Registration Statement on Form N-4, File
                 No. 333-152189, filed April 5, 2011.)

   h.9(a).       Participation Agreement among Pioneer Variable Contracts Trust,
                 The Travelers Insurance Company and The Travelers Life and
                 Annuity Company, Pioneer Investment Management, Inc. and
                 Pioneer Funds Distributor, Inc. dated January 1, 2002 and
                 amendments. (Incorporated herein by reference to Post-Effective
                 Amendment No. 15 to the MetLife of CT Fund UL III for Variable Life
                 Insurance's Registration Statement on Form N-6, File
                 No. 333-71349, filed April 9, 2009).

   (b).          Amendment No. 3 to the Participation Agreement with Pioneer
                 Investment Management, Inc. effective as of May 1, 2011.
                 (Incorporated herein by reference to Post-Effective Amendment
                 No. 18 to the Registrant's Registration Statement on Form N-6,
                 File No. 333-96519, filed on April 5, 2012.)

   h.10.         Fund Participation Agreement among The Merger Fund VL,
                 Westchester Capital management, Inc. and The Travelers
                 Insurance Company dated August 1, 2003 and amendment.
                 (Incorporated herein by reference to Post-Effective Amendment
                 No. 15 to the MetLife of CT Fund UL III for Variable Life
                 Insurance's Registration Statement on Form N-6, File
                 No. 333-71349, filed April 9, 2009).

   h.11(a).      Participation Agreement among Vanguard Variable Insurance Fund and The Vanguard Group, Inc. and Vanguard Marketing Corporation
                 and The Travelers Insurance Company dated July 1,
                 2003.(Incorporated herein by reference to Post-Effective
                 Amendment No. 15 to the MetLife of CT Fund UL III for Variable Life
                 Insurance's Registration Statement on Form N-6, File
                 No. 333-71349, filed April 9, 2009).

   (b).          Third Amendment to Participation Agreement with Vanguard
                 Variable Insurance Fund effective May 1, 2011. (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6, File
                 No. 333-96519, filed on April 5, 2012.)

   h.12(a).      Participation Agreement dated December 5, 2003 between Goldman
                 Sachs Variable Insurance Trust, The Travelers Insurance Company and The Travelers Life and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrants Registration statement on Form N-6, File No.
                 333-96519, filed April 6, 2011.)

   (b).          Amendment No. 2 to Participation Agreement with Goldman, Sachs
                 & Co. effective as May 1, 2010. (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6, File
                 No. 333-96519, filed on April 5, 2012.)

    i.           Administrative Contracts. Not applicable.

    j.           None

    k. Opinion of counsel as to the legality of the securities being registered. (Incorporated herein by reference to Exhibit k to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519, filed
                 February 10, 2003.)

    l. Actuarial Representation Letter. (Incorporated herein by reference to Exhibit 1. to Post-Effective Amendment No. 13 to the Registration Statement on Form N-6, File No. 333-96519, filed April 7, 2008.)

    m. Calculation Exhibit. (Incorporated herein by reference to Exhibit 1. to Post-Effective Amendment No. 13 to the
                 Registration Statement on Form N-6, File No. 333-96519, filed
                 April 7, 2008.)

    n.           Consent of Deloitte & Touche LLP, Independent
                 Registered Public Accounting Firm. (Filed herewith.)

    o.           Omitted Financial Statement. Not applicable.

    p.           Initial Capital Agreements. Not applicable.

    q. Redeemability Exemption. (Incorporated herein by reference to Exhibit q to Post-Effective Amendment No. 27 to the Registration Statement on Form N-6, File No. 02-88637, filed April 29, 2005.)

    r.           Powers of Attorney for Eric T. Steigerwalt, Elizabeth M.
                 Forget, Gene L. Lunman, Stanley J. Talbi and Peter M. Carlson
                 (Incorporated herein by reference to Exhibit r. to Post-Effective Amendment No. 19 to the Registration Statement on Form N-6, File No. 333-96519, filed April 4, 2013.)


ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR


NAME AND PRINCIPAL                     POSITIONS AND OFFICES WITH INSURANCE COMPANY
BUSINESS ADDRESS
------------------------               -----------------------------------------------------------------------------
Eric T. Steigerwalt                    Chairman of the Board, President and Chief Executive Officer and a Director
Metropolitan Life Insurance Company
11225 North Community House Road
Charlotte, NC 28277

Elizabeth M. Forget                    Director and Senior Vice President
Metropolitan Life Insurance Company
1095 Avenue of the Americas
New York, NY 10036

Gene L. Lunman                         Director and Senior Vice President
Metropolitan Life Insurance Company
11225 North Community House Road
Charlotte, NC 28277

Ricardo A. Anzaldua                    General Counsel
Metropolitan Life Insurance Company
1095 Avenue of the Americas
New York, NY 10036

Peter M. Carlson                       Executive Vice President and Chief Accounting Officer
Metropolitan Life Insurance Company
1095 Avenue of the Americas
New York, NY 10036

Steven J. Goulart                      Executive Vice President and Chief Investment Officer
Metropolitan Life Insurance Company
10 Park Avenue
Morristown, NJ 07962

Stanley J. Talbi                       Executive Vice President and Chief Financial Officer
Metropolitan Life Insurance Company
1095 Avenue of the Americas
New York, NY 10036

Robin Lenna                            Executive Vice President
Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

Marlene B. Debel                       Senior Vice President and Treasurer
Metropolitan Life Insurance Company
1095 Avenue of the Americas
New York, NY 10036

Jonathan L. Rosenthal                  Senior Vice President and Chief Hedging Officer
Metropolitan Life Insurance Company
10 Park Avenue
Morristown, NJ 07962

Roberto Baron                          Senior Vice President and Senior Actuary
Metropolitan Life Insurance Company
1095 Avenue of the Americas
New York, NY 10036

Steven J. Brash                        Senior Vice President
Metropolitan Life Insurance Company
277 Park Avenue, 46/th/ Floor
New York, NY 10172

Adam M. Hodes                          Senior Vice President
Metropolitan Life Insurance Company
1095 Avenue of the Americas
New York, NY 10036

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) under Connecticut insurance law. The Registrant and Depositor are ultimately controlled by MetLife, Inc.

An organizational chart for MetLife, Inc. is as follows:

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2013

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2013. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Cayman Islands)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

E. MetLife Chile Inversiones Limitada (Chile) - 70.4345328853% of MetLife Chile Inversiones Limitada is owned by MetLife, Inc., 26.6071557459% by American Life Insurance Company ("ALICO"), 2.9583113284% is owned by Inversiones MetLife Holdco Dos Limitada and 0.0000000404% is owned by Natilportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.9969% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.0031% by International Technical and Advisory Services Limited.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.99% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.01% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 99.9% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) MetLife Chile Acquisition Co. S.A. (Chile) - 45% of MetLife Chile Acquisition Co. S.A. is owned by Inversiones MetLife Holdco Dos Limitada, 45% is owned by Inversiones MetLife Holdco Tres Limitada and 10% is owned by MetLife Chile Inversiones Limitada.

                  i) Inversiones Previsionales S.A. (Chile) - 99.999% of Inversiones Previsionales S.A. is owned by MetLife Chile Acquisition Co. S.A. and 0.001% is owned by Inversiones MetLife Holdco Tres Limitada.

                        aa) AFP Provida S.A. (Chile) - 51.62% of AFP Provida S.A. is owned by Inversiones Previsionales S.A., 21.97% is owned indirectly (by means of ADR) by MetLife Chile Acquisition Co. S.A., 17.79% is owned directly by MetLife Chile Acquisition Co. S.A. and the remainder is owned by third parties.

                              1) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A. and 0.01% by Inversiones Previsionales S.A.

                                    ii)   AFP Genesis Administradora de Fondos y
                                          Fidecomisos S.A. (Ecuador) - 99.9997%
                                          of AFP Genesis Administradora de
                                          Fondos y Fidecomisos S.A. is owned by
                                          Provida Internacional S.A. and 0.0003%
                                          is owned by Inversiones Previsionales
                                          S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.9% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by ITAS.

F.    MetLife Securities, Inc. (DE)

G.    Enterprise General Insurance Agency, Inc. (DE)

H.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

I.    MetLife Investors Insurance Company (MO)

J.    First MetLife Investors Insurance Company (NY)

K.    Newbury Insurance Company, Limited (DE)

L.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

M.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros S.A. (Argentina)- 79.3196% is owned by MetLife International Holdings, Inc., 2.6753% is owned by Natiloportem Holdings, Inc., 16.2046% by ALICO and 1.8005% by ITAS.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.662% is owned by MetLife International Holdings, Inc., 33.337% is owned by MetLife Worldwide Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.00002% by Natiloportem Holdings, Inc.

      9.    MetLife Services Limited (United Kingdom)

      10. MetLife Seguros de Retiro S.A. (Argentina) - 95.5883% is owned by MetLife International Holdings, Inc., 3.1102% is owned by Natiloportem Holdings, Inc., 1.3014% by ALICO and 0.0001% by ITAS.

      11. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      12. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      13.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)

      14.   MetLife International Limited, LLC (DE)

      15. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      16.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b) MetLife Insurance Limited (Australia) - 91.16468% of MetLife Insurance Limited (Australia) is owned by MetLife Ireland Treasury Limited and 8.83532% is owned by MetLife Global Holdings Corp. S.A. de C.V.

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE/Ireland) - 99.7% is owned by MetLife Global Holdings Corporation S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 99.050271% is owned by Metropolitan Global Management, LLC and 0.949729% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de
                                    C.V.(Mexico) - 99% is owned by MetLife
                                    Mexico S.A. and 1% is owned by MetLife
                                    Mexico Cares, S.A. de C.V.

                        d) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited) (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

                        e)    Bolpyr S.A. (Uruguay)

      17.   MetLife Asia Pacific Limited (Hong Kong)

N.    Metropolitan Life Insurance Company (MLIC) (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa)    OMI MLIC Investments Limited (Cayman Islands)

      3.    CRB Co., Inc. (MA)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office LLC (DE) - 73.0284% of Mansell Office LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

            c) Mansell Retail LLC (DE) - 73.0284% of Mansell Retail LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance, Inc. (Cayman Islands)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   MetLife RC SF Member, LLC (DE)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC (DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF in which MetLife Capital Limited Partnership has 100% beneficial interest.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland-Pacific Palisades, LLC (CA)

      27.   Headland Properties Associates (CA) - 1% is owned by
            Headland-Pacific Palisades, LLC and 99% is owned by Metropolitan Life Insurance Company.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

            a) HMS Master Limited Partnership (DE) - 60% LP interest of HMS Master Limited Partnership is owned by MetLife Mall Ventures Limited Partnership. A 40% LP interest is owned by a third party. Metropolitan Tower Realty Company, Inc. is the GP.

                 i)   HMS Southpark Residential LLC (DE)


      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 i)   MetLife Associates LLC (DE)

      34.   Euro CL Investments LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a)   85 Broad Street LLC (DE)

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42.   ML Bridgeside Apartments LLC (DE)

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine LLC (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office, LLC (FL)

      46.   The Worthington Series Trust (DE)

      47. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 17.073% by MetLife Investors USA Insurance Company, 14.634% by MetLife Insurance Company of Connecticut and 4.878% by General American Life Insurance Company.

      48.   Oconee Hotel Company, LLC (DE)

      49.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      50.   1201 TAB Manager, LLC (DE)

      51. MetLife 1201 TAB Member, LLC (DE) - 69.66% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 12.07% is owned by MetLife Investors USA Insurance Company, 15.17% is owned by MetLife Insurance Company of Connecticut and 3.1% is owned by Metropolitan Property and Casualty Insurance Company.

            a) 1201 TAB Owner, LLC (DE) - 50% of 1201 TAB Owner, LLC is owned by Metlife 1201 TAB Member, LLC and the remainder is owned by a third party. Metlife 1201 TAB Manager, LLC is the manager of 1201 TAB Owner, LLC.

      52. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Investors USA Insurance Company and 10.99% is owned by New England Life Insurance Company.

      53.   Ashton Southend GP, LLC (DE)

      54. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      55. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      57.   Ardrey Kell Townhomes, LLC (DE)

      58.   Boulevard Residential, LLC (DE)

      59.   465 N. Park Drive, LLC (DE)

      60.   Ashton Judiciary Square, LLC (DE)

      61. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      62. 1900 McKinley Properties, LP (DE) - 99.9% LP interest of 1900 McKinley Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      63.   Marketplace Residences, LLC (DE)

      64.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      65.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      66.   Haskell East Village, LLC (DE)

      67. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 16.9% by MetLife Investors USA Insurance Company and 12.071% by MetLife Insurance Company of Connecticut.

      68.   ML Terraces, LLC (DE)

      69.   Chestnut Flats Wind, LLC (DE)

      70.   MetLife 425 MKT Member, LLC (DE)

      71.   MetLife OFC Member, LLC (DE)

            a) OFC Boston, LLC (DE) - 52.5% of OFC Boston, LLC is owned by MetLife OFC Member, LLC and 47.5% is owned by a third party.

                 i)   OFC REIT, LLC (DE)

                      1)   Dewey Square Tower Associates, LLC (MA)

      72. MetLife THR Investor, LLC (DE) - 85% of MetLife THR Investors, LLC is owned by MLIC and 15% is owned by MICC.

      73. ML Southmore, LLC (DE) - 75.12% of ML Southmore, LLC is owned by MLIC and 24.88% is owned by MICC.

      74. ML - AI MetLife Member 1, LLC (DE) - 83.675% of the membership interest is owned by MLIC, 5.762% by MLI USA and 4.801% by Metropolitan Property and Casualty Insurance Company.

            a) ML - AI Venture 1, LLC (DE) - 51% of ML-AI Venture 1, LLC is owned by ML-AI MetLife Member 1, LLC and 49% is owned by a third party. MetLife Investment Management, LLC is the asset manager.

                 i)   ML-AI 125 Wacker, LLC (DE)

      75.   MetLife CB W/A, LLC (DE)

      76. MetLife Camino Ramon Member, LLC (DE) - 78.6% of MetLife Camino Ramon Member, LLC is owned by MLIC and 21.4% is owned by MICC.

O.    MetLife Capital Trust IV (DE)

P. MetLife Insurance Company of Connecticut (MICC) (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      4.    MetLife Canadian Property Ventures LLC (NY)

      5.    Euro TI Investments LLC (DE)

      6.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      7. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      8.    Plaza LLC (CT)

      9.    TIC European Real Estate LP, LLC (DE)

      10.   MetLife European Holdings, LLC (DE)

            a)    MetLife Assurance Limited (United Kingdom)

      11.   Travelers International Investments Ltd. (Cayman Islands)

      12.   Euro TL Investments LLC (DE)

      13.   Corrigan TLP LLC (DE)

      14.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      15. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      16.   MetLife Investors USA Insurance Company (MLI USA) (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      17.   TLA Holdings II LLC (DE)

      18.   TLA Holdings III LLC (DE)

      19. MetLife Greenstone Southeast Venture, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

Q.    MetLife Reinsurance Company of South Carolina (SC)

R.    MetLife Investment Management, LLC (DE)

      1.   MetLife International PE Fund I GP LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.5935% of the Limited Partnership interests of this entity is owned by MetLife Alico Life Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 23.7%, General American Life Insurance Company owns 0.1% and MetLife Insurance Company of Connecticut owns 0.2%.

                i)   MetLife Core Property REIT, LLC (DE)

                     aa) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC holds the following single-property limited liability companies: MCP 7 Riverway, LLC, MCP SoCal Industry- Redondo, LLC, MCP SoCal Industrial-Springdale, LLC, MCP SoCal Industrial-Concourse, LLC, MCP SoCal Industrial-Kellwood, LLC, MCP SoCal Industrial-Bernado, LLC, MCP SoCal Industrial-Canyon, LLC, MCP SoCal Industrial-Anaheim, LLC, MCP SoCal Industrial-LAX, LLC, MCP SoCal Industrial-Fullerton, LLC, MCP SoCal Industrial-Ontario, LLC, MCP SoCal Industrial-Loker, LLC, MCP Paragon Point, LLC, MCP 4600 South Syracuse, LLC, MCP The Palms Doral, LLC, MCP Waterfront Atrium, LLC, MCP EnV Chicago, LLC,MCP 100 Congress, LLC, MCP 1900 McKinney, LLC, MCP 550 West Washington, LLC, MCP Main Street Village, LLC, MCP Lodge At Lakecrest, LLC and MCP Ashton South End, LLC

S.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

T.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.

U.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

V.    MetLife Capital Trust X (DE)

W.    Cova Life Management Company (DE)

X.    MetLife Reinsurance Company of Charleston (SC)

Y.    MetLife Reinsurance Company of Vermont (VT)

Z.    Delaware American Life Insurance Company (DE)

AA.   Federal Flood Certification LLC (TX)

AB.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife ALICO Life Insurance K.K. (Japan)

               a)  Nagasaki Operation Yugen Kaisha (Japan)

               b)  Communication One Kabushiki Kaisha (Japan)

               c)  Financial Learning Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.9788% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii) ALICO European Holdings Limited (Ireland)

                       aa) ZAO Maser D (Russia)

                           1) ZAO ALICO Insurance Company (Russia) - 51% of ZAO
                              ALICO Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding Company II GmbH.

                   ii) MetLife EU Holding Company Limited (Ireland)

                       aa) MetLife Europe Limited (Ireland) - 93% of MetLife
                           Europe Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       bb) Agenvita S.r.l. (Italy)

                       cc) MetLife Europe Insurance Limited (Ireland)- 93% of
                           MetLife Europe Insurance Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       dd) MetLife Europe Services Limited (Ireland)

                       ee) MetLife Insurance Limited (United Kingdom)

                       ff) MetLife Limited (United Kingdom)

                       gg) MetLife Services, Sociedad Limitada (Spain)

                       hh) MetLife Insurance S.A./NV (Belgium) - 99.999% of
                           MetLife Insurance S.A./NV is owned by MetLife EU Holding Company Limited and 0.001% is owned by Natilportem Holdings, Inc.

                       ii) MetLife Solutions S.A.S. (France)

                       jj) Metlife Biztosito Zrt. (Hungary)

                           1) First American-Hungarian Insurance Agency Limited
                              (Hungary)

                       kk) Metropolitan Life Asigurari S.A. (Romania) -
                           99.9982018% of Metropolitan Life Asigurari S.A. is owned by MetLife EU Holding Company Limited and the remaining 0.0017982% is owned by International Technical and Advisory Services Limited.

                           1) ALICO Societate de Administrare a unui Fond de
                              Pensii Administrat Privat S.A. (Romania) -
                              99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by ALICO Asigurari Romania S.A. and 0.0252% is owned by AMPLICO Services Sp z.o.o.

                           2) Metropolitan Training and Consulting S.R.L.
                              (Romania)

                           3) APF Societate de Administrare a Fondurilor De
                              Pensii Facultative (APF) (Romania) - 99.99% of APF is owned by Metropolitan Life Asigurari S.A. and 0.01% is owned by ITAS Limited.

                       ll) MetLife AMSLICO poist'ovna, a.s. (Slovakia)

                           1) ALICO Services Central Europe s.r.o. (Slovakia)

                           2) ALICO Funds Central Europe sprav. spol., a.s.
                              (Slovakia)

                       mm) MetLife pojist'ovna a.s. (Czech Republic)

                       nn) AMPLICO Life-First American Polish Life Insurance &
                           Reinsurance Company, S.A. (Poland)

                           a) Amplico Services Sp z.o.o. (Poland)

                           b) AMPLICO Towartzystwo Funduszky Inwestycyjnych,
                              S.A. (Poland)

                           c) AMPLICO Powszechne Towartzystwo Emerytalne S.A.
                              (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by MetLife EU Holding Company Limited.

                       oo) MetLife Holdings (Cyprus) Limited (Cyprus)

                           a) American Life Insurance Company (Cyprus) Limited
                              (Cyprus)

                       pp) ALICO Bulgaria Zhivotozastrahovatelno Druzhestvo EAD
                           (Bulgaria)

                       qq) MetLife Alico Life Insurance Company S.A. (Greece)

                           a) ALICO Mutual Fund Management Company (Greece) -
                              90% of ALICO Mutual Fund Management Company is owned by MetLife Alico Life Insurance Company S.A. (Greece) and the remaining interests are owned by third parties.

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 81.96% of American Life Insurance Company (Pakistan) Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      5.    International Investment Holding Company Limited (Russia)

      6. MetLife Akcionarsko Drustvo za Zivotno Osiguranje (Serbia) - 99.98% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.02% is owned by International Technical and Advisory Services Limited.

      7.    ALICO Management Services Limited (United Kingdom)

      8.    ZEUS Administration Services Limited (United Kingdom)

      9. ALICO Trustees Ltd. (United Kingdom) - 50% of ALICO Trustees (UK) Ltd. is owned by ALICO and the remaining interest is owned by International Technical and Advisory Services Limited.

      10. PJSC ALICO Ukraine (Ukraine) - 99.9988% of PJSC ALICO Ukraine is owned by ALICO 0.0006% is owned by International Technical and Advisory Services Limited and the remaining 0.0006% is owned by Borderland Investment Limited.

      11.   Borderland Investment Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      12. International Technical and Advisory Services Limited (ITAS) (USA-Delaware)

      13.   ALICO Operations Inc. (USA-Delaware)

            a)    MetLife Asset Management Corp. (Japan)

      14. MetLife Colombia Seguros de Vida S.A. (Colombia) - 94.9899823% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 5.0100106% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      15.   MetLife Mas, S.A. de C.V. (Mexico) - 99.9997546% of MetLife Mas,
            SA de CV is owned by ALICO and 0.0002454% is owned by International Technical and Advisory Services Limited.

      16. MetLife Seguros S.A. (Uruguay) - 74.9187% of MetLife Seguros S.A. is owned by ALICO, 25.0798% by MetLife, Inc. and 0.0015% by a third party (Oscar Schmidt).

      17. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      18.   Alpha Properties, Inc. (USA-Delaware)

      19.   Beta Properties, Inc. (USA-Delaware)

      20.   Delta Properties Japan, Inc. (USA-Delaware)

      21.   Epsilon Properties Japan, Inc. (USA-Delaware)

      22.   Iris Properties, Inc. (USA-Delaware)

      23.   Kappa Properties Japan, Inc. (USA-Delaware)

AC.   MetLife Global Benefits, Ltd. (Cayman Islands)

AD. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.999338695% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.00065469% is owned by MetLife International Holdings, Inc. and 0.000006613% is owned by Natiloportem.

AE.   MetLife Consumer Services, Inc. (DE)

AF.   MetLife Reinsurance Company of Delaware (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 29. INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife maintains Directors' and Officers' Liability with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter, as well as certain other subsidiaries of MetLife are covered.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM  30. PRINCIPAL UNDERWRITER


(a)   MetLife Investors Distribution Company ("MLIDC")
      1095 Avenue of the Americas
      New York, NY 10036



MetLife Investors Distribution Company serves as principal underwriter and distributor for the following Investment Companies:



Met Investors Series Trust
Metropolitan Series Fund
First MetLife Investors Variable Annuity Account One
General American Separate Account Two
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
MetLife of CT Fund UL for Variable Life Insurance
MetLife of CT Fund UL III for Variable Life Insurance
MetLife of CT Separate Account Eleven for Variable Annuities
MetLife of CT Separate Account QPN for Variable Annuities
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Life Account One
MetLife Investors USA Separate Account A
MetLife Investors USA Variable Life Account A
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Metropolitan Life Variable Annuity Separate Account II
Metropolitan Tower Separate Account One
Metropolitan Tower Separate Account Two
New England Life Retirement Investment Account
New England Variable Annuity Fund I
New England Variable Annuity Separate Account
New England Variable Life Separate Account
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
Separate Account No. 13S

(b) MetLife Investors Distribution Company is the principal underwriter for the Policies. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 1095 Avenue of the Americas, New York,
NY 10036.



NAME AND PRINCIPAL                     POSITIONS AND OFFICES
BUSINESS OFFICE                        WITH UNDERWRITER
-----------------------                ---------------------------------------------------------------------
Elizabeth M. Forget                    Director and President
Metropolitan Life Insurance Company
1095 Avenue of the Americas
New York, NY 10036

Paul A. LaPiana                        Director and Executive Vice President, National Sales Manager- Life
Metropolitan Life Insurance Company
11225 North Community House Road
Charlotte, NC 28277

Jay S. Kaduson                         Senior Vice President
Metropolitan Life Insurance Company
11225 North Community House Road
Charlotte, NC 28277

John G. Martinez                       Vice President and Chief Financial Officer
Metropolitan Life Insurance Company
18210 Crane Nest Drive
Tampa, FL 33647

Andrew G. Aiello                       Senior Vice President, Channel Head-National Accounts
Metropolitan Life Insurance Company
11225 North Community House Road
Charlotte, NC 28277

John P. Kyne, III                      Vice President, Compliance
Metropolitan Life Insurance Company
11225 North Community House Road
Charlotte, NC 28277

Marlene B. Debel                       Treasurer
Metropolitan Life Insurance Company
1095 Avenue of the Americas
New York, NY 10036




                                                          (3)
                                                     Compensation
                                                       on Events
          (1)                      (2)              Occasioning the
        Name of              Net Underwriting       Deduction of a             (4)                  (5)
       Principal              Discounts and         Deferred Sales          Brokerage              Other
      Underwriter              Commissions               Load              Commissions         Compensation
MetLife Investors
Distribution Company         $     1,151,081        $            0         $         0         $          0




MLIDC as the principal underwriter and distributor, does not receive any fees on the Policies. The Company pays compensation directly to broker-dealers who have selling agreements with MLIDC.

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

            MetLife Insurance Company of Connecticut
            1300 Hall Boulevard,
            Bloomfield, Connecticut 06002

ITEM 32. MANAGEMENT SERVICES

Not Applicable.

ITEM 33. FEE REPRESENTATION

MetLife Insurance Company of Connecticut hereby represents that the aggregate charges under the Policies of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MetLife Insurance Company of Connecticut.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to the registration statement under Rule 485(b) and has duly caused this post-effective amendment to this registration statement to be signed on its behalf in the City of Boston, and Commonwealth of Massachusetts, on this 4th day of April, 2014.


                      MetLife of CT Fund UL for Variable Life Insurance
                                 (Registrant)
                      MetLife Insurance Company of Connecticut

                                 (Depositor)

                      By:          /s/  Robert L. Staffier, Jr.
                                   ------------------------------------
                                   Robert L. Staffier, Jr.
                                   Vice President

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor certifies that it meets all of the requirements for effectiveness of this post-effective amendment to the registration under Rule 485(b) and has duly caused this post-effective amendment to this registration statement to be signed on its behalf in the City of Boston, and Commonwealth of Massachusetts, on this 4th day of April, 2014.


                      MetLife Insurance Company of Connecticut

                                 (Depositor)

                      By:     /s/  Robert L. Staffier, Jr.
                              --------------------------------
                              Robert L. Staffier, Jr.
                              Vice President


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 4th day of April, 2014.


/s/  *Eric T. Steigerwalt    Chairman of the Board, President and
--------------------------   Chief Executive Officer and Director
Eric T. Steigerwalt

/s/  *Elizabeth M. Forget    Director and Senior Vice
--------------------------   President
Elizabeth M. Forget

/s/  *Gene L. Lunman         Director and Senior Vice
--------------------------   President
Gene L. Lunman

/s/  *Stanley J. Talbi       Executive Vice President and Chief
--------------------------   Financial Officer
Stanley J. Talbi

/s/  *Peter M. Carlson       Executive Vice President and Chief
--------------------------   Accounting Officer
Peter M. Carlson


By:    /s/  John E. Connolly, Jr.
     ----------------------------
       John E. Connolly, Jr.,
       Attorney-in-fact


* Executed by John E. Connolly, Jr. on behalf of those indicated pursuant to powers of attorney filed with Post-Effective Amendment No. 19 to the Registration Statement on Form N-6 (File No. 333-96519) filed April 4, 2013.

                                 Exhibit Index



Exhibit Letter Description

g.2.           Service and Coinsurance Agreement between MetLife Insurance Co of CT and Metropolitan Life.

n.             Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm